As filed with the Securities and Exchange Commission on January 26, 2012

1933 Act File No. 033-46924
1940 Act File No. 811-06618

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ X ]
Pre-Effective Amendment No. ____	[ ]
Post-Effective Amendment No. 55	[ X ]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ X ]
Amendment No. 57	[ X ]
(Check appropriate box or boxes.)

FIRST INVESTORS EQUITY FUNDS
(Exact Name of Registrant as Specified in Charter)

110 Wall Street
New York, New York 10005
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code:  (212) 858-8000

Mary Carty, Esq.
First Investors Equity Funds
110 Wall Street
New York, New York 10005
(Name and Address of Agent for Service)

Copy to:
Francine J. Rosenberger, Esq.
K&L Gates LLP
1601 K Street, NW
Washington, D.C. 20006-1601

It is proposed that this filing will become effective (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b)
[ X ]	on January 31, 2012 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

FIRST INVESTORS EQUITY FUNDS

CONTENTS OF REGISTRATION STATEMENT

This registration document is comprised of the following:

Cover Sheet

Contents of Registration Statement

Combined Prospectus for First Investors Income Funds and First Investors Equity Funds

Statement of Additional Information for First Investors Equity Funds

Part C – Other Information

Signature Page

Exhibits

Income Funds

Ticker Symbols
Cash Management	Class A: FICXX	Class B: − −
Government	Class A: FIGVX	Class B: FIGYX
Investment Grade	Class A: FIIGX	Class B: FIIHX
Fund For Income	Class A: FIFIX	Class B: FIFJX

Equity Funds

Ticker Symbols
Total Return	Class A: FITRX	Class B: FBTRX
Value	Class A: FIUTX	Class B: FIUBX
Growth & Income	Class A: FGINX	Class B: FGIBX
Global	Class A: FIISX	Class B: FIBGX
Select Growth	Class A: FICGX	Class B: FIGBX
Opportunity	Class A: FIUSX	Class B: FIMBX
Special Situations	Class A: FISSX	Class B: FISBX
International	Class A: FIINX	Class B: FIIOX

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

THE DATE OF THIS

PROSPECTUS

is January 31, 2012

TABLE OF CONTENTS

THE FUNDS SUMMARY SECTION	1
Cash Management Fund	1
Government Fund	4
Investment Grade Fund	8
Fund For Income	12
Total Return Fund	16
Value Fund	20
Growth & Income Fund	24
Global Fund	28
Select Growth Fund	32
Opportunity Fund	36
Special Situations Fund	40
International Fund	44
Other Important Information	48

THE FUNDS IN GREATER DETAIL	49
Cash Management Fund	50
Government Fund	52
Investment Grade Fund	55
Fund For Income	58
Total Return Fund	61
Value Fund	64
Growth & Income Fund	66
Global Fund	68
Select Growth Fund	71
Opportunity Fund	74
Special Situations Fund	76
International Fund	78

FUND MANAGEMENT IN GREATER DETAIL	81

SHAREHOLDER INFORMATION	86
How and when do the Funds price their shares?	86
How do I open an account?	87
What about accounts with multiple owners or representatives?	87
How do I make subsequent transactions?	88
How are transactions processed?	90

What are the sales charges?	91
Are sales charge discounts and waivers available?	93
What are the Funds’ policies on frequent trading in the shares of the Funds?	97
What about dividends and capital gain distributions?	98
What about taxes?	99
What if my account falls below the minimum account requirement?	99
Householding policy	100
Other account privileges and policies	100

FINANCIAL HIGHLIGHTS	101
Cash Management Fund	102
Government Fund	104
Investment Grade Fund	106
Fund For Income	108
Total Return Fund	110
Value Fund	112
Growth & Income Fund	114
Global Fund	116
Select Growth Fund	118
Opportunity Fund	120
Special Situations Fund	122
International Fund	124

THE FUNDS SUMMARY SECTION

CASH MANAGEMENT FUND

Investment Objective:  The Fund seeks to earn a high rate of current income consistent with the preservation of capital and maintenance of liquidity.

Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 93 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-45 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%	4.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B
Management Fees	0.50%	0.50%
Distribution and Service (12b-1) Fees	0.00%	0.75%
Other Expenses	0.56%	0.56%
Total Annual Fund Operating Expenses	1.06%	1.81%

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A shares	$108	$337	$585	$1,294
Class B shares	$584	$869	$1,180	$1,930

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A shares	$108	$337	$585	$1,294
Class B shares	$184	$569	$980	$1,930

Principal Investment Strategies:  The Fund invests primarily in high-quality money market instruments that are determined by the Fund’s Adviser to present minimal credit risk, including but not limited to commercial paper, short-term corporate bonds and notes, floating and variable rate notes, U.S. Treasury securities and short-term obligations of U.S. Government-sponsored enterprises (some of which are not backed by the full faith and credit of the U.S. Government).

The Fund’s portfolio is managed to meet regulatory requirements that permit the Fund to maintain a stable net asset value (“NAV”) of $1.00 per share.  These include requirements relating to the credit quality, maturity, liquidity and diversification of the Fund’s investments.

In buying and selling securities, the Fund will consider its own credit analysis as well as ratings assigned by ratings services.

Principal Risks:  Although the Fund tries to maintain a $1.00 share price, it may not be able to do so.  It is therefore possible to lose money by investing in the Fund.  The Fund is intended for investors who:

■          Are seeking income, and

■          Are seeking a conservative investment that provides a high degree of credit quality.

Here are the principal risks of investing in the Cash Management Fund:

Credit Risk.  There is a risk that the value of a money market instrument will decline if there is a default by or a deterioration in the credit quality of the issuer or a provider of a credit enhancement or demand feature.  This could cause the Fund’s NAV to decline below $1.00 per share.

Credit risk also applies to securities issued by U.S. Government-sponsored enterprises that are not backed by the full faith and credit of the U.S. Government.  These securities are supported by the credit of the issuing agency, instrumentality or corporation.

Interest Rate Risk.  Like the values of other debt instruments, the market values of money market instruments are affected by changes in interest rates.  When interest rates rise, the market values of money market instruments decline.  This could cause the Fund’s NAV to decline below $1.00 per share.

Liquidity Risk.  The Fund may be unable to sell a security promptly and at an acceptable price, which could have the effect of decreasing the overall level of the Fund’s liquidity.  Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements, which may have an adverse effect on the Fund’s ability to maintain a $1.00 share price.

Yield Risk.  The yields received by the Fund on its investments will decline as interest rates decline.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Performance:  The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows the Fund’s average annual returns for 1, 5, and 10 years.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Total Annual Returns For Calendar Years Ended December 31

During the periods shown, the highest quarterly return was 1.14% (for the quarter ended September 30, 2007) and the lowest quarterly return was 0.00% (for the quarter ended December 31, 2009 and for each quarter ended since 2010).

Average Annual Total Returns For Periods Ended December 31, 2011

	1 Year	5 Years	10 Years
Class A Shares	0.00%	1.32%	1.55%
Class B Shares	-4.00%	0.59%	1.05%

Investment Adviser:  First Investors Management Company, Inc. is the Fund’s investment adviser.

Other Important Information About The Fund:  For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please refer to the section “Other Important Information” on page 48 of this prospectus.

GOVERNMENT FUND

Investment Objective:  The Fund seeks to achieve a significant level of current income which is consistent with security and liquidity of principal.

Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 93 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-45 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%	4.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B
Management Fees	0.66%	0.66%
Distribution and Service (12b-1) Fees	0.30%	1.00%
Other Expenses	0.27%	0.27%
Total Annual Fund Operating Expenses	1.23%	1.93%

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A shares	$693	$943	$1,212	$1,978
Class B shares	$596	$906	$1,242	$2,072

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A shares	$693	$943	$1,212	$1,978
Class B shares	$196	$606	$1,042	$2,072

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 35% of the average value of its whole portfolio.

Principal Investment Strategies:  Under normal circumstances, the Fund invests at least 80% of its net assets in obligations issued or guaranteed as to payment of principal and interest by the U.S. Government, its agencies or instrumentalities (“Government Securities”).

The majority of the Fund’s investments will typically consist of mortgage-backed securities that are guaranteed by the Government National Mortgage Association (“GNMA”), commonly known as Ginnie Maes. Ginnie Maes are guaranteed by the full faith and credit of the U.S. Government.

The Fund also invests in mortgage-backed securities issued by U.S. Government-sponsored enterprises that are not backed by the full faith and credit of the U.S. Government, such as Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”).

The Fund generally makes investment decisions based on its outlook for interest rates, economic and market conditions, and the relative values of different types of Government Securities.  In selecting mortgage-backed investments, the Fund considers, among other factors, coupon and yield, relative value and weighted average maturity of the pool.  The Fund will usually sell an investment when there are changes in the interest rate environment that are adverse to the investment.

Principal Risks:  You can lose money by investing in the Fund.  The likelihood of a loss is greater if you invest for a short period of time.  While the Fund invests in obligations that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, your investment in the Fund is not insured or guaranteed by the U.S. Government.  The Fund is intended for investors who:

■           Are seeking an investment which offers both current income and a low degree of credit risk,

■           Are willing to accept fluctuations in the value of their investment and the income it produces as a result of changes in interest rates and mortgage refinancing, and

■           Have a long-term investment horizon and are able to ride out market cycles.

Here are the principal risks of investing in the Government Fund:

Interest Rate Risk.  In general, when interest rates rise, the market value of a debt security declines, and when interest rates decline, the market value of a debt security increases.  Securities with longer maturities are generally more sensitive to interest rate changes.

Prepayment Risk.  When interest rates decline, homeowners tend to refinance their mortgages.  This could cause a decrease in the Fund’s income and share price.

Extension Risk.  Rising interest rates can cause the Fund’s average maturity to lengthen due to a drop in mortgage prepayments.  This will increase both the Fund’s sensitivity to interest rates and its potential for price declines.

Credit Risk.  This is the risk that an issuer of bonds will be unable to pay interest or principal when due.  The prices of bonds are affected by the credit quality of the issuer and in the case of mortgage-backed securities, the credit quality of the underlying mortgages.  Credit risk applies to securities issued by U.S. Government-sponsored enterprises (such as

Fannie Mae and Freddie Mac mortgage-backed securities) that are not backed by the full faith and credit of the U.S. Government.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance:  The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Total Annual Returns For Calendar Years Ended December 31

During the periods shown, the highest quarterly return was 3.66% (for the quarter ended December 31, 2008) and the lowest quarterly return was -0.81% (for the quarter ended June 30, 2006).

Average Annual Total Returns For Periods Ended December 31, 2011
	1 Year	5 Years	10 Years
Class A Shares
(Return Before Taxes)	-0.19%	4.61%	4.19%
(Return After Taxes on Distributions)	-1.42%	3.12%	2.59%
(Return After Taxes on Distributions and Sales of Fund Shares)	-0.15%	2.98%	2.57%
Class B Shares
(Return Before Taxes)	1.19%	4.80%	4.19%
BofA Merrill Lynch GNMA Master Index (reflects no deduction for fees, expenses or taxes)	7.85%	6.92%	5.91%

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Adviser:  First Investors Management Company, Inc. is the Fund’s investment adviser.

Portfolio Manager:  Clark D. Wagner, Director of Fixed Income, has served as the Portfolio Manager of the Fund since 1995.

Other Important Information About The Fund:  For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please refer to the section “Other Important Information” on page 48 of this prospectus.

INVESTMENT GRADE FUND

Investment Objective:  The Fund seeks to generate a maximum level of income consistent with investment in investment grade debt securities.

Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 93 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-45 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%	4.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B
Management Fees	0.66%	0.66%
Distribution and Service (12b-1) Fees	0.30%	1.00%
Other Expenses	0.26%	0.26%
Total Annual Fund Operating Expenses	1.22%	1.92%

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A shares	$692	$940	$1,207	$1,967
Class B shares	$595	$903	$1,237	$2,061

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A shares	$692	$940	$1,207	$1,967
Class B shares	$195	$603	$1,037	$2,061

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 34% of the average value of its whole portfolio.

Principal Investment Strategies:  Under normal circumstances, the Fund will invest at least 80% of its net assets in investment grade debt securities.

The Fund may invest in a variety of different types of investment grade securities, including corporate bonds, securities issued or guaranteed by the U.S. Government or U.S. Government-sponsored enterprises (some of which are not backed by the full faith and credit of the U.S. Government), and mortgage-backed and other asset-backed securities.

In making investment decisions, the Fund considers the outlook for interest rates, economic and market conditions, credit ratings, and its own analysis of an issuer’s financial condition.  The Fund will not necessarily sell an investment if its rating is reduced and it may hold securities that have been downgraded below investment grade (commonly known as “high yield” or “junk” bonds).

Principal Risks:  You can lose money by investing in the Fund.  The likelihood of a loss is greater if you invest for a short period of time.  The Fund is intended for investors who:

■           Are seeking an investment which offers current income and a moderate degree of credit risk,

■           Are willing to accept fluctuations in the value of their investment and the income it produces as a result of changes in interest rates, credit ratings and the economy, and

■           Have a long-term investment horizon and are able to ride out market cycles.

Here are the principal risks of investing in the Investment Grade Fund:

Interest Rate Risk.  In general, when interest rates rise, the market value of a debt security declines, and when interest rates decline, the market value of a debt security increases.  Securities with longer maturities are generally more sensitive to interest rate changes.

Credit Risk.  This is the risk that an issuer of bonds and other debt securities will be unable to pay interest or principal when due.  The prices of bonds and other debt securities are affected by the credit quality of the issuer and, in the case of asset-backed securities, the credit quality of the underlying loans.  Credit risk also applies to securities issued or guaranteed by U.S. Government-sponsored enterprises that are not backed by the full faith and credit of the U.S. Government.

Prepayment and Extension Risk.  The Fund is subject to prepayment and extension risk since it invests in mortgage-backed and other asset-backed securities.  When interest rates decline, borrowers tend to refinance their loans.  When this occurs, the loans that back these securities suffer a higher rate of prepayment.  This could cause a decrease in the Fund’s income and  share price.  When interest rates rise, the Fund’s average maturity may lengthen due to a drop in prepayments.  This will increase both the Fund’s sensitivity to interest rates and its potential for price declines.

Liquidity Risk.  High yield debt securities tend to be less liquid than higher quality debt securities, meaning that it may be difficult to sell high yield debt securities at reasonable prices.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance:  The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Total Annual Returns For Calendar Years Ended December 31

During the periods shown, the highest quarterly return was 10.39% (for the quarter ended June 30, 2009) and the lowest quarterly return was -9.53% (for the quarter ended September 30, 2008).

Average Annual Total Returns For Periods Ended December 31, 2011
	1 Year	5 Years	10 Years
Class A Shares
(Return Before Taxes)	-0.16%	4.13%	4.50%
(Return After Taxes on Distributions)	-1.68%	2.37%	2.63%
(Return After Taxes on Distributions and Sales of Fund Shares)	-0.13%	2.38%	2.67%
Class B Shares
(Return Before Taxes)	1.23%	4.33%	4.48%
BofA Merrill Lynch U.S. Corporate Master Index (reflects no deduction for fees, expenses or taxes)	7.51%	6.57%	6.29%

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Adviser:  First Investors Management Company, Inc. is the Fund’s investment adviser.

Portfolio Manager:  Clark D. Wagner, Director of Fixed Income, serves as Co-Portfolio Manager of the Fund and has served as Portfolio Manager or Co-Portfolio Manager of the Fund since 2007.

Rajeev Sharma has served as Co-Portfolio Manager of the Fund since 2009.

Other Important Information About The Fund:  For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please refer to the section “Other Important Information” on page 48 of this prospectus.

FUND FOR INCOME

Investment Objective:  The Fund seeks high current income.

Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 93 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-45 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%	4.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B
Management Fees	0.73%	0.73%
Distribution and Service (12b-1) Fees	0.30%	1.00%
Other Expenses	0.27%	0.27%
Total Annual Fund Operating Expenses	1.30%	2.00%

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A shares	$700	$963	$1,247	$2,053
Class B shares	$603	$927	$1,278	$2,147

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A shares	$700	$963	$1,247	$2,053
Class B shares	$203	$627	$1,078	$2,147

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 75% of the average value of its whole portfolio.

Principal Investment Strategies:  The Fund primarily invests in high yield, below investment grade corporate bonds (commonly known as “high yield” or “junk bonds”).  High yield bonds include both bonds that are rated below Baa by Moody’s Investors Service, Inc. or below BBB by Standard & Poor’s Ratings Services as well as unrated bonds that are determined by the Fund to be of equivalent quality.  High yield bonds generally provide higher income than investment grade bonds to compensate investors for their higher risk of default (i.e., failure to make required interest or principal payments).  The Fund may also invest in other high yield debt securities, such as assignments of syndicated bank loans.

Although the Fund will consider ratings assigned by ratings agencies in selecting high yield bonds, it relies principally on its own research and investment analysis.  The Fund may sell a bond when it shows deteriorating fundamentals or it falls short of the portfolio manager’s expectations.  It may also decide to continue to hold a bond (or related securities) after its issuer defaults or is subject to a bankruptcy.

Principal Risks:  You can lose money by investing in the Fund.  The likelihood of a loss is greater if you invest for a short period of time.  The Fund is intended for investors who:

■           Are seeking an investment that offers a high level of current income,

■           Are willing to accept a high degree of credit risk and market volatility, and

■           Have a long-term investment horizon and are able to ride out market cycles.

Here are the principal risks of investing in the Fund For Income:

Credit Risk.  This is the risk that an issuer of bonds and other debt securities, including syndicated bank loans, will be unable to pay interest or principal when due.  High yield bonds and other types of high yield debt securities have greater credit risk than higher quality debt securities because the companies that issue them are not as financially strong as companies with investment grade ratings.  During times of economic downturn, issuers of high yield debt securities may not have the ability to access the credit markets to refinance their bonds or meet other credit obligations.

Market Risk.  The entire high yield bond market can experience sharp price swings due to a variety of factors, including changes in economic forecasts, stock market volatility, large sustained sales of high yield bonds by major investors, high-profile defaults or the market’s psychology.  This degree of volatility in the high yield market is usually associated more with stocks than bonds.

Interest Rate Risk.  In general, when interest rates rise, the market value of a  debt security declines, and when interest rates decline, the market value of a debt security increases.  Securities with longer maturities are generally more sensitive to interest rate changes as are securities with higher credit ratings.

Liquidity Risk.  High yield debt securities tend to be less liquid than higher quality debt securities, meaning that it may be difficult to sell high yield debt securities at a reasonable price or at a particular time.  Assignments of syndicated bank loans may be less liquid at times, because of potential delays in the settlement process or restrictions on resale.

Other Syndicated Bank Loans Risk.  Syndicated bank loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate.  In the event of a default, the Fund may have difficulty collecting on any collateral.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance:  The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

On April 24, 2009, Muzinich & Co., Inc. (“Muzinich”) became the Fund’s subadviser.  Therefore, the performance shown for the Fund is not necessarily reflective of how the Fund will perform in the future.

Total Annual Returns For Calendar Years Ended December 31

During the periods shown, the highest quarterly return was 15.60% (for the quarter ended June 30, 2009) and the lowest quarterly return was -19.51% (for the quarter ended December 31, 2008).

Average Annual Total Returns For Periods Ended December 31, 2011
	1 Year	5 Years	10 Years
Class A Shares
(Return Before Taxes)	-0.68%	2.14%	5.26%
(Return After Taxes on Distributions)	-2.99%	-0.54%	2.46%
(Return After Taxes on Distributions and Sales of Fund Shares)	-0.48%	0.07%	2.72%
Class B Shares
(Return Before Taxes)	0.66%	2.33%	5.25%
BofA Merrill Lynch BB-B US Cash Pay High Yield Constrained Index (reflects no deduction for fees, expenses or taxes)	5.43%	6.85%	7.96%

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Adviser:  First Investors Management Company, Inc. is the Fund’s investment adviser and Muzinich serves as the Fund’s subadviser.

Portfolio Manager:  The Fund has been managed by Muzinich since 2009 by a team of investment professionals who have active roles in managing the Fund.  Dennis V. Dowden and Clinton Comeaux have served as Portfolio Managers of the Fund since 2009 and Bryan Petermann has served as Portfolio Manager of the Fund since 2010.

Other Important Information About The Fund:  For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please refer to the section “Other Important Information” on page 48 of this prospectus.

TOTAL RETURN FUND

Investment Objective:  The Fund seeks high, long-term total investment return consistent with moderate investment risk.

Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 93 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-45 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%	4.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B
Management Fees	0.74%	0.74%
Distribution and Service (12b-1) Fees	0.30%	1.00%
Other Expenses	0.29%	0.29%
Total Annual Fund Operating Expenses	1.33%	2.03%

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A shares	$703	$972	$1,262	$2,084
Class B shares	$606	$937	$1,293	$2,179

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A shares	$703	$972	$1,262	$2,084
Class B shares	$206	$637	$1,093	$2,179

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its whole portfolio.

Principal Investment Strategies:  The Fund allocates its assets among stocks, bonds and money market investments.  While the percentage of assets allocated to each asset class is flexible rather than fixed, the Fund normally invests at least 50% of its net assets in stocks and at least 35% in bonds, cash and money market investments.  The percentages may change due to, among other things, market fluctuations or reallocation decisions by the Fund’s portfolio managers.

Once the asset allocation for stocks, bonds and money market investments has been set, the Fund uses fundamental research and analysis to determine which particular investments to purchase or sell.

The Fund’s investments in stocks are normally diversified among common stocks of large-, mid- and small-size companies that offer the potential for capital growth, current income, or both.  In selecting stocks, the Fund considers, among other things, the issuer’s financial strength, management, earnings growth potential and history (if any) of paying dividends.

The Fund’s investments in bonds are normally diversified among different types of bonds and other debt securities, including corporate bonds, U.S. Government securities and mortgage-backed securities.  The Fund selects bonds by first considering the outlook for the economy and interest rates, and thereafter, a particular security’s characteristics.

The Fund may sell a security if it becomes fully valued, its fundamentals have deteriorated, alternative investments become more attractive or if it is necessary to rebalance the portfolio.

Principal Risks:  You can lose money by investing in the Fund.  The likelihood of a loss is greater if you invest for a short period of time.  The Fund is intended for investors who:

■           Are seeking total return,

■           Want an investment that provides diversification among different asset classes,

■           Are willing to accept a moderate degree of investment risk, and

■           Have a long-term investment horizon and are able to ride out market cycles.

Here are the principal risks of investing in the Total Return Fund:

Market Risk.  Stock prices may decline over short or even extended periods not only because of company-specific developments, but also due to an economic downturn, adverse political or regulatory developments, a change in interest rates or a change in investor sentiment.  Similarly, bond prices fluctuate in value with changes in interest rates, the economy and the financial conditions of companies that issue them.

Mid-Size and Small-Size Company Risk.  The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations.  At times, it may be difficult for the Fund to sell mid-to-small-size company stocks at reasonable prices.

Interest Rate Risk.  In general, when interest rates rise, the market value of a debt security declines, and when interest rates decline, the market value of a debt security increases.  Securities with longer maturities are generally more sensitive to interest rate changes.

Credit Risk.  This is the risk that an issuer of bonds and other debt securities will be unable to pay interest or principal when due.  The prices of bonds and other debt securities are affected by the credit quality of the issuer and, in the case of mortgage-backed securities, the credit quality of the underlying mortgages.

Allocation Risk.  The Fund may allocate assets to investment classes that underperform other classes.  For example, the Fund may be overweighted in stocks when the stock market is falling and the bond market is rising.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance:  The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Total Annual Returns For Calendar Years Ended December 31

During the periods shown, the highest quarterly return was 11.86% (for the quarter ended June 30, 2003) and the lowest quarterly return was -11.40% (for the quarter ended December 31, 2008).

Average Annual Total Returns For Periods Ended December 31, 2011
	1 Year	5 Years	10 Years
Class A Shares
(Return Before Taxes)	-2.37%	1.52%	3.58%
(Return After Taxes on Distributions)	-2.88%	0.79%	2.92%
(Return After Taxes on Distributions and Sales of Fund Shares)	-1.38%	0.89%	2.73%
Class B Shares
(Return Before Taxes)	-1.20%	1.64%	3.50%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.11%	-0.25%	2.92%
BofA Merrill Lynch U.S. Corporate, Government and Mortgage Index (reflects no deduction for fees, expenses or taxes)	7.89%	6.58%	5.85%

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Adviser:  First Investors Management Company, Inc. is the Fund’s investment adviser.

Portfolio Manager:  The Fund is managed by Edwin D. Miska, Director of Equities and Clark D. Wagner, Director of Fixed Income.  Mr. Miska has served as Portfolio Manager of the Fund since 2002 and Mr. Wagner has served as Portfolio Manager of the Fund since 2001.

Other Important Information About The Fund:  For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please refer to the section “Other Important Information” on page 48 of this prospectus.

VALUE FUND

Investment Objective:  The Fund seeks total return.

Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 93 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-45 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%	4.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B
Management Fees	0.74%	0.74%
Distribution and Service (12b-1) Fees	0.30%	1.00%
Other Expenses	0.31%	0.31%
Total Annual Fund Operating Expenses	1.35%	2.05%

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A shares	$705	$978	$1,272	$2,105
Class B shares	$608	$943	$1,303	$2,200

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A shares	$705	$978	$1,272	$2,105
Class B shares	$208	$643	$1,103	$2,200

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 29% of the average value of its whole portfolio.

Principal Investment Strategies:  The Fund invests, under normal market conditions, primarily in dividend-paying stocks of companies that the Fund believes are undervalued in the market relative to their long term potential.  The Fund normally will diversify its assets among dividend-paying stocks of large-, mid- and small-size companies.  The Fund may also invest in stocks of companies of any size that do not pay dividends, but have the potential of paying dividends in the future if they appear to be undervalued.

The Fund generally uses a “bottom-up” approach in attempting to identify stocks that are undervalued.  This means that the Fund generally identifies potential investments through fundamental research and analysis which includes, among other things, analyzing a company’s balance sheet, cash flow statements and competition within a company’s industry.  The Fund also assesses a company’s corporate strategy and whether the company is operating in the interests of shareholders, as well as, analyzing economic trends, interest rates, and industry diversification.

The Fund may sell a security if it becomes fully valued, its fundamentals have deteriorated or alternative investment opportunities become more attractive.

Principal Risks:  You can lose money by investing in the Fund.  The likelihood of a loss is greater if you invest for a short period of time.  The Fund is intended for investors who:

■  Are seeking total return,

■            Are willing to accept a moderate degree of investment risk, and

■            Have a long-term investment horizon and are able to ride out market cycles.

Here are the principal risks of investing in the Value Fund:

Market Risk.  Stock prices may decline over short or even extended periods not only because of company-specific developments, but also due to an economic downturn, adverse political or regulatory developments, a change in interest rates or a change in investor sentiment.  While dividend-paying stocks are generally considered less volatile than other stocks, there can be no guarantee that the Fund’s overall portfolio will be less volatile than the general stock market.

Undervalued Securities Risk.  The Fund seeks to invest in stocks that are undervalued and that will rise in value due to anticipated events or changes in investor perceptions.  If these events do not occur or investor perceptions about the securities do not improve, the market price of these securities may not rise as expected or may fall.

Mid-Size and Small-Size Company Risk.  The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations.  At times, it may be difficult for the Fund to sell mid-to-small-size company stocks at reasonable prices.

Dividend Risk.  At times, the Fund may not be able to identify dividend-paying stocks that are attractive investments.  The income received by the Fund will also fluctuate due to the amount of dividends that companies elect to pay.  The Fund may not have sufficient income to pay its shareholders regular dividends.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance:  The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.
Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Total Annual Returns For Calendar Years Ended December 31

During the periods shown, the highest quarterly return was 14.33% (for the quarter ended June 30, 2003) and the lowest quarterly return was -18.65% (for the quarter ended December 31, 2008).

Average Annual Total Returns For Periods Ended December 31, 2011
	1 Year	5 Years	10 Years
Class A Shares
(Return Before Taxes)	-4.77%	-1.93%	2.66%
(Return After Taxes on Distributions)	-4.95%	-2.17%	2.37%
(Return After Taxes on Distributions and Sales of Fund Shares)	-2.85%	-1.69%	2.18%
Class B Shares
(Return Before Taxes)	-3.69%	-1.84%	2.58%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.11%	-0.25%	2.92%

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Adviser:  First Investors Management Company, Inc. is the Fund’s investment adviser.

Portfolio Manager:  Sean Reidy has served as Portfolio Manager of the Fund since November 2011.

Other Important Information About The Fund:  For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please refer to the section “Other Important Information” on page 48 of this prospectus.

GROWTH & INCOME FUND

Investment Objective:  The Fund seeks long-term growth of capital and current income.

Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 93 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-45 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%	4.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B
Management Fees	0.72%	0.72%
Distribution and Service (12b-1) Fees	0.30%	1.00%
Other Expenses	0.32%	0.32%
Total Annual Fund Operating Expenses	1.34%	2.04%

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A shares	$704	$975	$1,267	$2,095
Class B shares	$607	$940	$1,298	$2,189

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A shares	$704	$975	$1,267	$2,095
Class B shares	$207	$640	$1,098	$2,189

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 24% of the average value of its whole portfolio.

Principal Investment Strategies:  The Fund primarily invests in common stocks that offer the potential for capital growth, current income or both.  The Fund primarily seeks to invest in common stocks of large-, mid-, and small-size companies that have a history of paying dividends.  When the Fund cannot identify dividend-paying stocks that it finds attractive, it may invest in non-dividend-paying stocks.

The Fund generally uses a “bottom-up” approach to selecting investments.  This means that the Fund generally identifies potential investments through fundamental research and analysis and thereafter focuses on other issues, such as economic trends, interest rates, industry diversification and market capitalization.  In deciding whether to buy or sell securities, the Fund considers, among other things, the issuer’s financial strength, management, earnings growth or potential earnings growth and history (if any) of paying dividends.

The Fund may sell a security if it becomes fully valued, its fundamentals have deteriorated or alternative investments become more attractive.

Principal Risks:  You can lose money by investing in the Fund.  The likelihood of a loss is greater if you invest for a short period of time.  The Fund is intended for investors who:

■           Are primarily seeking an investment that offers the potential for growth with a modest amount of income,

■           Are willing to accept a moderate degree of investment risk, and

■           Have a long-term investment horizon and are able to ride out market cycles.

Here are the principal risks of investing in the Growth & Income Fund:

Market Risk.  Stock prices may decline over short or even extended periods not only because of company-specific developments, but also due to an economic downturn, adverse political or regulatory developments, a change in interest rates or a change in investor sentiment.  While dividend-paying stocks are generally considered less volatile than other stocks, there can be no guarantee that the Fund’s overall portfolio will be less volatile than the general stock market.

Mid-Size and Small-Size Company Risk.  The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations.  At times, it may be difficult for the Fund to sell mid-to-small-size company stocks at reasonable prices.

Dividend Risk.  At times, the Fund may not be able to identify dividend-paying stocks that are attractive investments.

The income received by the Fund will also fluctuate due to the amount of dividends that companies elect to pay.  The Fund may not have sufficient income to pay its shareholders regular dividends.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance:  The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Total Annual Returns For Calendar Years Ended December 31

During the periods shown, the highest quarterly return was 16.90% (for the quarter ended June 30, 2009) and the lowest quarterly return was -22.47% (for the quarter ended December 31, 2008).

Average Annual Total Returns For Periods Ended December 31, 2011
	1 Year	5 Years	10 Years
Class A Shares
(Return Before Taxes)	-4.17%	-1.62%	2.24%
(Return After Taxes on Distributions)	-4.32%	-1.84%	2.05%
(Return After Taxes on Distributions and Sales of Fund Shares)	-2.52%	-1.44%	1.87%
Class B Shares
(Return Before Taxes)	-3.10%	-1.52%	2.11%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.11%	-0.25%	2.92%

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Adviser:  First Investors Management Company, Inc. is the Fund’s investment adviser.

Portfolio Manager:  Edwin D. Miska, Director of Equities, has served as Portfolio Manager of the Fund since 2002.

Sean Reidy has served as Assistant Portfolio Manager of the Fund since 2010.

Other Important Information About The Fund:  For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please refer to the section “Other Important Information” on page 48 of this prospectus.

GLOBAL FUND

Investment Objective:  The Fund seeks long-term capital growth.

Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 93 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-45 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%	4.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B
Management Fees	0.98%	0.98%
Distribution and Service (12b-1) Fees	0.30%	1.00%
Other Expenses	0.42%	0.42%
Total Annual Fund Operating Expenses	1.70%	2.40%

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A shares	$738	$1,080	$1,445	$2,468
Class B shares	$643	$1,048	$1,480	$2,563

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A shares	$738	$1,080	$1,445	$2,468
Class B shares	$243	$748	$1,280	$2,563

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 103% of the average value of its whole portfolio.

Principal Investment Strategies:  The Fund invests in a diversified portfolio of common stocks of companies that are located throughout the world, including the United States.  Although the Fund primarily invests in stocks of U.S. and foreign companies that are considered large to medium in size (measured by market capitalization) and that are traded in larger or more established markets, it may invest a significant amount in less-developed or emerging markets.  The Fund may also invest (to a lesser degree) in smaller size companies.

The Fund uses fundamental research and analysis to identify prospective investments. Security selection is based on one or more of the following: profitability; earnings growth; strong possibility of price-to-earnings multiple expansion (or increases in other similar valuation measures); hidden or unappreciated value; and/or quality management.  Once potential investments are identified, the Fund constructs its portfolio based on many factors including: (1) regional and country allocation; (2) industry and sector allocation; (3) company size; and (4) in the case of foreign securities, foreign currency exposure and the risks of trading and maintaining securities and cash in foreign countries.

A stock may be sold if, in the portfolio manager’s opinion: its downside risk equals or exceeds its upside potential; it suffers from a decreasing trend of earnings growth or suffers an earnings disappointment; or it experiences excessive valuations.

The Fund may engage in active and frequent trading, which may result in high portfolio turnover.

Principal Risks:  You can lose money by investing in the Fund.  The likelihood of a loss is greater if you invest for a short period of time.  The Fund is intended for investors who:

■           Are seeking significant growth of capital,

■           Want exposure to investments in both U.S. and foreign companies,

■           Are willing to accept a moderate degree of investment risk, and

■           Have a long-term investment horizon and are able to ride out market cycles.

Here are the principal risks of investing in the Global Fund:

Market Risk.  Stock prices may decline over short or even extended periods not only because of company-specific developments, but also due to an economic downturn, adverse political or regulatory developments, a change in interest rates or a change in investor sentiment.

Foreign Securities Risk. There are special risk factors associated with investing in foreign securities, including the risks of fluctuations in the exchange rates between the U.S. dollar and foreign currencies, potential political and economic instability, differing accounting and financial reporting standards or inability to obtain reliable financial information regarding a company’s financial condition, less stringent regulation and supervision of foreign securities markets, custodians and securities depositories, and potential restrictions in the flow of capital.

Emerging Markets Risk.  The risks of investing in foreign securities are heightened when investing in emerging or developing markets.  The economies and political environments of emerging or developing countries tend to be more unstable than those of developed countries, resulting in more volatile rates of returns than the developed markets and substantially greater risk to investors.

Liquidity Risk.  The Fund is also susceptible to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like.  This risk is particularly acute in the case of foreign securities that are traded in smaller, less-developed or emerging markets.

Mid-Size and Small-Size Company Risk.  The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations.  At times, it may be difficult for the Fund to sell mid-to-small-size company stocks at reasonable prices.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

High Portfolio Turnover Risk.  High portfolio turnover could increase the Fund’s transaction costs and produce taxable distributions to shareholders and possibly have a negative impact on its performance.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance:  The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Total Annual Returns For Calendar Years Ended December 31

During the periods shown, the highest quarterly return was 19.46% (for the quarter ended June 30, 2009) and the lowest quarterly return was -21.05% (for the quarter ended December 31, 2008).

Average Annual Total Returns For Periods Ended December 31, 2011
	1 Year	5 Years	10 Years
Class A Shares
(Return Before Taxes)	-15.01%	-2.81%	2.31%
(Return After Taxes on Distributions)	-15.07%	-3.41%	1.76%
(Return After Taxes on Distributions and Sales of Fund Shares)	-9.74%	-2.48%	1.86%
Class B Shares
(Return Before Taxes)	-14.09%	-2.68%	2.12%
Morgan Stanley Capital International All Country World Index (reflects no deduction for fees, expenses or taxes)	-6.86%	-1.41%	4.76%

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Adviser:  First Investors Management Company, Inc. is the Fund’s investment adviser and Wellington Management Company, LLP (“Wellington Management”) serves as subadviser of the Fund.

Portfolio Manager:  The Fund is managed by Wellington Management by a team of investment professionals.  Nicolas M. Choumenkovitch, Senior VP and Equity Portfolio Manager, has served as a Portfolio Manager for the international equity portion of the Fund since 2007 and has been involved in portfolio management and securities analysis for the international equity portion of the Fund since 2000.  Matthew E. Megargel, CFA, Senior VP and Equity Portfolio Manager, has served as a Portfolio Manager for the U.S. equity portion of the Fund since 2000.  Jeffrey L. Kripke, VP and Equity Portfolio Manager, has served as a Portfolio Manager for the U.S. equity portion of the Fund since 2006 and has been involved in portfolio management and securities analysis for the U.S. equity portion of the Fund since 2001.  Francis J. Boggan, CFA, Senior VP and Equity Portfolio Manager, has served as a Portfolio Manager for the U.S. equity portion of the Fund since 2006. Tara Connolly Stilwell, CFA, VP and Equity Portfolio Manager, has been involved in portfolio management and securities analysis for the international equity portion of the Fund since 2010.

Other Important Information About The Fund:  For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please refer to the section “Other Important Information” on page 48 of this prospectus.

SELECT GROWTH FUND

Investment Objective:  The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 93 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-45 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%	4.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B
Management Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.30%	1.00%
Other Expenses	0.40%	0.40%
Total Annual Fund Operating Expenses	1.45%	2.15%

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A shares	$714	$1,007	$1,322	$2,210
Class B shares	$618	$973	$1,354	$2,305

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A shares	$714	$1,007	$1,322	$2,210
Class B shares	$218	$673	$1,154	$2,305

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 62% of the average value of its whole portfolio.

Principal Investment Strategies:  The Fund invests in a portfolio of approximately 40-45 common stocks that the Fund’s subadviser, Smith Asset Management Group, L.P. (“Smith”), believes offers the best potential for earnings growth with the lowest risk of negative earnings surprises.

Smith employs quantitative and qualitative analysis to identify high quality companies that it believes have the ability to accelerate earnings growth and exceed investor expectations.  Beginning with a universe of stocks that includes large-, mid- and small-size companies, Smith’s investment team uses risk control and valuation screens primarily based on valuation, financial quality, stock volatility and corporate governance, to eliminate stocks that are highly volatile or are more likely to underperform the market.

Stocks that pass the initial screens are then evaluated using a proprietary methodology and fundamental analysis to produce a list of 80-100 eligible companies with a high probability of earnings growth that exceeds investor expectations.  The analysis includes an evaluation of changes in Wall Street opinions, individual analysts’ historical accuracy, earnings quality analysis and corporate governance practices.  Smith then constructs the Fund’s portfolio based on a traditional fundamental analysis of the companies identified on the list to understand their business prospects, earnings potential, strength of management and competitive positioning.

Stocks may be sold if they exhibit negative investment or performance characteristics, including: a negative earnings forecast or report, valuation concerns, company officials’ downward guidance on company performance or earnings or announcement of a buyout.

Principal Risks:  You can lose money by investing in the Fund.  The likelihood of a loss is greater if you invest for a short period of time.  The Fund is intended for investors who:

■           Are seeking growth of capital,

■           Are willing to accept a moderate degree of investment risk, and

■           Have a long-term investment horizon and are able to ride out market cycles.

Here are the principal risks of investing in the Select Growth Fund:

Market Risk.  Stock prices may decline over short or even extended periods not only because of company-specific developments, but also due to an economic downturn, adverse political or regulatory developments, a change in interest rates or a change in investor sentiment.

Mid-Size and Small-Size Company Risk.  The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations.  At times, it may be difficult for the Fund to sell mid-to-small-size company stocks at reasonable prices.

Growth Stock Risk.  The Fund’s focus on growth stocks increases the potential volatility of its share price.  If expectations are not met, the prices of these stocks may decline significantly.

Limited Holdings Risk.  Because the Fund generally invests in a limited portfolio of only 40 to 45 stocks, it may be more volatile than other funds whose portfolios are more broadly diversified.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance:  The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Prior to May 7, 2007, the Fund was known as the All-Cap Growth Fund, was managed by a different subadviser, and employed different strategies in seeking to invest in growth stocks.  Therefore, the performance shown below is not necessarily reflective of how the Fund will perform in the future.

Total Annual Returns For Calendar Years Ended December 31

During the periods shown, the highest quarterly return was 18.17% (for the quarter ended June 30, 2003) and the lowest quarterly return was -24.36% (for the quarter ended December 31, 2008).

Average Annual Total Returns For Periods Ended December 31, 2011
	1 Year	5 Years	10 Years
Class A Shares
(Return Before Taxes)	-1.42%	-3.25%	0.93%
(Return After Taxes on Distributions)	-1.42%	-3.77%	0.54%
(Return After Taxes on Distributions and Sales of Fund Shares)	-0.92%	-2.76%	0.79%
Class B Shares
(Return Before Taxes)	-0.07%	-3.10%	0.81%
Russell 3000 Growth Index (reflects no deduction for fees, expenses or taxes)	2.18%	2.46%	2.74%

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Adviser:  First Investors Management Company, Inc. is the Fund’s investment adviser and Smith Asset Management Group, L.P. (“Smith”) serves as subadviser of the Fund.

Portfolio Manager:  The Fund is managed by Smith by a team of investment professionals who have an equal role in managing the Fund, which includes the following: Stephen S. Smith, CFA, Chief Executive Officer and Chief Investment Officer; John D. Brim, CFA, Portfolio Manager; and Eivind Olsen, CFA, Portfolio Manager.  Each investment professional has served as a Portfolio Manager of the Fund since 2007, except for Mr. Olsen, who has served as a Portfolio Manager since 2009.

Other Important Information About The Fund:  For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please refer to the section “Other Important Information” on page 48 of this prospectus.

OPPORTUNITY FUND

Investment Objective:  The Fund seeks long-term capital growth.

Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 93 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-45 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%	4.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B
Management Fees	0.74%	0.74%
Distribution and Service (12b-1) Fees	0.30%	1.00%
Other Expenses	0.33%	0.33%
Total Annual Fund Operating Expenses1	1.37%	2.07%
1. The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A shares	$706	$984	$1,282	$2,127
Class B shares	$610	$949	$1,314	$2,221

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A shares	$706	$984	$1,282	$2,127
Class B shares	$210	$649	$1,114	$2,221

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 37% of the average value of its whole portfolio.

Principal Investment Strategies:  The Fund invests primarily in mid- and small-size companies that the Fund’s Adviser believes offer strong growth opportunities.  The Fund may continue to hold stocks of companies that grow into larger companies and may also invest opportunistically in larger companies.

The Fund uses a “bottom-up” approach to selecting investments.  The Fund uses fundamental research to search for companies that have one or more of the following: a strong balance sheet; experienced management; above-average earnings growth potential; and stocks that are attractively priced.  The Fund attempts to stay broadly diversified, but it may emphasize certain industry sectors based upon economic and market conditions.

The Fund may sell a stock if it becomes fully valued, its fundamentals have deteriorated or alternative investments become more attractive.  The Fund may also sell a stock if it grows into a large, well-established company, although it may also continue to hold such a stock irrespective of its size.

Principal Risks:  You can lose money by investing in the Fund.  The likelihood of a loss is greater if you invest for a short period of time.  The Fund is intended for investors who:

■           Are seeking significant growth of capital,

■           Want exposure to investments in mid-and small-size companies,

■           Are willing to accept higher than average investment risk, and

■           Have a long-term investment horizon and are able to ride out market cycles.

Here are the principal risks of investing in the Opportunity Fund:

Market Risk.  Stock prices may decline over short or even extended periods not only because of company-specific developments, but also due to an economic downturn, adverse political or regulatory developments, a change in interest rates or a change in investor sentiment.

Mid-Size and Small-Size Company Risk.  The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations.  At times, it may be difficult for the Fund to sell mid-to-small-size company stocks at reasonable prices.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance:  The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Total Annual Returns For Calendar Years Ended December 31

During the periods shown, the highest quarterly return was 20.16% (for the quarter ended June 30, 2009) and the lowest quarterly return was -25.39% (for the quarter ended December 31, 2008).

Average Annual Total Returns For Periods Ended December 31, 2011
	1 Year	5 Years	10 Years
Class A Shares
(Return Before Taxes)	-6.71%	-0.07%	4.37%
(Return After Taxes on Distributions)	-7.26%	-0.65%	3.95%
(Return After Taxes on Distributions and Sales of Fund Shares)	-3.63%	-0.26%	3.69%
Class B Shares
(Return Before Taxes)	-5.43%	0.07%	4.21%
S&P Mid-Cap 400 Index (reflects no deduction for fees, expenses or taxes)	-1.73%	3.32%	7.04%

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Adviser:  First Investors Management Company, Inc. is the Fund’s investment adviser.

Portfolio Manager:  Edwin D. Miska, Director of Equities, has served as Co-Portfolio Manager of the Fund since 2007.

Steven S. Hill serves as Co-Portfolio Manager of the Fund and has served as either Portfolio Manager or Co-Portfolio Manager of the Fund since 2004.

Other Important Information About The Fund:  For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please refer to the section “Other Important Information” on page 48 of this prospectus.

SPECIAL SITUATIONS FUND

Investment Objective:  The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 93 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-45 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%	4.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B
Management Fees	0.90%	0.90%
Distribution and Service (12b-1) Fees	0.30%	1.00%
Other Expenses	0.34%	0.34%
Total Annual Fund Operating Expenses	1.54%	2.24%

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A shares	$723	$1,033	$1,366	$2,304
Class B shares	$627	$1,000	$1,400	$2,399

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A shares	$723	$1,033	$1,366	$2,304
Class B shares	$227	$700	$1,200	$2,399

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 73% of the average value of its whole portfolio.

Principal Investment Strategies:  The Fund primarily invests in common stocks of smaller size companies that have a new product or service, are in a position to benefit from some change in the economy, industry transformation, new law, new regulation or new technology, or are experiencing some other “special situation” that makes them undervalued relative to their long-term potential.  The Fund may also invest in stocks of mid-size or large companies.

In selecting stocks, the Fund relies on fundamental and quantitative analysis.  It screens potential investments to identify companies that have strong financial and managerial characteristics, including healthy balance sheets, a strong management team, solid market share positions and improving business fundamentals.  The Fund then attempts to identify those companies that are undervalued by the market or are undergoing some special situation that creates a short-term dislocation between their stock price and underlying value.  The Fund may emphasize certain industry sectors based on economic and market conditions.

The Fund may sell a stock if it becomes fully valued, it appreciates in value to the point that it is no longer a small-size company stock, its fundamentals have deteriorated or alternative investments become more attractive.

Principal Risks:  You can lose money by investing in the Fund.  The likelihood of a loss is greater if you invest for a short period of time.  The Fund is intended for investors who:

■           Are seeking significant growth of capital,

■           Want exposure to investments in small-size companies,

■           Are willing to accept a high degree of investment risk, and

■           Have a long-term investment horizon and are able to ride out market cycles.

Here are the principal risks of investing in the Special Situations Fund:

Market Risk.  Stock prices may decline over short or even extended periods not only because of company-specific developments, but also due to an economic downturn, adverse political or regulatory developments, a change in interest rates or a change in investor sentiment.

Small-Size and Mid-Size Company Risk.  The market risk associated with stocks of small- and mid-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of small- and mid-size companies tend to experience sharper price fluctuations.  At times, it may be difficult for the Fund to sell small-to-mid-size company stocks at reasonable prices.

Undervalued Security Risk.  The Fund seeks to invest in stocks that are undervalued and that will rise in value due to anticipated events or changes in investor perceptions.  If these events do not occur, or investor perceptions about the securities do not improve, the market price of these securities may not rise as expected or may fall.

Sector Risk.  The Fund will face a greater risk of loss due to factors affecting a single sector or industry than if the Fund always maintained wide diversity among the sectors and industries in which it invests.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance:  The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Total Annual Returns For Calendar Years Ended December 31

During the periods shown, the highest quarterly return was 19.53% (for the quarter ended June 30, 2003) and the lowest quarterly return was -23.76% (for the quarter ended December 31, 2008).

Average Annual Total Returns For Periods Ended December 31, 2011
	1 Year	5 Years	10 Years
Class A Shares
(Return Before Taxes)	-4.32%	1.95%	4.51%
(Return After Taxes on Distributions)	-5.51%	1.37%	4.04%
(Return After Taxes on Distributions and Sales of Fund Shares)	-1.55%	1.34%	3.70%
Class B Shares
(Return Before Taxes)	-2.90%	2.10%	4.39%
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	-4.18%	0.15%	5.62%

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Adviser:  First Investors Management Company, Inc. is the Fund’s investment adviser and Paradigm Capital Management, Inc. (“Paradigm Capital Management”) serves as subadviser of the Fund.

Portfolio Manager:  Jonathan S. Vyorst, Senior Vice President, and Jason V. Ronovech, CFA and Senior Vice President, of Paradigm Capital Management, have served as Co-Portfolio Managers of the Fund since 2007.

Other Important Information About The Fund:  For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please refer to the section “Other Important Information” on page 48 of this prospectus.

INTERNATIONAL FUND

Investment Objective:  The Fund primarily seeks long-term capital growth.

Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 93 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-45 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%	4.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B
Management Fees	0.98%	0.98%
Distribution and Service (12b-1) Fees	0.30%	1.00%
Other Expenses	0.60%	0.60%
Total Annual Fund Operating Expenses	1.88%	2.58%

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A shares	$755	$1,132	$1,533	$2,649
Class B shares	$661	$1,102	$1,570	$2,744

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A shares	$755	$1,132	$1,533	$2,649
Class B shares	$261	$802	$1,370	$2,744

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its whole portfolio.

Principal Investment Strategies:  The Fund invests in a portfolio of common stocks and other equity securities of companies that are located outside of the United States.  To a limited degree, the Fund may also invest in companies based in the United States.  The Fund typically invests in the securities of medium to large size companies, but will also invest in smaller companies.  The Fund’s holdings may be limited to the securities of 40 to 60 different issuers and may focus its investments in companies located in or tied economically to particular countries or regions.

The Fund generally invests in securities that are traded in the foreign securities markets, though it may invest significantly in emerging or developing markets.  The Fund may also invest in forward currency contracts or foreign exchange contracts to minimize currency fluctuation during the settlement period of transactions in foreign securities.  Such contracts are considered derivatives.

The subadviser selects investments by screening a universe of stocks that meet its “quality growth” criteria, which include high return on equity and low to moderate leverage, among others.  It then further narrows that universe by using a bottom-up stock and business analysis approach to identify companies whose businesses are highly profitable, have consistent operating histories and financial performance and enjoy possible long-term economic prospects.  The subadviser also seeks to generate greater returns by investing in securities at a price below the company’s intrinsic worth.

In making sell decisions, the subadviser considers, among other things, whether a security’s price target has been met, whether there has been an overvaluation of the issuer by the market, whether there has been a clear deterioration of future earnings power and whether, in the subadviser’s opinion, there has been a loss of long-term competitive advantage.

Principal Risks:  You can lose money by investing in the Fund.  The likelihood of a loss is greater if you invest for a short period of time.  The Fund is intended for investors who:

■           Are seeking capital growth,

■           Want exposure to investments in foreign companies,

■           Are willing to accept a high degree of investment risk, and

■           Have a long-term investment horizon and are able to ride out market cycles.

Here are the principal risks of investing in the International Fund:

Market Risk.  Stock prices may decline over short or even extended periods not only because of company-specific developments, but also due to an economic downturn, adverse political or regulatory developments, a change in interest rates or a change in investor sentiment.

Foreign Securities Risk.  There are special risk factors associated with investing in foreign securities, including the risks of fluctuations in the exchange rates between the U.S. dollar and foreign currencies, potential political and economic instability, differing accounting and financial reporting standards or inability to obtain reliable financial information regarding a company’s financial condition, less stringent regulation and supervision of foreign securities markets, custodians and securities depositories, and potential restrictions in the flow of capital.  To the extent the Fund invests a significant portion of its assets in securities of a single country or region, it is more likely to be affected by events or conditions of that country or region.  As a result, it may be more volatile than a more geographically diversified fund.

Emerging Markets Risk.  The risks of investing in foreign securities are heightened when investing in emerging or developing markets.  The economies and political environments of emerging or developing countries tend to be more unstable than those of developed countries, resulting in more volatile rates of returns than the developed markets and substantially greater risk to investors.

Liquidity Risk.  The Fund is also susceptible to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like.  This risk is particularly acute in the case of foreign securities that are traded in smaller, less-developed or emerging markets.

Mid-Size and Small-Size Company Risk.  The market risk associated with the securities of mid- and small-size companies is generally greater than that associated with securities of larger companies because such securities tend to experience sharper price fluctuations than those of larger companies.  At times, it may be difficult for the Fund to sell mid-to-small size company stocks at reasonable prices.

Limited Holdings Risk.  The Fund’s assets may be invested in a limited number of issuers.  This means that the Fund’s performance may be substantially impacted by the change in value of even a single holding.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

Derivatives Risk.  Forward currency contracts and foreign exchange contracts involve a number of risks, such as possible default by the counterparty to the transaction, incorrect judgment by the portfolio manager as to certain market movements and the potential of greater losses than if these techniques had not been used by the Fund.  They may also limit any potential gain that might result from an increase in the value of a hedged position.  These investments can also increase the volatility of the Fund’s share price and expose the Fund to significant additional costs.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance:  The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Class A shares.  The table shows how the Fund’s average annual returns for 1, 5, and 10 years (or for the life of the Fund, if less) compare to those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Total Annual Returns For Calendar Years Ended December 31

During the periods shown, the highest quarterly return was 18.55% (for the quarter ended June 30, 2009) and the lowest quarterly return was -19.25% (for the quarter ended September 30, 2008).

Average Annual Total Returns For Periods Ended December 31, 2011
	1 Year	5 Years	Life of Class*
Class A Shares
(Return Before Taxes)	-6.08%	-2.47%	0.54%
(Return After Taxes on Distributions)	-6.63%	-2.91%	0.09%
(Return After Taxes on Distributions and Sales of Fund Shares)	-3.99%	-2.33%	0.21%
Class B Shares
(Return Before Taxes)	-4.81%	-2.36%	0.76%
Morgan Stanley Capital International EAFE Index (Gross) (reflects no deduction for fees, expenses or taxes)	-11.73%	-4.26%	5.12%
Morgan Stanley Capital International EAFE Index (Net) (reflects the deduction of foreign withholding taxes on dividends)	-12.14%	-4.72%	4.67%
* Both Class A shares and Class B shares commenced operations on 6/27/06.  The average annual total returns shown are for the period of 6/27/06 to 12/31/11.

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Adviser:  First Investors Management Company, Inc. is the Fund’s investment adviser and Vontobel Asset Management, Inc. (“Vontobel”), serves as the subadviser of the Fund.

Portfolio Manager:  Rajiv Jain, Managing Director and Portfolio Manager – International Equities for Vontobel, has served as Portfolio Manager of the Fund since 2006.

Other Important Information About The Fund:  For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please refer to the section “Other Important Information” on page 48 of this prospectus.

Other Important Information

Purchase and Sale of Fund Shares:  You may purchase or redeem shares of the Funds on any business day by: contacting your financial intermediary in accordance with its policies; writing to the Funds’ transfer agent at the following address: Administrative Data Management Corp., Raritan Plaza I, Edison, NJ 08837; or calling the Funds’ transfer agent at
1 (800) 423-4026.  The minimum initial purchase is $1,000.  The minimum initial purchase is reduced for certain types of accounts and also for accounts opened under a systematic investment plan.  Subsequent investments can be made in any U.S. dollar amount.

Tax Information:  The Funds’ distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries:  The Funds are primarily sold to retail investors through their principal underwriter, First Investors Corporation (“FIC”).  FIC is an affiliate of the Funds’ adviser and both are subsidiaries of the same holding company.  FIC pays its representatives a higher level of compensation for selling First Investors Funds than for selling other funds.  This may create a conflict of interest by influencing the representatives to recommend First Investors Funds over other funds.  For more information on FIC’s policies ask your representative, see the Funds’ Statement of Additional Information or visit First Investors website at: www.firstinvestors.com.

THE FUNDS IN GREATER DETAIL

The following sections provide more information about the investment objectives, principal investment strategies and principal risks of each of the Funds covered by this prospectus.  To help you decide which Funds may be right for you, we have also included in each section examples of who should consider buying the Fund.

None of the Funds in this prospectus, other than the Total Return Fund, pursues a primary strategy of allocating its assets among stocks, bonds and money market instruments.  For most investors, a complete investment program should include each of these asset classes.  While stocks have historically outperformed other categories of investments over long periods of time, they generally carry higher risks.  There have also been extended periods during which bonds and money market instruments have outperformed stocks.  By allocating your assets among different types of funds, you can reduce the overall risk of your portfolio.  Of course, even a diversified investment program can result in a loss.

The investment objective of each Fund is non-fundamental, which means that the Board of Trustees may change the investment objective of each Fund without shareholder approval.  The Board may take such action when it believes that a change in the objective is necessary or appropriate in light of market circumstances or other events.

CASH MANAGEMENT FUND

What are the Cash Management Fund’s objective, principal investment strategies and principal risks?

Objective:

The Fund seeks to earn a high rate of current income consistent with the preservation of capital and maintenance of liquidity.

Principal Investment Strategies:

The Fund invests primarily in high-quality money market instruments that are determined by the Fund’s Adviser to present minimal credit risk.  The Fund’s investments may include prime commercial paper; short-term corporate bonds and notes, including floating and variable rate notes; U.S. Treasury securities; short-term obligations of U.S. Government-sponsored enterprises (some of which are not backed by the full faith and credit of the U.S. Government); bankers’ acceptances, which are credit instruments guaranteed by a bank; and negotiable certificates of deposit, which are issued by banks in large denominations.

The Fund’s portfolio is managed to meet regulatory requirements that permit the Fund to maintain a stable net asset value (“NAV”) of $1.00 per share.  These include requirements relating to the credit quality, maturity, liquidity and diversification of the Fund’s investments.

In buying and selling securities, the Fund will consider its own credit analysis as well as ratings assigned by ratings services.  The Fund considers, among other things, the issuer’s earnings and cash flow generating capabilities, the security’s yield and relative value, and the outlook for interest rates and the economy.  In the case of instruments with demand features or credit enhancements, the Fund may also consider the financial strength of the party providing the demand feature or credit enhancement, including any ratings assigned to such party.

Information on the Fund’s recent strategies and holdings can be found in the most recent annual report, and information concerning the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (see back cover).

The Statement of Additional Information also describes non-principal investment strategies that the Fund may use, including investing in other types of securities that are not described in this prospectus.

Principal Risks:

While money market funds are designed to be relatively low-risk investments, they are not entirely free of risk.  Any investment carries with it some level of risk.  Although the Fund tries to maintain a $1.00 share price, it may not be able to do so.  It is therefore possible to lose money by investing in the Fund.

Here are the principal risks of investing in the Cash Management Fund:

Credit Risk:

The value of a money market instrument will decline if there is a default by or a deterioration in the credit quality of the issuer or a provider of a credit enhancement or demand feature.  This could cause the Fund’s NAV to decline below $1.00 per share.

Credit risk also applies to securities issued by U.S. Government-sponsored enterprises that are not backed by the full faith and credit of the U.S. Government.  These securities are supported by the credit of the issuing agency, instrumentality or corporation.  For example, securities issued by the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”) are not backed by the full faith and credit of the U.S. Government.

In September 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (“FHFA”) to manage their daily operations.  While the U.S. Treasury also entered into arrangements to support Fannie Mae and Freddie Mac, there is no guarantee that these arrangements will ensure that these entities will be able to honor their obligations.  Moreover, these arrangements do not alter the fact that the securities issued by Fannie Mae and Freddie Mac are not guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government.

Interest Rate Risk:

The Fund’s NAV could decline below $1.00 per share because of a change in interest rates.  Like the values of other debt instruments, the market values of money market instruments are affected by changes in interest rates.  When interest rates rise, the market values of money market instruments decline; and when interest rates decline, the market values of money market instruments increase.  The price volatility of money market instruments also depends on their maturities and durations.  Generally, the shorter the maturity and duration of a money market instrument, the lesser its sensitivity to interest rates.

Liquidity Risk:

The Fund may be unable to sell a security promptly and at an acceptable price, which could have the effect of decreasing the overall level of the Fund’s liquidity.  Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements, which may have an adverse effect on the Fund’s ability to maintain a $1.00 share price.  The Fund could lose money if it cannot sell a security at the time and price that would be beneficial to the Fund.

Yield Risk:

The yields received by the Fund on its investments will decline as interest rates decline.

Who should consider buying the Cash Management Fund?

The Cash Management Fund is most appropriately used for that portion of your investment portfolio that you may need in the near future.  Since the Fund limits its investments to high-quality, short-term securities, it generally has a lower risk profile but also a lower yield than funds that invest in lower-quality, longer-term debt securities.    The Fund is intended for investors who:

■           Are seeking income, and

■           Are seeking a conservative investment that provides a high degree of credit quality.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

GOVERNMENT FUND

What are the Government Fund’s objective, principal investment strategies and principal risks?

Objective:

The Fund seeks to achieve a significant level of current income which is consistent with security and liquidity of principal.

Principal Investment Strategies:

Under normal circumstances, the Fund invests at least 80% of its net assets in obligations issued or guaranteed as to payment of principal and interest by the U.S. Government, its agencies or instrumentalities (“Government Securities”).  The Fund will notify shareholders at least 60 days before making any change to this 80% policy.

The majority of the Fund’s investments will typically consist of mortgage-backed securities that are guaranteed by the Government National Mortgage Association (“GNMA”), commonly known as Ginnie Maes.  They represent interests in pools of mortgages.  The principal and interest from the underlying mortgages are passed through to investors in the pools.  Ginnie Maes are guaranteed by the full faith and credit of the U.S. Government.

The Fund also invests in mortgage-backed securities issued by U.S. Government-sponsored enterprises, such as Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”).  Although such U.S. Government-sponsored enterprises are chartered and sponsored by Acts of Congress, their securities are not backed by the full faith and credit of the U.S. Government.  Thus, their mortgage-backed securities are supported by the credit of the issuing agency, instrumentality or corporation and the underlying mortgages backing the securities.  The Fund may also invest in other types of Government Securities.

The Fund uses a “top-down” approach in making investment decisions based on interest rates and economic and market conditions.  In selecting mortgage-backed investments, the Fund considers, among other factors, coupon and yield, relative value and weighted average maturity of the pool.  If interest rates appear likely to decline, the Fund may attempt to reduce prepayment risk by buying mortgage-backed securities with lower coupons.  Conversely, if interest rates appear likely to increase, the Fund may reduce extension risk by purchasing mortgage-backed securities with higher coupons.  The Fund will usually sell an investment when there are changes in the interest rate environment that are adverse to the investment.

The Fund reserves the right to take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions.  If it does so, it may not achieve its investment objective.  The Fund may also choose not to take defensive positions.

Information on the Fund’s recent strategies and holdings can be found in the most recent annual report, and information concerning the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (see back cover).

The Statement of Additional Information also describes non-principal investment strategies that the Fund may use, including investing in other types of securities that are not described in this prospectus.

Principal Risks:

You can lose money by investing in the Fund.  The likelihood of a loss is greater if you invest for a short period of time.  Any investment carries with it some level of risk.  While the Fund invests in obligations that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, your investment in the Fund is not insured or guaranteed by the U.S. Government.  Here are the principal risks of investing in the Government Fund:

Interest Rate Risk:

Because the Fund invests primarily in fixed income securities, it is subject to interest rate risk.  In general, when interest rates rise, the market value of a debt security declines, and when interest rates decline, the market value of a debt security increases.  Securities with longer maturities and lower coupons tend to be more sensitive to interest rate changes than those with shorter maturities and higher coupons.

Prepayment Risk:

Because the Fund invests primarily in mortgage-backed securities, it is subject to prepayment risk.  When interest rates decline, homeowners tend to refinance their mortgages.  When this occurs, mortgages in the mortgage pools suffer a higher rate of prepayment.  This could cause a decrease in the Fund’s income and share price.

Extension Risk:

Extension risk is the flip side of prepayment risk.  Rising interest rates can cause the Fund’s average maturity to lengthen due to a drop in mortgage prepayments.  This will increase both the Fund’s sensitivity to interest rates and its potential for price declines.

Credit Risk:

This is the risk that an issuer of bonds will be unable to pay interest or principal when due.  The prices of bonds are affected by the credit quality of the issuer and in the case of mortgage-backed securities, the credit quality of the underlying mortgages.  Credit risk applies to securities issued by U.S. Government-sponsored enterprises (such as Fannie Mae and Freddie Mac mortgage-backed securities) that are not backed by the full faith and credit of the U.S. Government.  In the event that the issuers were to default on their obligations, the Fund would be forced to rely on the underlying mortgages backing the securities.

In September 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (“FHFA”) to manage their daily operations.  While the U.S. Treasury also entered into arrangements to support Fannie Mae and Freddie Mac, there is no guarantee that these arrangements will ensure that these entities will be able to honor their obligations.  Moreover, these arrangements do not alter the fact that the securities issued by Fannie Mae and Freddie Mac are not guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government.

Security Selection Risk:

Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.  This may be a result of specific factors relating to the issuer’s financial condition or operations or changes in the economy, governmental actions or inactions, or changes in investor perceptions regarding the issuer.

Who should consider buying the Government Fund?

The Government Fund may be used as a core holding for an investment portfolio or as a base on which to build a portfolio.  The Fund is intended for investors who:

■           Are seeking an investment which offers both current income and a low degree of credit risk,

■           Are willing to accept fluctuations in the value of their investment and the income it produces as a result of changes in interest rates and mortgage refinancing, and

■           Have a long-term investment horizon and are able to ride out market cycles.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

INVESTMENT GRADE FUND

What are the Investment Grade Fund’s objective, principal investment strategies and principal risks?

Objective:

The Fund seeks to generate a maximum level of income consistent with investment in investment grade debt securities.

Principal Investment Strategies:

The Fund primarily invests in investment grade securities.  Under normal circumstances, the Fund will invest at least 80% of its net assets in investment grade debt securities.  The Fund will provide shareholders with at least 60 days notice before changing this 80% policy.  The Fund defines investment grade debt securities as those that are rated within the four highest ratings categories by Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s Ratings Services (“S&P”) or that are unrated but determined by the Fund’s Adviser to be of quality equivalent to those within the four highest ratings of Moody’s or S&P.

The Fund may invest in a variety of different types of investment grade securities, including corporate bonds, securities issued or guaranteed by the U.S. Government or U.S. Government-sponsored enterprises (some of which are not backed by the full faith and credit of the U.S. Government) and mortgage-backed and other asset-backed securities.

The Fund attempts to stay broadly diversified, but it may emphasize certain industries based on the outlook for interest rates, economic forecasts and market conditions.  In selecting investments, the Fund considers, among other things, the issuer’s earnings and cash flow generating capabilities, asset quality, debt levels, industry characteristics and management strength.  The Fund also considers ratings assigned by ratings services in addition to its own research and investment analysis.

The Fund may adjust the average weighted maturity of the securities in its portfolio based on its interest rate outlook.  If it believes that interest rates are likely to fall, it may attempt to buy securities with longer maturities.  By contrast, if it believes interest rates are likely to rise, it may attempt to buy securities with shorter maturities or sell securities with longer maturities.

The Fund will not necessarily sell an investment if its rating is reduced.  The Fund usually will sell a security when it shows deteriorating fundamentals, it falls short of the portfolio manager’s expectations, or a more attractive investment is available.  However, it may hold securities that have been downgraded below investment grade (commonly known as “high yield” or “junk” bonds).

The Fund reserves the right to take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions.  If it does so, it may not achieve its investment objective.  The Fund may also choose not to take defensive positions.

Information on the Fund’s recent strategies and holdings can be found in the most recent annual report, and information concerning the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (see back cover).

The Statement of Additional Information also describes non-principal investment strategies that the Fund may use, including investing in other types of securities that are not described in this prospectus.

Principal Risks:

You can lose money by investing in the Fund.  The likelihood of a loss is greater if you invest for a short period of time.  Any investment carries with it some level of risk.  Here are the principal risks of investing in the Investment Grade Fund:

Interest Rate Risk:

The market values of bonds and other debt securities are affected by changes in interest rates.  In general, when interest rates rise, the market value of a debt security declines, and when interest rates decline, the market value of a debt security increases.  Generally, the longer the maturity and duration of a debt security, the greater its sensitivity to interest rates.

Credit Risk:

This is the risk that an issuer of bonds and other debt securities will be unable to pay interest or principal when due.  The prices of bonds and other debt securities are affected by the credit quality of the issuer and in the case of asset-backed securities, the credit quality of the underlying loans.  High yield debt securities have greater credit risk than higher quality debt securities because the companies that issue them are not as financially strong as companies with investment grade ratings.  Changes in the financial condition of an issuer, general economic conditions and specific economic conditions that affect a particular type of issuer can impact the credit quality of an issuer.  Such changes may weaken an issuer’s ability to make payments of principal or interest, or cause an issuer to fail to make timely payments of interest or principal.  Lower quality debt securities generally tend to be more sensitive to these changes than higher quality debt securities, but the lowest rating category of investment grade securities may have speculative characteristics as well.  While credit ratings may be available to assist in evaluating an issuer’s credit quality, they may not accurately predict an issuer’s ability to make timely payment of principal and interest.  During times of economic downturn, issuers of high yield debt securities may not have the ability to access the credit markets to refinance their bonds or meet other credit obligations.

Credit risk also applies to securities issued by U.S. Government-sponsored enterprises that are not backed by the full faith and credit of the U.S. Government.  These securities are supported by the credit of the issuing agency, instrumentality or corporation.  For example, securities issued by the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”) are not backed by the full faith and credit of the U.S. Government.

In September 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (“FHFA”) to manage their daily operations.  While the U.S. Treasury also entered into arrangements to support Fannie Mae and Freddie Mac, there is no guarantee that these arrangements will ensure that these entities will be able to honor their obligations.  Moreover, these arrangements do not alter the fact that the securities issued by Fannie Mae and Freddie Mac are not guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government.

Prepayment and Extension Risk:

The Fund is subject to prepayment and extension risk since it invests in mortgage-backed and other asset-backed securities.  When interest rates decline, borrowers tend to refinance their loans.  When this occurs, the loans that back these securities suffer a higher rate of prepayment.  This could cause a decrease in the Fund’s income and share price.  When interest rates rise, the Fund’s average maturity may lengthen due to a drop in prepayments.  This will increase both the Fund’s sensitivity to interest rates and its potential for price declines.

Liquidity Risk:

High yield debt securities tend to be less liquid than higher quality debt securities, meaning that it may be difficult to sell high yield debt securities at reasonable prices, particularly if there is a deterioration in the economy or in the financial prospects of their issuers.  As a result, the prices of high yield debt securities may be subject to wide price fluctuations due to liquidity concerns.

Security Selection Risk:

Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.  This may be a result of specific factors relating to the issuer’s financial condition or operations or changes in the economy, governmental actions or inactions, or changes in investor perceptions regarding the issuer.

Who should consider buying the Investment Grade Fund?

The Investment Grade Fund may be used as a core holding for an investment portfolio or as a base on which to build a portfolio.  The Fund is intended for investors who:

■           Are seeking an investment which offers current income and a moderate degree of credit risk,

■           Are willing to accept fluctuations in the value of their investment and the income it produces as a result of changes in interest rates, credit ratings and the economy, and

■           Have a long-term investment horizon and are able to ride out market cycles.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

FUND FOR INCOME

What are the Fund For Income’s objective, principal investment strategies and principal risks?

Objective:

The Fund seeks high current income.

Principal Investment Strategies:

The Fund primarily invests in high yield, below investment grade corporate bonds (commonly known as “high yield” or “junk bonds”).  High yield bonds include both bonds that are rated below Baa by Moody’s Investors Service, Inc. or below BBB by Standard & Poor’s Ratings Services as well as unrated bonds that are determined by the Fund to be of equivalent quality.  High yield bonds generally provide higher income than investment grade bonds to compensate investors for their higher risk of default (i.e., failure to make required interest or principal payments).  High yield bond issuers include small or relatively new companies lacking the history or capital to merit investment grade status, former blue chip companies downgraded because of financial problems, special purpose entities that are used to finance capital investment, sales or leases of equipment, loans or other programs and firms with heavy debt loads.  High yield securities may be backed by receivables or other assets.  The Fund may also invest in other high yield debt securities, such as assignments of syndicated bank loans.

The Fund seeks to reduce the risk of a default by selecting bonds through careful credit research and analysis.  The Fund seeks to reduce the impact of a potential default by diversifying its investments among bonds of many different companies and industries.  The Fund attempts to invest in bonds that have stable to improving credit quality and potential for capital appreciation because of a credit rating upgrade or an improvement in the outlook for a particular company, industry or the economy as a whole.

Although the Fund will consider ratings assigned by ratings agencies in selecting high yield bonds, it relies principally on its own research and investment analysis.  The Fund considers a variety of factors, including the overall economic outlook, the issuer’s competitive position, the outlook of its industry, its managerial strength, anticipated cash flow, debt maturity schedules, borrowing requirements, interest or dividend coverage, asset coverage and earnings prospects.  The Fund may sell a bond when it shows deteriorating fundamentals or it falls short of the portfolio manager’s expectations.  It may also decide to continue to hold a bond (or related securities, such as stocks or warrants) after its issuer defaults or is subject to a bankruptcy.

The Fund reserves the right to take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions.  If it does so, it may not achieve its investment objective.  The Fund may also choose not to take defensive positions.

Information on the Fund’s recent strategies and holdings can be found in the most recent annual report, and information concerning the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (see back cover).

The Statement of Additional Information also describes non-principal investment strategies that the Fund may use, including investing in other types of securities that are not described in this prospectus.

Principal Risks:

You can lose money by investing in the Fund.  The likelihood of a loss is greater if you invest for a short period of time.  Any investment carries with it some level of risk.  Here are the principal risks of investing in the Fund For Income:

Credit Risk:

This is the risk that an issuer of bonds and other debt securities will be unable to pay interest or principal when due.  The prices of bonds and other debt securities are affected by the credit quality of the issuer.  High yield bonds and other types of high yield debt securities have greater credit risk than higher quality debt securities because the companies that issue them are not as financially strong as companies with investment grade ratings.  Changes in the financial condition of an issuer, general economic conditions and specific economic conditions that affect a particular type of issuer can impact the credit quality of an issuer.  Such changes may weaken an issuer’s ability to make payments of principal or interest or cause an issuer to fail to make timely payments of interest or principal.  Lower quality debt securities generally tend to be more sensitive to these changes than higher quality debt securities.  While credit ratings may be available to assist in evaluating an issuer’s credit quality, they may not accurately predict an issuer’s ability to make timely payments of principal and interest.  During times of economic downturn, issuers of high yield debt securities may not have the ability to access the credit markets to refinance their bonds or meet other credit obligations.  The same risks of default apply to borrowers of assignments of syndicated bank loans.

Market Risk:

The entire high yield bond market can experience sharp price swings due to a variety of factors, including changes in economic forecasts, stock market volatility, large sustained sales of high yield bonds by major investors, high-profile defaults or the market’s psychology.  This degree of volatility in the high yield market is usually associated more with stocks than bonds.  The prices of high yield bonds and other high yield debt securities held by the Fund could decline not only due to a deterioration in the financial condition of the issuers of such bonds, but also due to overall movements in the high yield market.  Markets tend to run in cycles with periods when prices generally go up, known as “bull” markets, and periods when prices generally go down, referred to as “bear” markets.

Interest Rate Risk:

The market values of high yield bonds and other debt securities are affected by changes in interest rates.  In general, when interest rates rise, the market value of a debt security declines, and when interest rates decline, the market value of a debt security increases.  Generally, the longer the maturity and duration of a debt security, and the higher its credit rating, the greater its sensitivity to interest rates.

Liquidity Risk:

High yield debt securities tend to be less liquid than higher quality debt securities, meaning that it may be difficult to sell high yield debt securities at a reasonable price or at a particular time, particularly if there is a deterioration in the economy or in the financial prospects of their issuers.

Assignments of syndicated bank loans may be less liquid at times, because of potential delays in the settlement process or restrictions on resale.  As a result, the prices of high yield debt securities may be subject to wide price fluctuations due to liquidity concerns.

Other Syndicated Bank Loans Risk:

Syndicated bank loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate.  In the event of a default, the Fund may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan.

Security Selection Risk:

Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.  This may be a result of specific factors relating to the issuer’s financial condition or operations or changes in the economy, governmental actions or inactions, or changes in investor perceptions regarding the issuer.

Who should consider buying the Fund For Income?

The Fund For Income is most appropriately used to add diversification to an investment portfolio.  The Fund is intended for investors who:

■           Are seeking an investment that offers a high level of current income,

■           Are willing to accept a high degree of credit risk and market volatility, and

■           Have a long-term investment horizon and are able to ride out market cycles.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

TOTAL RETURN FUND

What are the Total Return Fund’s objective, principal investment strategies and principal risks?

Objective:

The Fund seeks high, long-term total investment return consistent with moderate investment risk.

Principal Investment Strategies:

The Fund allocates its assets among stocks, bonds and money market investments.  While the percentage of assets allocated to each asset class is flexible rather than fixed, the Fund normally invests at least 50% of its net assets in stocks and at least 35% in bonds, cash, and money market investments.  The percentages may change due to, among other things, market fluctuations or reallocation decisions by the Fund’s portfolio managers.

Once the Fund’s investments in stocks, bonds, and money market investments have been set, the Fund uses fundamental research and analysis to determine which particular securities to purchase or sell.  The Fund selects investments in common stocks based on their potential for capital growth, current income or both.  The Fund considers, among other things, the issuer’s financial strength, management, earnings growth potential and history (if any) of paying dividends.  The Fund will normally diversify its stock holdings among stocks of large-, mid- and small-size companies.

The Fund selects individual investments in bonds by first considering the outlook for the economy and interest rates, and thereafter, a particular security’s characteristics.  The Fund will typically diversify its bond holdings among different types of bonds and other debt securities, including corporate bonds, U.S. Government securities and mortgage-backed securities.

The Fund may sell a security if it becomes fully valued, its fundamentals have deteriorated, alternative investments become more attractive or if it is necessary to rebalance the portfolio.

The Fund reserves the right to take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions.  If it does so, it may not achieve its investment objective.  The Fund may also choose not to take defensive positions.

Information on the Fund’s recent strategies and holdings can be found in the most recent annual report, and information concerning the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (see back cover).

The Statement of Additional Information also describes non-principal investment strategies that the Fund may use, including investing in other types of securities that are not described in this prospectus.

Principal Risks:

You can lose money by investing in the Fund.  The likelihood of a loss is greater if you invest for a short period of time.  Any investment carries with it some level of risk.  Here are the principal risks of investing in the Total Return Fund:

Market Risk:

Because the Fund primarily invests in common stocks, it is subject to market risk.  Stock prices may decline over short or even extended periods not only because of company-specific developments, but also due to an economic downturn, adverse political or regulatory developments, a change in interest rates or a change in investor sentiment.  Stock markets tend to run in cycles with periods when prices generally go up, known as “bull” markets, and periods when stock prices generally go down, referred to as “bear” markets.

Similarly, bond prices fluctuate in value with changes in interest rates, the economy and the financial conditions of companies that issue them.  In general, bonds decline in value when interest rates rise.  While stocks and bonds may react differently to economic events, there are times when stocks and bonds both may decline in value simultaneously.

Mid-Size and Small-Size Company Risk:

The market risk associated with stocks of mid-and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations.  The additional volatility associated with mid-to-small-size company stocks is attributable to a number of factors, including the fact that the earnings of such companies tend to be less predictable than those of larger, more established companies.  Mid-to-small-size company stocks are also not as broadly traded as stocks of larger companies.  At times, it may be difficult for the Fund to sell mid-to-small-size company stocks at reasonable prices.

Interest Rate Risk:

The market values of bonds and other debt securities are affected by changes in interest rates.  When interest rates rise, the market value of a debt security declines, and when interest rates decline, the market value of a debt security increases.  Generally, the longer the maturity and duration of a debt security, the greater its sensitivity to interest rates.

Because the Fund invests in mortgage-backed securities, it is subject to prepayment and extension risk.  When interest rates decline, homeowners tend to refinance their mortgages.  This could cause a decrease in the Fund’s income and share price.  Extension risk is the flip side of prepayment risk.  Rising interest rates can cause the Fund’s average maturity to lengthen unexpectedly due to a drop in mortgage prepayments.  This will increase both the Fund’s sensitivity to rising interest rates and its potential for price declines.

Credit Risk:

This is the risk that an issuer of bonds and other debt securities will be unable to pay interest or principal when due.  The prices of bonds and other debt securities are affected by the credit quality of the issuer and, in the case of mortgage-backed securities, the credit quality of the underlying mortgages.  Changes in the financial condition of an issuer, general economic conditions and specific economic conditions that affect a particular type of issuer can impact the credit quality of an issuer.  Such changes may weaken an issuer’s ability to make payments of principal or interest, or cause an issuer to fail to make timely payments of interest or principal.  Lower quality debt securities generally tend to be more sensitive to these changes than higher quality debt securities.  The lowest rating category of investment grade debt securities may have speculative characteristics.  While credit ratings may be available to assist in evaluating an issuer’s credit quality, they may not accurately predict an issuer’s ability to make timely payments of principal and interest.

Credit risk also applies to securities issued by U.S. Government-sponsored enterprises that are not backed by the full faith and credit of the U.S. Government.  These securities are supported by the credit of the issuing agency, instrumentality or corporation.  For example, securities issued by the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”), are not backed by the full faith and credit of the U.S. Government.

In September 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (“FHFA”) to manage their daily operations.  While the U.S. Treasury also entered into arrangements to support Fannie Mae and Freddie Mac, there is no guarantee that these arrangements will ensure that these entities will be able to honor their obligations.  Moreover, these arrangements do not alter the fact that the securities issued by Fannie Mae and Freddie Mac are not guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government.

Allocation Risk:

The Fund may allocate assets to investment classes that underperform other classes.  For example, the Fund may be overweighted in stocks when the stock market is falling and the bond market is rising.

Security Selection Risk:

Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.  This may be a result of specific factors relating to the issuer’s financial condition or operations or changes in the economy, governmental actions or inactions, or changes in investor perceptions regarding the issuer.

Who should consider buying the Total Return Fund?

The Total Return Fund may be used as a core holding of an investment portfolio.  While every investor should consider an asset allocation strategy that meets his or her own needs, the Fund can be used as a stand alone investment by an investor who does not want to make his or her own asset allocation decisions.  The Fund is intended for investors who:

■           Are seeking total return,

■           Want an investment that provides diversification among different asset classes,

■           Are willing to accept a moderate degree of investment risk, and

■           Have a long-term investment horizon and are able to ride out market cycles.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

VALUE FUND

What are the Value Fund’s objective, principal investment strategies and principal risks?

Objective:

The Fund seeks total return.

Principal Investment Strategies:

The Fund invests, under normal market conditions, primarily in dividend-paying stocks of companies that the Fund believes are undervalued in the market relative to their long term potential.  The Fund may also invest in stocks of companies of any size that do not pay dividends, but have the potential of paying dividends in the future if they appear to be undervalued.

In selecting stocks, the Fund typically begins by identifying companies that pay dividends.  The Fund then analyzes companies that appear to be undervalued.  The Fund generally uses a “bottom-up” approach to selecting investments.  This means that the Fund generally identifies potential investments through fundamental research and analysis  which includes, among other things, analyzing a company’s balance sheet, cash flow statements and competition within a company’s industry.

The Fund assesses whether management is implementing a reasonable corporate strategy and is operating in the interests of shareholders.  Other considerations include analysis of economic trends, interest rates and industry diversification.

The Fund normally will diversify its assets among dividend-paying stocks of large-, mid- and small-size companies.  Market capitalization is not an initial factor during the security selection process, but it is considered in assembling the total portfolio.

The Fund may sell a security if it becomes fully valued, its fundamentals have deteriorated or alternative investment opportunities become more attractive.  The Fund reserves the right to take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions.  If it does so, it may not achieve its investment objective.  The Fund may also choose not to take defensive positions.

Information on the Fund’s recent strategies and holdings can be found in the most recent annual report, and information concerning the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (see back cover).

The Statement of Additional Information also describes non-principal investment strategies that the Fund may use, including investing in other types of securities that are not described in this prospectus.

Principal Risks:

You can lose money by investing in the Fund.  The likelihood of a loss is greater if you invest for a short period of time.  Any investment carries with it some level of risk.  Here are the principal risks of investing in the Value Fund:

Market Risk:

Because the Fund primarily invests in common stocks, it is subject to market risk.  Stock prices may decline over short or even extended periods not only because of company-specific developments, but also due to an economic downturn, adverse political or regulatory developments, a change in interest rates or a change in investor sentiment.  Stock markets tend to run in cycles with periods when prices generally go up, known as “bull” markets, and periods when stock prices generally go down, referred to as “bear” markets.

While dividend-paying stocks are generally considered less volatile than other stocks, there can be no guarantee that the Fund’s overall portfolio will be less volatile than the general stock market.  Depending upon market conditions, the income from dividend-paying stocks and other investment may not be sufficient to provide a cushion against general market downturns.

Undervalued Securities Risk:

The Fund seeks to invest in stocks that are undervalued and that will rise in value due to anticipated events or changes in investor perceptions.  If these events do not occur, are delayed or investor perceptions about the securities do not improve, the market price of these securities may not rise as expected or may fall.  Moreover, value stocks may fall out of favor with investors and decline in price as a class.

Mid-Size and Small-Size Company Risk:

The market risk associated with stocks of mid-and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations.  The additional volatility associated with mid-to-small-size company stocks is attributable to a number of factors, including the fact that the earnings of such companies tend to be less predictable than those of larger, more established companies.  Mid-to-small-size company stocks are also not as broadly traded as stocks of larger companies.  At times, it may be difficult for the Fund to sell mid-to-small-size company stocks at reasonable prices.

Dividend Risk:

At times, the Fund may not be able to identify dividend-paying stocks that are attractive investments.  The income received by the Fund will also fluctuate due to the amount of dividends that companies elect to pay.  Depending upon market conditions, the Fund may not have sufficient income to pay its shareholders regular dividends.

Security Selection Risk:

Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.  This may be a result of specific factors relating to the issuer’s financial condition or operations or changes in the economy, governmental actions or inactions, or changes in investor perceptions regarding the issuer.

Who should consider buying the Value Fund?

The Value Fund may be used as a core holding for an investment portfolio or as a base on which to build a portfolio.  The Fund is intended for investors who:

■           Are seeking total return,

■           Are willing to accept a moderate degree of investment risk, and

■           Have a long-term investment horizon and are able to ride out market cycles.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

GROWTH & INCOME FUND

What are the Growth & Income Fund’s objectives, principal investment strategies and principal risks?

Objectives:

The Fund seeks long-term growth of capital and current income.

Principal Investment Strategies:

The Fund primarily invests in common stocks that offer the potential for capital growth, current income or both.  The Fund primarily seeks to invest in common stocks of companies that have a history of paying dividends.  When the Fund cannot identify dividend-paying stocks that it finds attractive, it may invest in non-dividend paying stocks.   The Fund will normally diversify its stock holdings among stocks of large-, mid-, and small-size companies.

The Fund generally uses a “bottom-up” approach to selecting investments.  This means that the Fund generally identifies potential investments through fundamental research and analysis and thereafter focuses on other issues, such as economic trends, interest rates, industry diversification and market capitalization.  In deciding whether to buy or sell securities, the Fund considers, among other things, the issuer’s financial strength, management, earnings growth or potential earnings growth and history (if any) of paying dividends.

The Fund may sell a security if it becomes fully valued, its fundamentals have deteriorated or alternative investments become more attractive.

The Fund reserves the right to take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions.  If it does so, it may not achieve its investment objectives.  The Fund may also choose not to take defensive positions.

Information on the Fund’s recent strategies and holdings can be found in the most recent annual report, and information concerning the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (see back cover).

The Statement of Additional Information also describes non-principal investment strategies that the Fund may use, including investing in other types of securities that are not described in this prospectus.

Principal Risks:

You can lose money by investing in the Fund.  The likelihood of a loss is greater if you invest for a short period of time.  Any investment carries with it some level of risk.  Here are the principal risks of investing in the Growth & Income Fund:

Market Risk:

Because the Fund primarily invests in common stocks, it is subject to market risk.  Stock prices may decline over short or even extended periods not only because of company-specific developments, but also due to an economic downturn, adverse political or regulatory developments, a change in interest rates or a change in investor sentiment.  Stock markets tend to run in cycles with periods when prices generally go up, known as “bull” markets, and periods when stock prices generally go down, referred to as “bear” markets.

While dividend-paying stocks are generally considered less volatile than other stocks, there can be no guarantee that the Fund’s overall portfolio will be less volatile than the general stock market.  Depending upon market conditions, the income from dividend-paying stocks and other investments may not be sufficient to provide a cushion against general market downturns.  Moreover, if the Fund cannot identify dividend-paying stocks that it believes have sufficient growth potential, it may have a substantial portion of its portfolio in non-dividend paying stocks.

Mid-Size and Small-Size Company Risk:

The market risk associated with stocks of mid-and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations.  The additional volatility associated with mid-to-small-size company stocks is attributable to a number of factors, including the fact that the earnings of such companies tend to be less predictable than those of larger, more established companies.  Mid-to-small-size company stocks are also not as broadly traded as stocks of larger companies.  At times, it may be difficult for the Fund to sell mid-to-small-size company stocks at reasonable prices.

Dividend Risk:

At times, the Fund may not be able to identify dividend-paying stocks that are attractive investments.  The income received by the Fund will also fluctuate due to the amount of dividends that companies elect to pay.  Depending upon market conditions, the Fund may not have sufficient income to pay its shareholders regular dividends.

Security Selection Risk:

Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.  This may be a result of specific factors relating to the issuer’s financial condition or operations or changes in the economy, governmental actions or inactions, or changes in investor perceptions regarding the issuer.

Who should consider buying the Growth & Income Fund?

The Growth & Income Fund may be used as a core holding for an investment portfolio or as a base on which to build a portfolio.  The Fund is intended for investors who:

■           Are primarily seeking an investment that offers the potential for growth with a modest amount of income,

■           Are willing to accept a moderate degree of investment risk, and

■           Have a long-term investment horizon and are able to ride out market cycles.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

GLOBAL FUND

What are the Global Fund’s objective, principal investment strategies and principal risks?

Objective:

The Fund seeks long-term capital growth.

Principal Investment Strategies:

The Fund invests in a diversified portfolio of common stocks of companies that are located throughout the world.  While the Fund attempts to maintain broad country diversification, under normal market conditions, it must allocate assets to at least three countries, including the United States.

The Fund primarily invests in stocks of companies that are considered large to medium in size (measured by market capitalization).  The Fund may also invest (to a lesser degree) in smaller size companies when it views them as attractive alternatives to the stocks of larger or more established companies.

The foreign securities that the Fund purchases are typically denominated in foreign currencies and traded in foreign securities markets.  Although the Fund primarily invests in securities that trade in larger or more established markets, it also may invest a significant amount in less-developed or emerging markets where management believes there is significant opportunity for growth of capital.

The Fund uses fundamental research and analysis to identify prospective investments.  Security selection is based on any one or more of the following characteristics: profitability; earnings growth; strong possibility of price-to-earnings multiple expansion (or increases in other similar valuation measures); hidden or unappreciated value; and/or quality management.

Once the purchase candidates for the Fund are identified, the portfolio construction process begins.  In this phase, many factors are considered in creating a total portfolio of securities for the Fund, including: (1) regional and country allocation, (2) industry and sector allocation, (3) company size and (4) in the case of foreign securities, foreign currency exposure and the risks of trading and maintaining securities and cash in foreign countries.  The total risk of the Fund is monitored at this point in the portfolio construction process.

Every company in the portfolio is monitored to ensure its fundamental attractiveness.  A stock may be sold if in the portfolio manager’s opinion: its downside risk equals or exceeds its upside potential; it suffers from a decreasing trend of earnings growth or suffers an earnings disappointment; or it experiences excessive valuations.

The Fund reserves the right to take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions.  If it does so, it may not achieve its investment objective.  The Fund may also choose not to take defensive positions.

The Fund may engage in active and frequent trading, which may result in high portfolio turnover.

Information on the Fund’s recent strategies and holdings can be found in the most recent annual report, and information concerning the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (see back cover).

The Statement of Additional Information also describes non-principal investment strategies that the Fund may use, including investing in other types of securities that are not described in this prospectus.

Principal Risks:

You can lose money by investing in the Fund.  The likelihood of a loss is greater if you invest for a short period of time.  Any investment carries with it some level of risk.  Here are the principal risks of investing in the Global Fund:

Market Risk:

Because the Fund primarily invests in common stocks, it is subject to market risk.  Stock prices may decline over short or even extended periods not only because of company-specific developments, but also due to an economic downturn, adverse political or regulatory developments, a change in interest rates or a change in investor sentiment.  Stock markets tend to run in cycles with periods when prices generally go up, known as “bull” markets, and periods when stock prices generally go down, referred to as “bear” markets.

Foreign Securities Risk:

There are special risk factors associated with investing in foreign securities.  Some of these factors are also present when investing in the United States but are heightened when investing in non-U.S. markets, especially in smaller, less-developed or emerging markets.  For example, fluctuations in the exchange rates between the U.S. dollar and foreign currencies may have a negative impact on investments denominated in foreign currencies by eroding or reversing gains or widening losses from those investments.  The risks of investing in foreign securities also include potential political and economic instability, differing accounting and financial reporting standards or inability to obtain reliable financial information regarding a company’s balance sheet and operations and less stringent regulation and supervision of foreign securities markets, custodians and securities depositories.  Funds that invest in foreign securities are also subject to higher commission rates on portfolio transactions, potentially adverse changes in tax and exchange control regulations and potential restrictions on the flow of international capital.  Many foreign countries impose withholding taxes on income and gains from investments in such countries, which the Fund may not recover.

Emerging Markets Risk:

The risks of investing in foreign securities are heightened when the securities are traded in emerging or developing markets.  The economies and political environments of emerging or developing countries tend to be more unstable than those of developed countries, resulting in more volatile rates of returns than the developed markets and substantially greater risk to investors.

Liquidity Risk:

The Fund is also susceptible to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like.  As a result, the Fund may have to lower the price on certain securities that it is trying to sell, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.  This risk is particularly acute in the case of foreign securities that are traded in smaller, less-developed or emerging markets.

Mid-Size and Small-Size Company Risk:

The market risk associated with stocks of mid-and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations.  The additional volatility associated with mid-to-small-size company stocks is attributable to a number of factors, including the fact that the earnings of such companies tend to be less predictable than those of larger, more established companies.  Mid-to-small-size company stocks are also not as broadly traded as stocks of larger companies.  At times, it may be difficult for the Fund to sell mid-to-small-size company stocks at reasonable prices.

Security Selection Risk:

Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.  This may be a result of specific factors relating to the issuer’s financial condition or operations or changes in the economy, governmental actions or inactions, or changes in investor perceptions regarding the issuer.

High Portfolio Turnover Risk:

Portfolio turnover is a measure of the Fund’s trading activity over a one-year period.  High portfolio turnover could increase the Fund’s transaction costs and produce taxable distributions to shareholders and possibly have a negative impact on its performance.

Who should consider buying the Global Fund?

The Global Fund may be used as a core holding for an investment portfolio or as a base on which to build a portfolio.  The Fund is intended for investors who:

■           Are seeking significant growth of capital,

■           Want exposure to investments in both U.S. and foreign companies,

■           Are willing to accept a moderate degree of investment risk, and

■           Have a long-term investment horizon and are able to ride out market cycles.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

SELECT GROWTH FUND

What are the Select Growth Fund’s objective, principal investment strategies and principal risks?

Objective:

The Fund seeks long-term growth of capital.

Principal Investment Strategies:

The Fund invests in a portfolio of approximately 40-45 common stocks that the Fund’s subadviser, Smith Asset Management Group, L.P. (“Smith”), believes offers the best potential for earnings growth with the lowest risk of negative earnings surprises. The Fund is managed by an investment team.

When selecting investments for the Fund, Smith employs quantitative and qualitative analysis to identify high quality companies that it believes have the ability to accelerate earnings growth and exceed investor expectations.  The security selection process consists of three steps.  Beginning with a universe of stocks that includes large-, mid- and small-size companies, Smith’s investment team first conducts a series of risk control and valuation screens designed to eliminate those stocks that are highly volatile or are more likely to underperform the market.  Smith considers four primary factors when conducting the risk control and valuation screens.  Those factors are: valuation, financial quality, stock volatility and corporate governance.

Stocks that pass the initial screens are then evaluated using a proprietary methodology that attempts to identify stocks with the highest probability of producing an earnings growth rate that exceeds investor expectations.  In other words, the investment team seeks to identify stocks that are well positioned to benefit from a positive earnings surprise.    The process incorporates the following considerations: changes in Wall Street opinions, individual analysts’ historical accuracy, earnings quality analysis and corporate governance practices.

The screening steps produce a list of approximately 80-100 eligible companies that are subjected to traditional fundamental analysis to further understand each company’s business prospects, earnings potential, strength of management and competitive positioning.  The investment team uses the results of this analysis to construct a portfolio of approximately 40-45 stocks that are believed to have the best growth and risk characteristics.

Holdings in the portfolio become candidates for sale if the investment team identifies what they believe to be negative investment or performance characteristics.  Reasons to sell a stock may include: a negative earnings forecast or report, valuation concerns, company officials’ downward guidance on company performance or earnings or announcement of a buyout.  When a stock is eliminated from the portfolio, it is generally replaced with the stock that the investment team considers to be the next best stock that has been identified by Smith’s screening process.

The Fund reserves the right to take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions.  If it does so, it may not achieve its investment objective.  The Fund may also choose not to take defensive positions.

Information on the Fund’s recent strategies and holdings can be found in the most recent annual report, and information concerning the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (see back cover).

The Statement of Additional Information also describes non-principal investment strategies that the Fund may use, including investing in other types of securities that are not described in this prospectus.

Principal Risks:

You can lose money by investing in the Fund.  The likelihood of a loss is greater if you invest for a short period of time.  Any investment carries with it some level of risk.  Here are the principal risks of investing in the Select Growth Fund:

Market Risk:

Because the Fund primarily invests in common stocks, it is subject to market risk.  Stock prices may decline over short or even extended periods not only because of company-specific developments, but also due to an economic downturn, adverse political or regulatory developments, a change in interest rates or a change in investor sentiment.  Stock markets tend to run in cycles, with periods when prices generally go up, known as “bull” markets, and periods when stock prices generally go down, referred to as “bear” markets.

Mid-Size and Small-Size Company Risk:

The market risk associated with stocks of mid-and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations.  The additional volatility associated with mid-to-small-size company stocks is attributable to a number of factors, including the fact that the earnings of such companies tend to be less predictable than those of larger, more established companies.  Mid-to-small-size company stocks are also not as broadly traded as stocks of larger companies.  At times, it may be difficult for the Fund to sell mid-to-small-size company stocks at reasonable prices.

Growth Stock Risk:

The Fund’s focus on growth stocks increases the potential volatility of its share price.  Growth stocks are stocks of companies which are expected to increase their revenues or earnings at above average rates.  If expectations are not met, the prices of these stocks may decline significantly.

Limited Holdings Risk:

Because the Fund generally invests in a limited portfolio of only 40 to 45 stocks, it may be more volatile than other funds whose portfolios are more broadly diversified.  The performance of any one of the Fund’s stocks could significantly impact the Fund’s performance.

Security Selection Risk:

Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.  This may be a result of specific factors relating to the issuer’s financial condition or operations or changes in the economy, governmental actions or inactions, or changes in investor perceptions regarding the issuer.

Who should consider buying the Select Growth Fund?

The Select Growth Fund may be used as a core holding of an investment portfolio or as a base on which to build a portfolio.  The Fund is intended for investors who:

■           Are seeking growth of capital,

■           Are willing to accept a moderate degree of investment risk, and

■           Have a long-term investment horizon and are able to ride out market cycles.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

OPPORTUNITY FUND

What are the Opportunity Fund’s objective, principal investment strategies and principal risks?

Objective:

The Fund seeks long-term capital growth.

Principal Investment Strategies:

The Fund invests primarily in mid- and small-size companies that the Fund’s Adviser believes offer strong growth opportunities.  The Fund may continue to hold stocks of mid- and small-size companies that grow into large companies and may also invest opportunistically in stocks of larger companies.

The Fund uses a “bottom-up” approach to selecting investments.  The Fund uses fundamental research to search for companies that have one or more of the following: a strong balance sheet; experienced management; above-average earnings growth potential; and stocks that are attractively priced.  The Fund attempts to stay broadly diversified, but it may emphasize certain industry sectors based upon economic and market conditions.

The Fund may sell a stock if it becomes fully valued, its fundamentals have deteriorated or alternative investments become more attractive.  The Fund may also sell a stock if it grows into a large, well-established company, although it may also continue to hold such a stock irrespective of its size.

The Fund reserves the right to take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions.  If it does so, it may not achieve its investment objective.  The Fund may also choose not to take defensive positions.

Information on the Fund’s recent strategies and holdings can be found in the most recent annual report, and information concerning the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (see back cover).

The Statement of Additional Information also describes non-principal investment strategies that the Fund may use, including investing in other types of securities that are not described in this prospectus.

Principal Risks:

You can lose money by investing in the Fund.  The likelihood of a loss is greater if you invest for a short period of time.  Any investment carries with it some level of risk.  Here are the principal risks of investing in the Opportunity Fund:

Market Risk:

Because the Fund primarily invests in common stocks, it is subject to market risk.  Stock prices may decline over short or even extended periods not only because of company-specific developments, but also due to an economic downturn, adverse political or regulatory developments, a change in interest rates or a change in investor sentiment.  Stock markets tend to run in cycles with periods when prices generally go up, known as “bull” markets, and periods when stock prices generally go down, referred to as “bear” markets.

Mid-Size and Small-Size Company Risk:

The market risk associated with stocks of mid-and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations.  The additional volatility associated with mid-to-small-size company stocks is attributable to a number of factors, including the fact that the earnings of such companies tend to be less predictable than those of larger, more established companies.  Mid-to-small-size company stocks are also not as broadly traded as stocks of larger companies.  At times, it may be difficult for the Fund to sell mid-to-small-size company stocks at reasonable prices.

Security Selection Risk:

Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.  This may be a result of specific factors relating to the issuer’s financial condition or operations or changes in the economy, governmental actions or inactions, or changes in investor perceptions regarding the issuer.

Who should consider buying the Opportunity Fund?

The Opportunity Fund is most appropriately used to add diversification to an investment portfolio.  The Fund is intended for investors who:

■           Are seeking significant growth of capital,

■           Want exposure to investments in mid-and small-size companies,

■           Are willing to accept higher than average investment risk, and

■           Have a long-term investment horizon and are able to ride out market cycles.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

SPECIAL SITUATIONS FUND

What are the Special Situations Fund’s objective, principal investment strategies and principal risks?

Objective:

The Fund seeks long-term growth of capital.

Principal Investment Strategies:

The Fund primarily invests in common stocks of smaller size companies that have a new product or service, are in a position to benefit from some change in the economy, industry transformation, new law, new regulation or new technology, or are experiencing some other “special situation” that makes them undervalued relative to their long-term potential.  Although the Fund normally invests in stocks of smaller size companies, the Fund may also invest in stocks of mid-size or large companies.

In selecting stocks, the Fund relies on fundamental and quantitative analysis.  It screens potential investments to identify companies that have strong financial and managerial characteristics, including healthy balance sheets, a strong management team, solid market share positions and improving business fundamentals.  The Fund then attempts to identify companies that are undervalued by the market or are undergoing some special situation (such as reorganization or divestiture of a business unit) that creates a short-term dislocation between their stock price and underlying value.  The Fund may emphasize certain industry sectors based on economic and market conditions.

The Fund may sell a stock if it becomes fully valued, it appreciates in value to the point that it is no longer a small-size company stock, its fundamentals have deteriorated or alternative investments become more attractive.

The Fund reserves the right to take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions.  If it does so, it may not achieve its investment objective.  The Fund may also choose not to take defensive positions.  The Fund may, at times, engage in short-term trading, which could produce higher transaction costs and taxable distributions and may result in a lower total return for the Fund.

Information on the Fund’s recent strategies and holdings can be found in the most recent annual report, and information concerning the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (see back cover).

The Statement of Additional Information also describes non-principal investment strategies that the Fund may use, including investing in other types of securities that are not described in this prospectus.

Principal Risks:

You can lose money by investing in the Fund.  The likelihood of a loss is greater if you invest for a short period of time.  Any investment carries with it some level of risk.  Here are the principal risks of investing in the Special Situations Fund:

Market Risk:

Because the Fund primarily invests in common stocks, it is subject to market risk.  Stock prices may decline over short or even extended periods not only because of company-specific developments, but also due to an economic downturn, adverse political or regulatory developments, a change in interest rates or a change in investor sentiment.  Stock markets tend to run in cycles with periods when prices generally go up, known as “bull” markets, and periods when stock prices generally go down, referred to as “bear” markets.

Small-Size and Mid-Size Company Risk:

The market risk associated with stocks of small- and mid-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of small- and mid-size companies tend to experience sharper price fluctuations.  The additional volatility associated with small-to-mid-size company stocks is attributable to a number of factors, including the fact that the earnings of such companies tend to be less predictable than those of larger, more established companies.  Small-to-mid-size company stocks are also not as broadly traded as stocks of larger companies.  At times, it may be difficult for the Fund to sell small-to-mid-size company stocks at reasonable prices.

Undervalued Security Risk:

The Fund seeks to invest in stocks that are undervalued and that will rise in value due to anticipated events or changes in investor perceptions.  If these events do not occur, are delayed or investor perceptions about the securities do not improve, the market price of these securities may not rise as expected or may fall.  Moreover, value stocks may fall out of favor with investors and decline in price as a class.

Sector Risk:

To the extent the Fund invests a significant portion of its assets in one or more sectors or industries at any time, the Fund will face a greater risk of loss due to factors affecting a single sector or industry than if the Fund always maintained wide diversity among the sectors and industries in which it invests.

Security Selection Risk:

Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.  This may be a result of specific factors relating to the issuer’s financial condition or operations or changes in the economy, governmental actions or inactions, or changes in investor perceptions regarding the issuer.

Who should consider buying the Special Situations Fund?

The Special Situations Fund is most appropriately used to add diversification to an investment portfolio.  The Fund is intended for investors who:

■           Are seeking significant growth of capital,

■           Want exposure to investments in small-size companies,

■           Are willing to accept a high degree of investment risk, and

■           Have a long-term investment horizon and are able to ride out market cycles.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

INTERNATIONAL FUND

What are the International Fund’s objective, principal investment strategies and principal risks?

Objective:

The Fund primarily seeks long-term capital growth.

Principal Investment Strategies:

The Fund invests in a portfolio of common stocks and other equity securities of companies that are located outside of the United States.  To a limited degree, the Fund may also invest in companies based in the United States.

The Fund typically invests in the securities of medium to large size companies, but will also invest in smaller companies.  The Fund’s holdings may be limited to the securities of 40 to 60 different issuers.  The Fund may invest significantly in emerging or developing markets such as India and Brazil, and may focus its investments in companies located in or tied economically to particular countries or regions.

The Fund may also invest in forward currency contracts or foreign exchange contracts to minimize currency fluctuation during the settlement period of transactions in foreign securities.  Such contracts are considered derivatives.

The subadviser selects investments for the Fund generally by screening a universe of stocks that meet its “quality growth” criteria, which include high return on equity and low to moderate leverage, among others.  The subadviser then further narrows that universe by using a bottom-up stock and business analysis approach.  The subadviser makes its assessments by examining companies one at a time, regardless of size, country of organization, place of principal business activity or other similar selection criteria.

The subadviser seeks to invest in companies whose businesses are highly profitable, have consistent operating histories and financial performance and enjoy possible long-term economic prospects.  The subadviser’s investment process also considers a company’s intrinsic value relative to its earnings power and market price.  The subadviser believes that investing in these securities at a price that is below their intrinsic worth may generate greater returns for the Fund than those obtained by paying premium prices for companies currently in market favor.

In determining which portfolio securities to sell, the subadviser focuses on the operating results of the companies, and not price quotations, to measure the potential success of an investment.  In making sell decisions, the subadviser considers, among other things, whether a security’s price target has been met, whether there has been an overvaluation of the issuer by the market, whether there has been a clear deterioration of future earnings power and whether, in the subadviser’s opinion, there has been a loss of long-term competitive advantage.

The Fund reserves the right to take temporary defensive positions that are inconsistent with its principal investment strategies in attempting to respond to adverse market, economic, political or other conditions.  If it does so, it may not achieve its investment objective.  The Fund may also choose not to take defensive positions.

Information on the Fund’s recent strategies and holdings can be found in the most recent annual report, and information concerning the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (see back cover).

The Statement of Additional Information also describes non-principal investment strategies that the Fund may use, including investing in other types of securities that are not described in this prospectus.

Principal Risks:

You can lose money by investing in the Fund.  The likelihood of a loss is greater if you invest for a short period of time.  Any investment carries with it some level of risk.  Here are the principal risks of investing in the International Fund:

Market Risk:

Because the Fund primarily invests in common stocks, it is subject to market risk.  Stock prices may decline over short or even extended periods not only because of company-specific developments but also due to an economic downturn, adverse political or regulatory developments, a change in interest r ates or a change in investor sentiment.  Stock markets tend to run in cycles with periods when prices generally go up, known as “bull” markets, and periods when stock prices generally go down, referred to as “bear” markets.

Foreign Securities Risk:

There are special risk factors associated with investing in foreign securities.  Some of these factors are also present when investing in the United States but are heightened when investing in non-U.S. markets, especially in smaller, less-developed or emerging markets.  For example, fluctuations in the exchange rates between the U.S. dollar and foreign currencies may have a negative impact on investments denominated in foreign currencies by eroding or reversing gains or widening losses from those investments.  The risks of investing in foreign securities also include potential political and economic instability, differing accounting and financial reporting standards or inability to obtain reliable financial information regarding a company’s balance sheet and operations and less stringent regulation and supervision of foreign securities markets, custodians and securities depositories.  Funds that invest in foreign securities are also subject to higher commission rates on portfolio transactions, potentially adverse changes in tax and exchange control regulations and potential restrictions on the flow of international capital. Many foreign countries impose withholding taxes on income and gains from investments in such countries, which the Fund may not recover.  To the extent the Fund invests a significant portion of its assets in securities of a single country or region at any time, it is more likely to be affected by events or conditions of that country or region.  As a result, it may be more volatile than a more geographically diversified fund.

Emerging Markets Risk:

The risks of investing in foreign securities are heightened when the securities are traded in emerging or developing markets.  The economies and political environments of emerging or developing countries tend to be more unstable than those of developed countries, resulting in more volatile rates of returns than the developed markets and substantially greater risk to investors.

Liquidity Risk:

The Fund is also susceptible to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like.  As a result, the Fund may have to lower the price on certain securities that it is trying to sell, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.  This risk is particularly acute in the case of foreign securities that are traded in smaller, less-developed or emerging markets.

Mid-Size and Small-Size Company Risk:

The market risk associated with stocks of mid-and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations.  The additional volatility associated with mid-to-small-size company stocks is attributable to a number of factors, including the fact that the earnings of such companies tend to be less predictable than those of larger, more established companies.  Mid-to-small-size company stocks are also not as broadly traded as stocks of larger companies.  At times, it may be difficult for the Fund to sell mid-to-small-size company stocks at reasonable prices.

Limited Holdings Risk:

The Fund’s assets may be invested in a limited number of issuers.  This means that the Fund’s performance may be substantially impacted by the change in value of even a single holding.  The price of a share of the Fund can therefore be expected to fluctuate more than a fund that invests in substantially more companies.  Moreover, the Fund’s share price may decline even when the overall market is increasing.  Accordingly, an investment in the Fund may therefore entail greater risks.

Security Selection Risk:

Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.  This may be a result of specific factors relating to the issuer’s financial condition or operations or changes in the economy, governmental actions or inactions, or changes in investor perceptions regarding the issuer.

Derivatives Risk:

Forward currency contracts and foreign exchange contracts involve a number of risks, including the possibility of default by the counterparty to the transaction and, to the extent the portfolio manager’s judgment as to certain market movements is incorrect, the risk of potential losses are greater than if the investment technique had not been used.  For example, there may be an imperfect correlation between the Fund's portfolio holdings of securities denominated in a particular currency and the forward contracts entered into by the Fund.  An imperfect correlation of this type may prevent the Fund from achieving the intended hedge or expose the Fund to the risk of currency exchange loss.  These investment techniques may limit any potential gain that might result from an increase in the value of the hedged position.  These investments can also increase the volatility of the Fund’s share price and expose the Fund to significant additional costs.  At times, it may be difficult to sell or value derivative securities due to the lack of an available trading market.

Who should consider buying the International Fund?

The International Fund is most appropriately used to add diversification to an investment portfolio.  The Fund is intended for investors who:

■           Are seeking capital growth,

■           Want exposure to investments in foreign companies,

■           Are willing to accept a high degree of investment risk, and

■           Have a long-term investment horizon and are able to ride out market cycles.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

FUND MANAGEMENT IN GREATER DETAIL

The Adviser.

First Investors Management Company, Inc. (“FIMCO” or “Adviser”) is the investment adviser to each Fund.  FIMCO has been the investment adviser to the First Investors Family of Funds since 1965.  Its address is 110 Wall Street, New York, NY 10005.  As of September 30, 2011, FIMCO served as investment adviser to 38 mutual funds or series of funds with total net assets of approximately $6.70 billion.  FIMCO supervises all aspects of each Fund's operations.

For the fiscal year ended September 30, 2011, FIMCO received advisory fees (net of any applicable waiver) as follows: 0.55% of average daily net assets for Government Fund; 0.55% of average daily net assets for Investment Grade Fund; 0.70% of average daily net assets for Fund For Income; 0.74% of average daily net assets for Total Return Fund, Value Fund and Opportunity Fund; 0.75% of average daily net assets for Select Growth Fund; 0.80% of average daily net assets for Special Situations Fund; 0.72% of average daily net assets for Growth & Income Fund; 0.95% of average daily net assets for Global Fund and 0.98% of average daily net assets for International Fund.  FIMCO did not receive any advisory fees from the Cash Management Fund.

During the fiscal year ended September 30, 2011, the Adviser waived advisory fees for the: Cash Management Fund in the amount of 0.50%; Government Fund in the amount of 0.11%; Investment Grade Fund in the amount of 0.11%; Fund For Income in the amount of 0.03%; Global Fund in the amount of 0.03%; and Special Situations Fund in the amount of 0.10%.  These waivers are not reflected in the Annual Fund Operating Expenses tables, which are located in the “The Funds Summary Section” of this prospectus.  During the fiscal year ended September 30, 2011, the Adviser also reimbursed other expenses for the Cash Management Fund to prevent a negative yield on the Fund’s shares.  There is no guarantee that the Cash Management Fund will maintain a positive net yield.  The above waivers and/or expense reimbursement are voluntary and may be discontinued at anytime without notice.

The Total Return Fund is managed by Edwin D. Miska and Clark D. Wagner.  They jointly decide what portion of the Fund’s assets should be allocated to stocks, bonds and cash.  Mr. Miska is primarily responsible for managing the Fund’s investments in stocks and Mr. Wagner is primarily responsible for managing the Fund’s investments in bonds and cash.  Mr. Miska has served as Portfolio Manager of the Fund since 2002 and Mr. Wagner has served as Portfolio Manager of the Fund since 2001.

Mr. Miska has served as Director of Equities and as Portfolio Manager of the Growth & Income Fund since 2002 and as Co-Portfolio Manager of the Opportunity Fund since 2007.  Mr. Miska also serves as a Portfolio Manager for another First Investors Fund and joined FIMCO in 2002 as a Portfolio Manager.

Mr. Wagner has served as Director of Fixed Income since 2001 and served as Portfolio Manager of the Government Fund since 1995.  He also serves as Co-Portfolio Manager of the Investment Grade Fund and has served as Portfolio Manager or Co-Portfolio Manager of the Fund since 2007.  He also serves as a Portfolio Manager and Co-Portfolio Manager for certain other First Investors Funds and has been a Portfolio Manager with FIMCO since 1991.

Rajeev Sharma has served as the Co-Portfolio Manager of the Investment Grade Fund since 2009 and also serves as a Co-Portfolio Manager of another First Investors Fund.  Mr. Sharma joined FIMCO in July 2009 and prior to joining FIMCO, Mr. Sharma was a Vice-President and Senior Corporate Credit Analyst at Lazard Asset Management, LLC (2005-2009) and Associate Director, Corporate Ratings at Standard & Poor’s Ratings Services (2002-2005).

Steven S. Hill serves as Co-Portfolio Manager of the Opportunity Fund and has served as either Portfolio Manager or Co-Portfolio Manager of the Fund since 2004.  Mr. Hill joined FIMCO in 2002 as an equity analyst.

Sean Reidy has served as Portfolio Manager of the Value Fund since November 2011 and has worked with Mr. Miska as the Assistant Portfolio Manager of the Growth & Income Fund since 2010 and also serves as Portfolio Manager and Assistant Portfolio Manager of other First Investors Funds.  Prior to joining FIMCO in 2010, Mr. Reidy was a proprietary trader at First New York Securities (2008-2010) and served as Co-Portfolio Manager and Research Director at Olstein Capital Management (1996-2007).

The Subadvisers.

Wellington Management Company, LLP (“Wellington Management”) serves as the investment subadviser of the Global Fund.  Wellington Management has discretionary trading authority over all of the Fund's assets, subject to continuing oversight and supervision by FIMCO and the Fund’s Board of Trustees.  Wellington Management is a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, MA 02210.  Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions.  Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years.  As of September 30, 2011, Wellington Management had investment management authority with respect to approximately $618 billion in assets.

The Global Fund is managed by a team of investment professionals.  Nicolas M. Choumenkovitch, Senior Vice President and Equity Portfolio Manager of Wellington Management, joined Wellington Management as an investment professional in 1995.  Mr. Choumenkovitch has served as a Portfolio Manager for the international equity portion of the Fund since 2007 and has been involved in portfolio management and securities analysis for the international equity portion of the Fund since 2000.  Matthew E. Megargel, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, joined Wellington Management as an investment professional in 1983.  Mr. Megargel has served as a Portfolio Manager for the U.S. equity portion of the Fund since 2000.  Jeffrey L. Kripke, Vice President and Equity Portfolio Manager of Wellington Management, joined Wellington Management as an investment professional in 2001.  Mr. Kripke has served as a Portfolio Manager for the U.S. equity portion of the Fund since 2006 and has been involved in portfolio management and securities analysis for the U.S. equity portion of the Fund since 2001.  Francis J. Boggan, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, joined Wellington Management as an investment professional in 2001.  Mr. Boggan has served as a Portfolio Manager for the U.S. equity portion of the Fund since 2006.  Tara Connolly Stilwell, CFA, Vice President and Equity Portfolio Manager of Wellington Management, joined Wellington Management as an investment professional in 2008.  Ms. Stilwell has been involved in portfolio management and securities analysis for the international equity portion of the Fund since 2010.  Prior to joining Wellington Management, Ms. Stilwell was an investment professional with Goldman Sachs Asset Management International (1997-2007).

Paradigm Capital Management, Inc. (“Paradigm Capital Management”) serves as subadviser of the Special Situations Fund.  Paradigm Capital Management has discretionary trading authority over all of the Fund’s assets, subject to continuing oversight and supervision by FIMCO and the Fund’s Board of Trustees.  Paradigm Capital Management is located at Nine Elk Street, Albany, NY 12207.

Paradigm Capital Management is an investment management firm that provides investment services to high net worth individuals, pension and profit sharing plans, investment companies, and other institutions.  As of September 30, 2011, Paradigm Capital Management held investment management authority with respect to approximately $1.8 billion in assets.  Of that amount, Paradigm Capital Management acted as investment adviser or subadviser to 6 registered investment companies or series of such companies with net assets of approximately $667.5 million.

Jonathan S. Vyorst, Senior Vice President, and Jason V. Ronovech, CFA and Senior Vice President, of Paradigm Capital Management, have served as Co-Portfolio Managers of the Special Situations Fund since 2007.  Messrs. Vyorst and Ronovech also serve as Co-Portfolio Managers for another First Investors Fund.  Mr. Vyorst joined Paradigm Capital Management in 2007 as a Portfolio Manager.  He previously served as Managing Director and Portfolio Manager at William D. Witter Inc., LLC (2006–2007) and as Vice President at Allianz Private Client Services (2001–2005).  Mr. Ronovech joined Paradigm Capital Management in 2000 as an equity analyst and has served as Portfolio Manager for Paradigm Funds Advisor LLC (affiliate of Paradigm Capital Management) since 2005.

Vontobel Asset Management, Inc. (“Vontobel”), serves as the investment subadviser of the International Fund.  Vontobel has discretionary trading authority over all of the Fund’s assets, subject to continuing oversight and supervision by FIMCO and the Fund’s Board of Trustees.  Vontobel is located at 1540 Broadway, New York, NY 10036.  Vontobel is a wholly-owned and controlled subsidiary of Vontobel Holding AG, a Swiss bank holding company, having its registered offices in Zurich, Switzerland.  Vontobel acts as the subadviser to five series of a Luxembourg investment fund that accepts investments from non-U.S. investors only and that was organized by an affiliate of Vontobel.

Vontobel has provided investment advisory services to mutual fund clients since 1990.  As of September 30, 2011, Vontobel managed approximately $15.6 billion in assets.  Of that amount, Vontobel acted as investment adviser or subadviser to 9 registered investment companies or series of such companies with net assets of approximately $3.6 billion.

Rajiv Jain, Managing Director and Portfolio Manager – International Equities for Vontobel, has served as Portfolio Manager of the International Fund since 2006 and also serves as a Portfolio Manager for another First Investors Fund.  Mr. Jain joined Vontobel in 1994 as an equity analyst and associate manager of its international equity portfolios.

Smith Asset Management Group, L.P. (“Smith”) serves as the investment subadviser of the Select Growth Fund.  Smith has discretionary trading authority over all of the Fund’s assets, subject to continuing oversight and supervision by FIMCO and the Fund’s Board of Trustees.  Smith is located at 100 Crescent Court, Suite 1150, Dallas, TX 75201.  Smith is an investment management firm that provides investment services to a diverse list of clients including public funds, endowments, foundations, corporate pension and multi-employer plans.  As of September 30, 2011, Smith held investment management authority with respect to approximately $1.9 billion in assets.  Of that amount, Smith acted as investment adviser or subadviser to 4 registered investment companies or series of such companies, with net assets of approximately $315 million.

The Select Growth Fund is managed by a team of investment professionals who have an equal role in managing the Fund, including the following: Stephen S. Smith, CFA, Chief Executive Officer and Chief Investment Officer of Smith (1995 to present); John D. Brim, CFA, a Portfolio Manager of Smith (1998 to present); and Eivind Olsen, CFA, a Portfolio Manager of Smith, who joined Smith in 2008 and prior thereto served as a Portfolio Manager with Brazos Capital Management/John McStay Investment Counsel

 (1998-2008).  Each investment professional has served as a Portfolio Manager of the Fund since 2007, except for Mr. Olsen, who has served as a Portfolio Manager since 2009.  The same team of investment professionals also manage another First Investors Fund.

Muzinich & Co., Inc. (“Muzinich”) serves as the investment subadviser of the Fund For Income.  Muzinich has discretionary trading authority over all of the Fund’s assets, subject to continuing oversight and supervision by FIMCO and the Fund’s Board of Trustees.  Muzinich is located at 450 Park Avenue, New York, NY 10022.  Muzinich is an institutional asset manager specializing in high yield bond portfolio and other credit-oriented strategies.  As of September 30, 2011, Muzinich managed approximately $11.9 billion in assets.

The Fund is managed by a team of investment professionals who have active roles in managing the Fund, including the following:  Dennis V. Dowden, Portfolio Manager, who joined Muzinich in 2001; Clinton Comeaux, Portfolio Manager, who joined Muzinich in 2006 and prior thereto was a research analyst at WR Huff Asset Management (2004-2006); and Bryan Petermann, Portfolio Manager, who joined Muzinich in 2010 and prior thereto served as Managing Director, Head of High Yield, at Pinebridge Investments (f/k/a AIG Investments), for the last 5 years of his tenure (2000-2010).  Each investment professional has been a Portfolio Manager of the Fund since 2009, except for Mr. Petermann who has served as Portfolio Manager since 2010.  The same team of investment professionals also manages another First Investors Fund.

Other Information.

Descriptions of the factors considered by the Board of Trustees in approving the foregoing Advisory and Subadvisory Agreements are available in the Fund’s Annual Report to shareholders for the fiscal year ending September 30, 2010.

Except for the Cash Management Fund, the Statement of Additional Information provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of securities in a Fund.
The Funds have received an exemptive order from the Securities and Exchange Commission (“SEC”), which permits FIMCO to enter into new or modified subadvisory agreements with existing or new subadvisers without approval of the Funds’ shareholders but subject to the approval of the Funds’ Board of Trustees.  FIMCO has ultimate responsibility, subject to oversight by the Funds’ Board of Trustees, to oversee the subadvisers and recommend their hiring, termination and replacement.  In addition, there is a rule pending at the SEC, which, if adopted, would permit the Funds to act in such manner without seeking an exemptive order.  In the event that a subadviser is added or modified, the prospectus will be supplemented.

The following is information about the indices that are used by the Funds in the Average Annual Total Returns table as benchmarks for their performance, which is located in the “The Funds Summary Section” of this prospectus:

■           The BofA Merrill Lynch GNMA Master Index is a market capitalization-weighted index, including generic-coupon GNMA mortgages, with at least $150 million principal amounts outstanding.

■           The BofA Merrill Lynch U.S. Corporate Master Index includes publicly-issued, fixed-rate, nonconvertible investment grade dollar-denominated, SEC-registered corporate debt having at least one year to maturity and an outstanding par value of at least $250 million.

■           The BofA Merrill Lynch BB-B US Cash Pay High Yield Constrained Index (“BofA Merrill Lynch Index”) contains all securities in the BofA Merrill Lynch US Cash Pay High Yield Index rated BB1 through B3, based on an average of Moody’s Investment Service, Inc., Standard & Poors Ratings Services and Fitch Ratings, but caps issuer exposure at 2%.

■           The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure the performance of the broad domestic economy through changes in the aggregate market value of such stocks, which represent all major industries.

■           The BofA Merrill Lynch U.S. Corporate, Government and Mortgage Index tracks the performance of U.S. dollar-denominated investment grade debt publicly issued in the U.S. domestic market, including U.S. Treasury quasi-government, corporate and residential mortgage pass-through securities.

■           The Morgan Stanley Capital International All Country World Index is a free float-adjusted market capitalization weighted index designed to measure the equity market performance of developed and emerging market country indices.  The index consists of 45 country indices, including 24 developed and 21 emerging market country indices.

■           The Russell 3000 Growth Index is an unmanaged index that measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization).

■           The S&P Mid-Cap 400 Index is an unmanaged capitalization-weighted index of 400 stocks designed to measure the performance of the mid-range sector of the U.S. stock market.

■           The Russell 2000 Index consists of the smallest 2,000 companies in the Russell 3000 Index (which represents approximately 98% of the investable U.S. equity market).

■           The Morgan Stanley Capital International EAFE Index (Gross) and the Morgan Stanley Capital International EAFE Index (Net) are free float-adjusted market capitalization indices that measure developed foreign market equity performance, excluding the U.S. and Canada.  The Morgan Stanley Capital International EAFE Index (Gross) is calculated on a total-return basis with maximum possible dividend reinvestment (before taxes).  The Morgan Stanley Capital International EAFE Index (Net) is calculated on a total-return basis with net dividends reinvested after deduction of foreign withholding taxes.  These indices are unmanaged and not available for direct investment.

SHAREHOLDER INFORMATION

How and when do the Funds price their shares?

The share price (which is called "net asset value" or "NAV" per share) for each Fund is calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) each day that the NYSE is open (“Business Day”).  Shares of each Fund will not be priced on the days on which the NYSE is closed for trading, such as on most national holidays and Good Friday.  In the event that the NYSE closes early, the share price will be determined as of the time of the closing.  To calculate the NAV, each Fund first values its assets, subtracts its liabilities and then divides the balance, called net assets, by the number of shares outstanding.  The prices or NAVs of Class A shares and Class B shares will generally differ because they have different expenses.

Each Fund, except for the Cash Management Fund, generally values its investments based upon their last reported sale prices, market quotations, or estimates of value provided by a pricing service as of the close of trading on the NYSE (collectively, “current market values”).  Debt obligations with maturities of 60 days or less are valued at amortized cost.

If current market values for investments are not readily available, are deemed to be unreliable, or do not appear to reflect significant events that have occurred prior to the close of trading on the NYSE, the investments may be valued at fair value prices as determined by the investment adviser of the Funds under procedures that have been approved by the Board of Trustees of the Funds.  The Funds may fair value a security due to, among other things, the fact that: (a) a pricing service does not offer a current market value for the security; (b) a current market value furnished by a pricing service is believed to be stale; (c) the security does not open for trading or stops trading and does not resume trading before the close of trading on the NYSE, pending some corporate announcement or development; or (d) the security is illiquid or trades infrequently and its market value is therefore slow to react to information.  In such cases, the Fund’s investment adviser will price the security based upon its estimate of the security’s market value using some or all of the following factors: the information that is available as of the close of trading on the NYSE, including issuer-specific news; general market movements; sector movements; or movements of similar securities.

Foreign securities are generally priced based upon their market values as of the close of foreign markets in which they principally trade (“closing foreign market prices”).  Foreign securities may be priced based upon fair value estimates (rather than closing foreign market prices) provided by a pricing service when price movements in the U.S. subsequent to the closing of foreign markets have exceeded a pre-determined threshold, when foreign markets are closed regardless of movements in the U.S. markets, or when a particular security is not trading at the close of the applicable foreign market.  The pricing service, its methodology or threshold may change from time to time.  Foreign securities may also be valued at fair value prices as determined by the investment adviser in the event that current market values or fair value estimates from a pricing service are not available.

In the event that a security, domestic or foreign, is priced using fair value pricing, a Fund’s value for that security is likely to be different than the security’s last reported market sale price or quotation.  Moreover, fair value pricing is based upon opinions or predictions on how events or information may affect market prices.  Thus, different investment advisers may, in good faith and using reasonable procedures, conclude that the same security has a different fair value.  Finally, the use of fair value pricing for one or more securities held by a Fund could cause a Fund’s net asset value to be materially different than if the Fund had employed market values in pricing its securities.

Because foreign markets may be open for trading on days that the U.S. markets are closed, the values of securities held by the Funds that trade in markets outside the United States may fluctuate on days that Funds are not open for business.

The Cash Management Fund values its assets using the amortized cost method which is intended to permit the Fund to maintain a stable $1.00 per share for each class of shares.  The NAV of the Cash Management Fund could nevertheless decline below $1.00 per share.

How do I open an account?

You can open an account through a representative of the Funds’ principal underwriter, First Investors Corporation, or  any other financial intermediary that is authorized to sell the Funds (collectively, your “Representative”).  It is generally our policy to only open accounts for U.S. citizens or resident aliens.  Your Representative will help you complete the necessary paperwork.  The minimum Fund account size is $1,000 for a non-retirement account and $500 for a Roth or Traditional IRA account.  The Funds offer lower initial minimum investment requirements for certain types of accounts and may waive the minimum account requirement if you maintain a systematic investment program.  The Funds offer a variety of different registration options, including individual, joint, and trust registrations.  The various types of registrations and additional information about sales charge waivers and discounts (discussed below) are described in the Funds’ Statement of Additional Information (“SAI”). The SAI is available free of charge by calling   1 (800) 423-4026, by visiting our website at www.firstinvestors.com or by visiting the SEC’s website at www.sec.gov.

If you are a new customer, to comply with the USA PATRIOT Act, the Funds are required to obtain certain information about you before we can open your account (including your name, residential street address, date of birth, social security or taxpayer identification number (“TIN”), and citizenship status).  In certain circumstances, the Funds may obtain and verify this information with respect to any person authorized to effect transactions in an account.  We must also attempt to verify your identity using this information.  If we are unable to verify your identity to our satisfaction within a maximum of 60 days of opening your account, we will restrict most types of investments in your account.  We reserve the right to liquidate your account at the current net asset value if we have not been able to verify your identity within 90 days of opening the account or if we have questions concerning the purpose of the account that have not been adequately explained.  We may, in our sole discretion, restrict or liquidate your account without waiting for the proscribed periods (as described above) if we believe that a more timely resolution is necessary or appropriate.  We are not responsible for any loss that may occur and we will not refund any sales charge or contingent deferred sales charge (“CDSC”) that you may incur as a result of our decision to liquidate an account.

What about accounts with multiple owners or representatives?

If you open an account that has more than one legal owner or legal representative, the Funds will accept oral or written instructions of any type without limitation from any one of the owners or representatives as long as the account has telephone privileges and a signature guarantee is not required to process the transaction.  For example, if you open a joint account, any one of the joint tenants may, acting alone and without the consent of the other joint tenants, give the Fund instructions, by telephone or in writing, to (a) redeem shares to the address of record for the account, (b) redeem shares to a pre-designated bank account that may not be owned by you, (c) exchange shares, (d) exchange shares into a joint money market fund account that has check-writing privileges that can be used by any one owner, and (e) change the address of record on the account.  The Funds (and their affiliates) have no liability for honoring the instructions of any one joint owner; they have no responsibility for questioning the propriety of instructions of any one joint owner; and they have no obligation to notify joint tenants of transactions in their account other than by sending a single confirmation statement to the address of record or by electronic delivery (if elected).  The principle of “notice to one is notice to all” applies.  Thus, to the extent permitted by law, we are legally considered to have fulfilled all of our obligations to all joint tenants if we fulfill them with respect to one of the joint tenants.  If you open or maintain a joint account, you consent to this policy.

Similarly, in the case of an account opened for a trust, a partnership, a corporation, or other entity, it is our policy to accept oral or written instructions from any of the persons designated as having authority over the account as long as the account has telephone privileges.  Thus, any one of the designated persons is authorized to provide us with instructions of any type without limitation, including instructions to redeem or transfer funds to other persons.  We have no responsibility for reviewing trusts, partnership agreements, articles of incorporation, by-laws or similar documents, whether provided to us or not, to determine if they contain any restrictions on the authority of any one authorized person to provide us with instructions or to control the account.  We may send confirmations, statements and other required information to any one of the authorized persons at the address of record for the account or by electronic delivery (if elected).  We have no obligation to question the purpose or propriety of any instruction of any authorized person or to let other authorized persons know about any transactions or changes that have been made to the account.  If you open or maintain an account for an entity, you consent to this policy.

If you do not want any one registered owner or representative on your account to have such flexibility and authority, you must instruct the Funds that you do not authorize them to accept instructions from less than all owners or representatives.  You should be aware that this could cause you to incur delays, potential market losses, and additional expenses.  You should also be aware that written instructions signed by all owners or representatives may be required to establish certain privileges and for any transaction that requires a signature guarantee under the Funds’ policies.  The Funds reserve the right to change their policies concerning accounts with multiple owners or representatives without prior notice.

How do I make subsequent transactions?

Shareholders may make additional purchases into accounts that have a broker-dealer of record.  Shareholders may request redemptions and exchanges into other Funds on any Business Day.  The following describes how you can make such subsequent transactions if your account is registered in your name with our transfer agent and your financial intermediary does not control your account.  If your shares are held in an omnibus account or your account is controlled by your financial intermediary, you must contact your Representative or financial intermediary for information concerning how to effect transactions since we can only accept instructions from your financial intermediary.

1.  Contact your Representative.

After you have opened your account, you can buy additional shares of your Fund or other Funds in our fund family, redeem shares, or exchange shares into our other Funds by contacting your Representative.  He or she will handle your transaction for you and tell you what paperwork, if any, is required.  Written signature guaranteed instructions and other paperwork may be required for certain types of transactions.  See our Signature Guarantee Policies and other requirements below.

2.  Contact the Funds directly through their transfer agent.

You can also buy (provided your account has a broker-dealer of record), sell, or exchange shares of our Funds by contacting the Funds directly through their transfer agent, Administrative Data Management Corp. (“ADM”), Raritan Plaza I, Edison, NJ 08837-3620 or by telephone at 1 (800) 423-4026.  You can generally request redemptions or exchanges either by telephone, if you have telephone privileges, or in writing.  Certain redemptions may not be transacted by telephone because they require a signature guarantee under our Signature Guarantee Policies, require account specific paperwork, or are not eligible for telephone redemption.  The Funds do not generally accept transaction instructions via e-mail, fax, or other electronic means.

To confirm that telephone instructions received from account owners are genuine, the Funds’ transfer agent records each telephone call, asks the caller for information to verify his or her identity and authority over the account (such as the account registration, account number, address of record, and last four digits of the owner’s social security number or the owner’s personal identification number), and sends a confirmation of each transaction to the address of record or by electronic delivery (if elected).  The Funds and their transfer agent are not liable for acting on telephone instructions as long as they reasonably believe such instructions to be genuine and the procedures that they use to verify the caller’s identity and authority are reasonable.

Telephone privileges are automatically granted to all new customers.  It is your responsibility to decline telephone privileges if you do not want them.  You may decline telephone privileges by notifying the Fund’s transfer agent that you do not want them.  This will not affect your ability to place telephone orders through your Representative.  However, declining telephone privileges will prevent you from effecting transactions directly through the Funds by telephone.  This may cause you to incur delays, potential market losses, and costs.  Additional information about telephone privileges is included in the Funds’ SAI.

3.  Signature Guarantee Policies and Other Requirements.

The Funds require written instructions signed by all owners with a signature guarantee from a financial institution that is a member of the Securities Transfer Agents Medallion Program for: all redemption requests over $100,000, except for redemptions made via draft check; redemption checks made payable to any person(s) other than the registered shareholder(s); redemption checks mailed to an address other than the address of record; and for redemptions to the address of record when the address of record has changed within thirty (30) days of the request (unless the written address change request was signed by all owners and signature guaranteed).  The Funds may also require signature guarantees to establish or amend certain account privileges or services and in certain other situations.  These are described in the Funds’ SAI.

For trusts, estates, attorneys-in-fact, corporations, partnerships, and other entities, additional documents are required to confirm legal authority over the account, unless they are already on file.  For example, the Funds require a Certificate of Authority to be on file before they will honor a request for a redemption for an account established for a partnership, corporation, or trust.  Similarly, the Funds require official records, such as death certificates and letters testamentary or court orders, before honoring redemptions of accounts registered to decedents or wards under guardianships or conservatorships.  If we are being asked to redeem a retirement account and transfer the proceeds to another financial institution, we may also require a

Letter of Acceptance from the successor custodian and for a 403(b) or 457 account, the signature of your employer or third-party administrator.  The Funds’ transfer agent may, in its discretion, waive certain requirements for redemptions.

Exchanges may only be made into the same class of shares of another First Investors Fund owned by the same customer that is available for sale to the customer.  There is no sales charge on an exchange.  However, since an exchange of Fund shares is a redemption and a purchase, it may create a gain or loss which is reportable for tax purposes.  Additional information regarding how to purchase, redeem and exchange shares of the Funds is included in the Funds’ SAI.  The Funds reserve the right to change their Signature Guarantee Policies and other policies without prior notice.

How are transactions processed?

If a purchase, redemption or exchange order is received in good order by the Fund’s transfer agent at its offices in Edison, NJ by the close of regular trading on the NYSE, it will be priced at that day's NAV plus any applicable sales charge for a purchase (“offering price”) or minus any applicable CDSCs for a redemption.  If you place your order with your Representative by the close of regular trading on the NYSE, your transaction will also be priced at that day's offering price provided that your order is received by our transfer agent in its Edison, NJ offices by our processing deadline.  Orders placed after the close of regular trading on the NYSE, or received in our Edison, NJ offices after our processing deadline, will be priced at the next Business Day's offering price.

Each Fund reserves the right to refuse any order to buy shares, without prior notice, if the Fund determines that doing so would be in the best interests of the Fund and its shareholders.  The Funds are not responsible for losses stemming from delays in executing transactions that are caused by instructions not being in good order.

Payment of redemption proceeds generally will be made within 7 days.  If you are redeeming shares which you recently purchased by check or electronic funds transfer, payment may be delayed to verify that your check or electronic funds transfer has cleared (which may take up to 15 days from the date of purchase).

The Funds may not suspend or reject a redemption request that is received in good order or delay payment for a redemption for more than 7 days (except as described above), except during unusual market conditions affecting the NYSE, in the case of an emergency which makes it impracticable for a Fund to dispose of or value securities it owns or as permitted by the SEC.  The Cash Management Fund may also suspend redemptions to facilitate orderly liquidation of the Fund as permitted by applicable law.

Each Fund reserves the right to make in-kind redemptions.  This means that it could respond to a redemption request by distributing shares of the Fund's underlying investments rather than distributing cash.  To the extent a Fund redeems its shares in-kind, the redeeming shareholder assumes any risk of the market price of such securities fluctuating.  In addition, the shareholder will bear any brokerage and related costs incurred in disposing of or selling the portfolio securities received from the Fund.  For additional information about in-kind redemptions, please refer to the Funds’ SAI.

What are the sales charges?

Each Fund has two classes of shares, Class A and Class B.  While each class invests in the same portfolio of securities, the classes have separate sales charge and expense structures.  Because of the different expense structures, each class of shares generally will have different NAVs and dividends.

The Class A shares of each Fund, except for the Cash Management Fund, are sold at the public offering price, which includes a front-end sales charge.  The sales charge declines with the size of your purchase, as illustrated in the Class A shares chart below.  Class A shares sold without a sales charge may in some circumstances be subject to a contingent deferred sales charge (“CDSC”), as described below.  Cash Management Fund’s Class A shares are sold at NAV without any initial or deferred sales charge.

Class A Shares
Your investment	Sales Charge as a percentage of offering price*	Sales Charge as a percentage of net amount invested*
Less than $100,000	5.75%	6.10%
$100,000-$249,999	4.50	4.71
$250,000-$499,999	3.50	3.63
$500,000-$999,999	2.50	2.56
$1,000,000 or more	0**	0**
*Due to rounding of numbers in calculating a sales charge, you may pay more or less than what is shown above.
** If you invest $1,000,000 or more, you will not pay a front-end sales charge.  However, if you make such an investment and then sell your shares within 24 months of purchase, you will pay a CDSC of 1.00% except in certain circumstances.  As described further in this prospectus, any applicable CDSCs may be waived under certain circumstances.

By contrast, Class B shares of each of the Funds, except for the Cash Management Fund, are sold at net asset value without any initial sales charge.  However, you generally pay a CDSC when you sell your shares.  The CDSC declines the longer you hold your shares, as illustrated in the Class B shares chart below.  Class B shares convert to Class A shares after eight years.

Class B shares of the Cash Management Fund are not available for direct investment.  They may be acquired through cross reinvestment of dividends and capital gains of a First Investors Fund or an exchange from the Class B shares of another First Investors Fund or when reinvesting proceeds from the redemption of Class B shares made within the previous ninety (90) days.  While an exchange will be processed at the relative NAVs of the shares involved, any CDSC on the shares being exchanged will carry over to the new shares.

Class B Shares*
Year of Redemption	CDSC as a percentage of Purchase Price or NAV at Redemption
Within the 1st or 2nd year	4%
Within the 3rd or 4th year	3
In the 5th year	2
In the 6th year	1
Within the 7th year and 8th year	0
* There is no CDSC on Class B shares that are acquired through reinvestment of dividends or distributions.  The CDSC is imposed on the lower of the original purchase price or the net asset value of the shares being sold.  For purposes of determining the CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month at the average cost of all purchases made during that month.  To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that carry no CDSC.  If there is an insufficient number of these shares to meet your request in full, we will then sell those shares that have the lowest CDSC.  As described further in this prospectus, any applicable CDSCs may also be waived under certain circumstances.

The principal advantages of Class A shares are the lower annual operating expenses, the availability of quantity discounts on sales charges for volume purchases and certain account privileges that are available only on Class A shares.  The principal advantages of Class B shares are that all of your money is invested from the outset and that the CDSC may be waived under certain circumstances.

Because of the annual operating expenses and available volume discounts on Class A shares, we recommend Class A shares (rather than Class B shares) for purchases of $100,000 or more in the aggregate (based upon your holdings in all of our Funds).  The Funds will not accept a purchase order for Class B shares of $100,000 or more for a single Fund account unless they are contacted before the order is placed and agree to accept it.  If you fail to tell the Funds what class of shares you want, they will purchase Class A shares for you.

As a matter of policy, FIC does not permit its representatives to recommend Class B shares of any funds, including the First Investors Funds.  If your account is held by a broker-dealer other than FIC, your broker-dealer may also have policies with respect to Class B shares that are more restrictive than those of our Funds.  For more information concerning FIC’s policies with respect to Class B Shares, please refer to the Funds’ SAI under the section “Potential Conflicts Of Interests In Distribution Arrangements” or visit First Investors website at: www.firstinvestors.com.  You should also be aware that we are not able to monitor purchases that are made through an omnibus account with another broker-dealer.  In such case, it is the responsibility of the broker-dealer to observe our $100,000 limit.  Your broker-dealer is also responsible for ensuring that you receive any applicable sales charge waivers or discounts that are described in this prospectus.

Except for the Cash Management Fund, each Fund has adopted plans pursuant to Rule 12b-1 for its Class A and Class B shares.  The Cash Management Fund has adopted only one plan, which is for its Class B shares.  Each plan allows the Fund to pay fees for the distribution related activities and the ongoing maintenance and servicing of shareholder accounts.  The plans provide for payments at annual rates (based on average daily net assets) of up to 0.30% on Class A shares and 1.00% on Class B shares.  No more than 0.25% of each Fund’s average daily net assets may be paid under the plans as service fees and no more than 0.75% of each Fund’s average daily net assets may be paid under the Class B plans as asset-based sales charges.  Because these fees are paid out of a Fund's assets on an ongoing basis, the higher fees for Class B shares will increase the cost of your investment.  Rule 12b-1 fees may cost you more over time than paying other types of sales charges.

Are sales charge discounts and waivers available?

A.  Rights of Accumulation and Letters or Statements of Intent.

You may qualify for a Class A share sales charge discount under our Rights of Accumulation (“ROA”) policy.  If you already own shares of First Investors Funds, you are entitled to add the current values of those shares (measured by the current offering price) to your purchase in computing your sales charge.  Thus, for example, if you already own shares of First Investors Funds on which you have paid sales charges and those shares are worth $100,000 based on the current offering price, your current purchase of $10,000 is entitled to the $100,000 sales charge discount.  Class A shares of our Cash Management Fund are not counted for ROA purposes if they were purchased directly without a sales charge.

In computing your sales charge discount level, you are also entitled to credit for the current values of First Investors Fund shares held in the accounts of other shareholders whose accounts are registered under your address of record (i.e., your mailing address on your account) and are serviced by your broker-dealer firm (“Eligible Accounts”).  For example, you are entitled to combine the current values of all First Investors Fund shares (measured by the current offering price) owned by you, your spouse, your children, and any other individuals as long as you all share the same address of record and are serviced by the same broker-dealer firm.

You can also qualify for a sales charge discount by establishing a non-binding letter or statement of intent (“LOI”) to purchase a specific dollar amount of shares within 13 months.  For example, your current purchase of $10,000 will be processed at the $100,000 sales charge discount level if you establish an LOI for $100,000.

You can include in your LOI accounts owned jointly by you and your spouse, accounts owned individually by either you or your spouse and accounts that you or your spouse control as custodian or as a responsible individual for your children and trust accounts for which only you and/or your spouse serve as trustee, as long as all accounts share the same address of record and are serviced by the same broker-dealer.  For purposes of our LOI policies, spouse is broadly defined to include common law and life partners.  Furthermore, an LOI covers both existing accounts and those that are subsequently opened by a designated person during the LOI period.  You must use our LOI Agreement Form (or other documentation acceptable to the First Investors Funds) to designate any additional person(s) you wish to cover at the time you enter into the LOI and the amount of your LOI.  Once an LOI is established, it cannot be amended to add persons who were not specified initially nor can an LOI be “back dated” to cover prior purchases.

In addition, accounts of homeowners’ associations that are managed by certain management companies, where the management company has entered into an agreement to establish an LOI, the accounts have the management company’s address as their address of record and the accounts are serviced by the same broker-dealer, may also qualify for a sales charge discount under our ROA and LOI policies.  You must use our LOI Agreement Form (or other documentation acceptable to the First Investors Funds) to designate any additional entity(ies) you wish to cover at the time you enter into the LOI and the amount of your LOI.

To ensure that you receive the proper sales charge discount, you must advise your broker-dealer of all Eligible Accounts that can be aggregated with your own accounts for ROA purposes as well as your desire to enter into an LOI (if applicable).  In addition, the Fund or your broker-dealer may also ask you to provide account records, statements or other information related to all Eligible Accounts.  You should be aware that we are not able to monitor purchases that are made through an omnibus account with another broker-dealer.  In such circumstances, that broker-dealer is responsible for processing your order at the correct discount level and for offering you the opportunity to enter into an LOI.

You are not legally required to complete the LOI.  However, if you fail to do so, your share balance will be reduced to reflect the appropriate sales charge without the LOI.  Once an LOI is established, a change of legal ownership of the account to someone else in the LOI group or a change of address will not affect the LOI. However, a change of broker-dealer or a full or partial transfer of ownership of a covered account to someone outside the LOI group will terminate the LOI.  If two or more customers are covered by an LOI and one customer changes the broker-dealer on his or her account or transfers a covered account to someone outside of the LOI group before the LOI is complete, the LOI will be terminated on all customers’ accounts and the sales charges on all purchases made under the LOI will be adjusted.

By purchasing under an LOI, you agree to the following:

■           You authorize First Investors to reserve 5% of the shares held under an LOI in escrowed shares until the LOI is completed or is terminated;

■           You authorize First Investors to sell any or all of the escrowed shares to satisfy any additional sales charges owed if the LOI is not fulfilled or is terminated; and

■           Although you may exchange all your shares among the Funds, you may not sell the reserve shares held in escrow until you fulfill the LOI or pay the higher sales charge.

Purchases made without a sales charge in Class A shares of the Cash Management Fund or pursuant to any of the sales charge waiver provisions set forth below do not count toward the completion of an LOI.  For example, if you make a redemption before your LOI is completed and reinvest that amount without paying a sales charge pursuant to our ninety (90) day reinstatement privilege, the amount reinvested will not count towards completion of your LOI.  Similarly, any shares that you purchase without paying a sales charge under our free exchange privilege will not count towards completion of your LOI.

We reserve the right to prospectively revise our ROA and LOI policies at any time, subject to providing any required disclosure to shareholders; any such change will not adversely affect shareholders who have established an LOI prior to the change.  Additional information about our ROA and LOI policies is included in the Funds’ SAI.

B. Sales Charge Waivers and Discounts.

Class A Shares May be Purchased Without a Sales Charge:

1. By a current registered representative, employee, officer, director, or trustee of the Funds, First Investors Corp. (“FIC”), or their affiliates (“Associate”), the spouse, life partner, children and grandchildren of such Associate provided that they reside at the same address and they maintain their FIC customer account (“Eligible Relatives”), and any other person who maintains an account that has been coded as an associate account since January 30, 2004.  The accounts of such persons are referred to as “Associate Accounts.”

2.  By a former Associate or former or current Eligible Relative thereof provided that such person (a) already owns an Associate Account, or (b) is rolling over the proceeds from a First Investors 401(k) or First Investors Profit Sharing Plan account into a Fund account.

3.  By an employee of a subadviser of a Fund.

4.  By an employee of The Independent Order of Foresters.

5.  When Class A share dividends and distributions are automatically reinvested in Class A shares of the same or a different Fund account within the same customer account.

6.  When Class A shares are free-exchanged into Class A shares of a different Fund account within the same customer account.

7.  When Class A share systematic withdrawal plan payments from one Fund account, other than the Cash Management Fund, are automatically invested into shares of another Fund account in the same class of shares for the same customer account.  Class A shares of the Cash Management Fund account may be automatically invested into shares of another Fund account in the same class of shares for the same customer account at NAV if the customer is eligible for the free exchange privilege.

8.  When loans are repaid, unless the loan was made by redeeming Cash Management Fund shares that were directly purchased.

9.  When a qualified group retirement plan (e.g., 401(k), money purchase pension, or profit sharing plan) is reinvesting redemption proceeds back into the same plan from another Fund on which a sales charge or CDSC was paid.*

10.  By a qualified group retirement plan with 100 or more eligible employees at the time the account is opened.*

11.  By a qualified group retirement plan with $1,000,000 or more in assets in the Funds.*

12.  In amounts of $1 million or more.*

13. By individuals under a LOI or ROA of $1 million or more.*

14.  When a customer who is at least age 70½ authorizes a distribution from a retirement account and at the same time directs the proceeds to be invested into an account the customer owns individually or jointly provided both accounts have the same broker-dealer and address of record.  This waiver applies to Class A money market shares only to the extent that a sales charge had been paid.

15. When a customer requests the removal of an overcontribution made to a retirement account and directs the proceeds to be invested into an account the customer owns individually or jointly provided both accounts have the same broker-dealer and address of record.  This waiver applies to Class A money market shares only to the extent that a sales charge had been paid.

16. When you are reinvesting into a Fund, within the same customer account, proceeds of a redemption made within the prior ninety (90) days, from Class A shares of a Fund, on which you paid a front end sales charge.  This will reduce your reinstatement privilege to the extent that it results in a waiver of sales charge.  You must notify us in writing that you are eligible for the reinstatement privilege.

 Furthermore, if you are opening or reactivating an account, your investment must meet the Fund’s minimum investment policy.

* For items 9 through 13 above, a CDSC will be deducted from shares that are redeemed within 24 months of purchase, unless such shares are exchanged into another Fund.  If shares are exchanged into another Fund, the CDSC and the holding period used to calculate it will carry over to the new Fund with one exception.  If the exchange is into Class A shares of the Cash Management Fund, the holding period used to calculate the CDSC will be tolled on such shares as long as they remain in the Cash Management Fund, the holding period will resume if the shares are exchanged back into a load Fund, and the CDSC will be imposed if the shares are redeemed from the Cash Management Fund.  In order to ensure that the holding period and CDSC are properly computed on shares that are exchanged into the Cash Management Fund, we will create a separate account to hold such exchanged shares.  This account will not be entitled to draft check or expedited redemption privileges.

In addition, a group retirement plan with 99 or fewer eligible employees at the time the account is opened and less than $1,000,000 in assets in the Funds may purchase Class A shares at a sales charge of 3% (as expressed as a percentage of the offering price).

Sales charge waivers and discounts are also available for participants in certain other retirement programs and other categories of investors.

Any applicable CDSC on Class A and Class B shares is waived for (or does not apply to):

1. Appreciation on redeemed shares above their original purchase price and shares acquired through dividend or capital gains distributions.

2.  Redemptions of shares following the death or disability (as defined in Section 72(m)(7) of the Internal Revenue Code) of an account owner (or in the case of joint accounts, the death of the last surviving joint owner), provided that in the case of disability the shares must have been purchased prior to the disability and the redemptions must be made within one (1) year of the disability.  Proof of death or disability is required.

3. Distributions from employee benefit plans due to plan termination.

4. Redemptions to remove an excess contribution from an IRA or qualified retirement plan.

5. Annual redemptions of up to 8% of your account’s value redeemed by a Systematic Withdrawal Plan.  Free shares not subject to a CDSC will be redeemed first and will count towards the 8% limit.

6. Redemptions by the Fund when the account falls below the minimum account balance.

7. Redemptions to pay account fees.

8. Required minimum distributions upon reaching age 70½ provided you notify us about the required minimum distribution and you have held the shares for at least three (3) years.  Free shares not subject to a CDSC will be redeemed first.

9. When a customer who is at least age 70½ authorizes a distribution from a retirement account and at the same time directs the proceeds to be invested into an account the customer owns individually or jointly provided both accounts have the same broker-dealer and address of record.*

10. When a customer requests the removal of an over contribution made to a retirement account and directs the proceeds to be invested into an account the customer owns individually or jointly provided both accounts have the same broker-dealer and address of record.*

11.  If you reinvest into the same class of a load Fund within the same customer account with proceeds from a redemption within the prior ninety (90) days of Class A or B shares on which you paid a CDSC and you notify us in writing of your desire to reinvest the amount, you will be credited, in additional shares, for any CDSC that you paid.  If you are reinvesting only a portion of your redemption, you only will be credited with a pro-rated percentage of any CDSC that you paid.  If you are opening or reactivating an account, your investment must meet the Fund’s minimum investment policy.

*For items 9 and 10, the CDSC will carry over to the new account.  The holding period used to calculate the CDSC will also carry over to the new account.

The foregoing front end sales charge and CDSC waiver privileges on Class A and Class B shares do not apply to:

■           Reinvestments of systematic withdrawal amounts;

■           Automated payments such as Money Line and API;

■           Salary reduction/Employer contributions sent directly to First Investors for investment into Traditional or Roth 403(b)(7), 457(b), SEP-IRA, SIMPLE IRA or SARSEP-IRA accounts;

■           Investments made through your representative or broker-dealer over the phone if the amount of the investment that is eligible for the free exchange is less than $100; or

■           Accounts that are liquidated due to a shareholder’s failure to verify his or her identity in opening the account or if we have questions concerning the purpose of the account that have not been adequately explained.

For additional information about sales charge waivers and discounts, please refer to  the Funds’ SAI.

What are the Funds’ policies on frequent trading in the shares of the Funds?

With the exception of the Cash Management Fund, each Fund is designed for long-term investment purposes and it is not intended to provide a vehicle for frequent trading.  The Board of Trustees of the Funds has adopted policies and procedures to detect and prevent frequent trading in the shares of each of the Funds, other than the Cash Management Fund.  These policies and procedures apply uniformly to all accounts.  However, the ability of the Funds to detect and prevent frequent trading in certain accounts, such as omnibus accounts, is limited.

It is the policy of each Fund to decline to accept any new account that the Fund has reason to believe will be used for market timing purposes, based upon the amount invested, the Fund or Funds involved, and the background of the shareholder or broker-dealer involved.  Alternatively, a Fund may allow such an account to be opened if it is provided with written assurances that the account will not be used for market timing.

It is the policy of the Funds to monitor activity in existing accounts to detect market-timing activity.  The criteria used for monitoring differ depending upon the type of account involved.  It is the policy of the Funds to reject, without any prior notice, any purchase or exchange transaction if the Funds believe that the transaction is part of a market timing strategy.  The Funds also reserve the right to reject exchanges that in the Funds’ view are excessive, even if the activity does not constitute market timing.

If the Funds reject an exchange because it is believed to be part of a market timing strategy or otherwise, neither the redemption nor the purchase side of the exchange will be processed.  Alternatively, the Funds may restrict exchange activity that is believed to be part of a market timing strategy or refuse to accept exchange requests via telephone, or any other electronic means.

In the case of all the Funds, to the extent that the policies of the Funds are not successful in detecting and preventing frequent trading in the shares of the Funds, frequent trading may: (a) interfere with the efficient management of the Funds by, among other things, causing the Funds to hold extra cash or to sell securities to meet redemptions; (b) increase portfolio turnover, brokerage expenses, and administrative costs; and (c) harm the performance of the Funds, particularly for long-term shareholders who do not engage in frequent trading.

In the case of the Funds that invest in high yield bonds, the risk of frequent trading includes the risk that investors may attempt to take advantage of the fact that high yield bonds generally trade infrequently and therefore their prices are slow to react to information.  To the extent that these policies are not successful in preventing a shareholder from engaging in market timing, it may cause dilution in the value of the shares held by other shareholders.

In the case of the Funds that invest in stocks of small-size and/or mid-size companies, the risk of frequent trading includes the risk that investors may attempt to take advantage of the fact that stocks of small-size and/or mid-size companies may trade infrequently and thus their prices may be slow to react to information.  To the extent that these policies are not successful in preventing a shareholder from engaging in market timing, it may cause dilution in the value of the shares held by other shareholders.

In the case of the Funds that invest in foreign securities, the risks of frequent trading include the risk of time zone arbitrage.  Time zone arbitrage occurs when shareholders attempt to take advantage of the fact that the valuation of foreign securities held by a Fund may not reflect information or events that have occurred after the close of the foreign markets on which such securities principally trade but before the close of the NYSE.  To the extent that these policies are not successful in preventing a shareholder from engaging in time zone arbitrage, it may cause dilution in the value of the shares held by other shareholders.

What about dividends and capital gain distributions?

To the extent that they have net investment income:

■           The Cash Management Fund,  Government Fund, Investment Grade Fund and Fund For Income will declare daily, and pay monthly, dividends from such net investment income;

■           The Total Return Fund, Value Fund and Growth & Income Fund will declare and pay a dividend from such net investment income on a quarterly basis; and

■           The Global Fund, Select Growth Fund, Opportunity Fund, Special Situations Fund and International Fund will declare and pay a dividend from such net investment income on an annual basis.

Each Fund will distribute any net realized capital gains on an annual basis, usually after the end of each Fund's fiscal year.  Each Fund may also make an additional distribution in any year, if necessary, to avoid a Federal excise tax on certain undistributed net income and capital gains.  The Cash Management Fund does not expect to realize any long-term capital gains.

Dividends and other distributions declared on both classes of each Fund's shares are calculated at the same time and in the same manner.  Dividends on Class B shares of each Fund are expected to be lower than those for its Class A shares because of the higher distribution fees borne by the Class B shares.  Dividends on each class also might be affected differently by the allocation of other class-specific expenses.

You may choose to reinvest all dividends and other distributions at NAV in additional shares of the same class of the distributing Fund or certain other First Investors Funds or receive all dividends and other distributions in cash.  If you do not select an option when you open your account, all dividends and other distributions will be reinvested in additional shares of the distributing Fund.  If you do not cash a dividend or distribution check, you will not receive interest on the amount of the check while it remains outstanding.  If a Fund is unable to obtain a current address for you, it will reinvest your future dividends and other distributions in additional Fund shares in accordance with our “Returned Mail” policy, as described in the Funds’ SAI.  No interest will be paid to you while a distribution remains uninvested.

A dividend or other distributions declared on a class of shares will be paid in additional shares of the distributing class if it is under $10 or if a Fund has received notice that all account owners are deceased (until written alternate payment instructions and other necessary documents are provided by your legal representative).

What about taxes?

Any dividends or capital gain distributions paid by a Fund are taxable to you unless you hold your shares in an IRA, 403(b) account, 401(k) account or other tax-deferred account.  Dividends and distributions of net short-term capital gains (if any) are generally taxable to you as ordinary income.  If you are an individual and meet certain holding period requirements with respect to your Fund shares, you may be eligible for reduced federal income tax rates on “qualified dividend income” distributed by a Fund.  Distributions of net long-term capital gains (if any) are generally taxed to you as long-term capital gains, regardless of how long you owned your Fund shares.  You are taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.

Your sale or exchange of Fund shares will be considered a taxable event for you.  Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction.  You are responsible for any tax liabilities generated by your transactions.  If the Cash Management Fund maintains a stable share price of $1.00, your sale or exchange of these Fund shares will not result in recognition of any taxable gain or loss.

Effective January 1, 2012, cost basis information for the sale of certain shares will be reported directly to the IRS on Form 1099-B.  You may direct us to sell specific shares for tax reporting purposes; in such case, we will follow your directions.  You may want to consult with your tax advisor about taxes before instructing us to redeem shares.  Additional information regarding cost basis reporting, including the Funds’ default method, can be found in the Funds’ SAI.

What if my account falls below the minimum account requirement?

If your account falls below the minimum account balance for any reason other than market fluctuation, each Fund reserves the right to redeem your account without your consent or to impose an annual low balance account fee of $25.  Each Fund may also redeem your account or impose a low balance account fee if you have established your account under a systematic investment program and discontinue the program before you meet the minimum account balance.  The Funds will give you sixty (60) days notice before taking such action.  You may avoid redemption or imposition of a fee by purchasing additional Fund shares, if permitted by law, during this sixty (60) day period to bring your account balance to the required minimum.  If you own Class B shares, you will not be charged a CDSC on a low balance redemption.

Householding policy

It is the policy of each Fund described in this prospectus to mail only one copy of a Fund’s prospectus, annual report, semi-annual report and proxy statements to all shareholders who share the same address and share the same last name and have invested in a Fund covered by the same document.  You are deemed to consent to this policy unless you specifically revoke this policy and request that separate copies of such documents be mailed to you.  In such case, you will begin to receive your own copies within 30 days after our receipt of the revocation.  It is the policy of the Funds to mail confirmations and account statements separately to each shareholder who shares the same address.  The Funds will, however, mail quarterly statements for different shareholders who share the same address in one envelope if each shareholder consents to this procedure.  We are not responsible for any losses that result from your use of this procedure.  You may request that separate copies of these disclosure documents be mailed to you by writing to us at:  Administrative Data Management Corp., Raritan Plaza I, Edison, NJ 08837-3620 or calling us at: 1 (800) 423-4026.

Other account privileges and policies

The Funds offer a full range of special privileges, including systematic investments, automatic payroll investments, systematic redemptions, electronic fund transfers, expedited redemptions, draft check writing, a variety of retirement account options, and transfer on death (“TOD”) registration.   These privileges are described in the Funds’ SAI.  There is an annual custodial fee of $15 for each First Investors Fund IRA, SIMPLE-IRA, SEP-IRA, SARSEP-IRA, MPP/PSP, 403(b), 457(b) and ESA custodial account that you maintain, irrespective of the number of Funds that are held in the account.  The Funds currently pay this fee.  To the extent the Funds pay these fees, the fees are reflected in the overall expenses of the Funds.  Therefore, all shareholders of the Funds indirectly bear such fees.  If the custodial account holds more than one Fund, the fee is allocated equally among each of the Funds.  The Funds reserve the right to discontinue paying this fee at any time on forty-five (45) days written notice to account holders.  In such event, the fee will be charged to account holders.  The custodian also reserves the right to increase or modify the fee on prior written notice.  TOD accounts are administered in accordance with First Investors TOD Guidelines.  These guidelines are set forth in the Funds’ SAI, which is available for free upon request by calling  1 (800) 423-4026 and by visiting our website at www.firstinvestors.com.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the financial performance of each Fund for the years indicated.  The following tables set forth the per share data for each fiscal year ended September 30, except as otherwise indicated.  Certain information reflects financial results for a single Fund share.  The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and other distributions).  The information has been audited by Tait, Weller & Baker LLP, an independent registered public accounting firm, whose report, along with the Funds' financial statements, is included in the Funds’ SAI, which is available for free upon request and on our website at www.firstinvestors.com.

CASH MANAGEMENT FUN

CASH MANAGEMENT FUND

Per Share Data
	Net Asset Value at Beginning of Period	Income from Investment Operations			Less Distributions from
		Net Investment Income	Net Realized and Unrealized Gain on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions
CLASS A

2007	$1.00	$.045	—	$.045	$.045	—	$.045
2008	1.00	.027	—	.027	.027	—	.027
2009	1.00	.005	—	.005	.005	—	.005
2010	1.00	—	—	—	—	—	—
2011	1.00	—	—	—	—	—	—
CLASS B

2007	$1.00	$.037	—	$.037	$.037	—	$.037
2008	1.00	.019	—	.019	.019	—	.019
2009	1.00	.001	—	.001	.001	—	.001
2010	1.00	—	—	—	—	—	—
2011	1.00	—	—	—	—	—	—

*	Calculated without sales charges.
†	Net of expenses waived or assumed.
††	The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements.
a	The ratios include .04% of expenses due to the Fund’s participation in the U.S. Treasury’s Temporary Guarantee Program for Money Market Funds during the period.

	Total Return	Ratios/Supplemental Data
Net Asset Value at End of Year	Total Return* (%)	Net Assets at End of Year (in millions)	Ratio to Average Net Assets†			Ratio to Average Net Assets Before Expenses Waived or Assumed		Portfolio Turnover Rate (%)
			Net Expenses After Fee Credits (%)	Net Expenses Before Fee Credits†† (%)	Net Investment Income (%)
						Expenses (%)	Net Investment Income (Loss) (%)
CLASS A

$1.00	4.59	$218.80		.81	4.51	.93	4.38	—
1.00	2.69	234.80		.80	2.63	.92	2.51	—
1.00	.54	172	.71 a	.71 a	.58 a	1.03	.26	—
1.00	0.00	134.30		.30	.00	1.08	(.78)	—
1.00	0.00	148.17		.17	.00	1.06	(.89)	—
CLASS B

$1.00	3.81	$2	1.55	1.56	3.76	1.68	3.63	—
1.00	1.92	4	1.55	1.55	1.88	1.67	1.76	—
1.00	.14	3	1.13	1.13	.16	1.78	(.49)	—
1.00	0.00	2.30		.30	.00	1.83	(1.53)	—
1.00	0.00	2.17		.17	.00	1.81	(1.64)	—

GOVERNMENT FUND

Per Share Data
	Net Asset Value at Beginning of Period	Income from Investment Operations			Less Distributions from
		Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions
CLASS A

2007	$10.71	$.49	$(.06)	$.43	$.50	—	$.50
2008	10.64	.49	.11	.60	.48	—	.48
2009	10.76	.47	.44	.91	.47	—	.47
2010	11.20	.43	.16	.59	.43	—	.43
2011	11.36	.36	.28	.64	.41	—	.41
CLASS B

2007	$10.71	$.41	$(.06)	$.35	$.42	—	$.42
2008	10.64	.41	.12	.53	.41	—	.41
2009	10.76	.39	.43	.82	.39	—	.39
2010	11.19	.35	.17	.52	.36	—	.36
2011	11.35	.26	.29	.55	.33	—	.33

*	Calculated without sales charges.
†	Net of expenses waived or assumed.
††	The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements.

	Total Return	Ratios/Supplemental Data
Net Asset Value at End of Year	Total Return* (%)	Net Assets at End of Year (in millions)	Ratio to Average Net Assets†			Ratio to Average Net Assets Before Expenses Waived or Assumed		Portfolio Turnover Rate (%)
			Net Expenses After Fee Credits (%)	Net Expenses Before Fee Credits†† (%)	Net Investment Income (%)	Expenses (%)	Net Investment Income (%)
CLASS A

$10.64	4.07	$199	1.10	1.11	4.62	1.24	4.48	23
10.76	5.73	228	1.10	1.10	4.29	1.24	4.15	37
11.20	8.59	287	1.10	1.10	4.03	1.26	3.87	43
11.36	5.39	326	1.13	1.13	3.44	1.24	3.33	42
11.59	5.73	347	1.12	1.12	3.12	1.23	3.01	35
CLASS B

$10.64	3.33	$12	1.82	1.83	3.90	1.96	3.76	23
10.76	4.99	12	1.80	1.80	3.59	1.94	3.45	37
11.19	7.75	13	1.80	1.80	3.33	1.96	3.17	43
11.35	4.70	11	1.83	1.83	2.74	1.94	2.63	42
11.57	4.94	7	1.82	1.82	2.42	1.93	2.31	35

INVESTMENT GRADE FUND

Per Share Data
	Net Asset Value at Beginning of Period	Income from Investment Operations			Less Distributions from
		Net Investment Income	Net Realized and Unrealized Gain (Loss) on investments	Total from Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions
CLASS A

2007	$9.52	$.45	$(.09)	$.36	$.46	—	$.46
2008	9.42	.48	(1.20)	(.72)	.47	—	.47
2009	8.23	.49	.85	1.34	.47	—	.47
2010	9.10	.44	.72	1.16	.45	—	.45
2011	9.81	.40	(.16)	.24	.43	—	.43
CLASS B

2007	$9.51	$.35	$(.05)	$.30	$.40	—	$.40
2008	9.41	.42	(1.21)	(.79)	.40	—	.40
2009	8.22	.44	.85	1.29	.40	—	.40
2010	9.11	.39	.70	1.09	.39	—	.39
2011	9.81	.33	(.16)	.17	.36	—	.36

*	Calculated without sales charges.
†	Net of expenses waived or assumed.
††	The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements.

	Total Return	Ratios/Supplemental Data
Net Asset Value at End of Year	Total Return* (%)	Net Assets at End of Year (in millions)	Ratio to Average Net Assets†			Ratio to Average Net Assets Before Expenses Waived or Assumed		Portfolio Turnover Rate (%)
			Net Expenses After Fee Credits (%)	Net Expenses Before Fee Credits†† (%)	Net Investment Income (%)	Expenses (%)	Net Investment Income (%)
CLASS A

$9.42	3.91	$271	1.10	1.11	4.58	1.22	4.46	50
8.23	(8.12)	268	1.10	1.10	4.80	1.23	4.67	127
9.10	17.06	325	1.10	1.10	5.29	1.27	5.12	79
9.81	13.09	405	1.12	1.12	4.75	1.23	4.64	56
9.62	2.48	437	1.11	1.11	3.94	1.22	3.83	34
CLASS B

$9.41	3.17	$22	1.82	1.83	3.86	1.94	3.74	50
8.22	(8.78)	17	1.80	1.80	4.10	1.93	3.97	127
9.11	16.35	16	1.80	1.80	4.59	1.97	4.42	79
9.81	12.20	14	1.82	1.82	4.05	1.93	3.94	56
9.62	1.81	10	1.81	1.81	3.24	1.92	3.13	34

FUND FOR INCOME

Per Share Data
	Net Asset Value at Beginning of Period	Income from Investment Operations			Less Distributions from
		Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions
CLASS A

2007	$3.01	$.21	$(.02)	$.19	$.21	—	$.21
2008	2.99	.21	(.54)	(.33)	.21	—	.21
2009	2.45	.20	(.13)	.07	.20	—	.20
2010	2.32	.17	.18	.35	.18	—	.18
2011	2.49	.17	(.14)	.03	.17	—	.17
CLASS B

2007	$3.00	$.19	$(.01)	$.18	$.19	—	$.19
2008	2.99	.19	(.54)	(.35)	.19	—	.19
2009	2.45	.19	(.13)	.06	.18	—	.18
2010	2.33	.16	.16	.32	.16	—	.16
2011	2.49	.15	(.13)	.02	.16	—	.16

*	Calculated without sales charges.
†	Net of expenses waived or assumed.
††	The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements.

	Total Return	Ratios/Supplemental Data
Net Asset Value at End of Year	Total Return* (%)	Net Assets at End of Year (in millions)	Ratio to Average Net Assets†			Ratio to Average Net Assets Before Expenses Waived or Assumed		Portfolio Turnover Rate (%)
			Net Expenses After Fee Credits (%)	Net Expenses Before Fee Credits†† (%)	Net Investment Income (%)	Expenses (%)	Net Investment Income (%)
CLASS A

$2.99	6.38	$563	1.28	1.29	7.00	N/A	N/A	34
2.45	(11.58)	460	1.29	1.29	7.40	1.30	7.39	17
2.32	4.28	438	1.38	1.38	9.10	1.42	9.06	73
2.49	15.68	505	1.29	1.29	7.32	1.33	7.28	78
2.35	1.00	505	1.27	1.27	6.43	1.30	6.40	75
CLASS B

$2.99	5.99	$25	1.98	1.99	6.30	N/A	N/A	34
2.45	(12.25)	15	1.99	1.99	6.70	2.00	6.69	17
2.33	3.75	12	2.08	2.08	8.40	2.12	8.36	73
2.49	14.43	11	1.99	1.99	6.62	2.03	6.58	78
2.35	.38	8	1.97	1.97	5.75	2.00	5.72	75

TOTAL RETURN FUND

Per Share Data
	Net Asset Value at Beginning of Period	Income from Investment Operations			Less Distributions from
		Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions
CLASS A

2007	$14.57	$.29	$1.40	$1.69	$.30	$.10	$.40
2008	15.86	.36	(2.31)	(1.95)	.37	.30	.67
2009	13.24	.30	.03	.33	.32	—	.32
2010	13.25	.28	.95	1.23	.29	—	.29
2011	14.19	.31	(.06)	.25	.34	—	.34
CLASS B

2007	$14.36	$.14	$1.42	$1.56	$.19	$.10	$.29
2008	15.63	.26	(2.29)	(2.03)	.27	.30	.57
2009	13.03	.21	.03	.24	.23	—	.23
2010	13.04	.18	.94	1.12	.20	—	.20
2011	13.96	.19	(.04)	.15	.23	—	.23

*	Calculated without sales charges.
†	Net of expenses waived or assumed by the Adviser.
††	The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements.

	Total Return	Ratios/Supplemental Data
Net Asset Value at End of Year	Total Return* (%)	Net Assets at End of Year (in millions)	Ratio to Average Net Assets†			Ratio to Average Net Assets Before Expenses Waived or Assumed		Portfolio Turnover Rate (%)
			Net Expenses After Fee Credits (%)	Net Expenses Before Fee Credits†† (%)	Net Investment Income (%)	Expenses (%)	Net Investment Income (%)
CLASS A

$15.86	11.68	$355	1.32	1.33	2.05	N/A	N/A	40
13.24	(12.66)	304	1.34	1.34	2.32	N/A	N/A	59
13.25	2.77	316	1.43	1.43	2.35	N/A	N/A	53
14.19	9.38	361	1.37	1.37	2.02	N/A	N/A	40
14.10	1.65	385	1.33	1.33	1.97	N/A	N/A	36
CLASS B

$15.63	10.93	$34	2.02	2.03	1.35	N/A	N/A	40
13.03	(13.35)	25	2.04	2.04	1.62	N/A	N/A	59
13.04	2.10	21	2.13	2.13	1.65	N/A	N/A	53
13.96	8.62	17	2.07	2.07	1.32	N/A	N/A	40
13.88	1.01	13	2.03	2.03	1.30	N/A	N/A	36

VALUE FUND

Per Share Data
	Net Asset Value at Beginning of Period	Income from Investment Operations			Less Distributions from
		Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions
CLASS A

2007	$7.40	$.10	$.74	$.84	$.10	—	$.10
2008	8.14	.12	(1.49)	(1.37)	.12	—	.12
2009	6.65	.11	(.64)	(.53)	.11	—	.11
2010	6.01	.09	.49	.58	.09	—	.09
2011	6.50	.11	(.30)	(.19)	.11	—	.11
CLASS B

2007	$7.28	$.05	$.72	$.77	$.04	—	$.04
2008	8.01	.07	(1.46)	(1.39)	.07	—	.07
2009	6.55	.08	(.64)	(.56)	.07	—	.07
2010	5.92	.05	.48	.53	.05	—	.05
2011	6.40	.06	(.30)	(.24)	.06	—	.06

*	Calculated without sales charges.
†	Net of expenses waived or assumed by the Adviser.
††	The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements.

	Total Return	Ratios/Supplemental Data
Net Asset Value at End of Year	Total Return* (%)	Net Assets at End of Year (in millions)	Ratio to Average Net Assets†			Ratio to Average Net Assets Before Expenses Waived or Assumed		Portfolio Turnover Rate (%)
			Net Expenses After Fee Credits (%)	Net Expenses Before Fee Credits†† (%)	Net Investment Income (%)	Expenses (%)	Net Investment Income (%)
CLASS A

$8.14	11.36	$414	1.32	1.33	1.34	N/A	N/A	8
6.65	(16.91)	334	1.35	1.35	1.62	N/A	N/A	17
6.01	(7.81)	308	1.48	1.48	2.14	N/A	N/A	15
6.50	9.76	335	1.38	1.38	1.45	N/A	N/A	21
6.20	(3.12)	318	1.35	1.35	1.60	N/A	N/A	29
CLASS B

$8.01	10.64	$27	2.02	2.03	.64	N/A	N/A	8
6.55	(17.42)	17	2.05	2.05	.92	N/A	N/A	17
5.92	(8.43)	12	2.18	2.18	1.44	N/A	N/A	15
6.40	8.97	11	2.08	2.08	.75	N/A	N/A	21
6.10	(3.87)	8	2.05	2.05	.90	N/A	N/A	29

GROWTH & INCOME FUND

Per Share Data
	Net Asset Value at Beginning of Period	Income from Investment Operations			Less Distributions from
		Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions
CLASS A

2007	$14.72	$.08	$2.37	$2.45	$.07	$.24	$.31
2008	16.86	.14	(3.66)	(3.52)	.11	.23	.34
2009	13.00	.09	(1.02)	(0.93)	.14	.02	.16
2010	11.91	.09	.98	1.07	.07	—	.07
2011	12.91	.19	(.14)	.05	.18	—	.18
CLASS B

2007	$14.01	$(.13)	$2.35	$2.22	$ —	$.24	$.24
2008	15.99	.03	(3.47)	(3.44)	.02	.23	.25
2009	12.30	.01	(.97)	(.96)	.10	.02	.12
2010	11.22	(.03)	.95	.92	—	—	—
2011	12.14	.08	(.12)	(.04)	.09	—	.09

*	Calculated without sales charges.
†	Net of expenses waived or assumed by the Adviser.
††	The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements.

	Total Return	Ratios/Supplemental Data
Net Asset Value at End of Year	Total Return* (%)	Net Assets at End of Year (in millions)	Ratio to Average Net Assets†			Ratio to Average Net Assets Before Expenses Waived or Assumed		Portfolio Turnover Rate (%)
			Net Expenses After Fee Credits (%)	Net Expenses Before Fee Credits†† (%)	Net Investment Income (%)	Expenses (%)	Net Investment Income (%)
CLASS A

$16.86	16.78	$808	1.32	1.32	.54	N/A	N/A	23
13.00	(21.23)	623	1.35	1.35	.94	N/A	N/A	24
11.91	(6.93)	578	1.51	1.51	.90	N/A	N/A	26
12.91	9.01	626	1.39	1.39	.68	N/A	N/A	25
12.78	.25	626	1.34	1.34	1.33	N/A	N/A	24
CLASS B

$15.99	15.98	$67	2.02	2.02	(.16)	N/A	N/A	23
12.30	(21.82)	41	2.05	2.05	.24	N/A	N/A	24
11.22	(7.59)	30	2.21	2.21	.20	N/A	N/A	26
12.14	8.23	26	2.09	2.09	(.02)	N/A	N/A	25
12.01	(.44)	20	2.04	2.04	.66	N/A	N/A	24

GLOBAL FUND

Per Share Data
	Net Asset Value at Beginning of Period	Income from Investment Operations			Less Distributions from
		Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain	Distributions in Excess of Net Investment Income	Total Distributions
CLASS A

2007	$7.76	$—	$1.87	$1.87	$.05	$.76	$ —	$.81
2008	8.82	.03	(1.97)	(1.94)	.01	1.12	—	1.13
2009	5.75	.02	—	.02	.02	—	.02	.04
2010	5.73	—	.42	.42	.01	—	—	.01
2011	6.14	.01	(.61)	(.60)	—	—	—	—
CLASS B

2007	$7.14	$(.16)	$1.81	$1.65	$.05	$.76	$ —	$.81
2008	7.98	(.02)	(1.75)	(1.77)	—	1.12	—	1.12
2009	5.09	(.03)	—	(.03)	.01	—	.02	.03
2010	5.03	(.06)	.39	.33	—	—	—	—
2011	5.36	(.09)	(.46)	(.55)	—	—	—	—

*	Calculated without sales charges.
†	Net of expenses waived or assumed by the Adviser.
††	The ratios do not include a reduction of expenses from brokerage service arrangements.

	Total Return	Ratios/Supplemental Data
Net Asset Value at End of Year	Total Return* (%)	Net Assets at End of Year (in millions)	Ratio to Average Net Assets†			Ratio to Average Net Assets Before Expenses Waived or Assumed		Portfolio Turnover Rate (%)
			Net Expenses After Fee Credits (%)	Net Expenses Before Fee Credits†† (%)	Net Investment Income (%)	Expenses (%)	Net Investment Income (%)
CLASS A

$8.82	26.43	$323	1.70	1.70	(.07)	1.70	(.07)	134
5.75	(25.44)	249	1.70	1.70	.39	1.73	.36	133
5.73	.53	249	1.90	1.90	.38	1.93	.35	141
6.14	7.33	269	1.72	1.72	.04	1.75	.01	92
5.54	(9.77)	241	1.67	1.67	.18	1.70	.15	103
CLASS B

$7.98	25.57	$14	2.40	2.40	(.77)	2.40	(.77)	134
5.09	(25.91)	9	2.40	2.40	(.31)	2.43	(.34)	133
5.03	(.37)	7	2.60	2.60	(.32)	2.63	(.35)	141
5.36	6.56	7	2.42	2.42	(.66)	2.45	(.69)	92
4.81	(10.26)	5	2.37	2.37	(.55)	2.40	(.58)	103

SELECT GROWTH FUND*

Per Share Data
	Net Asset Value at Beginning of Period	Income from Investment Operations			Less Distributions from
		Net Investment Loss	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions
CLASS A

2007	$9.26	$(.04)	$1.75	$1.71	—	$.76	$.76
2008	10.21	(.04)	(2.06)	(2.10)	—	1.42	1.42
2009	6.69	(.02)	(1.34)	(1.36)	—	—	—
2010	5.33	(.03)	.49	.46	—	—	—
2011	5.79	(.02)	.54	.52	—	—	—
CLASS B

2007	$8.89	$(.11)	$1.68	$1.57	—	$.76	$.76
2008	9.70	(.09)	(1.94)	(2.03)	—	1.42	1.42
2009	6.25	(.06)	(1.25)	(1.31)	—	—	—
2010	4.94	(.07)	.46	.39	—	—	—
2011	5.33	(.07)	.51	.44	—	—	—

*	Prior to May 7, 2007, the Fund was known as the All-Cap Growth Fund.
**	Calculated without sales charges.
†	Net of expenses waived or assumed by the Adviser.
††	The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements.

	Total Return	Ratios/Supplemental Data
Net Asset Value at End of Year	Total Return* (%)	Net Assets at End of Year (in millions)	Ratio to Average Net Assets†			Ratio to Average Net Assets Before Expenses Waived or Assumed		Portfolio Turnover Rate (%)
			Net Expenses After Fee Credits (%)	Net Expenses Before Fee Credits†† (%)	Net Investment Income (%)	Expenses (%)	Net Investment Income (%)
CLASS A

$10.21	19.81	$243	1.47	1.47	(.46)	N/A	N/A	169
6.69	(23.84)	207	1.46	1.47	(.52)	N/A	N/A	99
5.33	(20.33)	170	1.67	1.67	(.51)	N/A	N/A	120
5.79	8.63	184	1.56	1.56	(.48)	N/A	N/A	98
6.31	8.98	203	1.45	1.45	(.28)	N/A	N/A	62
CLASS B

$9.70	19.00	$25	2.17	2.17	(1.16)	N/A	N/A	169
6.25	(24.43)	18	2.16	2.17	(1.22)	N/A	N/A	99
4.94	(20.96)	10	2.37	2.37	(1.21)	N/A	N/A	120
5.33	7.90	8	2.26	2.26	(1.18)	N/A	N/A	98
5.77	8.26	7	2.15	2.15	(.98)	N/A	N/A	62

OPPORTUNITY FUND*

Per Share Data
	Net Asset Value at Beginning of Period	Income from Investment Operations			Less Distributions from
		New Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions
CLASS A

2007	$28.14	$.16	$4.35	$4.51	$ —	$1.33	$1.33
2008	31.32	—	(5.53)	(5.53)	.14	2.66	2.80
2009	22.99	.01	(1.61)	(1.60)	—	.63	.63
2010	20.76	.05	2.65	2.70	—	—	—
2011	23.46	.17	.49	.66	.05	—	.05
CLASS B

2007	$25.72	$(.05)	$3.97	$3.92	$ —	$1.33	$1.33
2008	28.31	(.21)	(4.89)	(5.10)	.14	2.66	2.80
2009	20.41	(.10)	(1.47)	(1.57)	—	.63	.63
2010	18.21	(.14)	2.37	2.23	—	—	—
2011	20.44	(.10)	.52	.42	.01	—	.01

*	Prior to January 31, 2008, the Fund was known as the Mid-Cap Opportunity Fund.
**	Calculated without sales charges.
†	Net of expenses waived or assumed by the Adviser.
††	The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements.

	Total Return	Ratios/Supplemental Data
Net Asset Value at End of Year	Total Return** (%)	Net Assets at End of Year (in millions)	Ratio to Average Net Assets†			Ratio to Average Net Assets Before Expenses Waived or Assumed		Portfolio Turnover Rate (%)
			Net Expenses After Fee Credits (%)	Net Expenses Before Fee Credits†† (%)	Net Investment Income (Loss) (%)
						Expenses (%)	Net Investment (%)
CLASS A

$31.32	16.57	$481	1.38	1.38	.52	N/A	N/A	50
22.99	(19.40)	377	1.39	1.40	(.01)	N/A	N/A	40
20.76	(6.24)	355	1.58	1.58	.09	N/A	N/A	35
23.46	13.01	402	1.44	1.44	.24	N/A	N/A	40
24.07	2.77	415	1.36	1.36	.62	N/A	N/A	37
CLASS B

$28.31	15.80	$50	2.08	2.08	(.18)	N/A	N/A	50
20.41	(19.99)	32	2.09	2.10	(.71)	N/A	N/A	40
18.21	(6.90)	23	2.28	2.28	(.61)	N/A	N/A	35
20.44	12.25	20	2.14	2.14	(.52)	N/A	N/A	40
20.85	2.04	15	2.06	2.06	(.04)	N/A	N/A	37

SPECIAL SITUATIONS FUND

Per Share Data
	Net Asset Value at Beginning of Period	Income from Investment Operations			Less Distributions from
		Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions
CLASS A

2007	$22.62	$(.06)	$3.59	$3.53	$ —	$1.88	$1.88
2008	24.27	.03	(2.93)	(2.90)	—	1.22	1.22
2009	20.15	.03	(1.23)	(1.20)	.02	.53	.55
2010	18.40	(.05)	2.31	2.26	—	—	—
2011	20.66	.03	1.03	1.06	—	—	—
CLASS B

2007	$20.57	$(.22)	$3.26	$3.04	—	$1.88	$1.88
2008	21.73	(.13)	(2.57)	(2.70)	—	1.22	1.22
2009	17.81	(.10)	(1.09)	(1.19)	—	.53	.53
2010	16.09	(.25)	2.11	1.86	—	—	—
2011	17.95	(.13)	.92	.79	—	—	—

*	Calculated without sales charges.
†	Net of expenses waived or assumed by the Adviser.
††	The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements.

	Total Return	Ratios/Supplemental Data
Net Asset Value at End of Year	Total Return* (%)	Net Assets at End of Year (in millions)	Ratio to Average Net Assets†			Ratio to Average Net Assets Before Expenses Waived or Assumed		Portfolio Turnover Rate (%)
			Net Expenses After Fee Credits (%)	Net Expenses Before Fee Credits†† (%)	Net Investment Income (Loss) (%)
						Expenses (%)	Net Investment Income (Loss) (%)
CLASS A

$24.27	16.30	$295	1.46	1.46	(.27)	1.61	(.42)	64
20.15	(12.67)	258	1.49	1.50	.14	1.61	.02	52
18.40	(5.28)	246	1.64	1.64	.22	1.82	.04	55
20.66	12.28	274	1.52	1.52	(.28)	1.65	(.41)	64
21.72	5.13	285	1.44	1.44	.13	1.54	.03	73
CLASS B

$21.73	15.48	$18	2.16	2.16	(.97)	2.31	(1.12)	64
17.81	(13.26)	12	2.19	2.20	(.56)	2.31	(.68)	52
16.09	(5.99)	9	2.34	2.34	(.48)	2.52	(.66)	55
17.95	11.56	8	2.22	2.22	(.94)	2.35	(1.07)	64
18.74	4.40	6	2.14	2.14	(.55)	2.24	(.65)	73

INTERNATIONAL FUND

Per Share Data
	Net Asset Value at Beginning of Period	Income from Investment Operations			Less Distributions from
		Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions
CLASS A

2007	$10.71	$.08	$2.46	$2.54	$—	$.07	$.07
2008	13.18	.07	(3.45)	(3.38)	—	.32	.32
2009	9.48	.29	(.74)	(.45)	.13	—	.13
2010	8.90	.15	1.15	1.30	.02	—	.02
2011	10.18	.12	(.59)	(.47)	.17	—	.17
CLASS B

2007	$10.70	$—	$2.44	$2.44	$—	$.07	$.07
2008	13.07	(.02)	(3.40)	(3.42)	—	.32	.32
2009	9.33	.22	(.72)	(.50)	.12	—	.12
2010	8.71	.08	1.12	1.20	—	—	—
2011	9.91	.01	(.52)	(.51)	.16	—	.16

*	Calculated without sales charges.
†	Net of expenses waived or assumed by the Adviser.
††	The ratios do not include a reduction of expenses from brokerage service arrangements.

	Total Return	Ratios/Supplemental Data
Net Asset Value at End of Year	Total Return** (%)	Net Assets at End of Year (in millions)	Ratio to Average Net Assets†			Ratio to Average Net Assets Before Expenses Waived or Assumed		Portfolio Turnover Rate (%)
			Net Expenses After Fee Credits (%)	Net Expenses Before Fee Credits†† (%)	Net Investment Income (Loss) (%)
						Expenses (%)	Net Investment Income (Loss) (%)
CLASS A

$13.18	23.84	$96	2.50	2.50	(.05)	2.35	.10	67
9.48	(26.37)	105	1.95	1.95	.20	1.94	.20	122
8.90	(4.52)	108	2.20	2.20	1.16	N/A	N/A	60
10.18	14.63	130	1.97	1.97	1.33	N/A	N/A	32
9.54	(4.70)	128	1.88	1.88	1.20	N/A	N/A	30
CLASS B

$13.07	22.93	$4	3.20	3.20	(.75)	3.05	(.60)	67
9.33	(26.91)	4	2.65	2.65	(.50)	2.64	(.50)	122
8.71	(5.19)	3	2.90	2.90	.46	N/A	N/A	60
9.91	13.78	4	2.67	2.67	.59	N/A	N/A	32
9.24	(5.30)	3	2.58	2.58	.30	N/A	N/A	30

This page is intentionally left blank.

INCOME FUNDS
CASH MANAGEMENT
GOVERNMENT
INVESTMENT GRADE
FUND FOR INCOME

EQUITY FUNDS
TOTAL RETURN
VALUE
GROWTH & INCOME
GLOBAL
SELECT GROWTH
OPPORTUNITY
SPECIAL SITUATIONS
INTERNATIONAL

For more information about the Funds, the following documents are available for free upon request:

Annual/Semi-Annual Reports:

Additional information about each Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders.  In each Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI):

Each Fund’s SAI provides more detailed information about the Fund.  The SAI of each Fund is incorporated by reference into this prospectus.

To obtain free copies of the Reports, the SAIs or to obtain other information, you may visit our website at: www.firstinvestors.com or contact the Funds at:

Administrative Data Management Corp.
Raritan Plaza I
Edison, NJ 08837
Telephone: 1 (800) 423-4026

To obtain information about the Funds, including your account balance and transaction history, you may also visit our website at: www.firstinvestors.com. To access your account information, you will need a password.

You can review and copy Fund documents (including the Reports and SAIs) at the Public Reference Room of the SEC in Washington, D.C.  You can also obtain copies of Fund documents after paying a duplicating fee (i) by writing to the Public Reference Section of the SEC, Washington, D.C. 20549 or (ii) by electronic request at publicinfo@sec.gov.  To find out more, call the SEC at 1-202-551-8090.  Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR database on the SEC’s Internet website at http://www.sec.gov.

(Investment Company Act File Nos. 811-3967 and
811-6618)
                                         FIEIPRO

FIRST INVESTORS EQUITY FUNDS
Statement of Additional Information
dated January 31, 2012

TICKER SYMBOLS
	CLASS A	CLASS B
TOTAL RETURN VALUE GROWTH & INCOME GLOBAL SELECT GROWTH OPPORTUNITY SPECIAL SITUATIONS INTERNATIONAL	FITRX FIUTX FGINX FIISX FICGX FIUSX FISSX FIINX	FBTRX FIUBX FGIBX FIBGX FIGBX FIMBX FISBX FIIOX

110 Wall Street
New York, New York 10005

1 (800) 423-4026

This is a Statement of Additional Information (“SAI”) for Total Return Fund, Value Fund, Growth & Income Fund, Global Fund, Select Growth Fund, Opportunity Fund, Special Situations Fund and International Fund, each of which is a series of First Investors Equity Funds (the “Trust”).  Each series is referred to herein as a “Fund,” or collectively the “Funds.”

This SAI is not a prospectus and it should be read in conjunction with each Fund’s prospectus dated January 31, 2012.  The financial statements and reports of an independent registered public accounting firm contained in the annual reports to shareholders are incorporated by reference.  These Fund documents may be obtained free of charge by contacting the Funds at the address or telephone number noted above or by visiting our website at www.firstinvestors.com.

This SAI is divided into two parts – Part I and Part II.  Part I contains information that is particular to each Fund that is described in this SAI, while Part II contains information that generally applies to the Funds in the First Investors Family of Funds including each Fund described in this SAI.

Statement of Additional Information
dated January 31, 2012

PART I – TABLE OF CONTENTS

Part I contains information that is particular to each Fund that is described in this SAI.

History and Classification of the Funds	3
Investment Strategies, Policies and Risks	3
Portfolio Turnover	3
Management of the Funds	4
Investment Advisory Services and Fees	9
Portfolio Managers	13
Underwriter and Dealers	21
Distribution Plans	22
Allocation of Portfolio Brokerage	23
Additional Information Concerning Purchases, Redemptions, Pricing and Shareholder Services	26
Tax Information	26
Beneficial Ownership Information	26
Financial Statements	26
Appendix A Investment Strategies Used by the First Investors equity Funds	A-1
Appendix B Investment Policies of the First Investors equity Funds	B-1

PART II – TABLE OF CONTENTS

DESCRIPTIONS OF INVESTMENT STRATEGIES AND RISKS		1
I.	DEBT SECURITIES	1
II.	EQUITY SECURITIES	8
III.	FOREIGN SECURITIES EXPOSURE	9
IV.	RESTRICTED AND ILLIQUID SECURITIES	11
V.	WHEN ISSUED SECURITIES	11
VI.	STANDBY COMMITMENTS	11
VII.	DERIVATIVES	12
VIII.	REPURCHASE AGREEMENTS	18
IX.	TEMPORARY BORROWING	18
X.	TEMPORARY DEFENSIVE INVESTMENTS	18
PORTFOLIO HOLDINGS INFORMATION POLICIES AND PROCEDURES		19
PORTFOLIO TURNOVER		21
MANAGEMENT OF THE FUNDS		21
RESPONSIBILITIES OF THE BOARD OF THE FUNDS		27
UNDERWRITER AND DEALERS		29
POTENTIAL CONFLICTS OF INTERESTS IN DISTRIBUTION ARRANGEMENTS		29
DISTRIBUTION PLANS		30
ADDITIONAL INFORMATION CONCERNING PURCHASES, REDEMPTIONS, PRICING, AND SHAREHOLDER SERVICES		31
DETERMINATION OF NET ASSET VALUE		53
ALLOCATION OF PORTFOLIO BROKERAGE		55
CREDIT RATINGS INFORMATION		56
GENERAL INFORMATION		60
APPENDIX A: TAX INFORMATION		A-1

Statement of Additional Information Part I
dated January 31, 2012

HISTORY AND CLASSIFICATION OF THE FUNDS

The Trust is an open-end management investment company commonly referred to as a mutual fund.  It was organized as a Delaware statutory trust on August 17, 2005.  The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value.  The Trust consists of the Funds listed on the cover page, each of which is a separate and distinct series of the Trust.  Each Fund is diversified and has designated two classes of shares, Class A shares and Class B shares (each, a “Class”).  Each share of each Class has an equal beneficial interest in the assets, has identical voting, dividend, liquidation and other rights and is subject to the same terms and conditions, except that expenses allocated to a Class may be borne solely by that Class as determined by the Board of Trustees (“Board” or “Trustees”), and a Class may have exclusive voting rights with respect to matters affecting only that Class.

On January 27, 2006, each Fund, except for the International Fund, which did not commence operations until June 27, 2006, acquired all of the assets of a predecessor fund of the same name through a reorganization.  Since each Fund’s objective and policies are similar in all material aspects to those of the predecessor fund and since each Fund has the same investment adviser, each Fund, except for the International Fund, adopted the performance and financial history of the predecessor fund.  Consequently, certain information included in the Fund’s prospectus and in this SAI, that is as of a date prior to the date of the Fund’s prospectus and this SAI, represents information of the predecessor fund.  Prior to December 31, 2002, the Value Fund was known as the Utilities Income Fund, prior to May 7, 2007, the Select Growth Fund was known as the All-Cap Growth Fund and prior to January 31, 2008, the Opportunity Fund was known as the Mid-Cap Opportunity Fund. On August 10, 2007, the Focused Equity Fund reorganized into the Blue Chip Fund and on December 9, 2011, the Blue Chip Fund reorganized into the Growth & Income Fund.

The Trust is not required to hold annual shareholder meetings unless required by law.  If requested in writing to do so by the holders of at least 10% of a Fund’s or Class’ outstanding shares entitled to vote, as specified in the By-Laws, or when ordered by the Trustees or the President, the Secretary will call a special meeting of shareholders for the purpose of taking action upon any matter requiring the vote of the shareholders or upon any other matter as to which vote is deemed by the Trustees or the President to be necessary or desirable.

INVESTMENT STRATEGIES, POLICIES AND RISKS

Each Fund’s objectives, principal investment strategies, and principal risks are described in the prospectus of the Fund.  A summary of each of the investment strategies that are used by each Fund is set forth in Appendix A to Part I of this SAI.  Each Fund also has investment policies that limit or restrict its ability to engage in certain investment strategies.  These policies are set forth in Appendix B to Part I of this SAI.  Part II of this SAI provides more detailed descriptions of the investment strategies that may be used by the Funds and the related risks, including strategies that are not considered principal and therefore are not described in the prospectus.

PORTFOLIO TURNOVER

The following table reflects the portfolio turnover rate with respect to each Fund for the fiscal years ended September 30, 2010 and September 30, 2011.  Part II of this SAI provides additional information concerning portfolio turnover, including the methodology that is used to compute portfolio turnover rates.

Portfolio Turnover Rates
Fund	Fiscal Year Ended September 30, 2010	Fiscal Year Ended September 30, 2011
Total Return	40%	36%
Value	21%	29%
Growth & Income	25%	24%
Global	92%	103%
Select Growth	98%	62%
Opportunity	40%	37%
Special Situations	64%	73%
International	32%	30%

MANAGEMENT OF THE FUNDS

The First Investors Family of Funds share one common investment adviser, First Investors Management Company, Inc. (“FIMCO” or “Adviser”), and one common Board of Trustees.  Part II of the SAI contains additional information concerning FIMCO, the leadership structure and risk oversight responsibilities of the Board, additional information about each Trustee, any standing committees of the Board, and the Code of Ethics that has been adopted by the Board.

Set forth below is information about the Trustees and certain Officers of the Funds.  The information concerning each Trustee’s and Officer’s positions with the Funds and length of service includes positions and length of service with the predecessors of the Funds that were reorganized with and into the Funds on January 27, 2006.  Thus, for example, if a Trustee was a Trustee or Director of the predecessor Fund since January 1, 2006, the information below will state “Trustee since 1/1/2006.”  The address of each Trustee and Officer listed below is c/o First Investors Legal Department, 110 Wall Street, New York, NY 10005.

Trustees and Officers
INDEPENDENT TRUSTEES
Name and Date of Birth	Position(s) held with Funds covered by this SAI and Length of Service*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Trusteeships/ Directorships Held
Charles R. Barton, III 3/1/65	Trustee since 1/1/2006	Chief Operating Officer since 2007, Board Director since 1989 (currently, Ex-Officio) and Trustee since 1994 of The Barton Group/Barton Mines Corporation (mining and industrial abrasives distribution); and President of Noe Pierson Corporation (land holding and management service provider) since 2004.	36	None
Stefan L. Geiringer 11/13/34	Trustee since 1/1/2006	President and Owner of SLG Energy LLC (energy consulting) since 2010; Co-founder and Senior Vice President of Real Time Energy Solutions, Inc. (2005-2010); and President and Owner of SLG, Inc. (natural gas shipper) since 2003.	36	None
Robert M. Grohol 1/16/32	Trustee since 6/30/2000 and Chairman since 1/1/2010	None/Retired.	36	None
Arthur M. Scutro, Jr. 11/9/41	Trustee since 1/1/2006	None/Retired.	36	None
Mark R. Ward 11/3/52	Trustee since 1/1/2010	Self employed, Consultant since 2008; Senior Partner, Ernst & Young, LLP, Leader, Mid-Atlantic Asset Management Practice (2003-2007).	36	None

INTERESTED TRUSTEES
Name and Date of Birth	Position(s) held with Funds covered by this SAI and Length of Service*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Trusteeships/ Directorships Held
Christopher H. Pinkerton** 1/27/58	Trustee and President since 1/19/2011
Director and President of First Investors Consolidated Corporation since 1/19/2011; Director since 1/19/2011 and Chairman since 2/4/2011 of First Investors Management Company, Inc. and Administrative Data Management Corp.; Director and Chairman since 1/19/2011 and President since 4/28/2011 of First Investors Corporation; Director since 1/19/2011 and Chairman since 2/11/2011 of First Investors Life Insurance Company; President of First Investors Management Company, Inc. (1/19/2011-10/10/11); President, US Division, The Independent Order of Foresters, Chairman, Foresters Equity Services (broker-dealer), Chairman, Foresters Financial Partners (independent marketing organization) since 2005; Senior Vice President, Foresters North American Sales and Marketing (2005-2007); President and CEO, USAllianz Investor Services (variable insurance); and Chairman, President and CEO, USAllianz Investment Advisor (investment adviser) (1999-2005).
			36	None
* Each Trustee serves for an indefinite term until his or her successor is elected and duly qualified, or until his or her death, resignation or removal as provided in the Trust’s organizational documents or by statute.
** Mr. Pinkerton is an interested Trustee because he is an officer and director of the Adviser and principal underwriter of the Funds.

OFFICERS WHO ARE NOT TRUSTEES
Name and Date of Birth	Position(s) held with Funds covered by this SAI and Length of Service*	Principal Occupation(s) During Past 5 Years
Joseph I. Benedek 8/2/57	Treasurer since 1988	Treasurer and Principal Accounting Officer of First Investors Management Company, Inc.
Mary Carty 11/11/50	Secretary since 11/19/2010	Assistant Counsel of First Investors Management Company, Inc., since 2010. Special Counsel and Associate at Willkie Farr & Gallagher LLP (1998-2009).
Marc Milgram 6/9/57	Chief Compliance Officer since 11/22/2010
Investment Compliance Manager of First Investors Management Company, Inc. (2009-2010); First Investors Federal Savings Bank, President (2000-2011), Treasurer (1987-2011) and Director (2004-2011); First Investors Corporation, Vice President (2008-2009); Administrative Data Management Corp., Vice President (2008-2009); and First Investors Name Saver, Inc. f/k/a School Financial Management Services, Inc., Treasurer since 1992 and Director (1992-2007).

* Officers are elected and appointed by the Board for one-year terms.

Trustee Ownership of First Investors Funds
As of December 31, 2011

INDEPENDENT TRUSTEES
Trustee	Funds covered by this SAI	Dollar Range of Ownership of Funds covered by this SAI	Aggregate Dollar Range of Equity Securities – all Registered Investment Companies overseen by Trustee in First Investors Family of Funds†
Charles R. Barton, III	Select Growth Fund	$10,001-$50,000	$50,001-$100,000
	Global Fund	$10,001-$50,000
	Opportunity Fund	$10,001-$50,000
	Special Situation Fund	$10,001-$50,000
	International Fund	$10,001-$50,000
Stefan L. Geiringer	Select Growth Fund	$10,001-$50,000	$50,001-$100,000
	Opportunity Fund	$10,001-$50,000
	Special Situations Fund	$10,001-$50,000
Robert M. Grohol	Select Growth Fund	$50,001-$100,000	Over $100,000
	Value Fund	$10,001-$50,000
	Opportunity Fund	$10,001-$50,000
Arthur M. Scutro, Jr.	Total Return Fund	$10,001-$50,000	$50,001-$100,000
	Select Growth	$10,001-$50,000
Mark R. Ward	None	None	None

INTERESTED TRUSTEES
Trustee	Funds covered by this SAI	Dollar Range of Ownership of Funds covered by this SAI	Aggregate Dollar Range of Equity Securities – all Registered Investment Companies overseen by Trustee in First Investors Family of Funds†
Christopher H. Pinkerton	None	None	None

As of January 10, 2012, the Trustees and Officers, as a group, owned less than 1% of either Class A or Class B shares of each Fund.

Compensation of Trustees

The following table lists compensation paid to the Trustees of the Trust for the fiscal year ended September 30, 2011.

Trustee	Aggregate Compensation From Equity Funds	Total Compensation from First Investors Family of Funds Paid to Trustees†
Christopher H. Pinkerton1	$0	$0
Charles R. Barton, III	$34,408	$70,000
Stefan L. Geiringer	$34,408	$70,000
Robert M. Grohol	$37,603	$76,500
Arthur M. Scutro, Jr.	$35,883	$73,000
Mark R. Ward	$34,163	$69,500
1. Compensation to Officers and Interested Trustees of the Funds is paid by the Adviser. † The First Investors Family of Funds consists of 4 registered investment companies with 36 series funds.

No pension or retirement benefits are proposed to be paid under any existing plan to any Trustee by any Fund, any of its subsidiaries or any other investment companies in the First Investors Family of Funds.

INVESTMENT ADVISORY SERVICES AND FEES

Part II of this SAI describes the terms of the Trust’s Advisory Agreement with FIMCO and the respective responsibilities of the Funds and FIMCO under the Agreement.  It also describes the Subadvisory Agreement of any Fund which has a subadviser.

Set forth below are the methods for calculating the current advisory fee paid by each Fund, the fee schedule for each Fund in tabular form, and the actual fees paid and fees waived for each Fund for the past three fiscal years.  The fee is accrued daily by each Fund covered by this SAI, based on the Fund’s net assets, and is allocated daily to each Fund’s Class A shares and Class B shares based on the net assets of that class of shares in relation to the net assets of the Fund as a whole.  The fees waived reflect fee schedules that were in effect during the relevant periods shown.  Information about subadvisory fees is also included for any Fund which has a subadviser.

Under the Advisory Agreement, each Fund is obligated to pay the Adviser an annual fee, paid monthly, according to the following schedules:

Total Return, Value, Growth & Income, Select Growth and Opportunity Funds:
Average Daily Net Assets	Annual Rate
Up to $300 million	0.75%
In excess of $300 million up to $500 million	0.72%
In excess of $500 million up to $750 million	0.69%
In excess of $750 million up to $1.25 billion	0.66%
In excess of $1.25 billion up to $1.75 billion	0.64%
In excess of $1.75 billion up to $2.25 billion	0.62%
Over $2.25 billion	0.60%

Special Situations Fund:
Average Daily Net Assets	Annual Rate
Up to $200 million	1.00%
In excess of $200 million up to $500 million	0.75%
In excess of $500 million up to $750 million	0.72%
In excess of $750 million up to $1 billion	0.69%
In excess of $1.0 billion up to $1.5 billion	0.66%
Over $1.5 billion	0.64%

Global and International Funds:
Average Daily Net Assets	Annual Rate
Up to $300 million	0.98%
In excess of $300 million up to $600 million	0.95%
In excess of $600 million up to $1 billion	0.92%
In excess of $1 billion up to $1.5 billion	0.90%
Over $1.5 billion	0.88%

The following tables reflect the advisory fees paid and advisory fees waived with respect to each Fund for the fiscal years ended September 30, 2009, 2010 and 2011.

Fiscal Year Ended 9/30/09
Fund	Advisory Fees Paid	Advisory Fees Waived
Total Return	$2,184,695	$0
Value	$2,079,083	$0
Growth & Income	$3,773,136	$0
Global	$2,038,868	$62,416
Select Growth	$1,253,367	$0
Opportunity	$2,312,489	$0
Special Situations	$2,075,637	$383,757
International	$884,574	$0

Fiscal Year Ended 9/30/10
Fund	Advisory Fees Paid	Advisory Fees Waived
Total Return	$2,671,189	$0
Value	$2,508,075	$0
Growth & Income	$4,661,337	$0
Global	$2,582,274	$79,049
Select Growth	$1,396,061	$0
Opportunity	$2,987,526	$0
Special Situations	$2,515,255	$365,650
International	$1,181,488	$0

Fiscal Year Ended 9/30/11
Fund	Advisory Fees Paid	Advisory Fees Waived
Total Return	$3,090,716	$0
Value	$2,771,567	$0
Growth & Income	$5,295,714	$0
Global	$2,902,362	$87,432
Select Growth	$1,705,312	$0
Opportunity	$3,651,408	$0
Special Situations	$2,978,380	$334,772
International	$1,387,404	$0

For each Fund that is managed by a subadviser, the Adviser is responsible for paying the subadviser a fee, in accordance with a schedule that is described below, based on the amount of the Fund’s daily net assets that is managed by the subadviser.  Cash that a subadviser does not invest is generally invested by the Adviser.  The Adviser may determine, in its discretion, not to invest the cash balance of any Fund depending on market and economic conditions.  For purposes of calculating the fee to be paid to each subadviser (described below), any daily cash balance that is invested by the Adviser is excluded from each of the Fund’s daily net assets.

Pursuant to a Subadvisory Agreement, the Adviser has undertaken to pay Wellington Management Company, LLP (“Wellington Management”) an annual subadvisory fee, paid monthly, according to the following schedule (excluding the portion of the Fund’s assets that is not delegated by the Adviser to Wellington Management for management, which is currently the cash balance):

Global Fund
Average Daily Net Assets	Annual Rate
Up to $50 million	0.400%
In excess of $50 million up to $150 million	0.275%
In excess of $150 million up to $500 million	0.225%
Over $500 million	0.200%

Pursuant to a Subadvisory Agreement, the Adviser has undertaken to pay Paradigm Capital Management, Inc. (“Paradigm Capital Management”) an annual subadvisory fee, paid monthly, according to the following schedule:

Special Situations Fund

1.
The daily net assets of the Special Situations Fund and First Investors Life Series Discovery Fund, a series of First Investors Life Series Fund, shall first be added together (excluding the portion of each Fund’s assets that is not delegated by the Adviser to Paradigm Capital Management for management, which is currently the cash balance);

2.	An aggregate fee shall then be computed on the sum as if the two Funds were combined using the following schedule:

a.	0.40% of the first $50 million;
b.	0.30% of the next $200 million; and
c.	0.25% on the balance over $250 million.

3.
The fee payable under the Subadvisory Agreement shall then be computed by multiplying the aggregate fee by the ratio of the net assets of the Special Situations Fund to the sum of the net assets of both funds.

The balance of the aggregate fee will be paid pursuant to a separate subadvisory agreement among the Adviser, Paradigm Capital Management, and First Investors Life Series Funds.

With respect to only the Special Situations Fund, to the extent that the Adviser collects an advisory fee in excess of 75 basis points, the Adviser will also pay Paradigm Capital Management one-third of such excess amount.

Pursuant to a Subadvisory Agreement, the Adviser has undertaken to pay Vontobel Asset Management, Inc. (“Vontobel”) an annual subadvisory fee, paid monthly, according to the following schedule:

International Fund

1.
The daily net assets of the International Fund shall be aggregated with the net assets (if any) of the First Investors Life Series International Fund, a series of First Investors Life Series Funds, that are being managed by Vontobel (excluding the portion of each Fund’s assets that is not delegated by the Adviser to Vontobel for management, which is currently the cash balance).

2.	An aggregate fee shall then be computed on the sum as if the two Funds were combined using the following schedule:
a.	0.50% of the first $100 million;
b.	0.35% of the next $100 million;
c.	0.30% of the next $800 million; and
d.	0.25% on the balance over $1 billion.

3.
The fee payable under the Subadvisory Agreement shall then be computed by multiplying the aggregate fee by the ratio of net assets of the International Fund to the sum of the net assets of both Funds that are being managed by Vontobel.

The balance of the aggregate fee will be paid pursuant to a separate subadvisory agreement among the Adviser, Vontobel and First Investors Life Series Funds.

Pursuant to a Subadvisory Agreement, the Adviser has undertaken to pay Smith Asset Management Group, L.P. (“Smith”) an annual subadvisory fee, paid monthly, according to the following schedule:

Select Growth Fund

1.
The daily net assets of the Select Growth Fund shall be aggregated with the net assets (if any) of the First Investors Life Series Select Growth Fund, a series of First Investors Life Series Funds, that are being managed by Smith (excluding the portion of each Fund’s assets that is not delegated by the Adviser to Smith for management, which  is currently the cash balance).

2.	An aggregate fee shall then be computed on the sum as if the two Funds were combined using the following schedule:

a.	0.40% of the first $50 million;
b.	0.30% of the next $200 million and
c.	0.25% on all balances over $250 million.

3.
The fee payable under the Subadvisory Agreement shall then be computed by multiplying the aggregate fee by the ratio of net assets of the Select Growth Fund to the sum of the net assets of both Funds that are being managed by Smith.

The balance of the aggregate fee will be paid pursuant to a separate subadvisory agreement among the Adviser, Smith and First Investors Life Series Funds.

The following table reflects subadvisory fees paid by the Adviser with respect to each Fund listed for the fiscal years ended September 30, 2009, 2010 and 2011.

Subadvisory Fees Paid
Fund	Fiscal Year Ended September 30, 2009	Fiscal Year Ended September 30, 2010	Fiscal Year Ended September 30, 2011
Select Growth	$537,934	$601,086	$719,390
Global	$579,733	$713,930	$782,760
Special Situations	$636,129	$805,055	$941,904
International	$378,266	$490,627	$561,610

PORTFOLIO MANAGERS

The following provides certain information for the portfolio managers of the Adviser who have responsibility for the daily management of some Funds.  In addition, Wellington Management, Paradigm Capital Management, Vontobel and Smith have provided information below regarding their portfolio managers.

A.   Other Accounts Managed by Portfolio Managers for Fiscal Year Ended September 30, 2011

Name of Portfolio Manager and Fund(s) Covered by this SAI	Other Accounts Managed	Number of Other Accounts	Total Assets of Other Accounts (in millions)	Number of Accounts which Advisory Fee is Based on Account Performance	Total Assets in the Accounts which Advisory Fee is Based on Account Performance (in millions)
FIMCO’s Portfolio Managers:
Edwin D. Miska: Total Return Growth & Income Opportunity	Other Registered Investment Companies	1	$182.5	0	$0
	Other Pooled Investment Vehicles	1	$19.5	0	$0
	Other Accounts	1	$5.5	0	$0
Clark Wagner: Total Return	Other Registered Investment Companies	19	$2,362.3	0	$0
	Other Pooled Investment Vehicles	1	$19.5	0	$0
	Other Accounts	2	$251.9	0	$0
Steven S. Hill: Opportunity	Other Registered Investment Companies	0	$0	0	$0
	Other Pooled Investment Vehicles	0	$0	0	$0
	Other Accounts	0	$0	0	$0
Sean Reidy: Value Fund Growth & Income	Other Registered Investment Companies	2	$247.0	0	$0
	Other Pooled Investment Vehicles	0	$0	0	$0
	Other Accounts	0	$0	0	$0

Wellington Management’s Portfolio Managers:
Matthew E. Megargel: Global	Other Registered Investment Companies	4	$179.9	0	$0
	Other Pooled Investment Vehicles	2	$57.6	0	$0
	Other Accounts	4	$364.4	2	$280.6
Jeffrey L. Kripke: Global	Other Registered Investment Companies	4	$178.5	0	$0
	Other Pooled Investment Vehicles	2	$58.2	0	$0
	Other Accounts	3	$203.8	1	$121.1
Francis J. Boggan: Global	Other Registered Investment Companies	7	$767.9	0	$0
	Other Pooled Investment Vehicles	9	$565.3	0	$0
	Other Accounts	21	$1,736.0	1	$117.7
Nicolas M. Choumenkovitch: Global	Other Registered Investment Companies	6	$2,722.4	0	$0
	Other Pooled Investment Vehicles	7	$452.5	0	$0
	Other Accounts	19	$3,554.2	3	$684.1
Tara Connolly Stilwell: Global	Other Registered Investment Companies	6	$2,722.3	0	$0
	Other Pooled Investment Vehicles	7	$452.5	0	$0
	Other Accounts	19	$3,554.2	3	$684.1

Paradigm Capital Management’s Portfolio Managers:
Jonathan S. Vyorst: Special Situations	Other Registered Investment Companies	4	$371.8	0	$0
	Other Pooled Investment Vehicles	0	$0	0	$0
	Other Accounts	105	$353.3	0	$0
Jason V. Ronovech: Special Situations	Other Registered Investment Companies	4	$373.0	0	$0
	Other Pooled Investment Vehicles	0	$0	0	$0
	Other Accounts	16	$301.5	0	$0

Vontobel’s Portfolio Manager:
Rajiv Jain: International	Other Registered Investment Companies	7	$3,350.0	0	$0
	Other Pooled Investment Vehicles	19	$5,637.0	0	$0
	Other Accounts	22	$6,395.0	1	$156.0

Smith’s Portfolio Managers:
Stephen S. Smith: Select Growth	Other Registered Investment Companies	3	$105.8	0	$0
	Other Pooled Investment Vehicles	2	$14.2	0	$0
	Other Accounts	173	$1,572.9	0	$0
John D. Brim: Select Growth	Other Registered Investment Companies	3	$105.8	0	$0
	Other Pooled Investment Vehicles	2	$14.2	0	$0
	Other Accounts	173	$1,572.9	0	$0
Eivind Olsen: Select Growth	Other Registered Investment Companies	3	$105.8	0	$0
	Other Pooled Investment Vehicles	2	$14.2	0	$0
	Other Accounts	173	$1,572.9	0	$0

B.  Potential Conflicts of Interest in Other Managed Accounts for Fiscal Year Ended September 30, 2011

FIMCO’s Portfolio Managers:

Each of the FIMCO portfolio managers (except for Mr. Hill, the co-portfolio manager of the Opportunity Fund) manages at least one First Investors mutual fund in addition to the Fund or Funds that are covered by this SAI.  In many cases, these other First Investors Funds are managed similarly to the Funds that are shown in this SAI, except to the extent required by differences in cash flow, investment policy, or law.  Mr. Miska participates in the day-to-day management of First Investors profit sharing plan and FIMCO’s own investment account.  Mr. Wagner also participates in the day-to-day management of the First Investors profit sharing plan, the general account of our life insurance company affiliate and FIMCO’s own investment account.  Portions of these non-fund accounts may be managed similarly to one or more of the Funds covered by this SAI.

The side-by-side management of two or more First Investors Funds or non-fund accounts presents a variety of potential conflicts of interest.  For example, the portfolio manager may purchase or sell securities for one portfolio and not another portfolio, and the performance of securities purchased for one portfolio may vary from the performance of securities purchased for other portfolios.  A FIMCO portfolio manager may also want to buy the same security for two Funds that he manages or for a Fund and a non-fund account. In some cases, there may not be sufficient amounts of the security available (for example, in the case of a hot initial public offering (“IPO”) or new bond offering) to cover the needs of all of the accounts managed by a FIMCO portfolio manager or the buying activity of the accounts could affect the market value of the security.  Similar potential conflicts could arise when two or more Funds or non-fund accounts managed by the same portfolio manager or managers want to sell the same security at the same time.  Finally, a portfolio manager may want to sell a security that is held by a Fund or non-fund account and at the same time buy the same security for another one of his accounts.  This could occur even if the accounts were managed similarly because, for example, the two accounts have different cash flows.

FIMCO has adopted a variety of policies and procedures to address these potential conflicts of interest and to ensure that each Fund and non-fund account is treated fairly.  For example, FIMCO has adopted policies for bunching and allocating trades when two or more Funds or non-fund accounts wish to buy or sell the same security at the same time.  These policies prescribe the procedures for placing orders in such circumstances, determining allocations in the event that such orders cannot be fully executed, and determining the price to be paid or received by each account in the event that orders are executed in stages.  FIMCO has also adopted special policies that address investments in IPOs and new bond offerings, the side-by-side management of Funds and the non-fund accounts, and internal crosses between FIMCO-managed accounts that are effected under Rule 17a-7 of the Investment Company Act.  FIMCO’s Investment Compliance Manager also conducts reviews of trading activity to monitor for compliance with these policies and procedures.  FIMCO has also adopted a Code of Ethics restricting the personal securities trading and conduct of portfolio managers of the Funds.

Wellington Management’s Portfolio Managers:

Individual investment professionals at Wellington Management manage multiple accounts for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions, such as pension funds, insurance companies, foundations, or separately managed account programs sponsored by financial intermediaries), bank common trust accounts, and hedge funds. The Global Fund’s managers listed in the prospectus who are primarily responsible for the day-to-day management of the Global Fund (“Investment Professionals”) generally manage accounts in several different investment styles.  These accounts may have investment objectives, strategies, time horizons, tax considerations and risk profiles that differ from those of the Global Fund. The Investment Professionals make investment decisions for each account, including the Global Fund, based on the investment objectives, policies, practices, benchmarks, cash flows, tax and other relevant investment considerations applicable to that account.  Consequently, the Investment Professionals may purchase or sell securities, including IPOs, for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts.  Alternatively, these accounts may be managed in a similar fashion to the Global Fund and thus the accounts may have similar, and in some cases nearly identical, objectives, strategies and/or holdings to that of the Global Fund.

An Investment Professional or other investment professionals at Wellington Management may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the Global Fund, or make investment decisions that are similar to those made for the Global Fund, both of which have the potential to adversely impact the Global Fund depending on market conditions. For example, an Investment Professional may purchase a security in one account while appropriately selling that same security in another account. Similarly, an Investment Professional may purchase the same security for the Global Fund and one or more other accounts at or about the same time.  In those instances the other accounts will have access to their respective holdings prior to the public disclosure of the Global Fund’s holdings. In addition, some of these accounts have fee structures, including performance fees, which are or have the potential to be higher, in some cases significantly higher, than the fees Wellington Management receives for managing the Global Fund.  Because incentive payments paid by Wellington Management to the Investment Professionals are tied to revenues earned by Wellington Management and, where noted, to the performance achieved by the manager in each account, the incentives associated with any given account may be significantly higher or lower than those associated with other accounts managed by a given Investment Professional.  Finally, the Investment Professionals may hold shares or investments in the other pooled investment vehicles and/or other accounts identified above.

Wellington Management’s goal is to meet its fiduciary obligation to treat all clients fairly and provide high quality investment services to all of its clients.  Wellington Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients.  In addition, Wellington Management monitors a variety of areas, including compliance with primary account guidelines, the allocation of IPOs, and compliance with the firm’s Code of Ethics, and places additional investment restrictions on investment professionals who manage hedge funds and certain other accounts.  Furthermore, senior investment and business personnel at Wellington Management periodically review the performance of Wellington Management’s investment professionals. Although Wellington Management does not track the time an investment professional spends on a single account, Wellington Management does periodically assess whether an investment professional has adequate time and resources to effectively manage the investment professional’s various client mandates.

Paradigm Capital Management’s Portfolio Managers:

Each of Paradigm Capital Management’s portfolio managers also manages one other First Investors mutual fund other than the Fund covered by this SAI, other mutual funds, and multiple institutional accounts.  The other First Investors mutual fund is managed similarly to the Fund that is covered by this SAI, except to the extent required by differences in cash flow, investment policy or law.  The side-by-side management of First Investors Funds and the other accounts presents a variety of potential conflicts of interest.  For example, the portfolio managers may purchase or sell securities for one portfolio and not another portfolio, and the performance of securities purchased for one portfolio may vary from the performance of securities purchased for other portfolios.  The portfolio managers may also want to buy the same security for two Funds that they manage or a Fund and a non-fund account.  In some cases, there may not be sufficient amounts of the securities available to cover the needs of all the accounts managed by Paradigm Capital Management.

Paradigm Capital Management’s goal is to treat all clients fairly and provide high quality investment services.  Paradigm Capital Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, that it believes address the conflicts associated with managing multiple accounts.  Paradigm Capital Management utilizes a pro-rata allocation methodology for the purchase and sale of securities common to more than one portfolio.  An exception to the pro-rata allocation methodology can be made for tax considerations and specific client mandates, including directed brokerage specifications.

Vontobel’s Portfolio Manager:

Vontobel’s portfolio manager is responsible for the day-to-day management of one other First Investors mutual fund other than the Fund covered by this SAI, other mutual funds, multiple pooled vehicles and institutional accounts.  The portfolio manager has a team of analysts that conduct screening of companies that must meet Vontobel’s strict investment criteria.  This screening process yields an investment universe from which each portfolio that Vontobel manages is built.  The side-by-side management of First Investors Funds and other accounts presents a variety of potential conflicts of interest.  For example, the portfolio manager may purchase or sell securities for one portfolio and not another portfolio.  The performance of securities within one portfolio may differ from the performance of securities in another portfolio.  In some cases, there may not be a sufficient amount of securities available to fulfill the complete allocation of said securities amongst all client accounts.

It is the goal of Vontobel, as a fiduciary, to treat all clients in a fair and equitable manner.  Vontobel has designed policies and procedures, including policies and procedures for brokerage and trade allocation.  Vontobel believes that the policies and procedures it has implemented are reasonably designed to detect and remedy the types of conflicts associated with managing multiple portfolios.

Smith’s Portfolio Managers:

Smith’s portfolio managers are responsible for the day-to-day management of one other First Investors mutual fund other than the Fund covered by this SAI, other mutual funds, multiple pooled vehicles and multiple institutional accounts.  Potential conflicts of interest may be presented in connection with the portfolio manager’s management of the Fund’s investments, on one hand, and the investments of other accounts, on the other, such as conflicts of interest related to the aggregation of trades, the allocation of investment opportunities, contrary client positions and employee securities trading.  Smith has established written policies and procedures relating to its investment management and trading practices that are designed to ensure that such conflicts are addressed appropriately and that clients are treated fairly.  On occasion, employees of Smith may purchase or sell, for their own accounts, securities also invested in by clients or recommended to clients.  Smith maintains a code of ethics that is designed to prevent the conflicts of interest presented by employees personal securities transactions.

C.   Structure of Portfolio Managers Compensation for Fiscal Year Ended September 30, 2011

FIMCO’s Portfolio Managers:

Each FIMCO portfolio manager of each Fund covered by this SAI receives a salary.  Each portfolio manager also receives a bonus with respect to each Fund that he manages if the Fund’s performance ranks in the middle quintile or higher of the funds in its selected Lipper Peer Group as of the end of the calendar year.  The rate of the bonus (in basis points) increases in steps as the Fund’s performance ranking increases within the Fund’s selected Lipper Peer Group.  A portion of the bonus is dependent on other performance factors, including the portfolio manager’s compliance record.  The amount of the bonus is computed by multiplying the applicable bonus rate by the average net management fee received by FIMCO for managing the Fund during the year.  In the case of a Fund that has more than one portfolio manager, the bonus may be shared.  In addition to the bonuses that they may receive on the Funds that they manage, FIMCO’s Directors of Equity and Fixed Income are also entitled to receive a percentage of any bonus that is earned by a portfolio manager who reports to them. All bonuses (including those earned by the Directors of Equities and Fixed Income) are paid as follows:  one-third of the bonus is paid within the first quarter of the following year and the remaining amount is invested in the Fund and then paid in two installments over the next two years.  In the case of each bonus installment, the portfolio manager must remain actively employed by FIMCO and be in good standing with FIMCO until each installment is paid; otherwise the installment is forfeited.   Each portfolio manager is also entitled to participate on the same basis as other employees in the profit sharing plan that is offered by FIMCO’s parent company.  The amount that is contributed to this plan is determined in the sole discretion of the parent company based upon the overall profitability of FIMCO and its affiliates from all lines of business.  The profitability of FIMCO is an important factor in determining the amount of this contribution.

The following chart shows each Fund’s Lipper Peer Group for purposes of determining each portfolio manager’s bonus for the fiscal year end September 30, 2011.

Fund	Lipper Peer Group
Total Return	Lipper Mixed Asset Target Allocation-Moderate Funds
Value	Lipper Equity Income Funds
Growth & Income	Lipper Multi-Cap Core Funds
Opportunity	Lipper Mid-Cap Core Funds

In addition to managing the Fund covered by this SAI and other First Investors Funds, Mr. Wagner is also primarily responsible for managing the fixed income investments in the parent company’s own profit sharing plan and the investment accounts of FIMCO and its life insurance company affiliate (collectively, “the proprietary accounts”).  In addition to managing certain Funds covered by this SAI and other First Investors Funds, Mr. Miska is primarily responsible for managing the equity investments in the parent company’s profit sharing plan and the investment accounts of FIMCO.  Mr. Wagner and Mr. Miska do not receive any compensation (apart from their normal FIMCO salary and entitlement to participate on the same basis as other employees in the parent company’s profit sharing plan) for managing the investments of the proprietary accounts.  Nor do they receive any form of bonus for assisting in the management of the proprietary accounts.  Although Messrs. Wagner and Miska do not receive any compensation or bonus for managing the proprietary accounts, as discussed above, they are participants in the parent company’s profit sharing plan.  Moreover, the proprietary accounts invest in assets that are eligible investments for the Funds that Messrs. Wagner and Miska manage or oversee in their capacities as Directors of Fixed Income and Equities.  Thus, in theory, they could have an economic incentive to favor the proprietary accounts over the Funds in determining which investments to buy, sell or hold.  FIMCO monitors trading in the proprietary accounts to address such potential conflicts.

Wellington Management’s Portfolio Managers:

Wellington Management receives a fee based on the assets under management of the Global Fund as set forth in the Subadvisory Agreement between Wellington Management and FIMCO on behalf of the Global Fund.  Wellington Management pays its investment professionals out of its total revenues, including the advisory fees earned with respect to the Global Fund.  The following information relates to the fiscal year ended September 30, 2011.

Wellington Management’s compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to its clients.  Wellington Management’s compensation of the Fund’s portfolio managers listed in the prospectus who are primarily responsible for the day-to-day management of the Fund (“the Investment Professionals”) includes a base salary and incentive components.  The base salary for each Investment Professional who is a partner of Wellington Management is generally a fixed amount that is determined by the Managing Partners of the firm.  The base salary for the other Investment Professionals is determined by the Investment Professionals’ experience and performance in their roles as an Investment Professional.  Base salaries for Wellington Management’s employees are reviewed annually and may be adjusted based on the recommendation of an Investment Professional’s manager, using guidelines established by Wellington Management's Compensation Committee, which has final oversight responsibility for base salaries of employees of the firm.  Each Investment Professional is eligible to receive an incentive payment based on the revenues earned by Wellington Management from the Global Fund and generally each other account managed by such Investment Professional.  Each Investment Professional’s incentive payment relating to the Global Fund is linked to the gross pre-tax performance of the portion of the Global Fund compared to the benchmark index and/or peer group identified below over one- and three-year periods, with an emphasis on three-year results.  Wellington Management applies similar incentive compensation structures (although the benchmarks or peer groups, time periods and rates may differ) to other accounts managed by the Investment Professionals, including accounts with performance fees.  Portfolio-based incentives across all accounts managed by an investment professional can, and typically do, represent a significant portion of an investment professional’s overall compensation; incentive compensation varies significantly by individual and can vary significantly from year to year.  The Investment Professionals may also be eligible for bonus payments based on their overall contribution to Wellington Management’s business operations.  Senior management at Wellington Management may reward individuals as it deems appropriate based on other factors.  Each partner of Wellington Management is eligible to participate in a partner-funded tax-qualified retirement plan, the contributions to which are made pursuant to an actuarial formula.  Messrs. Boggan, Choumenkovitch and Megargel are partners of the firm.

Fund	Benchmark Index and/or Peer Group
Global (US portion)	S&P 500 Index (Megargel, Kripke and Boggan)
Global (non-US portion)	MSCI World ex US Index (Choumenkovitch and Stilwell)

Paradigm Capital Management’s Portfolio Managers:

Messrs. Ronovech’s and Vyorst’s compensation, which is paid by Paradigm, for managing the Special Situations Fund, other investment companies, institutional accounts and/or high net worth accounts, consist of a base salary plus a discretionary bonus.  The discretionary bonus is based on a combination of their performance versus the benchmark, and their performance versus their peers.  In addition, Mr. Vyorst receives a fixed percentage of the fees earned for the high net worth assets he manages.

Mr. Ronovech and Mr. Vyorst also participate in Paradigm Capital Management’s Employee Stock Ownership Plan.  Under the Employee Stock Ownership Plan, each share increases in value as revenues grow.

Fund	Benchmark Index and/or Peer Group
Special Situations	Russell 2000 Index

Vontobel’s Portfolio Manager:

Mr. Jain’s compensation, which is paid by Vontobel, consists of a base salary plus a percentage share in the advisory fee revenue that the assets under management in his strategies generate.  A significant part of his revenue is deferred.

Smith’s Portfolio Managers:

Smith is paid a fee based on the assets under management as set forth in the Subadvisory Agreement between Smith and FIMCO on behalf of the Fund.  Smith pays its portfolio managers out of its total revenues and other resources, including fees earned as determined under the Subadvisory Agreement.

All Portfolio Managers receive a base salary plus a bonus that reflects his or her overall performance and contribution to Smith.  Performance is evaluated on several quantitative and qualitative criteria including quality of stock research, investment performance (which is based on multiple factors that Smith takes into consideration), client service, quantitative research, and marketing.  As a mechanism for retaining key personnel, Smith has an active program to distribute partnership shares to all key employees.

D.  Portfolio Manager Fund Ownership for Fiscal Year Ended September 30, 2011

FIMCO’s Portfolio Managers:
Name	Funds covered by this SAI	Dollar Range of Fund Ownership (dollars)*
Edwin D. Miska	Total Return	$10,001-$50,000
	Growth & Income	$50,001-$100,000
	Opportunity	$10,001-$50,000
Clark Wagner	Total Return	$10,001-$50,000
Steven S. Hill	Opportunity	$100,001-$500,000
Sean Reidy	Value	None
	Growth & Income	$1-$10,000
* The amounts shown do not include any deferred bonuses earned by FIMCO’s Portfolio Managers that may have been invested in the Fund that they manage as further described under section “C. Structure of Portfolio Managers Compensation for Fiscal Year Ended September 30, 2011”.  The ownership ranges may have been higher for certain Funds if such bonuses were reflected in the chart.

Wellington Management’s Portfolio Managers:
Name	Funds covered by this SAI	Dollar Range of Fund Ownership (dollars)
Matthew E. Megargel	Global	None
Francis J. Boggan	Global	None
Jeffrey L. Kripke	Global	None
Nicolas M. Choumenkovitch	Global	None
Tara Connolly Stilwell	Global	None

Paradigm Capital Management’s Portfolio Managers:
Name	Funds covered by this SAI	Dollar Range of Fund Ownership (dollars)
Jonathan S. Vyorst	Special Situations	None
Jason V. Ronovech	Special Situations	None

Vontobel’s Portfolio Manager:
Name	Funds covered by this SAI	Dollar Range of Fund Ownership (dollars)
Rajiv Jain	International	None

Smith’s Portfolio Managers:
Name	Funds covered by this SAI	Dollar Range of Fund Ownership (dollars)
Stephen S. Smith	Select Growth	None
John D. Brim	Select Growth	None
Eivind Olsen	Select Growth	None

UNDERWRITER AND DEALERS

Part II of this SAI describes the Underwriting Agreement of each Fund that has an underwriting agreement with First Investors Corporation (“FIC”), the applicable sales charge on Class A shares expressed both as a percentage of the offering price and net amount invested, and the dealer concession that is paid by FIC to outside dealers expressed as a percentage of the offering price.

The following tables list the underwriting fees and other compensation paid to FIC during the fiscal years ended September 30, 2009, 2010 and 2011:

Fiscal Year Ended 9/30/09
Fund	Net Underwriting Discounts and Commissions	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation*
Total Return	$1,736,860	$29,393	N/A	N/A
Value	$1,638,058	$31,932	N/A	N/A
Growth & Income	$2,936,450	$47,187	N/A	N/A
Global	$1,066,108	$8,261	N/A	N/A
Select Growth	$1,172,506	$28,012	N/A	N/A
Opportunity	$1,744,862	$32,561	N/A	N/A
Special Situations	$4,277,110	$12,077	N/A	N/A
International	$959,483	$11,625	N/A	N/A

Fiscal Year Ended 9/30/10
Fund	Net Underwriting Discounts and Commissions	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation*
Total Return	$2,129,355	$26,213	N/A	N/A
Value	$1,666,497	$18,029	N/A	N/A
Growth & Income	$3,169,687	$38,171	N/A	N/A
Global	$1,329,423	$8,530	N/A	N/A
Select Growth	$1,096,541	$23,150	N/A	N/A
Opportunity	$2,049,634	$23,557	N/A	N/A
Special Situations	$1,245,824	$17,454	N/A	N/A
International	$971,642	$7,152	N/A	N/A

Fiscal Year Ended 9/30/11
Fund	Net Underwriting Discounts and Commissions	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation*
Total Return	$2,735,514	$28,328	N/A	N/A
Value	$1,695,647	$16,678	N/A	N/A
Growth & Income	$3,595,848	$31,754	N/A	N/A
Global	$1,397,887	$12,971	N/A	N/A
Select Growth	$1,214,438	$17,956	N/A	N/A
Opportunity	$2,461,861	$20,976	N/A	N/A
Special Situations	$1,469,304	$14,449	N/A	N/A
International	$966,509	$6,003	N/A	N/A
*As shown in a separate chart, FIC may receive distribution fees (i.e., Rule 12b-1 fees) from each Fund covered by this SAI.

DISTRIBUTION PLANS

Part II of this SAI describes the distribution plans of those Funds which have adopted such plans.  For the fiscal year ended September 30, 2011, the Funds paid the following in fees pursuant to their plans:

Class A
Fund	Compensation to Underwriter	Compensation to Dealers	Compensation to Sales Personnel	Total Distribution Plan Fees Paid
Total Return	$505,463	$35,651	$660,920	$1,202,034
Value	$456,836	$36,524	$591,897	$1,085,257
Growth & Income	$907,985	$58,403	$1,156,304	$2,122,692
Global	$405,121	$18,621	$446,430	$870,172
Select Growth	$281,254	$14,425	$361,069	$656,748
Opportunity	$605,415	$46,765	$772,981	$1,425,161
Special Situations	$415,467	$39,780	$513,210	$968,457
International	$178,417	$5,417	$230,376	$414,210

Class B
Fund	Compensation to Underwriter	Compensation to Dealers	Compensation to Sales Personnel	Total Distribution Plan Fees Paid
Total Return	$106,507	$3,861	$50,511	$160,879
Value	$71,056	$2,902	$32,918	$106,876
Growth & Income	$164,024	$8,650	$83,938	$256,612
Global	$34,492	$3,021	$24,999	$62,512
Select Growth	$54,673	$3,382	$26,533	$84,588
Opportunity	$133,889	$7,149	$60,473	$201,511
Special Situations	$48,930	$3,004	$24,382	$76,316
International	$18,472	$407	$16,138	$35,017

ALLOCATION OF PORTFOLIO BROKERAGE

Part II of this SAI describes the brokerage allocation policies of the First Investors Funds.  Set forth below are tables containing information concerning the commissions paid by the Funds for the prior three fiscal years as well as any investments that they have made in their regular broker-dealers (or their parent companies) during the past fiscal year.  In addition, the amounts listed below under “Commissions Paid for Research Services” and “Transactions for Which Commissions Paid for Research Services” include only commissions paid for third-party research.  The Funds also direct commissions to full service broker-dealers that offer proprietary research on a “bundled” basis.  The amounts paid to full-service broker-dealers are included below under “Total Commissions Paid” but are not reflected in the other two columns.

Commissions Paid Fiscal Year Ended 9/30/09
Fund	Total Commissions Paid	Commissions Paid for Research Services	Transactions for Which Commissions Paid for Research Services
Total Return	$212,387	$160,155	$73,286,751
Value	$165,493	$105,924	$49,772,631
Growth & Income	$526,943	$386,126	$180,038,696
Global	$490,016	$31,788	$9,617,275
Select Growth	$419,307	$139,769	$406,748,393
Opportunity	$486,993	$363,050	$158,499,684
Special Situations*	$415,447	$0	$0
International	$196,717	$38,091	$23,948,199
* The Trustees authorized the Fund’s subadviser, Paradigm Capital Management, to pay commissions generated by the Special Situations Fund to an affiliated broker-dealer, CL King & Associates (“CL King”) in accordance with procedures adopted by the Special Situations Fund pursuant to Rule 17e-1 of the 1940 Act.  During the fiscal year ended September 30, 2009, the Special Situations Fund: (i) paid $147,953 to CL King, representing 35.61% of its Total Commissions Paid; and (ii) engaged in transactions with CL King valued at $109,058,517, representing 44.47% of its aggregate transactions.

Commissions Paid Fiscal Year Ended 9/30/10
Fund	Total Commissions Paid	Commissions Paid for Research Services	Transactions for Which Commissions Paid for Research Services
Total Return	$256,311	$153,452	$74,233,870
Value	$222,501	$118,442	$67,174,841
Growth & Income	$647,320	$441,147	$214,130,706
Global	$381,990	$26,046	$33,284,907
Select Growth	$284,499	$94,833	$361,724,302
Opportunity	$669,038	$435,792	$194,302,084
Special Situations*	$454,707	$0	$0
International	$131,473	$43,539	$25,862,942
* The Trustees authorized the Fund’s subadviser, Paradigm Capital Management, to pay commissions generated by the Special Situations Fund to an affiliated broker-dealer, CL King & Associates (“CL King”) in accordance with procedures adopted by the Special Situations Fund pursuant to Rule 17e-1 of the 1940 Act.  During the fiscal year ended September 30, 2010, the Special Situations Fund: (i) paid $85,839 to CL King, representing 18.88% of its Total Commissions Paid; and (ii) engaged in transactions with CL King valued at $69,273,644, representing 20.55% of its aggregate transactions.

Commissions Paid Fiscal Year Ended 9/30/11
Fund	Total Commissions Paid	Commissions Paid for Research Services	Transactions for Which Commissions Paid for Research Services
Total Return	$271,791	$202,348	$117,054,933
Value	$314,723	$171,339	$83,792,623
Growth & Income	$604,689	$428,190	$245,141,773
Global	$509,142	$2,984	$3,388,049
Select Growth	$192,094	$82,899	$278,655,952
Opportunity	$640,112	$362,613	$183,549,092
Special Situations*	$611,398	$0	$0
International	$142,054	$27,004	$16,155,387
* The Trustees authorized the Fund’s subadviser, Paradigm Capital Management, to pay commissions generated by the Special Situations Fund to an affiliated broker-dealer, CL King & Associates (“CL King”) in accordance with procedures adopted by the Special Situations Fund pursuant to Rule 17e-1 of the 1940 Act.  During the fiscal year ended September 30, 2011, the Special Situations Fund: (i) paid $95,746 to CL King, representing 15.66% of its Total Commissions Paid; and (ii) engaged in transactions with CL King valued at $92,158,371, representing 21.20% of its aggregate transactions.

Ownership of Regular Broker-Dealers and/or their Parent Companies during the Past Fiscal Year
Fund	Broker-Dealer	Parent Co.	9/30/11 Market Value
Total Return:	Bank of America Corp.		$950,809
	Goldman Sachs		$1,037,657
	JPMorgan Chase & Co.		$4,639,806
	Merrill Lynch & Co., Inc.	Bank of America Corp.	$967,965
	Morgan Stanley		$1,752,052
	Wells Fargo & Company		$2,099,651
Value:	JPMorgan Chase & Co.		$3,548,136
	Morgan Stanley		$1,062,450
	Wells Fargo & Company		$3,340,620
Growth & Income:	JPMorgan Chase & Co.		$6,718,627
	Morgan Stanley		$2,237,625
	Wells Fargo & Company		$2,664,054
Global:	Barclays PLC		$1,147,527
	Goldman Sachs		$762,073
	JPMorgan Chase & Co.		$1,697,563
	Wells Fargo & Company		$1,088,897
Select Growth:	None		$0
Opportunity:	None		$0
Special Situations:	Knight Capital Group, Inc.		$8,488,896
International:	None		$0

ADDITIONAL INFORMATION CONCERNING PURCHASES, REDEMPTIONS,

PRICING AND SHAREHOLDER SERVICES

Additional information concerning purchases, redemptions, pricing and shareholder services is set forth in Part II of this SAI.  This information does not repeat information already discussed in the applicable Fund prospectus.  Additional information concerning the determination of Net Asset Value (“NAV”) is also set forth in Part II of this SAI.

TAX INFORMATION

Information concerning tax laws applicable to the Funds is set forth in Part II of this SAI.

BENEFICIAL OWNERSHIP INFORMATION

As of January 10, 2012, no shareholders owned of record or beneficially owned 5% or more of the outstanding Class A or Class B shares of any Fund covered by this SAI.

FINANCIAL STATEMENTS

The Funds incorporate by reference the financial statements and reports of an independent registered public accounting firm contained in the annual reports to shareholders for the fiscal year ended September 30, 2011.

APPENDIX A
INVESTMENT STRATEGIES USED BY THE FIRST INVESTORS EQUITY FUNDS

The investment strategies that may be used by each Fund, including strategies to invest in particular types of securities or financial instruments, are listed below. The investment strategies that each Fund currently uses or currently anticipates using are noted by a check (✓) mark.  The investment strategies that each Fund does not currently anticipate using are noted by a dash (─) mark.  These notations only represent the current intentions of the Funds with respect to using the checked investment strategies.  Each Fund may engage in any of the investment strategies listed, even if it has no current intention to do so as noted, as long as there is no specific investment policy prohibiting the Fund from engaging in the strategy. Each Fund also reserves the right to alter its investment strategies or to use other strategies to the extent permitted by its investment policies and applicable regulatory requirements.  The investment policies of each Fund are set forth in its prospectus and Appendix B of this SAI.  The investment strategies listed below, and their associated risks, are described in Part II of this SAI.

Total Return Fund	✓ Fund uses or currently anticipates using	─ Fund does not currently anticipate using
Debt Securities	✓
Commercial Paper and Other Short-Term Investments*	✓
Corporate Bonds and Notes	✓
Convertible Debt Securities	─
High Yield Securities	✓
Mortgage-Backed Securities	✓
Other Asset-Backed Securities	✓
Municipal Securities	✓
Syndicated Bank Loans	─
U.S. Government Securities*	✓
Variable and Floating Rate Securities	✓
Zero Coupon and Pay-In-Kind Bonds	─
Equity Securities	✓
Common Stocks, Preferred Stocks, and Warrants	✓
Shares of Other Investment Companies	✓
Shares of Exchange Traded Funds	✓
Real Estate Investment Trusts	✓
Foreign Securities Exposure	✓
Depository Receipts	✓
Foreign Securities Traded in the U.S.	✓
Foreign Securities Traded in Foreign Markets	─
Foreign Securities Traded in Emerging Markets	─
Foreign Currency	─
Derivatives	─
Credit-Linked Securities	─
Inverse Floaters	─
Interest Rate Swaps	─
Options	─
Futures	─
Forwards	─
Restricted and Illiquid Securities	✓
When-Issued Securities	✓
Stand-By Commitments	─
Repurchase Agreements	─
Temporary Borrowing	✓
Temporary Defensive Investments	✓
*The Adviser may invest the Fund’s cash balance in U.S. Government securities and other short-term investments.

I-A-1

Value Fund	✓ Fund uses or currently anticipates using	─ Fund does not currently anticipate using
Debt Securities	✓
Commercial Paper and Other Short-Term Investments*	✓
Corporate Bonds and Notes	─
Convertible Debt Securities	─
High Yield Securities	─
Mortgage-Backed Securities	─
Other Asset-Backed Securities	─
Municipal Securities	─
Syndicated Bank Loans	─
U.S. Government Securities*	✓
Variable and Floating Rate Securities	─
Zero Coupon and Pay-In-Kind Bonds	✓
Equity Securities	✓
Common Stocks, Preferred Stocks, and Warrants	✓
Shares of Other Investment Companies	✓
Shares of Exchange Traded Funds	✓
Real Estate Investment Trusts	✓
Foreign Securities Exposure	✓
Depository Receipts	✓
Foreign Securities Traded in the U.S.	✓
Foreign Securities Traded in Foreign Markets	─
Foreign Securities Traded in Emerging Markets	─
Foreign Currency	─
Derivatives	✓
Credit-Linked Securities	─
Inverse Floaters	─
Interest Rate Swaps	─
Options	✓
Futures	─
Forwards	─
Restricted and Illiquid Securities	✓
When-Issued Securities	─
Stand-By Commitments	─
Repurchase Agreements	─
Temporary Borrowing	✓
Temporary Defensive Investments	✓
*The Adviser may invest the Fund’s cash balance in U.S. Government securities and other short-term investments.

I-A-2

Growth & Income Fund	✓ Fund uses or currently anticipates using	─ Fund does not currently anticipate using
Debt Securities	✓
Commercial Paper and Other Short-Term Investments*	✓
Corporate Bonds and Notes	─
Convertible Debt Securities	─
High Yield Securities	─
Mortgage-Backed Securities	─
Other Asset-Backed Securities	─
Municipal Securities	─
Syndicated Bank Loans	─
U.S. Government Securities*	✓
Variable and Floating Rate Securities	─
Zero Coupon and Pay-In-Kind Bonds	─
Equity Securities	✓
Common Stocks, Preferred Stocks, and Warrants	✓
Shares of Other Investment Companies	✓
Shares of Exchange Traded Funds	✓
Real Estate Investment Trusts	✓
Foreign Securities Exposure	✓
Depository Receipts	✓
Foreign Securities Traded in the U.S.	✓
Foreign Securities Traded in Foreign Markets	─
Foreign Securities Traded in Emerging Markets	─
Foreign Currency	─
Derivatives	─
Credit-Linked Securities	─
Inverse Floaters	─
Interest Rate Swaps	─
Options	─
Futures	─
Forwards	─
Restricted and Illiquid Securities	✓
When-Issued Securities	─
Stand-By Commitments	─
Repurchase Agreements	─
Temporary Borrowing	✓
Temporary Defensive Investments	✓
*The Adviser may invest the Fund’s cash balance in U.S. Government securities and other short-term investments.

I-A-3

Global Fund	✓ Fund uses or currently anticipates using	─ Fund does not currently anticipate using
Debt Securities	✓
Commercial Paper and Other Short-Term Investments*	✓
Corporate Bonds and Notes	─
Convertible Debt Securities	─
High Yield Securities	─
Mortgage-Backed Securities	─
Other Asset-Backed Securities	─
Municipal Securities	─
Syndicated Bank Loans	─
U.S. Government Securities*	✓
Variable and Floating Rate Securities	─
Zero Coupon and Pay-In-Kind Bonds	─
Equity Securities	✓
Common Stocks, Preferred Stocks, and Warrants	✓
Shares of Other Investment Companies	✓
Shares of Exchange Traded Funds	✓
Real Estate Investment Trusts	✓
Foreign Securities Exposure	✓
Depository Receipts	✓
Foreign Securities Traded in the U.S.	✓
Foreign Securities Traded in Foreign Markets	✓
Foreign Securities Traded in Emerging Markets	✓
Foreign Currency	✓
Derivatives	─
Credit-Linked Securities	─
Inverse Floaters	─
Interest Rate Swaps	─
Options	─
Futures	─
Forwards	✓
Restricted and Illiquid Securities	✓
When-Issued Securities	✓
Stand-By Commitments	─
Repurchase Agreements	─
Temporary Borrowing	✓
Temporary Defensive Investments	✓
*The Adviser may invest the Fund’s cash balance in U.S. Government securities and other short-term investments.

I-A-4

Select Growth Fund	✓ Fund uses or currently anticipates using	─ Fund does not currently anticipate using
Debt Securities	✓
Commercial Paper and Other Short-Term Investments*	✓
Corporate Bonds and Notes	─
Convertible Debt Securities	─
High Yield Securities	─
Mortgage-Backed Securities	─
Other Asset-Backed Securities	─
Municipal Securities	─
Syndicated Bank Loans	─
U.S. Government Securities*	✓
Variable and Floating Rate Securities	─
Zero Coupon and Pay-In-Kind Bonds	─
Equity Securities	✓
Common Stocks, Preferred Stocks, and Warrants	✓
Shares of Other Investment Companies	✓
Shares of Exchange Traded Funds	✓
Real Estate Investment Trusts	✓
Foreign Securities Exposure	✓
Depository Receipts	✓
Foreign Securities Traded in the U.S.	✓
Foreign Securities Traded in Foreign Markets	─
Foreign Securities Traded in Emerging Markets	─
Foreign Currency	─
Derivatives	─
Credit-Linked Securities	─
Inverse Floaters	─
Interest Rate Swaps	─
Options	─
Futures	─
Forwards	─
Restricted and Illiquid Securities	✓
When-Issued Securities	─
Stand-By Commitments	─
Repurchase Agreements	─
Temporary Borrowing	✓
Temporary Defensive Investments	✓
*The Adviser may invest the Fund’s cash balance in U.S. Government securities and other short-term investments.

I-A-5

Opportunity Fund	✓ Fund uses or currently anticipates using	─ Fund does not currently anticipate using
Debt Securities	✓
Commercial Paper and Other Short-Term Investments*	✓
Corporate Bonds and Notes	─
Convertible Debt Securities	─
High Yield Securities	─
Mortgage-Backed Securities	─
Other Asset-Backed Securities	─
Municipal Securities	─
Syndicated Bank Loans	─
U.S. Government Securities*	✓
Variable and Floating Rate Securities	─
Zero Coupon and Pay-In-Kind Bonds	─
Equity Securities	✓
Common Stocks, Preferred Stocks, and Warrants	✓
Shares of Other Investment Companies	✓
Shares of Exchange Traded Funds	✓
Real Estate Investment Trusts	✓
Foreign Securities Exposure	✓
Depository Receipts	✓
Foreign Securities Traded in the U.S.	✓
Foreign Securities Traded in Foreign Markets	─
Foreign Securities Traded in Emerging Markets	─
Foreign Currency	─
Derivatives	─
Credit-Linked Securities	─
Inverse Floaters	─
Interest Rate Swaps	─
Options	─
Futures	─
Forwards	─
Restricted and Illiquid Securities	✓
When-Issued Securities	─
Stand-By Commitments	─
Repurchase Agreements	─
Temporary Borrowing	✓
Temporary Defensive Investments	✓
*The Adviser may invest the Fund’s cash balance in U.S. Government securities and other short-term investments.

I-A-6

Special Situations Fund	✓ Fund uses or currently anticipates using	─ Fund does not currently anticipate using
Debt Securities	✓
Commercial Paper and Other Short-Term Investments*	✓
Corporate Bonds and Notes	─
Convertible Debt Securities	─
High Yield Securities	─
Mortgage-Backed Securities	─
Other Asset-Backed Securities	─
Municipal Securities	─
Syndicated Bank Loans	─
U.S. Government Securities*	✓
Variable and Floating Rate Securities	─
Zero Coupon and Pay-In-Kind Bonds	─
Equity Securities	✓
Common Stocks, Preferred Stocks, and Warrants	✓
Shares of Other Investment Companies	✓
Shares of Exchange Traded Funds	✓
Real Estate Investment Trusts	✓
Foreign Securities Exposure	✓
Depository Receipts	✓
Foreign Securities Traded in the U.S.	✓
Foreign Securities Traded in Foreign Markets	✓
Foreign Securities Traded in Emerging Markets	─
Foreign Currency	─
Derivatives	─
Credit-Linked Securities	─
Inverse Floaters	─
Options	─
Futures	─
Forwards	─
Interest Rate Swaps	─
Restricted and Illiquid Securities	✓
When-Issued Securities	─
Stand-By Commitments	─
Repurchase Agreements	─
Temporary Borrowing	✓
Temporary Defensive Investments	✓
*The Adviser may invest the Fund’s cash balance in U.S. Government securities and other short-term investments.

I-A-7

International Fund	✓ Fund uses or currently anticipates using	─ Fund does not currently anticipate using
Debt Securities	✓
Commercial Paper and Other Short-Term Investments*	✓
Corporate Bonds and Notes	─
Convertible Debt Securities	─
High Yield Securities	─
Mortgage-Backed Securities	─
Other Asset-Backed Securities	─
Municipal Securities	─
Syndicated Bank Loans	─
U.S. Government Securities*	✓
Variable and Floating Rate Securities	─
Zero Coupon and Pay-In-Kind Bonds	─
Equity Securities	✓
Common Stocks, Preferred Stocks, and Warrants	✓
Shares of Other Investment Companies	✓
Shares of Exchange Traded Funds	✓
Real Estate Investment Trusts	✓
Foreign Securities Exposure	✓
Depository Receipts	✓
Foreign Securities Traded in the U.S.	✓
Foreign Securities Traded in Foreign Markets	✓
Foreign Securities Traded in Emerging Markets	✓
Foreign Currency	✓
Derivatives	✓
Credit-Linked Securities	─
Inverse Floaters	─
Interest Rate Swaps	─
Options	✓
Futures	─
Forwards	✓
Restricted and Illiquid Securities	✓
When-Issued Securities	✓
Stand-By Commitments	─
Repurchase Agreements	─
Temporary Borrowing	✓
Temporary Defensive Investments	✓
*The Adviser may invest the Fund’s cash balance in U.S. Government securities and other short-term investments.

I-A-8

APPENDIX B
INVESTMENT POLICIES OF THE FIRST INVESTORS EQUITY FUNDS

The following is a list of the investment policies of each Fund other than those policies that are set forth in the Fund’s prospectus.  Each Fund’s investment policies are designed to set limits on or prohibit the Fund from engaging in specified investment strategies.  For a description of the investment strategies that each Fund actually uses or currently contemplates using, you should review the prospectus for the Fund and Appendix A of this SAI.

Each Fund also has adopted the investment policies that are set forth below.  Unless identified as non-fundamental, these investment policies are fundamental policies which may not be changed without the affirmative vote of a majority of the outstanding voting securities of the Fund, as defined by the Investment Company Act of 1940, as amended (the “1940 Act”).  As defined by the 1940 Act, a “vote of a majority of the outstanding voting securities of the Fund” means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares present at a meeting, if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

Each Fund’s investment objective is a non-fundamental policy of the Fund.  Non-fundamental policies may be changed by the Board of Trustees (“Board”) without shareholder approval.  Except with respect to borrowing, or as otherwise expressly provided, changes in values of a Fund’s assets will not cause a violation of the Fund’s investment policies.

Fundamental Policies:

Each Fund may not:

(1)           Borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

(2)           Issue senior securities, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

(3)           Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

(4)           Except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief, with respect to 75% of the Fund’s total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, and securities of other investment companies) if, as a result, (a) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

(5)           Except for any Fund that is “concentrated” in an industry or group of industries within the meaning of the 1940 Act, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry.

(6)           Purchase or sell real estate, except that, to the extent permitted by applicable law, each Fund may (a) invest in securities or other instruments directly or indirectly secured by real estate, and (b) invest in securities or other instruments issued by issuers that invest in real estate.

(7)           Purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent a Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), and options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities.

(8)           Underwrite securities issued by others, except to the extent that a Fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended (“1933 Act”) in the disposition of restricted securities or in connection with investment in other investment companies.

I-B-1

Non-Fundamental Policies:

The Total Return Fund has adopted the following non-fundamental investment restriction, which may be changed without shareholder approval:

(1)           The Fund may invest in credit-linked securities, provided that no more than 10% of the Fund’s net assets are invested in credit-linked securities.

I-B-2

Statement of Additional Information Part II
dated January 31, 2012

Part II of this SAI describes policies and practices that apply to each of the Funds in the First Investors Family of Funds, except as otherwise indicated, including non-principal investment strategies that each of the Funds may use to a limited extent in addition to those that are described in its prospectus.  The First Investors Family of Funds (or “First Investors Funds”) consists of 4 registered investment companies:  First Investors Equity Funds, First Investors Income Funds, First Investors Tax Exempt Funds and First Investors Life Series Funds.  The term “Fund” as used herein includes each individual series of an investment company, except as otherwise indicated.

DESCRIPTIONS OF INVESTMENT STRATEGIES AND RISKS

The following are descriptions of investment strategies that may be used by one or more of the Funds within the First Investors Family of Funds, as well as the risks of those strategies.  To determine which strategies are primarily used by a particular First Investors Fund, you must review the prospectus and Appendices A and B of Part I of the SAI with respect to such Fund.  The prospectus will identify the principal investment strategies of the Fund and the principal risks of those strategies.  Appendix A contains schedules listing the investment strategies that each Fund covered by the SAI currently intends to use.  The Funds may invest, to a limited degree, in any of the other securities described below even if they are not listed in the prospectus or checked in Appendix A.  Appendix B describes the investment policies that may limit or restrict the Fund’s ability to use certain investment strategies.  The references below to “Funds” or a “Fund” refer to those Funds that are authorized to invest in the described securities.

I.              Debt Securities

The Funds may invest in all of the debt securities described below.  The market value of most debt securities is influenced by changes in the level of interest rates.  Generally, as interest rates rise, the market value of a debt security decreases.  Conversely, as interest rates fall, the market value of a debt security increases.  This is referred to as interest rate risk.  Factors which could result in a rise in interest rates, and a decrease in the market value of a debt security, include an increase in inflation or inflation expectations, an increase in the rate of U.S. economic growth, an expansion in the Federal budget deficit and an increase in the price of commodities such as oil.

The market value of most debt securities is influenced by the credit risks associated with such security.  Credit risk is the risk that an issuer may not be able to pay principal and interest when due. The debt securities that are purchased by the Funds may be rated investment grade, may be rated below investment grade, or may be unrated.  Debt obligations rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”) or BBB or higher by Standard & Poor’s Ratings Services (“S&P”) are considered investment grade.  Bonds that are rated lower than Baa or BBB are considered below investment grade and are referred to as “High Yield Securities.”  In general, the lower the credit rating for a debt security, the higher the credit risk.  As discussed below, High Yield Securities are speculative and generally involve a higher risk of loss of principal and income than higher-rated debt securities.  Even debt obligations that are rated Baa by Moody’s or BBB by S&P have speculative characteristics.  For a discussion of investments in foreign government debt obligations and foreign debt securities, see Section III.  Foreign Securities Exposure and Section III.  Foreign Securities Exposure – B.  Foreign Securities Traded in the United States.

A.  Commercial Paper and Other Short-Term Investments.  The Funds may invest in commercial paper (which are short-term promissory notes issued by corporations), commercial bank obligations (such as certificates of deposit and bankers acceptances), and short-term obligations issued by the U.S. government, its agencies, or instrumentalities.  Commercial paper is generally sold without registration pursuant to exemptions under the Securities Act of 1933, such as Section 3(a)(3) or 4(2).  The commercial paper purchased by the Funds may be liquid or illiquid.  See “Restricted and Illiquid Securities” for risks associated with investing in restricted and illiquid securities.  The commercial paper purchased by the Funds may be rated or unrated.  The commercial paper purchased by the Funds may also take the form of short-term promissory notes that are backed by assets, such as credit card and other receivables.  See “Other Asset-Backed Securities.”  The Funds may invest indirectly in commercial paper and other short-term investments or in other money market investments.

B.  Corporate Bonds and Notes.  The Funds may invest in bonds and notes issued by corporations and other similar entities.  Corporate bonds and notes generally have maturities of between one and thirty years.  In general, the longer the maturity of a bond, the greater the interest rate risk.  The corporate bonds and notes that may be purchased by the Funds may be convertible into equity securities, which may also include hybrid securities.  See “Convertible Debt Securities.” The Funds may also invest in debt securities that are accompanied by warrants or rights that are convertible into the issuer’s equity securities.  The Funds may sell or retain such warrants or rights.

C.  Convertible Debt Securities.  The Funds may invest in convertible debt securities and/or hybrid securities.  A convertible debt security is generally a debt obligation that may be converted into the stock of the same or different issuer.  The value of a convertible bond may be dependent in part on the value of the issuer’s equity securities.

D.  Hybrid Securities.  Hybrid securities generally combine both debt and equity characteristics. The most common example is a convertible bond that has features of any ordinary bond, but is influenced by the price movements of the stock into which it is convertible. Hybrid securities can include a variety of features that allow them to exhibit changing proportions of debt and equity characteristics. As a result, it may be difficult to classify them as either debt or equity.

E.  High Yield Securities.  The Funds may invest in high yield, high risk securities also known as junk bonds (“High Yield Securities”), including securities of companies that are in default or undergoing bankruptcy or reorganization (“Distressed Securities”).  High Yield Securities include bonds that are rated below Baa by Moody’s or below BBB by S&P as well as unrated bonds that are determined by the Funds to be of equivalent quality.  High yield bond issuers include small or relatively new companies lacking the history or capital to merit investment grade status, former blue chip companies that have been downgraded because of financial problems, special purpose entities that are used to finance sales or leases of equipment or receivables, and firms with heavy debt loads.  High Yield Securities may be backed by receivables or other assets and may have zero-coupon or pay-in-kind structures.

Debt obligations, including convertible debt securities, rated lower than Baa by Moody’s or BBB by S&P, are speculative and generally involve a higher risk of loss of principal and income than higher-rated debt securities. The prices of High Yield Securities tend to be more sensitive to adverse economic changes or individual corporate developments than those of higher quality bonds. Periods of economic uncertainty and changes generally result in increased volatility in the market prices and yields of High Yield Securities. A significant economic downturn or a substantial period of rising interest rates could severely affect the market for High Yield Securities.  In these circumstances, issuers of High Yield Securities might have greater difficulty in making principal and interest payments, meeting projected business goals, and obtaining additional financing.  Thus, there could be a higher incidence of default. This would affect the value of such securities. Further, if the issuer of a security owned by a Fund defaults, that Fund might incur additional expenses to seek recovery.

The Funds could also incur a loss by investing in a High Yield Security due to an inaccurate evaluation of its credit risk.  There may be less information available about issuers of High Yield Securities than is available concerning issuers of higher quality debt.  Moreover, the credit ratings issued by credit rating services may not fully reflect the true risks of an investment.  For example, credit ratings typically evaluate the safety of principal and interest payments, not market value risk, of High Yield Securities.  Also, credit rating agencies may fail to change on a timely basis a credit rating to reflect changes in economic or company conditions that affect a security’s market value.

The market for High Yield Securities generally is thinner and less active than that for higher quality bonds, which may limit a Fund’s ability to sell such securities at reasonable prices in response to changes in the economy or the financial markets.  High Yield Securities are typically traded among a small number of broker-dealers.  Purchasers of High Yield Securities tend to be institutions, rather than individuals, which is a factor that further limits the secondary market.  A less active and thinner market for High Yield Securities than that available for higher quality securities may result in more difficulty in executing trades at favorable prices, particularly during unsettled market conditions.

The ability of a Fund to value or sell High Yield Securities will be adversely affected to the extent that such securities are thinly traded or illiquid.  During such periods, there may be less reliable objective information available and thus the task of valuing High Yield Securities becomes more difficult, with judgment playing a greater role.  Further, adverse publicity about the economy or a particular issuer may affect the public’s perception of the value, and thus liquidity, of a High Yield Security, whether or not such perceptions are based on a fundamental analysis.

If an issuer of a High Yield Security containing a redemption or call provision exercises either provision in a declining interest rate market, a Fund would have to replace the security, which could result in a decreased return for shareholders. Conversely, if a Fund experiences unexpected net redemptions in a rising interest rate market, it might be forced to sell certain securities, regardless of investment merit.  This could result in decreasing the assets to which Fund expenses could be allocated and in a reduced rate of return for that Fund.

A High Yield Security may itself be convertible into or exchangeable for equity securities, or may carry with it the right to acquire equity securities evidenced by warrants attached to the security or acquired as part of a unit with the security.  To the extent permitted by a Fund’s investment policies, securities received upon conversion or exercise of warrants and securities remaining upon the break-up of units or detachment of warrants may be retained to permit orderly disposition, to establish a long-term holding period for Federal income tax purposes, or to seek capital appreciation.

F.  Income Deposit Securities (“IDSs”).  An IDS represents two separate securities, a share of common stock and a debt security issued by the same company, that are combined into one unit that trades like a stock on an exchange.  Generally, the holder of an IDS has the right to separate the IDS into the share of common stock and the note represented thereby within a designated number of days following the closing of an offering or upon the occurrence of a change of control.

IDSs are subject to the same risks as the underlying securities that make up an IDS.  There may be a thinner and less active market for IDSs than that available for higher quality securities.  An issuer’s indebtedness could restrict its ability to pay interest and principal on the notes, pay dividends on the stock, and impact financing options and liquidity positions.

G.  Syndicated Bank Loans.  A Fund may invest in syndicated bank loans.  An investment in a syndicated bank loan does not violate a Fund’s fundamental investment policy against making loans because syndicated bank loans are sold to institutional investors and trade like other debt instruments.  Syndicated bank loan participations are interests in amounts owed by a corporate, governmental or other borrower to another party.  They may represent amounts owed to lenders or lending syndicates to suppliers of goods or services, or to other parties.  A Fund will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower.  In connection with the purchase of participations, a Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and a Fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation.  As a result, a Fund will be subject to credit risk of both the borrower and the lender that is selling the participation.  In the event of the insolvency of the lender selling a participation, a Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Investments in syndicated bank loans present the possibility that a Fund could be held liable as co-lender under emerging legal theories of lender liability.  In addition, if the loan is foreclosed, a Fund could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral.  The Fund anticipates that syndicated bank loans could be sold only to a limited number of institutional investors.  In addition, some syndicated bank loans may not be rated by major rating agencies and may not be protected by the securities laws.

Investments in syndicated bank loans involve risk of loss in case of default or insolvency of the borrower. Syndicated bank loans may not be readily marketable and may be subject to restrictions on resale.

A Fund may also invest in syndicated bank loans by purchasing an assignment directly from a lender and, thereby, the Fund would assume the same rights, obligations and risks as the assigning lender.  The Fund would have the right to receive payment of principal and interest from the borrower under the terms of the loan.  Additional rights may include the right to vote along with other lenders to enforce certain terms of the loan agreement, such as declaring the loan in default and initiating collections.  A Fund would be subject to the same risks of default by the borrower as discussed above for syndicated bank loan participations.  The assignments a Fund would purchase are generally based on senior obligations and are secured by collateral.  However, it is possible that if the borrower files for bankruptcy, the Fund may not be deemed a secured creditor.  If the loan is foreclosed, a Fund could potentially become an owner of the collateral and would bear the costs and liabilities associated with owning or disposing of the collateral.  Banks, financial institutions or lending syndicates generally offer these types of direct assignments, which are typically administered by a third-party, such as a bank or financial institution, that serves as an agent for the holder of the loan.  The agent also is responsible for monitoring collateral and for exercising remedies available to the lenders such as foreclosure upon collateral.  A Fund may have to rely on the agent or other financial intermediaries to apply appropriate credit remedies against a borrower.

Although syndicated bank loans in which a Fund will invest through assignments will generally be secured by collateral, there can be no assurance that liquidation of such collateral would satisfy the borrower’s obligation in the event of a default or that such collateral could be readily liquidated.  In the event of bankruptcy of a borrower, a Fund could experience delays or limitations in its ability to realize the benefits of any collateral securing a syndicated bank loan.

Syndicated bank loans and other types of direct indebtedness may not be readily marketable and may be subject to certain restrictions on resale.  In some cases, the settlement process may take longer than seven days.  Consequently, some indebtedness may be difficult or impossible to dispose of within seven days at what First Investors Management Company, Inc. ("FIMCO" or the "Adviser") believes to be a fair price and will therefore be treated as illiquid for purposes of a Fund’s limitation on illiquid investments.  In addition, syndicated bank loans may require the consent of the borrower and/or the agent prior to sale or assignment.  These consent requirements can delay or impede the Fund’s ability to sell syndicated bank loans and can adversely affect a loan’s liquidity and the price that can be obtained.  Some syndicated bank loans are traded among certain financial institutions and accordingly may be deemed liquid.

H.  Mortgage-Backed Securities.  The Funds may invest in mortgage-backed securities, including collateralized mortgage obligations and mortgage pass-through securities.  These securities represent interests in pools of mortgage loans.  The payments of principal and interest on the underlying loans pass through to investors.  Although the underlying mortgage loans are for specified periods of time, such as fifteen to thirty years, the borrowers can, and typically do, repay them sooner.  Thus, the security holders may receive prepayments of principal, in addition to the principal, which is part of the regular monthly payments.

There are three types of interest rate related risks associated with mortgage-backed securities.  The first is interest rate risk.  The values of mortgage-backed securities will generally fluctuate inversely with interest rates.  The second is prepayment risk.  This is the risk that borrowers will repay their mortgages earlier than anticipated.  A borrower is more likely to prepay a mortgage that bears a relatively high rate of interest.  Thus, in times of declining interest rates, some higher yielding mortgages might be repaid resulting in larger cash payments to the Fund, and the Fund will be forced to accept lower interest rates when that cash is used to purchase additional securities.  The third is extension risk.  When interest rates rise, prepayments often drop, which should extend the average maturity of the mortgage-backed security.  This makes mortgage-backed securities more sensitive to interest rate changes.

Mortgage-backed securities may also be subject to credit risk.  Payment of principal and interest on most mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by U.S. Government agencies whose obligations are backed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or may be guaranteed by agencies or instrumentalities of the U.S. Government whose obligations are not backed by the full faith and credit of the U.S. Government (such as the Federal National Mortgage Association (“Fannie Mae”) or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)).  See “U.S. Government Securities.” Mortgage pass-through securities may also be issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers).  Some of these mortgage pass-through securities may be supported by various forms of insurance or guarantees.

I.  Other Asset-Backed Securities.  The Funds may invest in other forms of asset-backed securities i.e., in addition to asset-based commercial paper and mortgage-backed securities.  These securities, issued by trusts and special purpose corporations, are backed by a pool of assets, such as credit card receivables, automobile loans, airplane leases, equipment leases, and other forms of receivables.  These securities present certain risks in addition to those normally associated with debt securities.  For instance, these securities may not have the benefit of any security interest in any collateral that could ensure payment of the receivable.  For example, credit card receivables are generally unsecured.  The obligors may also be entitled to the protection of a number of state and federal credit laws.  Moreover, even if there are perfected security interests in the underlying collateral, there is the possibility that recoveries on repossessed collateral may not be sufficient to support payments on these securities.

To lessen the effect of failures by obligors on underlying assets to make payments, asset-backed securities may contain elements of credit support which fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets.  Liquidity protection refers to the provision of advances, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion.  Protection against losses resulting from ultimate default ensures payment through insurance policies or letters of credit obtained by the issuer or sponsor from third parties.  The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets.  Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.  Credit supports, if any, do not protect against fluctuation in the market values of asset-backed securities.  Moreover, a credit support depends upon the financial ability of its issuer to honor the support.

J.  Municipal Securities.  Municipal securities are debt obligations issued by or on behalf of states, territories and possessions of the United States (such as Puerto Rico), the District of Columbia and their political subdivisions, agencies and instrumentalities.  The two principal classifications of municipal securities are “general obligation” and “revenue” securities.  General obligation securities are secured by the issuer's pledge of its full faith and credit for the payment of principal and interest.  Revenue securities generally are payable only from revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a tax or other specific revenue source.  The yields on municipal securities depend on, among other things, general bond market conditions, conditions of the municipal securities market, the size of a particular offering, the maturity of the obligation and the rating of the issuer.

Generally, the values of municipal securities vary inversely to changes in interest rates.  Municipal securities are also subject to credit risk, which is the risk that the obligor may not be able to repay the debt when due or in the case of a revenue security that the source of the revenue may not be sufficient.  National, regional or state-wide economic developments may adversely affect the market value of municipal securities held by a Fund or the ability of particular obligors to make timely payments of debt service on those obligations.  There is also the risk that the interest income that a Fund receives from one or more municipal securities might be determined to be taxable by the Internal Revenue Service (“IRS”), applicable state tax authorities, or a judicial body.  Future court decisions or legislative actions may also affect the ability of the issuer of a municipal security to repay its obligations.

K.  Refunded Securities.  The Funds may purchase municipal securities that are subsequently refunded by the issuance and delivery of a new issue of bonds prior to the date on which the outstanding issue of bonds can be redeemed or paid (also called “pre-refunded bonds”).  The proceeds from the new issue of bonds are typically collateralized by direct obligations of the U.S. Government, or in some cases obligations guaranteed by the U.S. Government, placed in an escrow account maintained by an independent trustee until maturity or a predetermined redemption date.  These collateralized obligations are normally regarded as having the credit characteristics of the underlying U.S. Government or U.S. Government agency security.  The Funds also may purchase municipal securities that have been refunded prior to purchase.  Refunded municipal securities are subject to interest rate risk.  In addition, some refunded municipal securities may have limited liquidity.

L.  U.S. Government Securities.  The Funds may invest in U.S. Government Securities.  U.S. Government Securities include:  (1) U.S. Treasury obligations (which differ only in their interest rates and maturities), (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities that are backed by the full faith and credit of the U.S. Government (such as securities issued by the FHA, GNMA, the Department of Housing and Urban Development, the Export-Import Bank, the General Services Administration and the Maritime Administration and certain securities issued by the FHA and the Small Business Administration) and (3) securities that are guaranteed by agencies or instrumentalities of the U.S. Government but are not backed by the full faith and credit of the U.S. Government (such as Fannie Mae, Freddie Mac or the Federal Home Loan Banks).  These U.S. Government-sponsored entities, which although chartered and sponsored by Congress, are not guaranteed nor insured by the U.S. Government.  They are supported by the credit of the issuing agency, instrumentality or corporation.  The range of maturities of U.S. Government Securities is usually three months to thirty years.  In general, the U.S. Government Securities tend to carry more interest rate risk than corporate bonds with similar maturities.

In September 2008, the U.S. Treasury and the Federal Housing Finance Agency (“FHFA”) announced that Fannie Mae and Freddie Mac had been placed in conservatorship.  Since that time, Fannie Mae and Freddie Mac have received significant capital support through U.S. Treasury preferred stock purchases, as well as Treasury and Federal Reserve purchases of their mortgage backed securities (“MBS”).  The FHFA and the U.S. Treasury (through its agreement to purchase Freddie Mac and Fannie Mae preferred stock) have imposed strict limits on the size of their mortgage portfolios.  While the MBS purchase programs ended in 2010, the U.S. Treasury continues its support for the entities’ capital as necessary to prevent a negative net worth through at least 2012.  While the U.S. Treasury is committed to offset negative equity at Freddie Mac and Fannie Mae through its preferred stock purchases through 2012, no assurance can be given that any Federal Reserve, U.S. Treasury, or FHFA initiatives will ensure that Freddie Mac and Fannie Mae will remain successful in meeting their obligations with respect to the debt and mortgage-backed securities they issue beyond that date.

In addition, the problems faced by Fannie Mae and Freddie Mac, resulting in their being placed into federal conservatorship and receiving significant U.S. Government support, have sparked serious debate among federal policy makers regarding the continued role of the U.S. Government in providing liquidity for mortgage loans.  The Obama Administration produced a report to Congress on February 11, 2011, outlining a proposal to wind down Fannie Mae and Freddie Mac by increasing their guarantee fees, reducing their conforming loan limits (the maximum amount of each loan they are authorized to purchase), and continuing progressive limits on the size of their investment portfolio.  Serious discussions among policymakers continue, however, as to whether Freddie Mac and Fannie Mae should be nationalized, privatized, restructured, or eliminated altogether.  Fannie Mae and Freddie Mac also are the subject of several continuing legal actions and investigations over certain accounting, disclosure or corporate governance matters, which (along with any resulting financial restatements) may continue to have an adverse effect on the guaranteeing entities.  Importantly, the future of Freddie Mac and Fannie Mae is in serious question as the U.S. Government considers multiple options.

The Funds may also invest in separated or divided U.S. Government Securities.  These instruments represent a single interest, or principal, payment on a U.S. Government Security that has been separated from all the other interest payments as well as the security itself.  When the Fund purchases such an instrument, it purchases the right to receive a single payment of a set sum at a known date in the future.  The interest rate on such an instrument is determined by the price the Fund pays for the instrument when it purchases the instrument at a discount under what the instrument entitles the Fund to receive when the instrument matures.  The amount of the discount the Fund will receive will depend upon the length of time to maturity of the separated U.S. Government Security and prevailing market interest rates when the separated U.S. Government Security is purchased.  Separated U.S. Government Securities can be considered zero coupon investments because no payment is made to the Fund until maturity.  The market values of these securities are much more susceptible to change in market interest rates than income-producing securities.  See “Zero Coupon and Pay-In-Kind Securities.”  These securities are purchased with original issue discount and such discount is includable as gross income to a Fund shareholder over the life of the security.

The Funds may also purchase certificates not issued by the U.S. Treasury, which evidence ownership of future interest, principal or interest and principal payments on obligations issued by the U.S. Treasury.  The actual U.S. Treasury securities will be held by a custodian on behalf of the certificate holder.  These certificates are purchased with original issue discount and are subject to greater fluctuations in market value, based upon changes in market interest rates, than income-producing securities.

M.  Variable Rate and Floating Rate Securities.  The Funds may invest in variable rate and floating rate securities.  Issuers of such notes include corporations, banks, broker-dealers, finance companies and issuers of municipal securities.  Variable rate notes include master demand notes that are obligations permitting the holder to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower.  The interest rates on these notes fluctuate from time to time.  The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days notice to the holders of such obligations.

The interest rate on a floating rate obligation is based on a known lending rate, such as a bank’s prime rate, and is adjusted automatically each time such rate is adjusted.  The interest rate on a variable rate obligation is adjusted automatically at specified intervals.  Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks.  Because these obligations are direct lending arrangements between the lender and borrower, there may be no established secondary market for these obligations and they may be illiquid.  See “Restricted and Illiquid Securities” for the risks of illiquid securities.  Where these obligations are not secured by letters of credit or other credit support arrangements, the right of a Fund to redeem is dependent on the ability of the borrower to pay principal and interest on demand.  Such obligations frequently are not rated by credit rating agencies.  The Funds will invest in obligations that are unrated only if they determine that, at the time of investment, the obligations are of comparable quality to the other obligations in which the Fund may invest.  The Fund will consider on an ongoing basis the creditworthiness of the issuers of the floating and variable rate obligations in the Fund’s portfolio.

N.  Zero Coupon and Pay-In-Kind Securities.  The Funds may invest in zero coupon and pay-in-kind securities.  Zero coupon securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest.  They are issued and traded at a discount from their face amount or par value, which discount varies depending on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer.  Pay-in-kind securities are those that pay “interest” through the issuance of additional securities.  The market prices of zero coupon and pay-in-kind securities generally are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than do other types of debt securities having similar maturities and credit quality.  Original issue discount earned on zero coupon securities, and the “interest” received on pay-in-kind securities, each taxable year must be accounted for by a Fund that holds such securities for purposes of determining the amount it must distribute that year to continue to qualify for tax treatment as “a regulated investment company” under the Internal Revenue Code of 1986, as amended (“Code”).  Thus, a Fund may be required to distribute as a dividend an amount that is greater than the total amount of cash it actually receives.  These distributions must be made from a Fund’s cash assets or, if necessary, from the proceeds of sales of portfolio securities.  A Fund will not be able to purchase additional income-producing securities with cash used to make such distributions, and its current income ultimately could be reduced as a result.

II.           Equity Securities

A.  Common Stocks, Preferred Stocks, Rights, Warrants and Options.  The Funds may invest in equity securities, including common stocks, preferred stocks, rights, warrants that are convertible into common stocks as well as options to buy or sell stocks (“equity securities”).  Equity securities are subject to market risk.  This means that they may decline in value over short or even extended periods not only because of company-specific developments, but also due to an economic downturn, a change in interest rates, or a change in investor sentiment.  Stock markets tend to run in cycles with periods when prices generally go up, known as “bull” markets, and periods when stock prices generally go down, referred to as “bear” markets.  The risks of investing in equity securities can be magnified when a Fund invests in them by means of options. For the special risks associated with options, see “E. Futures, Forwards and Options” in section VII. Derivatives. The Funds may invest in equity securities of foreign companies directly or through depository receipts.  Investments in the stocks of foreign companies involve additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards, and less stringent regulation of foreign securities markets.  See “Section III. Foreign Securities Exposure” for the additional information on the associated strategies and risks.  The Funds may also invest in common stocks or other equity securities issued by newer and less seasoned companies with small-to-medium market capitalizations.  Securities issued by such companies present greater risks than securities which are issued by larger, more established companies.

B.  Shares of Other Investment Companies.  The Funds may invest in the shares of other investment companies, including Exchange Traded Funds (“ETFs”) that are registered as investment companies.  Investments in the shares of other investment companies or ETFs carry all of the same risks that are associated with direct investments in the securities that are owned by such companies.  See “Shares of Exchange Traded Funds.”  Investments in the shares of other investment companies or ETFs also expose a Fund to additional expenses.  A Fund that invests in an investment company or an ETF will indirectly bear a proportionate share of the fees, including investment advisory and administrative fees, that are paid by such investment company or ETF.

C.  Shares of Exchange Traded Funds.  ETFs essentially are baskets of stocks that are listed on an exchange and trade like individual stocks.  ETFs typically seek to replicate selected indices.  The value of an ETF is usually determined by demand for the underlying securities themselves.  Although the value of an ETF is related to the ETF’s underlying portfolio assets, shares of ETFs (like shares of closed-end investment companies) can trade at a discount to net asset value.  In addition, a failure to maintain the exchange listing of an ETF’s shares and substantial market or other disturbances could adversely affect the value of such securities.

ETFs may or may not be registered as investment companies, depending upon how they are organized.  ETFs that are organized as unit investment trusts are registered under the Investment Company Act of 1940 (“1940 Act”) as investment companies.  Examples of such ETFs include iShares (formerly called World Equity Benchmark Shares or WEBS) and Standard & Poor’s Depository Receipts (“SPDRs”).  ETFs that are organized as grantor trusts, such as Holding Company Depository Receipts (“HOLDRs”), generally are not required to register as investment companies under the 1940 Act.  Investments in ETFs, whether or not registered as investment companies, expose the Funds to additional fees.

D.  Real Estate Investment Trusts.  The Funds may invest in shares of real estate investment trusts (“REITs”).  Equity REITs invest in income-producing real estate.  They produce income from rental and lease payments as well as occasional sales of property.  Mortgage REITs make construction, development, and long-term mortgage loans.  They produce income from repayment of the loans and sales of the loan obligations.  REITs may invest in both real estate and real estate loans.

Unlike most corporations (and trusts classified as such for federal tax purposes), REITs do not have to pay federal income tax on net income and gains they distribute to their shareholders if they meet certain requirements of the Code.  To qualify for that treatment, a REIT must, among other things, (1) distribute to its shareholders for each taxable year at least 90% of the sum of its “real estate investment trust taxable income” and certain other income and (2) must derive at least 75% of its gross income each taxable year from rents from real property, interest on mortgages secured by real property, gains from the disposition of real property or such mortgages, and certain other real estate related income.  REITs generally offer investors greater liquidity and diversification than direct ownership of real estate, as well as greater income potential than an investment in common stocks.

REITs are subject to real estate industry risk.  In general, real estate values can be affected by a variety of factors, including supply and demand for properties, the economic health of the country as well as different regions, and the strength of specific industries that rent properties.  Ultimately, an individual REIT’s performance depends on the types and locations for the properties it owns and on how well the REIT manages its properties.  For instance, rental income could decline because of extended vacancies, increased competition from nearby properties, tenants’ failures to pay rent, or incompetent management.  Property values could decrease because of overbuilding in the area, environmental liabilities, uninsured damages caused by natural disasters, a general decline in the neighborhood, losses due to casualty or condemnation, increases in property taxes, or changes in zoning laws.  Loss of federal tax treatment as a REIT will also affect an individual REIT’s  after-tax performance.

REITs are also subject to interest rate risk.  REIT stock prices overall will decline over short or even long periods because of rising interest rates.  In general, during periods of high interest rate risks, REITs may lose some of their appeal for investors who may be able to obtain higher yields from other income-producing investments.  Higher interest rates also mean that financing for real estate purchases and improvements may be more costly and difficult to obtain.

REITs tend to be small or medium-size companies.  Because small and mid-cap stocks are typically less liquid than large-cap stocks, REIT stocks may sometimes experience greater share-price fluctuation than the stocks of larger companies.  See “Restricted and Illiquid Securities” for the risks of illiquid securities.

E.  Income Deposit Securities (“IDSs”).  For a discussion of IDSs, see “Section I. Debt Securities – F. Income Deposit Securities.”

III.          Foreign Securities Exposure

The Funds may invest in securities issued by foreign companies or governmental authorities either directly or through depository receipts or exchange traded funds (“ETFs”) (generally “foreign securities”).  Investing in foreign securities involves more risk than investing in U.S. securities.  Changes in the value of foreign currencies can significantly affect the value of a foreign security held by a Fund, irrespective of developments relating to the issuer.  In addition, the values of foreign securities may be affected by changes in exchange control regulations and fluctuations in the relative rates of exchange between the currencies of different nations, as well as by economic and political developments.  Other risks involved in investing in foreign securities include the following: there may be less publicly available information about foreign companies comparable to the reports and ratings that are published about companies in the United States; foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies; some foreign stock markets have substantially less volume than U.S. markets, and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies; there may be less government supervision and regulation of foreign stock exchanges, brokers and listed companies than exist in the United States; and there may be the possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments which could affect assets of a Fund held in foreign countries.  Investments in foreign government debt obligations also involve special risks.  The issuer of the debt may be unable or unwilling to pay interest or repay principal when due in accordance with the terms of such debt, and a Fund may have limited legal resources in the event of default.  Political conditions, especially a sovereign entity’s willingness to meet the terms of its debt obligations, are of considerable significance.

A.  Depository Receipts.  The Funds may invest in securities issued by foreign companies through American Depository Receipts (“ADRs”) or Global Depository Receipts (“GDRs”).  ADRs typically are issued by a U.S. bank or trust company and evidence ownership of the underlying securities of foreign issuers.  Generally, ADRs are denominated in U.S. dollars and are designed for use in the U.S. securities markets.  Thus, these securities are not denominated in the same currency as the underlying securities into which they may be converted.  ADRs are not considered by the Funds to be foreign securities for purpose of any investment restrictions on investments in foreign securities.  ADRs are, however, subject to many of the risks inherent in investing in foreign securities, including but not limited to currency fluctuations, political instability, government regulation, unfavorable political or legal developments, and differences in financial reporting standards.  ADRs may be purchased through “sponsored” or “unsponsored” facilities.  A sponsored facility is established jointly by the issuer of the underlying security and a depository, whereas a depository may establish an unsponsored facility without participation by the issuer of the depository security.  Holders of unsponsored depository receipts generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.

GDRs are issued globally and evidence a similar ownership arrangement to ADRs.  Generally, GDRs are not denominated in U.S. dollars and are designed for trading in non-U.S. securities markets.  Unlike ADRs, GDRs are typically denominated in foreign currencies.  They may not, however, be denominated in the same currency as the underlying securities into which they may be converted.  As with ADRs, the issuers of the securities underlying unsponsored GDRs are not obligated to disclose material information in the U.S. and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the GDRs.  GDRs also involve the risks of other investments in foreign securities.  For purposes of any investment restrictions on investments in foreign securities, GDRs are considered to be foreign securities.

B.  Foreign Securities Traded in the United States.  The Funds may invest directly in foreign equity or debt securities that are traded in the United States.  Such securities are generally denominated in United States dollars.  They also may be issued originally in the United States.  For example, some foreign companies raise capital by selling dollar-denominated bonds to institutional investors in the United States (“Yankee Bonds”).  Such bonds have all of the risks associated with foreign securities traded in foreign markets, except for the risks of foreign securities markets.  There may be a thin trading market for foreign securities that are traded in the United States, and in some cases such securities may be illiquid, since such securities may be restricted and traded principally among institutional investors.  See “Restricted and Illiquid Securities” for the risks of illiquid securities.  To the extent that dollar-denominated foreign stocks and bonds are traded in the United States securities markets, the Funds do not consider them to be foreign securities for purposes of investment policies restricting investments on such securities.

C.  Foreign Securities Traded in Foreign Markets.  The Funds may invest in foreign securities that are traded in foreign securities markets.  In addition to the general risks of foreign investments discussed above, securities that are traded in foreign markets present special risks, including higher brokerage costs, potentially thinner trading markets, extended settlement periods and the risks of holding securities with foreign subcustodians and securities depositories.  When the Funds are investing in securities that are denominated in foreign currencies, they may also sell securities denominated in foreign currencies and retain the proceeds in those foreign currencies to use at a future date (to purchase other securities denominated in those currencies) or buy foreign currencies outright to purchase securities denominated in those foreign currencies at a future date.  The Funds may also engage in foreign currency futures contracts, foreign currency forward contracts, foreign currency exchange contracts and options thereon.  See “E. Futures, Forwards and Options” in section VII. Derivatives for a description of such investments.

The Funds may invest in securities that are traded in foreign markets through participatory notes. Participatory notes (commonly known as P-notes) are derivative instruments used by foreign funds or investors that would like to invest in securities of a foreign issuer traded in its local market. Foreign funds or investors buy P-notes from brokers who are registered in a foreign issuer’s local market.  Such brokers buy shares of an issuer on the local market and create the P-notes to represent interests in the shares.  Thus, investments in P-notes present similar risks to investing directly in an issuer’s shares. Normally, P-notes can only be sold back to the broker that issued them.  As a result, P-notes also expose investors to counterparty risk, which is the risk that the entity issuing the note may not be able to honor its financial commitment to the purchaser.

D.  Foreign Securities Traded in Emerging Markets.  The Funds may invest in the securities of issuers in less developed foreign countries including countries whose economies or securities markets are not yet highly developed. There are special risks associated with investing in emerging markets in addition to those described above in “Foreign Securities Traded in Foreign Markets.”  These special risks include, among others, greater political uncertainties, an economy's dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, a limited number of potential buyers for such securities and delays and disruptions in securities settlement procedures.

E.  Foreign Currency.  In addition to the instruments described in section VII. Derivatives – E. Futures, Forwards and Options below, a Fund also may invest in foreign currency, foreign currency futures, and foreign currency options. Unlike forward currency contracts, foreign currency futures contracts and options on such contracts are standardized as to amount and delivery period and are traded on boards of trade and commodities exchanges.  It is anticipated that such contracts may provide greater liquidity and lower costs than forward currency exchange contracts.

A Fund may purchase Eurodollar instruments, which are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offering Rate (“LIBOR”), although foreign currency-denominated instruments are available from time to time.  Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed-income instruments are linked.

IV.           Restricted and Illiquid Securities

The Funds may invest in restricted and illiquid securities.  Restricted securities are securities that are subject to legal restrictions on resale, such as securities that have been issued in private transactions without registration under the Securities Act of 1933 (“1933 Act”).  Restricted securities that have been sold without registration in private transactions generally can be resold only to other qualified institutional buyers under exemptions from registration under the 1933 Act, such as Rule 144A, or in subsequent registered offerings.  The Funds may register restricted securities for resale.  The registration of securities for resale involves costs and the Funds generally must rely on the issuers to provide accurate financial and other information in the registration statement and other regulatory filings for such securities.

Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business within seven calendar days at approximately the prices at which they are valued.  The Funds determine whether restricted securities are liquid or illiquid in accordance with policies and procedures that have been approved by the Board of Trustees of the Funds.  The Funds also consider repurchase agreements with maturities in excess of seven days and OTC options and their underlying collateral to be illiquid securities.

It may be difficult or impossible for the Funds to resell restricted or illiquid securities.  As a result, the Funds could suffer losses by investing in such securities.  It may also be difficult to value such securities.  The Funds could also incur costs (such as registration fees) to resell restricted securities.

V.           When-Issued Securities

The Funds may invest in securities issued on a when-issued or delayed delivery basis at the time the purchase is made.  A Fund generally would not pay for such securities or start earning interest on them until they are issued or received.  However, when a Fund purchases debt obligations on a when-issued basis, it assumes the risks of ownership, including the risk of price fluctuation, at the time of purchase, not at the time of receipt.  Failure of the issuer to deliver a security purchased by a Fund on a when-issued basis may result in such Fund incurring a loss or missing an opportunity to make an alternative investment.  When a Fund enters into a commitment to purchase securities on a when-issued basis, it establishes a separate account on its books and records or with its custodian consisting of cash or liquid assets at least equal to the amount of the Fund’s commitment, which are valued at their fair market value.  If on any day the market value of this segregated account falls below the value of the Fund’s commitment, the Fund will be required to deposit additional cash or liquid assets into the account until the value of the account is at least equal to the value of the Fund’s commitment.  When the securities to be purchased are issued, the Fund will pay for the securities from available cash, the sale of assets in the segregated account, sales of other securities and, if necessary, from the sale of the when-issued securities themselves although this is not ordinarily expected.  Securities purchased on a when-issued basis are subject to the risk that yields available in the market, when delivery takes place, may be higher than the rate to be received on the securities a Fund is committed to purchase.  Sale of assets in the segregated account or sale of the when-issued securities may cause the realization of a capital gain or loss.

VI.          Standby Commitments

The Funds may acquire standby commitments from banks with respect to securities held by the Funds.  Under a standby commitment, a bank agrees to buy a particular security from a Fund at a specified price at the fund’s option.  A standby commitment is similar to a put option for a particular security in a Fund’s portfolio.  Standby commitments acquired by a Fund are not added to the computation of that Fund’s net asset value.  Standby commitments are subject to certain risk, including the issuer’s ability to pay for a security when a Fund decides to sell the security for which it is issued and the lack of familiarity with standby commitments in the marketplace.  A Fund’s ability to exercise its rights under a standby commitment is unconditional, without any limitation whatsoever, and non-transferable.  The Fund, however, is permitted to sell a security covered by a standby commitment at any time and to any person.

A Fund may pay a consideration to a bank for the issuance of a standby commitment if necessary and advisable.  Such a consideration may take the form of either a payment in cash, or the payment of a higher price for security covered by such a commitment.  The effect of the payment of such consideration is to reduce the yield to maturity for the security so covered.  Standby commitments acquired by a Fund are not added to the computation of a Fund’s net asset value and are valued at zero.  When a Fund pays a consideration for the issuance of a standby commitment, the cost is treated as unrealized depreciation for the time it is held by the Fund.  The dollar-weighted average maturity calculation for a Fund is not affected by standby commitments.

VII.          Derivatives

The Funds may invest in derivative securities.  Derivative securities are instruments that derive their value from other financial instruments, securities, or indices.  Investments in derivative securities can create leverage and thereby increase the volatility of the Fund’s share price and expose the Fund to significant additional costs and potential investment losses.  At times, it may be difficult to sell or value derivative securities.  Examples of derivatives in which the Funds may invest that have special risk features, include futures and options on securities, credit-linked securities, inverse floaters and interest rate swaps and rate locks.  The following is a description of these derivatives, including futures, forwards and options.

A. Credit-Linked Securities.  Credit-linked securities are securities whose performance is linked to the performance of a designated basket or index of high yield securities or credit default swaps.  Credit-linked securities are typically issued by a trust or a similar entity, which invests in a designated basket of high yield securities or in swap agreements or securities lending agreements that are based upon designated baskets of high yield securities or credit default swaps.  Investments in credit-linked securities can be an efficient means of managing the cash position of a Fund.

The risks associated with investing in credit-linked securities include the following:

1.
Market Risk.  The values of credit-linked securities will generally rise or fall in response to the changes in the market values of the designated basket or index of high yield securities or credit default swaps.

2.
Credit Risk and Interest Rate Risk.  The credit risk and interest rate risk associated with an investment in a credit-linked security are generally equivalent to the credit risk and interest rate risk associated with direct investments in the actual securities in the underlying designated basket of high yield securities or credit default swaps.

3.	Counter-Party Risk. This is the risk that the counter-party to a swap or securities lending agreement will be unable to honor its commitments under the agreement.

4.
Liquidity Risk.  Credit-linked securities are typically not registered for public trading under the Securities Act of 1933 and are therefore considered restricted securities.  At times, it may be difficult to sell credit-linked securities due to the lack of an available trading market.  See, Section IV “Restricted and Illiquid Securities” for the risks of illiquid securities.

5.
Basis Risk.  This is the risk that the performance of credit-linked securities may not correspond with the performance of the underlying designated basket of high yield securities or their target index.

For these reasons, there is no guarantee that the strategy of investing in credit-linked securities will be successful and a Fund could lose money by investing in them.

B.  Inverse Floaters.  Inverse floaters are securities on which the rate of interest varies inversely with interest rates on other securities or the value of an index.  For example, an inverse floating rate security may pay interest at a rate that increases as a specified interest rate index decreases but decreases as that index increases.  The secondary market for inverse floaters may be limited and they may be illiquid.  See “Restricted and Illiquid Securities” for the risks of illiquid securities.  The market values of such securities generally are more volatile than the market values of ordinary fixed rate obligations.  The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise.  For purposes of calculating any limits to the extent that a Fund can invest in inverse floaters, the Fund will use the market value of the inverse floater.

C.  Interest Rate Swaps.  Interest rate swap transactions are agreements between two parties to exchange interest payments on a designated amount of two different securities for a designated period of time.  For example, two parties may agree to exchange interest payments on variable and fixed rate instruments.  The Funds may enter into interest rate swap transactions to preserve a return or spread on a particular investment or a portion of its bond portfolio.

The Funds will usually enter into swaps on a net basis, i.e., the two payment streams will be netted out in a cash settlement on the payment date or on dates specified in the investment.  A Fund’s obligations under a swap agreement will be accrued on a daily basis (offset against any amounts owing to the Fund), and appropriate Fund assets having an aggregate net asset value at least equal to the accrued but unpaid net amounts owed to a swap counter-party will be generally maintained in a segregated account.  A Fund also will establish and maintain such segregated accounts with respect to its total obligations under any swaps that are not entered into on a net basis.

Because segregated accounts will be established with respect to such transactions, the Funds do not treat swap transactions as constituting senior securities.  Accordingly, the Funds will not treat them as being subject to the Funds’ borrowing restrictions.

The Funds will enter into interest rate swap transactions only with banks and recognized securities dealers or their respective affiliates believed to present minimal credit risk in accordance with guidelines established by each Fund's Board.  Swaps do not involve the delivery of securities, other underlying assets or principal.  Accordingly, the risk of loss with respect to swaps is limited to the net amount of payments the Fund is contractually obligated to make.  If the other party to a swap defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund contractually is entitled to receive.  If there is a default by the counter-party, the Fund may have contractual remedies pursuant to the agreements related to the transaction.

The swap market has grown significantly in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation.  As a result, the swap market has become relatively liquid.  Certain swap transactions involve more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than traditional swap transactions.

The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.  If a Fund were incorrect in its forecasts of interest rates, the investment performance of the Fund would be less favorable than it would have been if this investment technique were not used.

D. Municipal Market Data Rate Locks. The Funds may purchase and sell Municipal Market Data Rate Locks (“MMD Rate Locks”).  An MMD Rate Lock permits a Fund to lock in a specified municipal interest rate for a portion of its portfolio to preserve a return on a particular investment or a portion of its portfolio as a duration management technique or to protect against any increase in the price of securities to be purchased at a later date.  MMD Rate Locks may be used for hedging purposes.  An MMD Rate Lock is an agreement between two parties -- a Fund and an MMD Rate Lock provider -- pursuant to which the parties agree to make payments to each other on a notional amount, contingent upon whether the Municipal Market Data AAA General Obligation Scale is above or below a specified level on the expiration date of the contract.  For example, if a Fund buys an MMD Rate Lock and the Municipal Market Data AAA General Obligation Scale is below the specified level on the expiration date, the counterparty to the contract will make a payment to the Fund equal to the specified level minus the actual level, multiplied by the notional amount of the contract.  If the Municipal Market Data AAA General Obligation Scale is above the specified level on the expiration date, the Fund will make a payment to the counterparty equal to the actual level minus the specified level, multiplied by the notional amount of the contract.  There is no payment made or received at inception.  If both parties consent, an MMD Rate Lock can be unwound prior to settlement, provided that a termination payment can be agreed upon to settle the contract.

In entering into MMD Rate Locks, there is a risk that municipal yields will move in the direction opposite the direction anticipated by a Fund.  As with interest rate swaps, the use of MMD Rate Locks is a highly specialized activity that involves investment techniques and risks different than those associated with ordinary portfolio securities transactions.

The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each MMD Rate Swap will be accrued on a daily basis and an amount of liquid assets that have an aggregate net asset value at least equal to the accrued excess will be maintained in a separate account by the Fund.  Because separate accounts will be established with respect to such transactions on the books and records of a Fund or with its custodian, the Funds do not treat MMD Rate Locks as constituting senior securities.  Accordingly, the Funds will not treat them as being subject to the Funds’ borrowing restrictions.

The Funds will enter into MMD Rate Locks only with banks and recognized security dealers or their respective affiliates believed to present minimal credit risk in accordance with guidelines established by each Fund’s Board.  MMD Rate Locks do not involve the delivery of securities, other underlying assets or principal.  Accordingly, the risk of loss with respect to MMD Rate Locks is limited to the amount of payments a Fund is contractually obligated to make.  If the other party to an MMD Rate Lock defaults, a Fund’s risk of loss consists of the amount of payments that the Fund contractually is entitled to receive.  If there is a default by the counter-party, a Fund may have contractual remedies pursuant to the agreements related to the transaction.

To the extent that other types of rate locks are available or developed in the future, the Funds may enter into them on the same basis and for the same purposes as set forth above.

E. Futures, Forwards and Options.  The Funds may use financial futures, interest rate futures, options or forward currency contracts as part of their investment strategies.  The Funds may use stock index futures contracts and options thereon in anticipation of a significant market or market sector advance.  The purchase of a stock index futures contract affords a hedge against not participating in such advance at a time when a Fund is not fully invested.  Such purchase of a futures contract would serve as a temporary substitute for the purchase of individual stocks, which may then be purchased in an orderly fashion.  Further, stock index futures contracts and call options thereon may be purchased to maintain a desired percentage of a Fund invested in stocks in the event of a large cash flow into the Fund, or to generate additional income from cash held by the Fund.  Stock index futures and options thereon may also be used to adjust country exposure.

The Funds may enter into interest rate futures contracts on U.S. Treasury obligations and options thereon that are traded on a U.S. exchange.  An interest rate futures contract provides for the future sale by one party and the purchase by another party of a specified amount of a particular financial instrument (debt security) at a specified price, date, time and place.  Such investments may be used for the purpose of hedging against changes in the value of a Fund’s portfolio securities due to anticipated changes in interest rates and market conditions.  A public market exists for interest rate futures contracts covering a number of debt securities, including long-term U.S. Treasury Bonds, 10-year U.S. Treasury Notes and three-month U.S. Treasury Bills.  An option on an interest rate futures contract generally gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option.  The Funds may purchase put and call options on interest rate futures contracts on U.S. Treasury obligations which are traded on a U.S. exchange as a hedge against changes in interest rates, and may enter into closing transactions with respect to such options to terminate existing positions.  There is no guarantee such closing transactions can be effected.

The Funds may also use forward currency contracts or foreign exchange contracts to hedge against fluctuations in the value of foreign currencies versus the U.S. dollar during the settlement of transactions involving individual foreign securities, in anticipation of buying or selling foreign securities, or more broadly with respect to foreign securities owned by the Funds.  For example, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Fund anticipates the receipt in a foreign currency of dividend or interest payments on a security that it holds, a Fund may desire to “lock-in” the U.S. dollar price of the security or the U.S. dollar equivalent of such payment, as the case may be, by entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying transaction.  A Fund will thereby be able to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates.  A Fund may enter into forward currency contracts for the purchase or sale of foreign currencies at an agreed upon or negotiated price on a future date or enter into foreign exchange contracts for the purchase or sale of foreign currencies on a fixed date and at a fixed rate of exchange.  These contracts are considered derivative instruments and are used to attempt to manage exposure to foreign exchange risk associated with foreign currency denominated securities held by the Funds.

The Funds may also use foreign currency futures contracts and options.  Through the purchase and sale of such contracts, the Funds may be able to achieve many of the same objectives attainable through the use of forward currency contracts, but more effectively and possibly at a lower cost.  Unlike forward currency contracts, foreign currency futures contracts and options on such contracts are standardized as to amount and delivery period and are traded on boards of trade and commodities exchanges.  It is anticipated that such contracts may provide greater liquidity and lower costs than forward currency contracts.

The Funds may purchase Eurodollar instruments, which are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offering Rate (“LIBOR”), although foreign currency-denominated instruments are available from time to time.  Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings.  The Funds might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed-income instruments are linked.

The Funds may also purchase options to buy individual securities when they believe that the prices of the securities will increase or write (sell) covered call options on individual securities when they do not believe that the prices of these securities will increase.  When a Fund buys an option to purchase an individual security, it is generally anticipating that the price of the underlying security will increase before the option expires. In the event that this does not occur, the option could expire worthless and the Fund could lose the entire amount that it had paid for the option.  When a Fund writes a covered call option, the Fund is generally attempting to increase the income it receives by holding the underlying security.  However, it also limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option.

Additional information concerning the use of these instruments is discussed below.  A Fund might not employ any of the strategies described below for a variety of reasons including the fact that a particular futures or options strategy may be too costly to benefit the Fund.  Moreover, there can be no assurance that any strategy will succeed.  Use of these instruments is subject to the applicable regulations of the Securities and Exchange Commission (“SEC”), the several options and futures exchanges upon which options and futures contracts are traded and the Commodity Futures Trading Commission (“CFTC”).  In addition, a Fund's ability to use these instruments may be limited by tax considerations.  See Appendix A-Tax Information.  The Funds, as registered investment companies, have claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act and, therefore, the Funds are not subject to registration or regulation as a pool operator.

To the extent that a Fund participates in the options or futures markets, it will incur investment risks and transaction costs to which it would not be subject absent the use of these strategies.  The use of these strategies involves certain special risks, including: (1) dependence on the Adviser's or Subadviser’s, as applicable, ability to predict correctly movements in the direction of interest rates and securities prices; (2) imperfect correlation between the price of options, futures contracts and options thereon and movements in the prices of the securities or currencies being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the leverage (if any) that is created by investing in the option or futures contract; and (5) the possible absence of a liquid secondary market for any particular instrument at any time.  If the Adviser's or a Subadviser’s, as applicable, prediction of movements in the direction of the securities and interest rate markets is inaccurate, the adverse consequences to that Fund may leave it in a worse position than if such strategies were not used.

No price is paid upon entering into futures contracts.  Instead, upon entering into a futures contract, the Funds are required to deposit with their custodian in a segregated account in the name of the futures broker through which the transaction is effected an initial margin consisting of cash or U.S. Government securities.  This amount is known as “initial margin.”

When writing a call or put option on a futures contract, margin also must be deposited in accordance with applicable exchange rules.  Initial margin on futures contracts is in the nature of a performance bond or good-faith deposit that is returned to a Fund upon termination of the transaction, assuming all obligations have been satisfied.  Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment.  Subsequent payments, called “variation margin,” to and from the broker, are made on a daily basis as the value of the futures position varies, a process known as “marking to market.”  Variation margin does not involve borrowing to finance the futures transactions, but rather represents a daily settlement of a Fund’s obligation to or from a clearing organization.  A Fund is also obligated to make initial and variation margin payments when it writes options on futures contracts.

Buyers and sellers of futures positions and options thereon can enter into offsetting closing transactions, by selling or purchasing, respectively, a futures position or options position with the same terms as the position or option purchased or sold.  Positions in futures contracts and options thereon may be closed only on an exchange or board of trade providing a secondary market for such futures or options.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or related option may vary either up or down from the previous day’s settlement price.  Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit.  The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because prices could move to the daily limit for several consecutive trading days with little or no trading and thereby prevent prompt liquidation of unfavorable positions.  In such an event, it may not be possible for a Fund to close a position and, in the event of adverse price movements, a Fund would have to make daily cash payments of variation margin (except in the case of purchased options).  However, in the event futures contracts have been used to hedge portfolio securities, such securities generally will not be sold until the contracts can be terminated.  In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract.  However, there is no guarantee that the price of the securities will, in fact, correlate with the price movements in the contracts and thus provide an offset to losses on the contracts.

Successful use by a Fund of futures contracts and related options will in part depend upon the Adviser’s or Subadviser’s, as applicable, ability to predict movements in the direction of the overall securities, currency and interest rate markets, which requires different skills and techniques than predicting changes in the prices of individual securities.  There is, in addition, the risk that the movements in the price of the futures contract or related option will not correlate with the movements in prices of the underlying instruments or currencies.  In addition, if a Fund has insufficient cash, it may have to sell assets from its portfolio to meet daily variation margin requirements.  Any such sale of assets may or may not be made at prices that reflect the rising market.  Consequently, a Fund may need to sell assets at a time when such sales are disadvantageous to the Fund.  If the price of the futures contract or related option moves more than the price of the underlying instruments or currencies, a Fund will experience either a loss or a gain on the futures contract or related option that may or may not be completely offset by movement in the price of the instruments or currencies that are the subject of the hedge.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between price movements in the futures or related option position and the securities or currencies being hedged, movements in the prices of futures contracts and related options may not correlate perfectly with movements in the prices of the hedged securities or currencies because of price distortions in the futures market.  As a result, a correct forecast of general market trends may not result in successful hedging through the use of futures contracts and related options over the short term.

Positions in futures contracts and related options may be closed out only on the exchange or board of trade that provides a secondary market for such futures contracts or related options.  Although a Fund may intend to purchase or sell futures contracts and related options only on the exchanges or boards of trade where there appears to be a liquid secondary market for such futures and related options, there is no assurance that such a market will exist for any particular contract or option at any particular time.  In such event, it may not be possible to close a futures or option position and, in the event of adverse price movements, a Fund would continue to be required to make variation margin payments.

Options on futures contracts have a limited life.  The ability to establish and close out options on futures will be subject to the maintenance of liquid secondary markets on the relevant exchanges or boards of trade.

Purchasers of options on futures contracts pay a premium in cash at the time of purchase.  This amount and the transaction costs are all that is at risk.  Sellers of options on a futures contract, however, must post initial margin and are subject to additional margin calls that could be substantial in the event of adverse price movements.  In addition, although the maximum amount at risk when a Fund purchases an option is the premium paid for the option and the transaction costs, there may be circumstances when the purchase of an option on a futures contract would result in a loss to a Fund when the use of a futures contract would not, such as when there is no movement in the level of the underlying stock index or the value of securities or currencies being hedged.

A Fund’s activities in the futures and related options markets may result in a higher portfolio turnover rate and additional transaction costs in the form of added brokerage commissions; however, a Fund also may save on commissions by using futures and related options as a hedge rather than buying or selling individual securities or currencies in anticipation or as a result of market movements.

Buyers and sellers of foreign currency futures contracts are subject to the same risks that apply to the use of futures generally.  Further, settlement of a foreign currency futures contract may occur within the country issuing the underlying currency.  In that case, a Fund must accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign restrictions or regulations regarding the maintenance of foreign banking arrangements by U.S. residents, and may be required to pay any fees, taxes or charges associated with such delivery that are assessed in the issuing country.

A Fund may not write options or purchase or sell futures or forward contracts unless (1) it owns either an offsetting (“covered”) position in securities, or other options or futures or forward contracts or (2) maintains in a separate account on its books or those of its custodian cash and liquid securities with a value sufficient at all times to cover its potential obligations.  A Fund must comply with guidelines established by the SEC with respect to coverage of such instruments by mutual funds and, if required, will set aside cash and liquid securities in a separate account on its books and records or with its custodian in the prescribed amount.  Securities or other options, futures or forward contract positions used for cover and securities held in a separate account cannot be sold or closed out while the strategy is outstanding unless they are replaced with similar assets.  As a result, there is a possibility that the use of cover or separate accounts involving a large percentage of a Fund's assets could impede portfolio management and decrease a Fund's liquidity.

A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction.  If a Fund wishes to terminate its obligation under a call option it has written, a Fund may purchase a call option of the same series (that is, a call option identical in its terms to the call option previously written); this is known as a closing purchase transaction.  Conversely, in order to terminate its right under a call or put option it has purchased, a Fund may write an option of the same series, as the option held; this is known as a closing sale transaction.  Closing transactions essentially permit a Fund to realize profits or limit losses on its options positions prior to the exercise or expiration of the option.

The value of an option position will reflect, among other things, the current market price of the underlying security, currency or index, the time remaining until expiration, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, currency or index and general market conditions.  For this reason, the successful use of options depends upon the Adviser's or the Subadviser’s ability to forecast the direction of price fluctuations in the underlying securities or, in the case of index options, fluctuations in the market sector represented by the index selected.

Unless an option purchased by a Fund is exercised or unless a closing transaction is affected with respect to that position, a loss will be realized in the amount of the premium paid and any transaction costs.

A position in an exchange-listed option may be closed out only on an exchange that provides a secondary market for identical options.  The ability to establish and close out positions on the exchanges is subject to the maintenance of a liquid secondary market.  There can be no assurance that a liquid secondary market will exist for any particular option at any particular time.  Closing transactions may be affected with respect to options traded in the over-the-counter (“OTC”) markets (currently the primary markets for options on debt securities) only by negotiating directly with the other party to the option contract or in a secondary market for the option if such market exists.  There can be no assurance that a Fund will be able to liquidate an OTC option at a favorable price at any time prior to expiration.  In the event of insolvency of the opposite party, a Fund may be unable to liquidate an OTC option.

Accordingly, it may not be possible to effect closing transactions with respect to certain options, with the result that a Fund would have to exercise those options that it has purchased in order to realize any profit.  With respect to options written by a Fund, the inability to enter into a closing transaction may result in material losses to it.  For example, because a Fund must maintain a covered position or segregate assets with respect to any call option it writes, a Fund may not sell the underlying assets used to cover an option during the period it is obligated under the option unless it substitutes other acceptable securities.  This requirement may impair a Fund's ability to sell a portfolio security or make an investment at a time when such a sale or investment might be advantageous.

Index options are settled exclusively in cash.  If a Fund purchases an option on an index, the option is settled based on the closing value of the index on the exercise date.  Thus, a holder of an index option who exercises it before the closing index value for that day is available runs the risk that the level of the underlying index may subsequently change.  For example, in the case of a call option, if such a change causes the closing index value to fall below the exercise price of the option on the index, the exercising holder will be required to pay the difference between the closing index value and the exercise price of the option.

A Fund's activities in the options markets may result in a higher portfolio turnover rate and additional brokerage costs; however, a Fund also may save on commissions by using options as a hedge rather than buying or selling individual securities in anticipation or as a result of market movements.

The precise matching of the forward currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward currency contract is entered into and the date it matures.  Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot (i.e., cash) market and bear the expense of such purchase if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency.  Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.  The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.  Forward currency contracts involve the risk that anticipated currency movements will not be accurately predicted, causing a Fund to sustain losses on these contracts and transactions costs.

At or before the maturity date of a forward currency contract requiring a Fund to sell a currency, the Fund may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second forward currency contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver.  Similarly, a Fund may close out a forward currency contract requiring it to purchase a specified currency by entering into a second forward currency contract entitling it to sell the same amount of the same currency on the maturity date of the first contract.  A Fund would realize a gain or loss as a result of entering into an offsetting forward currency contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract.  There can be no assurance that the Fund will be able to enter into new or offsetting forward currency contracts.  Forward currency contracts also involve a risk that the other party to the contract may fail to deliver currency or pay for currency when due, which could result in substantial losses to a Fund.  The cost to a Fund of engaging in forward currency contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing.  Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved.

VIII.        Repurchase Agreements

The Funds may invest in repurchase agreements.  A repurchase agreement is essentially a short-term collateralized loan. The lender (a Fund) agrees to purchase a security from a borrower (typically a broker-dealer) at a specified price.  The borrower simultaneously agrees to repurchase that same security at a higher price on a future date.  The difference between the purchase price and the repurchase price effectively constitutes the payment of interest.  In a standard repurchase agreement, the securities, which serve as collateral, are transferred to a Fund’s custodian bank.  In a “tri-party” repurchase agreement, these securities would be held by a different bank for the benefit of the Fund as buyer and the broker-dealer as seller.  In a “quad-party” repurchase agreement, the Fund’s custodian bank also is made a party to the agreement.  Each Fund may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are market makers in government securities.  The period of these repurchase agreements will usually be short, from overnight to one week.  The securities, which are subject to repurchase agreements, however, may have long maturities.  Each Fund will always receive, as collateral, securities whose market value, including accrued interest, will at all times be at least equal to 100% of the dollar amount invested by the Fund in each agreement, and the Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian.  If the seller defaults, a Fund might incur a loss if the value of the collateral securing the repurchase agreement declines, and might incur disposition costs in connection with liquidating the collateral.  In addition, if bankruptcy or similar proceedings are commenced with respect to the seller of the security, realization upon the collateral by a Fund may be delayed or limited.

IX.          Temporary Borrowing

The Funds may borrow for temporary or emergency purposes to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.  Borrowing increases the risks of investing by increasing leverage and accentuating potential losses.

X.           Temporary Defensive Investments

From time to time, the Funds may take temporary defensive positions in reaction to unusual market conditions, anticipated redemptions, or other events.  At such times, the Funds may invest large portions of their portfolios in cash (including foreign currency) or cash equivalents such as commercial paper and short-term debt instruments.  In addition, the Funds may also invest in larger capitalization issuers and/or higher-quality and shorter maturity instruments than they otherwise would under their stated investment policies and strategies. For a description of commercial paper and other short-debt instruments, see “Commercial Paper and Other Short-Term Investments.”  When the Funds are taking temporary defensive positions, they may not achieve their investment objectives and they could suffer losses.  For information concerning the risks of investing in commercial paper, other short-term debt instruments, and foreign currency, see “Debt Securities”, “Commercial Paper and Other Short-Term Investments”, and “Foreign Securities Exposure.”

PORTFOLIO HOLDINGS INFORMATION POLICIES AND PROCEDURES

In accordance with SEC regulatory requirements, each First Investors Fund files a complete schedule of its portfolio holdings with the SEC for the second and fourth quarters for each fiscal year on Form N-CSR and for the first and third quarters of each fiscal year on Form N-Q.  These forms are publicly available on the SEC's internet website (http://www.sec.gov).  In addition, the First Investors Cash Management Fund and First Investors Life Series Cash Management Fund each files a complete schedule of its portfolio holdings with the SEC on a monthly basis on Form N-MFP.  Form N-MFP is publicly available two months after the month for which it is filed on the SEC’s website.  Each Fund will also provide a copy of its latest Form N-CSR to the public free of charge upon request.  Each Fund (except for a money market fund) also includes a schedule of its portfolio holdings in its annual and semi-annual reports to shareholders, which are available free of charge to the public upon request. Each Fund also publishes its top ten holdings on a quarterly basis on the First Investors website at www.firstinvestors.com.  The First Investors Cash Management Fund and the First Investors Life Series Cash Management Fund also publish their complete schedule of portfolio holdings on a monthly basis on the First Investors website at www.firstinvestors.com.

Until portfolio holdings information for the Funds is made public in Form N-CSR, in Form N-Q, in Form N-MFP, in a shareholder report, or on the First Investors website, it is considered to be confidential.  Such information may only be disclosed to persons who have a legitimate business reason to have the information and who are subject to a duty to keep the information confidential (including a duty not to trade on such information).  Neither the Funds, FIMCO, any subadviser of the Funds, nor any other person receives compensation in connection with the disclosure of information about portfolio securities.

Non-public portfolio holdings information may not be provided to any actual or prospective shareholder of the Funds, any institutional investor, or any broker-dealer or financial intermediary who seeks such information for purposes of determining whether to invest in the Funds.  This is not considered a legitimate business need for the information.  If such persons request portfolio holdings information, they may only be provided with information that is disclosed in the latest annual or semi-annual report, in Forms N-CSR and N-Q filed with the SEC, and on the First Investors website.

Non-public portfolio holdings information may be provided to the following categories of persons based upon the fact that they have a legitimate business need for such information and are subject to a duty of confidentiality:

(a)	Investment advisers, sub-advisers, and sub-adviser candidates for the Funds (and their access persons);

(b)	Custodians and sub-custodians of the Funds;

(c)	Auditors of the Funds;

(d)	Legal counsel for the Funds;

(e)	Independent Trustees of the Funds;

(f)	Legal counsel to the Independent Trustees of the Funds;

(g)	Ratings or ranking agencies;

(h)	Parties who provide insurance for municipal securities purchased by the Funds;

(i)	Companies that provide analytical services to the Funds and their investment Adviser;

(j)	Companies that provide pricing, operational, trade notification, settlement and valuation services to the Funds, their Adviser and/or their subadvisers;

(k)	Proxy voting services employed by the Funds;

(l)	Broker-dealers who provide execution or research services for the Funds (including identifying potential buyers and sellers for securities that are held by the Funds);

(m)	Broker-dealers who provide quotations that are used in pricing when a pricing service is unable to provide a price or it is determined to be unreliable; and

(n)	Companies that provide other services that are deemed to be beneficial to the Funds.

The Funds have ongoing arrangements to provide portfolio holdings information to the following: custodians and sub-custodians of the Funds (The Bank of New York Mellon, Brown Brothers Harriman & Co. and their foreign sub-custodians); the independent registered public accounting firms for the Funds (Tait, Weller & Baker) and their investment adviser (KPMG LLP); ratings or ranking agencies and companies that provide analytical services to the Funds and their investment adviser (Lipper, FactSet Research Systems, Inc., Investment Technology Group, Inc., and Bloomberg); pricing services employed by Funds (FT Interactive Data Corp, Standard & Poor’s Securities Evaluations, Inc. and Markit Group Limited); proxy voting services employed by the Funds

(RiskMetrics Group, Inc., Broadridge Investor Communication Solutions, Inc., and Glass Lewis & Co.); companies that provide operational, trade notification, settlement, pricing and valuation services (State Street Bank and Trust Company and Markit WSO Corporation); and the Investment Company Institute with respect to monthly information filed on Form N-MFP (as discussed above).

The following categories of persons are authorized to disclose portfolio holdings information to persons who have a legitimate business reason to receive non-public information – executive officers of the Funds, the portfolio managers, traders, analysts, other portfolio department personnel, such as portfolio assistants and administrative assistants, portfolio accountants, senior executives, and legal and compliance officers of the Funds’ adviser or subadvisers.

FIMCO employs the following policies on behalf of the Funds with respect to portfolio holdings information.  It requires employees who have access to non-public portfolio holdings information as part of their regular functions to treat such information as confidential, prohibits them from trading for their own accounts based upon such information to the extent that such trading would violate the law, and prohibits them from selectively disclosing such information to any person who does not have a legitimate business need for such information that is consistent with the interests of the Funds.  FIMCO permits such employees to disclose a non-public list of portfolio holdings to a broker-dealer that provides services to the Funds subject to the following conditions: (a) the list must be at least 30 days old; (b) it must not specify the number of shares or units held, the dollar value, or the percentage of assets represented by the securities; and (c) it must be accompanied by a statement that the information is confidential and is being provided solely to assist the broker-dealer to provide research and execution services to the Funds and may not be used for trading in the Funds’ shares by the broker-dealer or its clients.  The Chief Compliance Officer of the Funds may also make exceptions to these policies when it is in the best interests of the Funds to do so.

The subadvisers for certain First Investors Funds, Wellington Management Company, LLP (“Wellington Management”), Paradigm Capital Management, Inc. (“Paradigm Capital Management”), Vontobel Asset Management, Inc. (“Vontobel”), Smith Asset Management Group, L.P. (“Smith”) and Muzinich & Co., Inc. (“Muzinich”) use policies that comply with the policies of First Investors Funds.  Generally, Wellington Management’s policies prohibit disclosing the portfolio holdings of any Fund to any person unless such disclosure has been approved by the Fund or such a disclosure is reasonably necessary for Wellington Management to provide investment advice to its clients.  Paradigm Capital Management’s policies require authorization prior to any disclosure of portfolio holdings to any outside vendor or service provider other than a broker-dealer that provides it with research and execution services.  Paradigm Capital Management’s policies also recognize that it is appropriate to release portfolio information upon request from regulatory agencies or if compelled by law to do so.  Vontobel, aside from its disclosure of portfolio holdings information to broker-dealers that provide research and execution services to the Funds, will not disclose portfolio holdings information to third parties until such information is made public by the Funds.  Smith’s policies prohibit disclosing the portfolio holdings of a Fund to any person unless such disclosure has been approved by the Fund or such disclosure is reasonably necessary for Smith to provide investment advice to its clients.  Muzinich, aside from certain funds managed under the Muzinich name which Muzinich can use as example portfolios, prohibits selective disclosure of portfolio holdings of other clients or managed funds to preferred clients or prospects or unrelated parties on a real or near real time basis.  The obligation to safeguard sensitive client information would not preclude Muzinich from providing necessary information to, for example, persons providing services to Muzinich or any account such as brokers, accountants, custodians, and fund transfer agents, or in other circumstances when the client consents.  To the extent a subadviser manages a Fund in accordance with a particular style that it uses for other clients, information about the holdings may be available to other clients or potential clients of the subadviser.

The Investment Compliance Manager of the Funds’ Adviser monitors for compliance with the foregoing policies with respect to employees of the Adviser and its affiliates who are Access Persons of the Funds.  Any violations of these policies are reported to the Board of Trustees of the Funds on a quarterly basis.  The policies of the Funds’ sub-advisers are monitored by its compliance staff, and any violations are required to be reported to the Chief Compliance Officer of FIMCO and the Funds, and the Board of Trustees of the Funds.

PORTFOLIO TURNOVER

Portfolio securities may be sold from time to time without regard to the length of time they have been held when, in the opinion of the Adviser or subadviser (as applicable), investment considerations warrant such action.  Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year.  A 100% turnover rate would occur if all the securities in a Fund's portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year.  A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions and, consequently, larger taxable distributions to shareholders.

MANAGEMENT OF THE FUNDS

A.	Advisory and Subadvisory Services.

Investment advisory services to each Fund are provided by FIMCO, pursuant to an Investment Advisory Agreement (“Advisory Agreement”).  FIMCO is a wholly owned subsidiary of First Investors Consolidated Corporation (“FICC”), and its address is 110 Wall Street, New York, NY 10005.  FICC and its consolidated subsidiaries engage in a variety of businesses, ranging from investment management to brokerage services and insurance.  FICC is a subsidiary of The Independent Order of Foresters (“Foresters”).  Foresters owns all of the voting common stock of FICC, the parent company of FIMCO, First Investors Corporation (“FIC”) and Administrative Data Management Corp. (“ADM”) and therefore, Foresters controls each of these FICC affiliated companies.  Foresters is a Canadian fraternal benefit society with operations in Canada, the United States and the United Kingdom and its principal business address is 789 Don Mills Road, Toronto, Canada M3C 179.

Pursuant to the Advisory Agreement, FIMCO is responsible for supervising and managing each Fund’s investments, determining each Fund’s portfolio transactions and supervising all aspects of each Fund's operations, subject to review by the Trustees.  The Advisory Agreement also provides that FIMCO shall provide the Funds with certain executive, administrative and clerical personnel, office facilities and supplies, conduct the business and details of the operation of each Fund and assume certain expenses thereof, other than obligations or liabilities of the Funds.

The Advisory Agreement may be terminated at any time, with respect to a Fund, without penalty by the Trustees or by a majority of the outstanding voting securities of such Fund, or by FIMCO, in each instance on not less than 60 days written notice, and shall automatically terminate in the event of its assignment (as defined in the 1940 Act).  The Advisory Agreement also provides that it will continue in effect, with respect to a Fund, for a period of over two years only if such continuance is approved annually either by the Trustees or by a majority of the outstanding voting securities of such Fund, and, in either case, by a vote of a majority of the Independent Trustees voting in person at a meeting called for the purpose of voting on such approval.

Under the Advisory Agreement, each Fund is obligated to pay the Adviser an annual fee, paid monthly, as set forth in Part I of its SAI.  Each Fund bears all expenses of its operations other than those assumed by the Adviser or its Underwriter under the terms of its Advisory or Underwriting Agreements.  Fund expenses include, but are not limited to: the advisory fee; Rule 12b-1 fees; shareholder servicing fees and expenses; custodian fees and expenses; legal and auditing fees; registration fees and expenses; expenses of communicating to existing shareholders, including preparing, printing and mailing prospectuses and shareholder reports to such shareholders; and proxy and shareholder meeting expenses.  The Advisory Agreement provides that FIMCO will not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the matters to which the Advisory Agreement relates, except a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

FIMCO has an Investment Committee composed of the Chairman of FIMCO, the General Counsel of FIMCO and/or the Chief Legal and Regulatory Officer of FICC in his or her absence, the Investment Compliance Manager, and the portfolio managers of each of the Funds.  The Investment Committee meets periodically to review the performance of each of the Funds, the investment strategies that are being used to manage the Funds and recent additions to and deletions from the portfolios of the Funds.

Wellington Management serves as the investment subadviser to the Global Fund pursuant to a subadvisory agreement (“Subadvisory Agreement”).  Under the Subadvisory Agreement, Wellington Management is responsible for managing the Fund’s investments, subject to the oversight of FIMCO and the Board.  FIMCO is responsible for paying Wellington Management a subadvisory fee with respect to the Fund, as set forth in Part I of the SAI for the Fund.  The Subadvisory Agreement provides that it will continue for a period of more than two years from the date of execution only so long as such continuance is approved annually by either the Board or a majority of the outstanding voting securities of the Fund and, in either case, by a vote of a majority of the Independent Trustees voting in person at a meeting called for the purpose of voting on such approval.  The Subadvisory Agreement also provides that it will terminate automatically if assigned or upon termination of the Advisory Agreement, and that it may be terminated at any time without penalty by the Board or a vote of a majority of the outstanding voting securities of the Fund or by the subadviser upon not more than 60 days nor less than 30 days written notice.  The Subadvisory Agreement provides that Wellington Management will not be liable for any error of judgment or for any loss suffered by the Fund in connection with the matters to which the Subadvisory Agreement relates, except a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

Paradigm Capital Management serves as the investment subadviser to the Special Situations and Life Series Discovery Funds pursuant to a subadvisory agreement (“Subadvisory Agreement”).  Under the Subadvisory Agreement, Paradigm Capital Management is responsible for managing each Fund’s investments, subject to the oversight of FIMCO and the Board. FIMCO is responsible for paying Paradigm Capital Management a subadvisory fee with respect to each Fund, as set forth in Part I of the SAI for the Fund.  The Subadvisory Agreement provides that it will continue for a period of more than two years from the date of execution only so long as such continuance is approved annually by either the Board or a majority of the outstanding voting securities of the Fund and, in either case, by a vote of a majority of the Independent Trustees voting in person at a meeting called for the purpose of voting on such approval.  The Subadvisory Agreement also provides that it will terminate automatically if assigned or upon the termination of the Advisory Agreement, and that it may be terminated at any time without penalty by the Board or a vote of a majority of the outstanding voting securities of the Fund or by the subadviser upon not more than 60 days nor less than 30 days written notice.  The Subadvisory Agreement provides that Paradigm Capital Management will not be liable for any error of judgment or for any loss suffered by the Fund in connection with the matters to which the Subadvisory Agreement relates, except a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties.

Vontobel serves as the investment subadviser to the International and Life Series International Funds pursuant to a subadvisory agreement (“Subadvisory Agreement”).  Under the Subadvisory Agreement, Vontobel is responsible for managing each Fund’s investments, subject to the oversight of FIMCO and the Board.  FIMCO is responsible for paying Vontobel a subadvisory fee with respect to each Fund as set forth in Part I of the SAI for the Fund.  The Subadvisory Agreement provides that it will continue for a period of more than two years from the date of execution only so long as such continuance is approved annually by either the Board or a majority of the outstanding voting securities of the Fund and, in either case, by a vote of a majority of the Independent Trustees voting in person at a meeting called for the purpose of voting on such approval.  The Subadvisory Agreement also provides that it will terminate automatically if assigned or upon the termination of the Advisory Agreement, and that it may be terminated at any time without penalty by the Board or a vote of a majority of the outstanding voting securities of the Fund or by the subadviser upon not more than 60 days nor less than 30 days written notice.  The Subadvisory Agreement provides that Vontobel will not be liable for any error of judgment or for any loss suffered by the Fund in connection with the matters to which the Subadvisory Agreement relates, except a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties.

Smith serves as the investment subadviser to the Select Growth and Life Series Select Growth Funds pursuant to separate subadvisory agreements (collectively, “Subadvisory Agreement”).  Under the Subadvisory Agreement, Smith is responsible for managing each Fund’s investments, subject to the oversight of FIMCO and the Board.  FIMCO is responsible for paying Smith a subadvisory fee, with respect to each Fund as set forth in Part I of the SAI for the Fund.  The Subadvisory Agreement provides that it will continue for a period of more than two years from the date of execution only so long as such continuance is approved annually by either the Board or a majority of the outstanding voting securities of the Fund and, in either case, by a vote of a majority of the Independent Trustees voting in person at a meeting called for the purpose of voting on such approval.  The Subadvisory Agreement also provides that it will terminate automatically if assigned or upon the termination of the Advisory Agreement, and that it may be terminated at any time without penalty by the Board or a vote of a majority of the outstanding voting securities of the Fund or by the subadviser upon not more than 60 days nor less than 30 days written notice.  The Subadvisory Agreement provides that Smith will not be liable for any error of judgment or for any loss suffered by the Fund in connection with the matters to which the Subadvisory Agreement relates, except a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties.

Muzinich serves as the investment subadviser to the Fund For Income, a series of First Investors Income Funds, and the High Yield Fund, a series of First Investors Life Series Funds pursuant to a subadvisory agreement (“Subadvisory Agreement”).  Under the Subadvisory Agreement, Muzinich is responsible for managing each Fund’s investments, subject to the oversight of FIMCO and the Board.  FIMCO is responsible for paying Muzinich a subadvisory fee with respect to each Fund as set forth in Part I of the SAI for each Fund.  The Subadvisory Agreement provides that it will continue for a period of more than two years from the date of execution only so long as such continuance is approved annually by either the Board or a majority of the Independent Trustees voting in person at a meeting called for the purpose of voting on such approval.  The Subadvisory Agreement also provides that it will terminate automatically if assigned or upon the termination of the Advisory Agreement, and that it may be terminated at any time without penalty by the Board or a vote of a majority of the outstanding voting securities of the Fund or by the subadviser upon not more than 60 days nor less than 30 days written notice.  The Subadvisory Agreement provides that Muzinich will not be liable for any error or judgment or for any loss suffered by the Funds in connection with the matters to which the Subadvisory Agreement relates, except a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties.

B.	Code of Ethics.

In accordance with the requirements of Rule 204A-1 under the Investment Advisers Act of 1940 and Rule 17j-1 under the 1940 Act, the First Investors Funds, FIMCO, and their principal underwriter, First Investors Corporation (“FIC”) have adopted a Code of Ethics to protect the Funds and other advisory clients of FIMCO (“Other Advisory Clients”) from actual and potential conflicts of interest which may arise from the Personal Securities Transactions and other conduct of access persons (“Access Persons”).

Under the Code of Ethics, all Access Persons are expected to not only comply with the federal securities laws and the Code of Ethics, but also to follow the highest fiduciary and ethical standards in all business and personal dealings which could in any way affect the Funds or Other Advisory Clients.  The guiding principles for all Access Persons are to place the interests of the Funds and Other Advisory Clients first at all times, to avoid placing themselves in any position in which there is any actual or apparent conflict of interest with the interests of the Funds or Other Advisory Clients, and to refrain from taking any inappropriate advantage of their positions of trust and responsibility.

Subject to certain exemptions, all Access Persons, except the Independent Trustees of the Funds, are subject to a number of restrictions on their personal trading activities.  Among other things, Access Persons (a) must report to FIMCO upon hire, and annually thereafter, all holdings of covered securities and reportable securities, as defined in the Code of Ethics; (b) must have all non-exempt trades in covered securities pre-cleared; (c) are generally prohibited from trading covered securities while any of the Funds are buying or selling or actively considering buying or selling the same covered securities; (d) are prohibited from retaining profits from short-term trading in covered securities; (e) must report to a compliance officer on a quarterly basis all holdings of covered and reportable securities via duplicate account statements, confirmations or quarterly transaction reports; and (f) are prohibited from purchasing covered securities in limited offerings, including initial public offerings and private placements, unless a compliance officer determines that there are no actual or apparent conflicts between the interest of the Access Persons and the Funds.

Wellington Management, which serves as subadviser to First Investors Global Fund, has similarly adopted a Code of Ethics that governs the personal securities trading and conduct of its portfolio managers and other access persons.  Among other things, Wellington Management’s Code of Ethics requires its access persons to file reports concerning their personal securities holdings and transactions, including holdings of, and transactions in, mutual funds for which Wellington Management serves as adviser or subadviser; it requires access persons to pre-clear “covered transactions” prior to execution; and, it imposes “black out restrictions” on buying or selling securities that are being bought or sold by Wellington Management clients.

Paradigm Capital Management, which serves as subadviser to certain First Investors Funds, has similarly adopted a Code of Ethics that governs the personal securities trading and conduct of its portfolio managers and other access persons.  Among other things, Paradigm Capital Management’s Code of Ethics requires access persons to receive approval of a compliance officer prior to executing non-exempt personal securities transactions in “Named Securities”, which are securities currently recommended by Paradigm Capital Management for purchase or sale or are under consideration for purchase or sale; and it requires its access persons to report their personal securities holdings and transactions, including holdings of, and transactions in, mutual funds for which Paradigm Capital Management serves as subadviser.

Vontobel, which serves as a subadviser to certain First Investor Funds, also has similarly adopted a Code of Ethics that governs the personal securities trading and conduct of its portfolio managers and other access persons.  Personnel subject to Vontobel’s Code of Ethics may purchase and sell securities for their personal accounts, including securities that may be purchased, sold or held by the Fund for which Vontobel serves as subadviser, subject to certain restrictions and conditions.  Generally, personal securities transactions are subject to pre-clearance procedures, reporting requirements and holding period rules.  Vontobel’s Code of Ethics also restricts personal securities transactions in private placements, initial public offerings and securities in which the Funds, for which Vontobel serves as subadviser, have a pending order.

Smith, which serves as a subadviser to certain First Investors Funds, also has similarly adopted a Code of Ethics that governs the personal securities trading and conduct of its portfolio managers and other access persons.  Personnel subject to Smith’s Code of Ethics may purchase and sell securities for their personal accounts, including securities that may be purchased, sold or held by the Fund for which Smith serves as subadviser, subject to certain restrictions and conditions.  Generally, personal securities transactions are subject to reporting requirements and holding period rules.  Smith’s Code of Ethics also restricts personal securities transactions in certain situations.

Muzinich, which serves as a subadviser to certain First Investors Funds, also has similarly adopted a Code of Ethics that governs the personal securities trading and conduct of its portfolio managers and other access persons.  Personnel subject to Muzinich’s Code of Ethics, among other things, must recognize and act in accordance with the concept that the interests of clients are paramount and take precedence over all others.  All employees sign onto Muzinich’s Code of Ethics in which they agree to submit brokerage statements for all of their securities and related holdings across all asset classes to the firm’s CCO.  All personal trades in corporate credit securities or loans, or in new issues, limited offerings, or in 40-Act funds managed or sub-advised by Muzinich, require the prior approval of the firm’s CCO.  Firm personnel may not trade in securities of any type issued by companies placed on the Firm’s “Restricted List” as they are companies in which the firm may have received material non-public information.

C.	Proxy Voting Policies and Procedures.

The Funds have adopted policies and procedures for determining how proxies relating to portfolio securities held by the Funds should be voted, including policies and procedures for identifying and addressing potential conflicts of interest that may be presented between the interests of the Funds, their shareholders, and their advisers, subadvisers, and other affiliated persons.  For Funds that are managed by FIMCO, the Board has approved use of FIMCO’s proxy voting policies and procedures.  For each Fund that is managed by a subadviser, the Board has approved that subadviser’s proxy voting policies and procedures.  The proxy voting policies and procedures used by FIMCO and the subadvisers are summarized below.  All proxies are required to be voted in accordance with the best interests of the Funds.  However, since the Funds are managed by different personnel and reasonable minds may differ on whether a particular proposal is in the best interest of a Fund, the Funds may not all vote in a similar manner on any particular issue.  Moreover, the Funds may not vote all proxies for a variety of reasons described below.

1.	FIMCO.

FIMCO has delegated the responsibilities of monitoring and voting proxies on behalf of the FIMCO-managed Funds to Broadridge Investor Communications Solutions, Inc. (“Broadridge”).  FIMCO monitors the proxy voting process at Broadridge via its ProxyEdge website (Broadridge’s online voting and research platform).  Records of which accounts are voted, how accounts are voted, and how many shares are voted, are kept electronically with Broadridge and can be accessed by FIMCO.

FIMCO has instructed Broadridge to vote proxies for the FIMCO-managed Funds automatically in accordance with the voting recommendations of Glass Lewis & Co. (“Glass Lewis”).  However, FIMCO will monitor what it regards as critical or important proxy votes and has reserved the right to vote on any issue in accordance with its own evaluation of the issue.  In determining how to vote a particular proxy, Glass Lewis follows the principles outlined in its Proxy Paper Guidelines and conducts a case-by-case analysis to determine what is in the best interests of shareholders.  Glass Lewis does not provide consulting services to the companies it covers, which mitigates the risk of conflicts of interest and ensures the independence of its analysis.  Glass Lewis’ Proxy Paper Guidelines are published at www.glasslewis.com/solutions/proxypaper.php.

If a proxy proposal were to create a conflict of interest between the interests of a Fund and those of FIMCO or its affiliates, the conflict of interest would have to be reported to FIMCO’s General Counsel and/or the Chief Legal and Regulatory Officer of FICC in his or her absence.  The General Counsel would then provide guidance concerning the resolution of the conflict of interest and would report the conflict of interest to the Board of Trustees of the Funds at its next formal meeting.

2.	Wellington Management.

The Board of Trustees, on behalf of the Global Fund, for which Wellington Management serves as subadviser, has granted to Wellington Management the authority to vote proxies on its behalf with respect to the assets managed by Wellington Management.  Wellington Management votes proxies in what it believes are the best economic interests of its clients and in accordance with its Global Proxy Policy and Procedures. Wellington Management’s Corporate Governance Committee is responsible for the review and oversight of the firm’s Global Proxy Policy and Procedures. The Corporate Governance Group within Wellington Management’s Investment Services Department is responsible for the day-to-day administration of the proxy voting process. Although Wellington Management may utilize the services of various external resources in analyzing proxy issues and has established its own Global Proxy Voting Guidelines setting forth general guidelines for voting proxies, Wellington Management personnel analyze all proxies and vote proxies based on their assessment of the merits of each proposal. Each portfolio manager of the Global Fund has the authority to determine the final vote for securities held in the Global Fund, unless the portfolio manager is determined to have a material conflict of interest related to that proxy vote.  Wellington Management maintains procedures designed to identify and address material conflicts of interest in voting proxies. Its Corporate Governance Committee sets standards for identifying material conflicts based on client, vendor and lender relationships. Proxy votes for which Wellington Management identifies a material conflict are reviewed by designated members of its Corporate Governance Committee or by the entire committee in some cases to resolve the conflict and direct the vote.

Wellington Management may be unable to vote or may determine not to vote a proxy on behalf of the Global Fund due to share blocking and re-registration requirements, lack of adequate information, untimely receipt of proxy materials, immaterial impact of the vote, and/or excessive costs.

3.	Paradigm Capital Management.

With respect to the Funds that are managed by Paradigm Capital Management in its capacity as subadviser, the Board of Trustees has approved the use of Paradigm Capital Management’s proxy voting policies and procedures with respect to proxies relating to portfolio securities held by such Funds.  Paradigm Capital Management votes proxies consistent with the best interests of the client, including long-term and short-term economic interests. Paradigm Capital Management’s Chief Compliance Officer is responsible for the review and oversight of the firm’s proxy voting policies and procedures.  The portfolio managers are responsible for the day-to-day administration of the proxy voting process.  Paradigm Capital Management has subscribed to an unaffiliated third-party corporate governance research service to assist it in analyzing proxies.  The portfolio managers have the authority to determine the final vote for securities held in Funds for which they serve as the designated manager, unless such party is determined to have a material conflict of interest related to that proxy vote.  Paradigm Capital Management maintains procedures designed to identify and address material conflicts of interest in voting proxies.  The Chief Compliance Officer sets standards for identifying material conflicts.  Proxy votes for which Paradigm Capital Management identifies a material conflict are reviewed by the Chief Compliance Officer and the portfolio manager to resolve the conflict and direct the vote.  If a resolution cannot be made by the Chief Compliance Officer and the portfolio manager, a third party may be asked to resolve the situation.

4.	Vontobel.

With respect to the Funds that are managed by Vontobel in its capacity as subadviser, the Board of Trustees has approved the use of Vontobel’s proxy voting policies and procedures with respect to proxies relating to portfolio securities held by such Funds.  Vontobel votes proxies consistent with the best interests of the client.  Vontobel has subscribed to an unaffiliated third-party corporate governance research service to assist it in analyzing proxies.  In most cases, Vontobel votes in strict accordance with the recommendations of the unaffiliated third-party corporate governance research service, but reserves the right to change that vote when a majority of the portfolio managers disagree with a recommendation or the firm is otherwise advised by the client in writing.  Vontobel maintains procedures designed to identify and address material conflicts of interest in voting proxies.  Whenever the Proxy Voting Group at Vontobel detects an actual or potential material conflict between the interests of a client, on the one hand, and the firm’s interests or the interests of a person affiliated with the firm on the other, the Proxy Voting Group will review the conflict.  If a potential conflict has been identified, then Vontobel will provide the client with sufficient information regarding the potential conflict and obtain the client’s consent prior to voting, or vote securities in accordance with its proxy voting policies discussed above.

5.	Smith Group.

With respect to the Funds that are managed by Smith in its capacity as subadviser, the Board of Trustees has approved the use of Smith’s proxy voting policies and procedures with respect to proxies relating to portfolio securities held by such Funds.  Smith believes that voting client proxies is an important tool for maintaining long-term shareholder value for its clients in conjunction with the overall portfolio management process.  Smith has written policies and procedures designed to ensure that these ideals are effectively maintained in accordance with client’s best interests.  Smith has established an advisory committee consisting of senior members of the management team as well as senior portfolio managers and Smith’s Chief Compliance Officer, which has the responsibility to construct Smith’s overall voting guidelines as well as the procedures to ensure compliance.  A member of the committee has been designated the proxy voting manager, whose duty it is to administer Smith’s proxy voting procedures on an ongoing basis.   Smith’s designated voting delegate receives proxy materials from the custodial bank or trustee for each client with which Smith has stated proxy voting authority.  Smith has contracted with a third-party service provider to assist with administrative functions, including collecting and sorting proxy materials.  Smith has stated guidelines regarding specific proxy items.  Those items that do not fall under the stated guidelines set forth by Smith are reviewed on a case-by-case basis by the proxy voting manager and voted in the client’s best interest as determined by the committee.  Situations may arise where the interests of Smith conflict with those of the client.  These situations could include where: (i) Smith provides advisory services to a public firm whose shares are included in its client’s portfolio; or (ii) Smith, an affiliate or an employee has a personal relationship with a public firm whose shares are included in a client’s portfolio.  If these situations arise and management of the issuer is soliciting proxy votes, the following guidelines will be applied: (a) if the proxy voting guidelines already determine a course of action, votes will be cast according to the guidelines; (b) if the proxy item does not fall under the specific guidelines or has been identified to be voted on a case-by-case basis, votes will be cast in accordance with an independent third-party corporate governance consultant.

6.	Muzinich.

With respect to the Funds that are managed by Muzinich in its capacity as subadviser, the Board of Trustees has approved the use of Muzinich’s proxy voting policies and procedures with respect to proxies relating to portfolio securities held by such Funds.  In voting proxies, Muzinich will vote strictly in accordance with the best interests of the beneficiaries and in light of the purposes for which each individual account was created.  Muzinich will generally support the management nominees of the issuer, because the company knows the individuals best to lead it.  In addition, proxies will generally be voted along management's guidelines as indicated on the proxy.  The review of long-term and short-term advantages will be weighed when making these decisions.  Support will be given for proposals, for example, that support shareholder rights and increase management accountability to the shareholders without sacrificing management’s flexibility.  Votes may be held if Muzinich determines that the vote puts the shareholder’s rights at risk.

7.           Situations Where Proxies May Not be Voted.

FIMCO, Wellington Management, Paradigm Capital Management, Vontobel, Smith and Muzinich may be unable to vote or may determine not to vote a proxy on behalf of a Fund due to share blocking and re-registration requirements, lack of adequate information, untimely receipt of proxy materials, immaterial impact of the vote, and/or excessive costs.

8.           Proxy Voting Record of the Funds.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request by calling 1(800) 423-4026 and (2) on the SEC’s internet website at http://www.sec.gov.

RESPONSIBILITIES OF THE BOARD OF THE FUNDS

Leadership Structure and Oversight Responsibilities.  There is one common Board of the Funds within the First Investors Family of Funds.  The Board is responsible for oversight of the Funds.  The Trust has engaged FIMCO to manage each Fund on a day-to-day basis.  The Board is responsible for overseeing: FIMCO; the subadvisers, as applicable; and certain other principal service providers in the operations of the Funds.  The Board currently is composed of six Trustees, five of whom are Independent Trustees.  The Board currently conducts regular meetings six times a year, four of which are formal meetings and two of which are informal meetings.  In addition, the Board may hold special in-person or telephonic meetings and informal conference calls to discuss matters that arise or require action between regular Board meetings.  The Independent Trustees meet regularly outside the presence of Fund management, in executive session or with other service providers to the Funds.  The Independent Trustees have engaged independent legal counsel to assist them in performing their oversight responsibilities.

The Board has appointed an Independent Trustee to serve in the role of Chairman.  The Chairman’s role is to participate in the preparation of the agenda for meetings of the Board, preside at all meetings of the Board, and act as a liaison with officers of the Funds, attorneys and other Trustees generally between meetings.  The Chairman may also perform such other functions as may be delegated by the Board from time to time.  The Board has established two standing committees, a Governance Committee and an Audit Committee, to assist the Board in performing its oversight responsibilities, and from time to time may establish informal working groups to review and address the policies and practices of the Funds with respect to certain specified matters.  The Board has appointed a lead Trustee with respect to oversight of investment-related matters, including evaluation of Fund performance and fees for purposes of contract renewal meetings, and has also appointed a lead Trustee with respect to risk-related matters.  The Governance and Audit Committees are comprised of only Trustees who are Independent Trustees (Independent Trustees are also referred to as Disinterested Trustees).  Currently, all of the Independent Trustees serve on these committees.  The Governance and Audit Committees may designate one member to serve as the Chairperson of the Committee.  The Board believes that the Board’s leadership structure is appropriate because it allows the Board to exercise informed and independent judgment over the matters under its purview and it allocates areas of responsibility among committees of Trustees and the full Board in a manner that enhances effective oversight.

The Funds are subject to a number of risks, including investment, compliance, operational and valuation risks, among others.  Risk oversight forms part of the Board’s general oversight of the Funds and is addressed as part of various Board and committee activities.  The actual day-to-day risk management with respect to the Funds resides with FIMCO, the subadvisers and other service providers to the Funds.  Under the general oversight of the Board, FIMCO, the subadvisers and other service providers employ a variety of processes, procedures and controls to identify various events or circumstances that give rise to risks, to lessen the probability of their occurrence and/or to mitigate their effects if they do occur.  Each of FIMCO, the subadvisers, and other service providers has its own, independent interest in risk management, and its policies and methods of risk management will depend on its functions and business models.  Although these risk management policies are designed to be effective, these policies and their implementation vary among service providers and over time, and there is no guarantee that they will be effective.  Not all risks that may affect the Funds can be identified or processes and controls developed to eliminate or mitigate their occurrence or effects, and some risks are simply beyond any control of the Funds or FIMCO, the subadvisers or other service providers.  As part of its regular oversight of the Funds, the Board, directly or through a committee or its lead Trustee for risk-related matters, interacts with and reviews reports from, among others: FIMCO; the subadvisers, as applicable; the Fund’s Chief Compliance Officer; the independent registered public accounting firm for the Funds; and other service providers to the Funds, as appropriate, regarding risks faced by the Funds and management’s or the service provider’s risk functions.  The Board has appointed a Chief Compliance Officer for the Funds, who oversees the implementation and testing of the Funds’ compliance program and provides reports to the Board regarding compliance matters for the Funds and their service providers.  The Chief Compliance Officer’s reports include a quarterly report outlining all identified compliance risks, all material compliance matters and how these compliance matters were resolved.  Moreover, the Chief Compliance Officer regularly discusses the relevant compliance and risk-related issues affecting the Funds during private meetings with the Independent Trustees held each quarter.  The Board may, at any time and in its discretion, change the manner in which it conducts risk oversight.

The Governance Committee is responsible for, among other things, selecting and nominating persons to serve as Independent Trustees on the Board, evaluating candidates’ qualifications, reviewing the composition of the Board to determine whether it may be appropriate to add other Independent Trustees, and reviewing Trustee compensation.  During the last fiscal year, the Governance Committee met two times to discuss nominating, compensation and other matters.

When the Board has, or expects to have, a vacancy, the Governance Committee receives and reviews information on candidates qualified to be recommended to the full Board as nominees for election as Trustees, including any recommendations by shareholders. The Governance Committee will review shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Governance Committee at the Funds’ offices c/o First Investors Management Company, Inc., 110 Wall Street, New York, New York 10005.

The Audit Committee is responsible for, among other things, overseeing the Funds’ accounting, financial reporting, and internal controls, approving the selection, retention, or termination of auditors, evaluating the independence of auditors, pre-approving any audit and non-audit services provided to the Funds and certain non-audit services provided to FIMCO or any of its affiliates, meeting with the auditors to discuss the audit plan, audit results, and any matters of concern that may be raised by the auditors, receiving reports from Fund management regarding the design or operation of the Funds’ internal controls, investigating improprieties or suspected improprieties in the Funds’ accounting or financial reporting, and reporting its activities to the full Board on a regular basis. The Audit Committee met three times during the last fiscal year.

The Board has concluded that, based on each Trustee’s experience, qualifications, attributes or skills as set forth below, on an individual basis, each Trustee should serve as a Trustee of the Funds.  Among the attributes common to all Trustees are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the other Trustees, FIMCO, the subadvisers, other service providers, counsel and the independent registered public accounting firm, and to exercise effective business judgment in the performance of their duties as Trustees.  A Trustee’s ability to perform his or her duties effectively may have been attained through the Trustee’s business or consulting positions; experience from service as a board member of the Funds and the other funds in the First Investors Funds fund complex (and/or in other capacities, including for any predecessor funds), other investment funds, public companies, or non-profit entities or other organizations; and/or other life experiences.  Additional information about the Trustees is included in Part I of this SAI.

Robert M. Grohol.  Mr. Grohol has served as a Trustee since June 2000, and Chairman since January 2010, with respect to all of the Funds in the fund complex.  In addition, he has over 40 years of executive and business experience in the consumer finance industry.  Prior to his retirement, Mr. Grohol was the Senior Vice President of Operations of Beneficial Corporation for 15 years.

Charles R. Barton, III.  Mr. Barton has served as a Trustee of all of the Funds in the fund complex since 2006.  He has served on the board of the Barton Mines Corporation, a privately held mining and industrial abrasives distribution business, for over 20 years and became its Chief Operating Officer in 2007.  In addition, Mr. Barton is President of Noe Pierson Corporation, a privately-held land holding and management service provider.  Prior to 2001, he held finance-related positions at AlliedSignal and Honeywell International, Inc.

Stefan L. Geiringer.  Mr. Geiringer has served as a Trustee of all of the Funds in the fund complex since 2006.  In addition, he has over 50 years of executive and business experience as the founder and executive officer of various energy distribution and energy consulting companies. He has served on the boards of both private and public companies and served in active duty in the armed forces.

Arthur M. Scutro, Jr.  Mr. Scutro has served as a Trustee of all of the Funds in the fund complex since 2006.  In addition, he has over 36 years of accounting, executive and business experience in the public accounting and financial services industries.  Prior to his retirement, Mr. Scutro was a Senior Vice President at UBS PaineWebber.

Mark R. Ward.  Mr. Ward has served as a Trustee of all of the Funds in the fund complex since 2010.  He has over 32 years of experience in the accounting industry.  Prior to his retirement, he served as a senior partner at Ernst & Young, LLP and the leader of its Mid-Atlantic asset management practice.  Currently, Mr. Ward serves as a consultant with respect to accounting matters.

Christopher H. Pinkerton.  Mr. Pinkerton was elected as a Trustee and appointed as President of all the Funds in the fund complex effective January 19, 2011.  He has nearly 30 years of experience as a senior executive in the insurance and financial services industry, with a focus on financial management, fraternal benefit organization stewardship, sales force and market development, investment management and product development and implementation.  Mr. Pinkerton also currently serves as President of FICC and FIC and as Chairman and Director of certain First Investors affiliated companies.  He also serves as the President of the US Division of Foresters and as Chairman of certain affiliates of Foresters.

UNDERWRITER AND DEALERS

Each Fund, except First Investors Life Series Funds, has entered into an underwriting agreement (“Underwriting Agreement”) with First Investors Corporation (“Underwriter” or “FIC”), located at 110 Wall Street, New York, New York 10005 that requires the Underwriter to use its best efforts to sell shares of the Funds.  The Underwriting Agreement provides that it will continue in effect from year to year, with respect to a Fund, only so long as such continuance is specifically approved at least annually by the Board or by a vote of a majority of the outstanding voting securities of such Fund, and in either case by the vote of a majority of the Independent Trustees, voting in person at a meeting called for the purpose of voting on such approval.  The Underwriting Agreement will terminate automatically in the event of its assignment.

The following table lists the current sales charge with respect to Class A shares of each Fund, except Cash Management Fund, as well as the amount of the sales charge that is reallowed to dealers selling the shares:

Amount of Investment	Sales Charge as % of Offering Price	Net Amount Invested	Concession to Dealers as a % of Offering Price
Less than $100,000	5.75%	6.10%	4.72%
$100,000 but under $250,000	4.50	4.71	3.69
$250,000 but under $500,000	3.50	3.63	2.87
$500,000 but under $1,000,000	2.50	2.56	2.05
$1,000,000 or more	0	0	*

* There is no sales charge on transactions of $1 million or more, purchases that qualify for Rights of Accumulation of $1 million, purchases made pursuant to a Letter of Intent of $1 million and purchases by group retirement plans pursuant to sales charge waiver privileges.  The Underwriter will pay from its own resources an imputed dealer concession equal to 0.90% of the amount invested to dealers on such purchases.  If such shares are redeemed within 24 months of purchase, a CDSC of 1.00% will be deducted from the redemption proceeds except in certain circumstances.  The CDSC will generally be applied in the same manner as the CDSC on Class B shares.

POTENTIAL CONFLICTS OF INTERESTS IN DISTRIBUTION ARRANGEMENTS

The principal underwriter for the Funds, FIC and FIMCO, the Funds’ Adviser, are subsidiaries of the same holding company.  Their income and profits are shared at the holding company level.

FIC offers both First Investors Funds and outside (i.e., non-proprietary) funds.  FIC focuses the training that it provides to its representatives and sales managers on the First Investors Family of mutual funds and insurance products.  The training of representatives and sales managers centers primarily on developing suitable investment portfolios for customers based on the proprietary products that FIC offers.  FIC believes that its own Family of Funds and insurance products is sufficiently diverse to meet the needs of most of its clients.  FIC also knows more about its own products and has better supervisory control over them.  Although FIC allows its representatives to sell a variety of non-proprietary funds, it does so solely as an accommodation to clients who wish to invest in funds other than First Investors Funds.  In most of FIC’s offices, non-proprietary funds represent a small percentage of fund business.  Indeed, many FIC representatives do very little business in non-proprietary funds.

FIC generally pays its sales representatives and managers more for selling First Investors Funds than for selling non-proprietary funds. FIC believes that this is fair and appropriate because, unlike many other firms, it does not accept revenue sharing or other forms of financial support from the sponsors of outside fund groups. Its sole compensation for selling outside funds is its portion of the sales charge and Rule 12b-1 fees (if any) that are disclosed in the applicable prospectus. Thus, outside funds do not share in FIC’s costs of recruiting, training, or supervising its representatives. The compensation that a First Investors representative or sales manager earns on the sale of a particular product depends, of course, upon a variety of factors, including the type of product, the sales charge rate, whether a breakpoint or discount is available, the class of shares being sold, and the concession that is received by the dealer. However, all else being equal, as noted above, First Investors representatives and sales managers receive more compensation for selling First Investors Funds than for selling similar outside funds.

The principal underwriter of the First Investors Funds does not permit its sales representatives to recommend Class B shares to their clients.  Class B shares may only be sold by FIC representatives on an unsolicited basis. This policy applies to sales by FIC representatives of Class B shares of all fund companies that offer such shares, including First Investors Funds.  The principal underwriter’s policy is designed to address regulatory concerns that certain investors who purchase Class B shares may not be aware that they are, directly or indirectly through a Rule 12b-1 distribution fee, paying a sales charge and that sales representatives may have potential conflicts of interest if they have a choice of whether to recommend Class A or Class B shares.

It should be noted that the principal underwriter of the First Investors Funds has a financial incentive to sell Class A shares rather than Class B shares.  The principal underwriter pays a sales commission to its representatives at the point of sale whether they sell Class A or Class B shares.  However, when its representatives sell Class A shares, their sales commission is generally derived from the sales charge paid by the customer.  By contrast, when they sell Class B shares, the principal underwriter must pay their sales commission out of its own resources.  The principal underwriter hopes to recover the amount paid to the representatives out of ongoing Class B share Rule 12b-1 fees or contingent deferred sales charges on Class B redemptions.  Thus, when its representatives sell Class B shares, the principal underwriter bears additional costs and the risk that it may not be able to recover the up-front sales commissions it pays (e.g., if Rule 12b-1 fees decline because a fund’s assets decline or if redemptions occur under a conditional deferred sales charge waiver privilege).  Finally, it should be noted that the principal underwriter’s representatives generally receive a higher commission for selling Class A shares rather than Class B shares when customers are investing amounts that are less than the first breakpoint on Class A shares.

DISTRIBUTION PLANS

Each Fund, except the First Investors Life Series Funds, has adopted one or more Distribution Plans in accordance with Rule 12b-1 under the Investment Company Act of 1940.  Each Fund, except for the Cash Management Fund, has adopted Distribution Plans for both their Class A and Class B shares (“Class A Plan” and “Class B Plan” or “Plans”).  The Cash Management Fund has adopted only one plan, which is for its Class B shares.  Under the Class A Plan, each Fund compensates the Underwriter for certain expenses incurred in the distribution of that Fund’s shares and the servicing or maintenance of existing Fund shareholder accounts at an annualized rate of up to 0.30% of each Fund’s average daily net assets attributable to its Class A shares.  Under the Class B Plan, each Fund compensates the Underwriter at an annualized rate of 1.00% of each Fund’s average daily net assets attributable to its Class B shares.

Each Plan will continue in effect from year to year as long as its continuance is approved annually by either the applicable Fund’s Board or by a vote of a majority of the outstanding voting securities of the relevant class of shares of such Fund.  In either case, to continue, each Plan must be approved by the vote of a majority of the Independent Trustees of the applicable Fund.  Each Fund’s Board reviews quarterly and annually a written report provided by the Treasurer of the amounts expended under the applicable Plan and the purposes for which such expenditures were made.

Each Plan can be terminated at any time by a vote of a majority of the applicable Fund’s Independent Trustees or by a vote of a majority of the outstanding voting securities of the relevant class of shares of such Fund.  Any change to any Plan that would materially increase the costs to that class of shares of a Fund may not be instituted without the approval of the outstanding voting securities of that class of shares of such Fund as well as any class of shares that converts into that class.  Such changes also require approval by a majority of the applicable Fund’s Independent Trustees.

In adopting each Plan, the Board of each Fund considered all relevant information and determined that there is a reasonable likelihood that each Plan will benefit each Fund and their class of shareholders.  The Boards believe that amounts spent pursuant to each Plan have assisted each Fund in providing ongoing servicing to shareholders, in competing with other providers of financial services and in promoting sales, thereby increasing the net assets of each Fund.

In reporting amounts expended under the Plans to the Trustees, in the event that the expenses are not related solely to one class, the expenses are allocated as follows: the expenses that are allocated to service are allocated based solely on average net assets and the expenses that are allocated to distribution are allocated pursuant to a methodology that takes into account the costs with respect to each class.

ADDITIONAL INFORMATION CONCERNING PURCHASES,
REDEMPTIONS, PRICING, AND SHAREHOLDER SERVICES

The following is supplemental information concerning purchases, redemptions, pricing and shareholder services for Funds covered by this SAI.  This information generally does not repeat information already discussed in the applicable Fund prospectus and does not apply to First Investors Life Series Funds.  Information related to retirement accounts and/or other tax-deferred accounts generally does not apply to First Investors Tax Exempt Funds.  We reserve the right to change our policies for opening accounts, processing transactions, and providing other shareholder services without prior notice.  The distributor and transfer agent reserve the right to reject an account application, investment check, or other purchase request for any reason and are not obligated to provide notice to you beforehand.

Additional Information on How To Open An Account.

General Customer Identification Requirements

The USA PATRIOT Act requires mutual funds, broker-dealers, and other financial institutions to obtain, verify and record information that identifies each customer who opens a new account.  To comply with these requirements, generally we must obtain certain information about a new customer before we can open a new account for the customer, including the customer’s name, residential street address, date of birth (in the case of a natural person), social security or other taxpayer identification number (“TIN”), and citizenship status.  It is our general policy not to open accounts for non-resident aliens.  Additional information may be required to open an account for an entity and in certain other circumstances.

The starting point in the process is the completing of an account application.  If you are opening an account through FIC, you must first complete and sign a Master Account Agreement (“MAA”) unless your account is part of a qualified group retirement plan.  Your registered representative will assist you in completing the MAA, explain our product line and services, and help you select the right investments. If you are opening a Fund account through a broker-dealer other than FIC, you will generally be required to complete an application for non-affiliated broker-dealers unless your account is established through Fund/SERV or Networking.  If your account is being established through Fund/SERV or Networking, you may need to complete an application for non-affiliated broker-dealers and other documents for certain privileges; you must contact your broker-dealer to determine which privileges are available to you. Broker-dealers that process transactions through Fund/SERV or Networking are responsible for obtaining your permission to process transactions and for ensuring that the transactions are processed properly.

Broker-dealers may charge their customers a processing or service fee in connection with the purchase and/or redemption of Fund shares.  Such a fee is in addition to the fees and charges imposed by the Funds.  The amount and applicability of such a fee is determined and disclosed to customers by each individual broker-dealer.  Processing or service fees typically are fixed dollar amounts and are in addition to the sales and other charges described in the Fund’s prospectus and this Statement of Additional Information.  Your broker-dealer will provide you with specific information about any processing or service fees you will be charged.

As described more fully below, to satisfy the requirements of the law, we may also ask for a document that identifies the customer, such as a U.S. driver’s license, passport, or state or federal government photo identification card.  In the case of a customer that is an entity, we may also ask for a document that identifies the customer, such as articles of incorporation, state issued charter, excerpts from a partnership agreement or trust document, as well as information such as the name, address, date of birth, citizenship status, and social security number of the person or persons who have authority over the account.

Once we have received your application and such other information as is required, we will attempt to verify your identity or in the case of an entity, the identity of the authorized person(s) using a consumer reporting agency or documentary evidence.  If we are unable to verify your identity to our satisfaction, within a maximum of sixty (60) days of opening your account, we will restrict most types of investments in your account.  We reserve the right to liquidate your account at the current net asset value within a maximum of ninety (90) days of its opening if we have not been able to verify your identity.  For accounts established in the name of a Trust, we require the name, residential street address, date of birth, social security number, citizenship status and any supporting identification documents of each authorized trustee.  We will attempt to verify each trustee before investing assets in the name of a Trust.  In the event we are unable to verify the identity of each trustee to our satisfaction, your investment amount will be returned.  In the instance of a 403(b) or 457(b) account, verification must be completed to our satisfaction before your account will be established or investment honored.

The foregoing customer information and verification procedures are not applicable to accounts that are opened through omnibus accounts, certain other accounts as permitted by law or shareholders of the Funds who held accounts as of October 1, 2003, provided that we have the account holders’ correct names, addresses, social security numbers and birth dates.  If existing shareholders have not provided us with all necessary information, we may require additional information from them before we will open new fund accounts for them directly or indirectly through an exchange.

Specific Account Requirements

Listed below are the account opening requirements for our most common types of accounts.  After you select the type of account you want to open and the Fund(s) you want to purchase, you need to deliver your completed customer application to the Fund’s transfer agent or your Representative, along with supporting documentation and your check (made payable to FIC or the Fund).  Upon receipt of your properly completed paperwork, a “Customer Account” will be opened for you.  The term “Customer Account” refers to all Fund accounts owned by the same customer.  An individual and a joint account represent two different customers.  Therefore, a customer who owns both individually and jointly registered accounts, will be assigned two “Customer Accounts.”

It is the policy of the Funds to accept certain instructions from any one owner or legal representative of an account that has multiple owners (such as a joint account) or multiple legal representatives (such as a trust with multiple trustees).  The Funds bear no responsibility for accepting such instructions.

A.  Non-Retirement Accounts.

We offer a variety of “non-retirement” accounts, which is the term used to describe all accounts other than retirement accounts.

Individual Accounts.  Individual accounts may be opened by any adult individual who resides in the U.S.  You must certify that you are a legal resident of the U.S. on the MAA or an application for non-affiliated broker-dealers and provide us with your name, residential street address in the U.S. (Army or Fleet Post Office number are acceptable), taxpayer identification number, date of birth, citizenship status, and other such information as may be required by law.  If you are not a U.S. citizen, you must also disclose your country of origin and generally provide a photocopy of an unexpired green card.

Joint Accounts.  Joint accounts may be opened by two or more adult individuals who reside in the U.S.  Each joint tenant must provide the same information that is required for opening an individual account and each joint tenant’s personal information must be verified as required by the USA PATRIOT Act.  Joint ownership may take several forms, e.g., joint tenants with rights of survivorship, tenants in common, etc.

It is your obligation to specify the type of joint account that you want to establish and to verify that it is valid in your state.  The laws governing joint or community property vary by state of residence.  You may want to consult a lawyer about your registration choice.  For joint tenants with rights of survivorship and tenants by the entirety, on the death of an account owner the entire interest in the account generally goes to the surviving account owner(s).  For tenants in common, a deceased account owner’s interest generally goes to the account owner’s estate.  Tenants in common are responsible for maintaining records of the percentages of their ownership in the account.  Irrespective of the type of joint account that you select, each joint tenant is responsible for notifying us immediately of the death of any other joint tenant.  You agree that we are not liable for any transactions, payments, or distributions that we process prior to our receipt of such notice (as long as any one joint tenant has authorized the transaction).  When we are notified of the death of a tenant in common, we may require that any subsequent transaction in the account be approved by his or her legal representative as well as the surviving tenant in common.

Transfer on Death (TOD) Accounts.  TOD accounts are available on all Fund accounts in all states (unless held in an omnibus account).  TOD accounts allow individual and joint tenants with rights of survivorship to name one or more beneficiaries.  The ownership of the account passes to the named beneficiary(ies) in the event of the death of all account owners.  To establish a TOD account, you must furnish the same information that is required to open an ordinary individual or joint account and also complete a First Investors TOD Registration Request Form or Non-Retirement Account TOD Beneficiary Designation.  See “Transfer on Death Guidelines” further in this SAI.

Coverdell Education Savings Accounts (ESAs).  ESAs may be opened for a beneficiary by his (her) parent or legal guardian (“Responsible Individual”) who resides in the U.S.  These accounts allow you to accumulate assets on a tax-deferred basis to help satisfy qualified educational expenses for a Designated Beneficiary (generally, a minor child).  To establish an ESA, the Responsible Individual (the parent or legal guardian) must complete an Application.  If someone other than the Responsible Individual is making the initial contribution, he or she must sign the ESA Application as the Depositor.  The Responsible Individual is considered the customer and must furnish the same information, as he or she would provide for an individual account.  Certain information must also be provided for the Depositor as well as the Designated Beneficiary.

There is an annual custodial fee of $15 for each ESA, irrespective of the number of Funds that are held in the account.  The Funds currently pay this fee.  The Funds reserve the right to discontinue paying this fee at any time on forty-five (45) days written notice to account holders.  In such event, the fee will be charged to account holders.  The custodian also reserves the right to increase or modify the fee on prior written notice.

Gifts and Transfers to Minors Accounts.  These accounts may be opened for minors established under the applicable state’s Uniform Gifts/Transfers to Minors Act.  They are registered under the minor’s social security number.  We require the name, address, date of birth, citizenship and TIN of both the minor and the custodian on the MAA or an application for non-affiliated broker-dealers.  For accounts opened under a Uniform Gifts to Minors Act (UGMA) or a Uniform Transfer to Minors Act (UTMA), you agree that all assets belong to the minor and that you will only use them for the minor’s benefit – even after the assets have been removed from the account.  We have no obligation to monitor your instructions concerning the account or how you use the assets held in the account.  In addition, you consent to re-registering the account in the name of the minor once the minor reaches the age at which custodianship ends, and consent to allow the minor to redeem any and all assets from the account once the minor reaches the age at which custodianship ends.

Conservatorship/Guardianship Accounts.  These accounts may only be opened by legal representatives.  To establish a conservatorship or guardianship account, you must complete an MAA or an application for non-affiliated broker-dealers and provide the name, address, date of birth, citizenship status, and TIN of both the minor (ward) and the conservator (guardian).  In addition, you must also furnish a certified copy of the court document appointing you as the conservator/guardian.  A First Investors Agent’s Certification Form may also be required, and the identity of the conservator/guardian will be verified.

Estate Accounts.  Estate accounts may be opened by completing an MAA or an application for non-affiliated broker-dealers and providing the name, address, citizenship status, date of birth and TIN of the executor (administrator), the name of the decedent and TIN of the estate.  You must also provide an original or certified copy of the death certificate and a certified copy of Letters Testamentary/Administration.  A First Investors Agent’s Certification Form may also be required, and the identity of the estate representative will be verified.

Corporate Accounts.  Corporate Accounts may be opened for corporations that are organized in the U.S.  The entity’s name, U.S. business address, and TIN must be provided on the MAA or an application for non-affiliated broker-dealers.  We will generally require documentary proof of the existence and identity of the entity, such as a certified copy of the company’s articles of incorporation signed by the secretary of the corporation, a certificate of incorporation or good standing issued by the secretary of the state, a government-issued business license, or a bank reference by a U.S. bank on the bank’s letterhead in addition to the name, address, citizenship status, date of birth and social security number of the authorized person(s) for the entity.  The accounts of publicly traded corporations are exempt from some of these requirements.  We recommend that you furnish documentary proof of the entity’s existence when you apply to open the account.  A First Investors Certificate of Authority (“COA”) may also be required to identify the individuals who have authority to effect transactions in the account.

Partnership Accounts.  Partnership Accounts may be opened for partnerships that are organized in the U.S.  You must provide the name of the partnership, U.S. business address, and TIN on a completed MAA or an application for non-affiliated broker-dealers along with the pages of the partnership agreement which show the names of all general partners and authorized persons who have authority to act for and on behalf of the partnership.  The names, addresses, citizenship statuses, dates of birth and social security numbers of all general partners and authorized persons are also required.  The accounts of publicly traded partnerships are exempt from some of these requirements.  A completed COA to identify the persons who have authority to effect transactions in the account may also be required.

Trust Accounts.  Trust Accounts may be opened for trusts that are formed in the U.S.  You must provide the name of the trust, its address, and TIN as well as the name, residential street address, date of birth, social security number and citizenship status for each trustee on a completed MAA or an application for non-affiliated broker-dealers, along with a copy of the pages of the trust document which show the name and date of the trust and the appointment of all trustees and their signatures.  A COA to identify the persons who have authority over the account may also be required.

B.  Retirement Accounts.

To open a retirement account, you must not only complete an application with your broker-dealer and furnish the customer identification information required for individual non-retirement accounts but also complete a product application.  We may require that a customer’s identity be verified to our satisfaction before we open certain types of retirement accounts.  Certain retirement products also require the employer to complete a form.

We offer the following types of retirement plans for individuals and employers:

●	Individual Retirement Accounts (“IRAs”) including Roth and Traditional IRAs.

●	IRA for Minors with earned income. A parent or legal guardian must complete the appropriate IRA Application and IRA for a Minor Child Form.

●	SIMPLE IRAs (Savings Incentive Match Plans for Employees of Small Employers) for employers.

●	SEP-IRAs (Simplified Employee Pension Plans) for small business owners or people with income from self-employment.

●	SARSEP-IRAs (Salary Reduction Simplified Employee Plans) can only be established through trustee-to-trustee transfers.

●	403(b)(7) accounts (Roth & Traditional) for employees of governmental entities, eligible tax-exempt organizations such as schools, hospitals and charitable organizations.

●	457(b) governmental plans.

●	Money Purchase Pension & Profit Sharing (MPP/PSP) plans for sole proprietors and partnerships.

There is an annual custodial fee of $15 for each IRA, IRA for minor, SIMPLE IRA, SEP-IRA, SARSEP-IRA, MPP/PSP, 403(b)(7) and 457(b) account, irrespective of the number of Funds that are held in the account.  The Funds currently pay this fee.  The Funds reserve the right to discontinue paying this fee at any time on forty-five (45) days written notice to account holders.  In such event, the fee will be charged to account holders.  The custodian also reserves the right to increase or modify the fee on prior written notice.  Under certain circumstances, the transfer agent may accept faxes, and other automated transaction data from retirement plans.

Special Information for participants in 403(b) Accounts or 457(b) Accounts

By establishing and maintaining a 403(b) account or 457(b) account through First Investors, you authorize us to share certain information regarding your 403(b) account or 457(b) account with your current or former 403(b) or 457(b) employer, as well as its Third Party Administrator (“TPA”) and any vendor or agent authorized by the employer.  If permitted by a plan or an agreement with a TPA, you also authorize us to pay plan expenses from your account.

As of January 1, 2009, new First Investors 403(b) accounts are only available through First Investors Corporation (“FIC”) as dealer of record.  If an existing participant has a 403(b) account that is not currently serviced by FIC, the participant may maintain the current broker-dealer on the account.  However, broker-dealer changes will only be accepted if the request is to change the broker-dealer of record on the account to FIC; no other broker-dealer changes will be accepted.  A participant may remove the existing broker-dealer from his/her 403(b) account and become a direct shareholder of the Fund, but additional investments will not be accepted.  FIC no longer pays 12b-1 service fees to other broker-dealers on First Investors 403(b) custodial accounts.  First Investors 457(b) accounts are offered exclusively through FIC as dealer of record.  Dealer changes on First Investors 457(b) accounts will not be accepted.

Additional Information on How to Place and Pay For an Order.

Placing Your Purchase Order

You can place purchase orders through your Representative, or by sending us a check directly with a payment stub or written instructions, providing the account has a broker-dealer of record.  Remember to include your Fund account number on your check made payable to FIC or the Fund.  Additional purchases into existing Fund accounts may be made in any dollar amount via a check and written instructions.  There is a $1,000 minimum on purchases made through your representative over the phone.  There is also a minimum amount of $100 for purchases your broker-dealer may place through Fund/SERV.
For Overnight Mail, send checks to:	For Regular Mail, send checks to:
First Investors Corporation Attn: Dept. CP Raritan Plaza I, 8th Floor Edison, NJ 08837-3620	First Investors Corporation Attn: Dept. CP P.O. Box 7837 Edison, NJ 08818-7837

Purchases are processed when they are received in “good order” by our Edison, NJ office.  To be in good order, the Fund you are purchasing must be eligible for sale in your state of residence, all required paperwork must be completed (in the instance of 403(b), 457(b) and trust accounts, verifications must be completed to our satisfaction), and payment must be received.  If your order is received by the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time), it will receive that day’s public offering price.  This procedure applies whether your written order is given to your registered representative and transmitted to our Edison, NJ office or mailed directly by you to our Edison, NJ office.

Certain types of purchases can only be placed by written application and certain retirement contributions may only be made through an employer.  For example, purchases in connection with the opening of retirement accounts may only be made by written application.  Furthermore, rollovers of retirement accounts will be processed only when we have received both your written application and rollover proceeds.  Thus, for example, if it takes thirty (30) days for another fund group to send us your retirement account proceeds, your purchase of Funds will not occur until we receive the proceeds.

Some types of purchases may be phoned or electronically transmitted to us via Fund/SERV.  If you place your order with your representative, your transaction will be processed at that day’s public offering price provided that your order is received in our Edison, NJ office by the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time), or by our Fund/SERV deadline for orders submitted via the Fund/SERV system.  Orders received after these deadlines will be processed at the next Business Day’s offering price.

If you are buying a Fund through a broker-dealer other than FIC, other requirements may apply.  Consult your broker-dealer about its requirements.

Orders placed through a First Investors registered representative must generally be reviewed and approved by a principal of the branch office before being mailed or transmitted to the Edison, NJ office.

If there is a registered representative or other broker-dealer representative of record on your account, he or she will be able to obtain your account information, conduct certain transactions and updates for your account, and receive copies of notifications and statements and other information about your account directly from the Fund.

It is the responsibility of your broker-dealer to forward or transmit orders to the Fund promptly and accurately.  A broker-dealer may charge a processing fee to place your order.  A Fund will not be liable for any change in the price per share due to the failure of a broker-dealer to place or pay for the order in a timely fashion.  Any such disputes must be settled between you and your broker-dealer.

Each Fund reserves the right to refuse any purchase order, without prior notice.  We will not accept purchases into an account after we have been notified that the account owner is deceased in the absence of proof that the purchases are lawful.  The Funds are not responsible for losses stemming from delays in executing transactions that are caused by instructions not being in good order.

Paying For Your Order

Payment must be provided with the appropriate application to open a new account.  Payment for other types of transactions is due within three (3) Business Days of placing an order or the trade may be cancelled.  (In such event, you will be liable for any loss resulting from the cancellation.)  To avoid cancellation of your order, you may open a money market fund account and use it to pay for subsequent purchases.  Generally, an investment into a Fund account will be made from a bank account controlled by the same person.  When this is not the case, we reserve the right to require additional information about the relationship of the payer to the account owner, the purpose of the account, source of funds, and such other information to conclude that the account is being used for a lawful purpose before the investment will be made.  In addition, we may require identifying information about the payer on the check.

Purchases made pursuant to our Automatic Investment Programs are processed as follows:

●	Money Line investments are processed on the date you select on your application (or the Business Day following a weekend or other day that either we or the banking system is closed); and
●	Automatic Payroll Investments are processed on the date that we receive funds from your employer.

We accept the following forms of payment in U.S. funds:

●	Checks drawn on U.S. banks (including subsidiaries of U.S. banks) payable to FIC or the Fund;
●	Money Line and Automatic Payroll Investment electronic funds transfers;
●	Federal Funds wire transfers;
●	ACH transfers; and
●	Proceeds from a redemption of your money market fund account (for orders placed by your representative or broker-dealer).

We do not accept:

●	Third Party Checks;
●	Traveler’s Checks;
●	Checks drawn on foreign banks;
●	Cash;
●	Post Dated Personal Checks;
●
Starter Checks (checks without a pre-printed customer name) or Second Party Checks except from financial institutions and customers who have active Fund accounts which have been in existence for at least three (3) months; or

●
Money Orders (bank money orders are an acceptable form of payment when they are received from another financial institution for rollovers that ADM either initiates or has received notice about and has investment instructions).

By Check

You can send us a check for purchases under $500,000.  If you are opening a new Fund account, your check must meet the Fund minimum.  When making purchases to an existing account, include your Fund account number on your check.  Generally, investments of $500,000 or more must be made via Federal Funds wire transfer, unless we are contacted in advance and agree to waive this requirement.  We also reserve the right to waive this requirement for checks received directly from another financial institution.

By Money Line

With our Money Line program, you can invest in a Fund account with as little as $50 a month or $600 each year by transferring funds electronically from your bank account.  You can invest up to $25,000 a month per fund account through Money Line.

You select the investment amount and frequency that is best for you (bi-weekly, semi-monthly, monthly, quarterly, semi-annually or annually).

The Money Line investment date you select is the date on which shares will be purchased.  If the investment date falls on a weekend or other day that either we or the banking system is closed, shares will be purchased on the next Business Day.  The proceeds must be available in your bank account two (2) Business Days prior to the investment date.

How To Apply for Money Line:

1.           Complete the Electronic Funds Transfer (“EFT”) section of an application and provide complete bank account information.  Attach a pre-printed voided check, pre-printed deposit slip or account statement.  In the case of individual accounts, the signature of the bank account owner(s) is (are) not required as long as the customer who signs the application owns (individually or jointly) the bank account.  For a joint account, where one owner is also an individual or joint owner of the bank account, only the signature of that owner is required for the bank account authorization.  In cases where that bank account owner is a third party, all bank account and mutual fund owners’ signatures will be required and all signatures must be guaranteed.  To establish Money Line for an entity account, the required number of Authorized Individuals as indicated in the entity’s authorizing documents must sign the application and have their signatures guaranteed.  Generally, Money Line will only be established for an entity when both the mutual fund and the bank accounts have identical owners except for a sole proprietorship or revocable trust account where the grantor and the trustee are the same person.  (Please allow at least ten (10) Business Days for initial processing.)

2.           Complete the Money Line section of the application to specify the amount, frequency and beginning date of the investments.

3.           Submit the paperwork to your registered representative or to the Fund’s transfer agent as described under “How to Contact the Fund Directly Through its Transfer Agent”.

How To Change Money Line:

To change investment amounts, reallocate or cancel Money Line, you must notify us at least five (5) Business Days prior to the investment date.

You may write or telephone us to:

●	Discontinue your Money Line service;
●	Decrease the payment to the minimum amount of $50 per month; and
●	Change the date or frequency of the Money Line payment without increasing the total dollar amount.

Provided that you have telephone privileges, you may telephone us to:

●	Reallocate Money Line to a new or existing account with the same registration; and
●
Increase your total Money Line payment by a maximum of $36,000 per customer per 12 month period using any frequency provided the bank account and Fund account registrations are identical or by a maximum of $5,000 per customer per 12 month period if the bank account is owned or controlled by any one of the Fund account owners.  Money Line may not be increased by telephone if the bank account is not owned or controlled by one of the Fund account owners.  A signature guaranteed request signed by the Fund account owners and bank account owner(s) is required.

For all other changes, you must submit a signature guaranteed written request to Administrative Data Management Corp (“ADM”).  To change from one bank to another or change your bank account number you must also complete and return a new Money Line application, and attach a pre-printed voided check, pre-printed deposit slip or account statement.  Allow at least ten (10) Business Days for the change to become effective.

Money Line service will be cancelled upon notification that all fund account owners are deceased or if your account is coded “ Do Not Mail”, as explained in this Statement of Additional Information under the heading “Missing or Incorrect TINs and Returned Mail”.  We reserve the right to liquidate your account upon sixty (60) days notice if you cancel the Money Line prior to meeting the minimum initial investment of the fund.

By Automatic Payroll Investment

With our Automatic Payroll Investment (“API”) service you can systematically purchase shares by payroll deduction with as little as $50 a month or $600 each year.  To participate, your employer must offer direct deposit and permit you to electronically transfer a portion of your salary to your account.  Contact your company payroll department to authorize the payroll deductions.  If not available, you may consider our Money Line program.

Shares purchased through API are purchased on the day the electronic transfer is received by the Fund.

How To Apply for API:

1.	Complete an API Application.
2.	Complete an API Authorization Form.
3.	Complete the government’s Direct Deposit Sign-up Form if you are receiving a government payment.

4.	Submit the paperwork to your registered representative or to the Fund’s transfer agent as described under “How to Contact the Fund Directly Through its Transfer Agent”.

If you have telephone privileges on your account, you can call the Fund directly to change the investment allocations in your API.

By Federal Funds Wire Transfer

You may purchase shares via a Federal Funds wire transfer from your bank account into your existing Fund account.  Generally, investments of $500,000 or more must be purchased by a Federal Funds wire unless we agree in advance to waive this requirement.  We also reserve the right to waive this requirement for checks received directly from another financial institution.  Each incoming Federal Funds wire transfer initiated outside the U.S. will be subject to a $20 fee.

To wire funds to an existing Fund account, you must call 1 (800) 423-4026 and provide us with the Federal Funds wire reference number, amount of the wire, and the existing account number(s) to be credited.  To receive credit for the wire on the same day as it is received, the above information must be given to us beforehand and we must receive the wire by:

●	12:00 p.m. Eastern Time for our money market fund; and
●	The close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) for all the other Funds.

If we receive a wire and you have not given us proper notification beforehand, your purchase will not occur until we receive all the required information.

By Systematic Investments From Your Money Market Fund

You can invest systematically from your money market fund into shares of another Fund account by completing a Cash Management Fund Payment Form.  Your money market fund shares will generally be redeemed on the same day as the purchase of the other Fund account.  When you are investing into a new Fund account, you must invest at least $600 a year.  The Systematic Investments may be made on a monthly, quarterly, semi-annual, or annual basis.  Systematic Investments are suspended upon notification that all account owners are deceased.  Service will recommence upon receipt of written alternative payment instructions and other required documents from the decedent’s legal representative.

By Systematic Withdrawal Plan Payment Investments

You can invest Systematic Withdrawal Plan payments from one Fund account into shares of another Fund account in the same class of shares for the same Customer Account.  In such case, payments are invested without a sales charge (except for payments attributable to Class A shares subject to a CDSC that are being invested into the First Investors Cash Management Fund).

●	You must invest at least $600 a year when investing into a new Fund account; and
●	You can invest on a monthly, quarterly, semi-annual, or annual basis.

Systematic Withdrawal Plan payment investments are suspended upon notification that all account owners are deceased.  Service will recommence upon receipt of written alternative payment instructions and other required documents from the decedent’s legal representative.

By Investments Through Certain Retirement Plans

With our Electronic Payroll Investing Center (“EPIC”), certain retirement plans can automatically purchase shares.  To participate, the employer or Third Party Administer (“TPA”) must subscribe to the EPIC service permitting the electronic transfer of money from the employer’s or TPA’s bank to fund the contribution.  By subscribing to EPIC, your employer or its TPA authorizes certain individuals (for example, third party administrators) to access and/or use EPIC on its behalf.  Shares purchased through EPIC are purchased on the day the electronic transfer is received by the Fund.  In addition, certain retirement plans, plan sponsors and third party administrators receive information regarding your accounts through EPIC.  Contact your company payroll department to authorize the payroll deductions.

Additional Information on How To Sell Shares.

You can sell your shares on any Business Day.  In the mutual fund industry, a sale is referred to as a “redemption.”  The various ways you can redeem your shares are discussed below.  If your shares are held in an omnibus account with a broker-dealer, these procedures are not applicable.  You can only redeem such shares through your broker-dealer.  Please consult with your broker-dealer for their requirements.  Your redemption order will be processed at that day’s price (less any applicable CDSC) provided that it is received in good order in our Edison, NJ office by the close of regular trading on the NYSE, or by our Fund/SERV deadline for orders that are submitted via the Fund/SERV system.  It is your broker-dealer’s responsibility to promptly transmit orders to us.  Special rules also apply to redemptions from qualified group retirement accounts; we can only accept redemption instructions from the plan trustee or administrator.  Please consult your plan trustee or administrator for its procedures.

Payment of redemption proceeds generally will be made within seven (7) days of receipt of your order.  If the shares being redeemed were recently purchased by check or electronic funds transfer, payment may be delayed to verify that the check or electronic funds transfer has been honored, which may take up to fifteen (15)  days from the date of purchase.  If your check is returned to us unpaid and it is redeposited, it may take another fifteen (15) days to verify that it has cleared.  Shareholders may not redeem shares by electronic funds transfer unless the shares have been owned for at least twelve (12) days.  We reserve the right to reject any redemption order to make a check payable to a third party.

Redemptions of shares are not subject to the above verification periods if the shares were purchased via:

●	Automatic Payroll Investment;
●	FIC registered representative payroll checks;
●	Checks issued by First Investors Life Insurance Company, FIC or ADM;
●	Checks issued through FIC’s General Securities Unit; or
●	Federal Funds wire payments.

For trusts, estates, attorneys-in-fact, corporations, partnerships, and other entities, additional documents are required to redeem shares unless they are already on file.

If the amount of your redemption request exceeds the value of your account, your entire account will be redeemed.

Redemptions From Class A Money Market Accounts

Shares of our money market fund will be redeemed for cash in the following order:

●	Shares purchased directly;
●	Shares not subject to a CDSC;
●	Shares eligible for free-exchange back to a load fund; and
●	Shares subject to a CDSC.

Written Redemptions

A written redemption request will be processed when received in our Edison, NJ office provided it is in good order.

If we receive your written redemption request in good order in our Edison, NJ office by the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time), you will receive that day’s price (less any applicable CDSC) for your shares.

If your redemption request is not in good order or information is missing, we will seek additional information and process the redemption on the Business Day we receive such information.

To be considered in good order written requests must include:

1.	The name of the Fund;
2.	Your account number;
3.	The dollar amount, number of shares or percentage of the account you want to redeem;
4.	Share certificates (if they were issued to you);

5.	The requisite signatures of the account owner(s) or authorized person(s) in accordance with our policies;
6.	Signature guarantees, if required;
7.	Appropriate distribution form or other applicable document(s) for retirement accounts and ESAs; and
8.	Other supporting documentation, as required.

If we are being asked to redeem a retirement account and transfer the proceeds to another financial institution, we may also require a Letter of Acceptance from the successor custodian and for a 403(b) or 457(b) account and the signature of your employer or TPA before we effect the redemption.  The transfer agent may, in its discretion, waive certain requirements for redemptions.

For your protection, each Fund reserves the right to require additional supporting legal documentation, to require all paperwork to be dated within sixty (60) days, and to make checks payable only to the account owner(s) or a financial institution for the benefit of the account owner(s), or in the event of his/her death, to the estate or named beneficiaries.

Telephone Redemptions and Other Instructions

You may make redemptions over the phone by calling our Special Services Department at 1 (800) 342-6221 or other designated number from 9:00 a.m. to 5:00 p.m. Eastern Time (orders received after the close of regular trading on the NYSE, normally 4:00 p.m. Eastern Time, are processed the following Business Day) on any Business Day provided:

1.	Telephone privileges are available for your account registration and you have not declined them;
2.	You do not hold share certificates (issued shares);
3.
The redemption is (a) made payable to the registered owner(s) and mailed to the address of record (which cannot have been changed within the past thirty (30) days without a signature guaranteed request signed by all owners) or, (b) electronically transferred by ACH to a pre-designated bank account or, (c) transferred via Federal Funds wire to a pre-designated bank account from the Cash Management Fund;

4.	The redemption amount when combined with all other telephone redemptions from the same Fund account made on the same day is $100,000 or less; and
5.	The redemption amount, when combined with all other telephone redemptions from the same Fund account, made within the previous thirty (30) days does not exceed $200,000.

As long as you have telephone privileges, you can also change the amount of your Systematic Withdrawal payment on non-retirement accounts and certain retirement accounts, and authorize certain fees to be deducted from your account on certain account registrations.

Electronic Funds Transfer Redemptions

Electronic Funds Transfer (“EFT”) redemptions allow you to redeem shares and electronically transfer proceeds to a pre-designated bank account.

You must enroll in the Electronic Funds Transfer service and provide complete bank account information before using the privilege (see “Money Line”).  To establish EFT redemptions, all owners must sign the application.

For a joint account, where one owner is also an individual or joint owner of the bank account, only the signature of that owner is required for the bank account authorization.  In cases where the bank account owner is a third party, all bank and mutual fund account owners’ signatures will be required and all signatures must be guaranteed.  To establish EFT redemptions for an entity account, the required number of Authorized Individuals as indicated in the entity’s authorizing documents must sign the application and have their signatures guaranteed.  EFT redemption privileges will only be established for an entity (except for a sole proprietorship), trust (except for a revocable trust where the grantor and the trustee are the same person), or UGMA/UTMA account when both the mutual fund and the bank accounts have identical owners.  Please allow at least ten (10) Business Days for initial processing.  We will send any proceeds during the processing period by check to your address of record.  You may send written instructions to ADM to request an EFT redemption of shares which have been held at least twelve (12) days.  If ADM is notified that a customer’s EFT was further electronically transferred via ACH to and/or from a bank located outside of the territorial United States, the customer’s EFT privilege will be cancelled.

Each EFT redemption:

1.	Must be electronically transferred to your pre-designated bank account;

2.	Must be at least $500 per fund account; and
3.	Cannot exceed $250,000 per customer per day.

If your redemption does not qualify for an EFT redemption, your redemption proceeds will be mailed to your address of record.

The Electronic Funds Transfer service may also be used to purchase shares (see “Money Line”) and transfer systematic withdrawal payments (see “Systematic Withdrawal”) and both dividend and capital gain distributions to a bank account.

Systematic Withdrawals

Our Systematic Withdrawal Plan allows you to redeem a specific dollar amount, number of shares, or percentage from your account on a regular basis.  We reserve the right to only send your payments to a U.S. address.  They can be mailed to you or a pre-authorized payee by check or transferred to your bank account electronically (if you have enrolled in the EFT service).

You can receive payments on a monthly, quarterly, semi-annual, or annual basis.  Your account must have a value of at least $5,000 in non-certificated shares (“unissued shares”).  The $5,000 minimum account balance is waived for required minimum distributions from retirement plan accounts, payments to First Investors Life Insurance Company, and systematic investments into another eligible fund account.  The minimum Systematic Withdrawal Plan payment is $50 (waived for Required Minimum Distributions on retirement accounts or FIL premium payments).

We reserve the right to limit the number of systematic withdrawals that may be established on any one account.  Upon receipt of a systematic withdrawal request we will reinvest dividend and capital gain distributions previously paid in cash, unless we are notified otherwise at the time of request.

Systematic withdrawals in excess of the dividends and other distributions paid by a Fund will reduce and possibly exhaust your invested principal, especially in the event of a market decline.  You should not assume that the value of your Fund shares will appreciate enough to cover withdrawals.  Systematic payments are not eligible for the reinstatement privilege.

You should avoid making investments in a Fund at the same time that you are taking systematic withdrawals from that Fund, unless your investments can be made without paying a sales charge.  Buying shares of a Fund on which a sales charge is imposed during the same period as you are selling shares of that Fund is not advantageous to you because you will be incurring additional sales charges and may also be required to defer the deduction of any capital losses on disposition of the shares for federal income tax purposes because of “wash sale” rules.  See Appendix A – Tax Information.

If you own shares that are subject to a CDSC, you may establish a Systematic Withdrawal Plan and redeem up to 8% of the value of your account annually without paying a CDSC.  If you own shares that are subject to a CDSC in a retirement account and if your Required Minimum Distribution exceeds the 8% limit, the applicable CDSC will be charged if the additional shares were held less than three (3) years.

Expedited Wire Redemptions (Class A Shares Money Market Fund Only)

You may enroll in our Expedited Redemption service to send proceeds via Federal Funds wire transfer from your Class A money market account to a bank account that you have previously designated.  Enroll by completing a Mutual Fund Account Instructions form.  The bank must be a member of the Federal Reserve System.  Expedited wire redemption privileges will only be established to wire proceeds from a trust (except for a revocable trust where the grantor and the trustee are the same person), UGMA/UTMA, entity (except for a sole proprietorship) or to foreign bank accounts provided the bank account is registered to the same owner as the mutual fund account.  In addition, shares must be owned for at least fifteen (15) days to be eligible for expedited redemption.

Requests for redemptions by wire transfer from your money market account must be received in writing or by telephone no later than 12:00 p.m. Eastern Time, on a Business Day, to be processed the same day.  Wire transfer redemption requests received after 12:00 p.m. Eastern Time will be processed on the following Business Day.

1.	Each wire transfer under $25,000 is subject to a $25 fee;
2.	One wire transfer of $25,000 or more is permitted without charge each month. Each additional wire is $25;

3.	Wire transfers must be directed to your predesignated bank account;
4.	Each wire transfer which is directed outside the U.S. is subject to a $50 fee; and

5.	Wire transfers from each Customer Account are limited to $250,000 per day, for requests received in writing, and $100,000 for requests received by telephone.

The above requirements are waived for wires from accounts that are owned by the underwriter or any of its affiliates.

Money Market Draft Check Redemptions (Class A Shares Only)

Draft check writing privileges are available to owners of certain types of First Investors Cash Management Fund non-retirement accounts.  Draft checks are not available to owners of retirement accounts, ESAs, Class B share fund accounts, Class A share fund accounts subject to a CDSC and accounts registered with a foreign address.  Individuals, joint owners and custodians of UTMA and UGMA accounts may complete the Mutual Fund Account Instructions form to apply for draft checks.  Additional documentation is required to establish draft check writing privileges for trusts, corporations, partnerships, and other entities. For joint accounts and accounts opened for entities, draft checks may be written by any one tenant or Authorized Individual without the consent of the others.

1.
If your First Investors Cash Management Fund account balance is less than $10,000 and the market value of all your investments in First Investors mutual funds and variable annuities is less than $25,000 at the time a draft check is presented for payment, a $15 processing fee will be assessed for each check drawn;

2.
If your First Investors Cash Management Fund account balance is more than $10,000 or the market value of all your investments in First Investors mutual funds and variable annuities is greater than $25,000, up to three draft checks will be paid per month without a processing fee.  Your account will be charged a $15 processing fee for each additional check paid per month;

3.	We will not issue draft checks if your account balance is less than $10,000;
4.	The minimum amount of each draft check is $500. Your account will be charged a $15 fee for each check written for less than $500;
5.
Cancelled draft checks will not be returned to you however, they are accessible on our website.  Copies of your cancelled draft checks are also available upon request.  Each check copy is subject to a $15 fee.  (Note: The maximum fee assessed for each draft check is $15.)

The above fees are waived for accounts that are owned by the underwriter or any of its affiliates.

It is your responsibility to ensure that the available balance of your account is sufficient to cover the amount of your draft check and any applicable fees, including a possible CDSC.  Otherwise, your draft check will be returned through the banking system marked “insufficient funds”, and your account will be assessed a $15 fee.  Fees may also be imposed by the depository bank.  Shares purchased by check or by electronic funds transfer that you have owned for less than twelve (12) days are not included in your available balance.  Please be aware that if your draft check is converted to an electronic debit by the payee, the electronic debit may not be honored.

Please notify us immediately if your draft checks are lost or stolen.  “Stop payment” requests must be directed to ADM.  A Stop payment request may be placed on a single draft check or on a range of draft check numbers.  For each check on which a Stop payment is placed your account will be charged a $15 fee.  There is no guarantee that a Stop payment request will prevent the payment of a draft check.

Daily dividends are earned on shares of the First Investors Cash Management Fund, to the extent the Fund has net income, until a draft check clears against them. Because the Fund accrues daily dividends of its net income (if any), you may not be able to redeem your account in its entirety by writing a draft check.  Draft checks are subject to the rules and regulations of the custodian covering checking accounts.  Neither the Fund nor the custodian can certify or directly cash a draft check.

The Fund bears all expenses relating to the Money Market Draft Check Redemption Privilege.  We reserve the right to amend or terminate the privilege at any time.

In-Kind Redemptions

Each Fund, except for the Life Series Funds, has reserved the right to make in-kind redemptions. Notwithstanding this reservation of the right to make in-kind redemptions, the Equity Funds have filed a notice of election under Rule 18f-1 of the 1940 Act, that commits them to pay in cash all requests for redemption by any shareholder of record, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the Fund’s net asset value at the beginning of such period.  This election (commitment) does not apply to any of the other Funds.

Additional Information on How To Use Our Free Exchange Privilege.

Subject to the conditions listed below, you have the right to exchange shares of any Fund on which a sales charge is applicable (“load fund”) for the shares of the same class of any other load fund for the same Customer Account without incurring an additional sales charge.  This right, which is called a free exchange privilege, gives you the flexibility to change investments as your goals change (provided that the new Fund is available for sale in your state).  Since an exchange of Fund shares is treated as a redemption of your current Fund shares and a purchase of shares of the new Fund, it may (except in the case of an exchange from the Cash Management Fund) result in recognition of a taxable gain or loss.  Read the prospectus of the Fund you are purchasing carefully before you exchange into it.  The Fund is authorized to charge a $5.00 exchange fee for each exchange.  This fee is currently being paid by the fund into which you are making the exchange.

Exchange orders are processed when we receive them in good order in our Edison, NJ office.  Exchange orders received in good order prior to the close of trading on the NYSE will be processed at that day’s prices.

If you place an exchange order with your representative by the close of regular trading on the NYSE, it will be processed at that day’s price for each Fund provided that your order is received by our Edison, NJ office by the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time), or by our Fund/SERV deadline for orders that are submitted via the Fund/SERV system.

Exchanges From a Money Market Fund

You can also exchange Class A money market fund shares for another Fund under your Customer Account without incurring a sales charge if the shares were acquired via an exchange from a load fund under your Customer Account.  The dividends earned on those shares are also eligible for the free exchange privilege.  To the extent that shares are redeemed from the money market fund, the free exchange privilege is no longer available with respect to those shares.  If a customer is eligible for both the free exchange privilege and reinstatement at NAV, the free exchange privilege will be used first followed by the reinstatement privilege.  The amount available for the free exchange privilege will be reduced by any amount invested into a load Fund under your Customer Account that receives a sales charge waiver due to the reinstatement or free exchange privileges.

Systematic Exchanges

You can systematically exchange from one of your load Fund accounts to another load Fund or money market fund account owned by the customer at the net asset value.

Other Exchange Conditions

There are a number of conditions on the free exchange privilege:

1.	The Funds reserve the right to reject any exchange, without prior notice, if they believe that it is part of a market timing strategy or a pattern of excessive trading. In the event that an exchange is rejected, neither the redemption nor the purchase side of the exchange will be processed.
2.	You may not exchange shares into a different Fund if your account has been restricted pursuant to our USA PATRIOT Act policies.
3.	You may only exchange shares within the same class.
4.	Exchanges can only be made between accounts that are owned by the same customer and registered under the same customer number.
5.
You may exchange to another Fund account provided that both the source and the receiving accounts meet the Fund minimum after the exchange.  This requirement is waived if you are requesting a full exchange to eliminate a low balance account.

6.	The Fund you are exchanging into must be eligible for sale in your state.
7.	If your request does not clearly indicate the amount to be exchanged or the accounts involved, no shares will be exchanged.
8.
If you exchange shares to a new Fund account, the dividend and capital gain options will apply to the new Fund account as well as the original account if it remains open.  If you exchange shares into an existing Fund account, the dividend and capital gain options on the existing Fund account will remain in effect.

9.
If you exchange shares of a Fund that are subject to a CDSC, the CDSC amount and the holding period used to calculate the CDSC will carry over to the acquired shares with one exception.  If you exchange Class A shares that are subject to a CDSC into a Class A money market fund account, the CDSC will carry over; however, the holding period will be tolled and the CDSC will not be charged unless you redeem from the money market fund.
10.	If your exchange request is not in good order or information is missing, the Transfer Agent will seek additional information and process the exchange on the day it receives such information.
11.
If your exchange is from an account with automatic investments or systematic withdrawals, you must let us know if your automatic investments or systematic withdrawals are to remain with the original Fund or the Fund you are exchanging into (“receiving fund”) or if you want the automatic investments or withdrawals terminated.

Without specific instructions, we will amend account privileges as outlined below:

	Exchange All Shares to ONE Fund Account	Exchange All Shares to MULTIPLE Funds	Exchange a Portion of Shares to ONE or MULTIPLE Funds
Money Line (ML)	ML moves to Receiving Fund	ML stays with Original Fund	ML stays with Original Fund
Automatic Payroll Investment (API)	API moves to Receiving Fund	API is allocated equally to Receiving Funds	API stays with Original Fund
Systematic Withdrawals (SWP) (includes RMDs)	SWP moves to Receiving Fund	SWP is allocated proportionally to Receiving Funds	SWP stays with Original Fund
Automated Retirement Account Contributions*	$ moves to Receiving Fund	$ stays with Original Fund	$ stays with Original Fund
* Contributions remitted by the employer for certain retirement accounts.

Telephone Exchanges

Provided you have telephone privileges on your account, you may make exchanges over the phone by calling Special Services at 1 (800) 342-6221 from 9:00 a.m. to 5:00 p.m., Eastern Time.  Orders received after the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time), are processed the following Business Day.

You may exchange shares of any eligible Fund (1) within any participant directed IRA, 403(b)(7) or 457(b) accounts, (2) from an individually registered non-retirement account to an IRA registered to the same owner (provided an IRA application is on file) and vice versa, except in circumstances where documentation is required by applicable regulations; (3) within money purchase pension plans and profit sharing plans, if a First Investors Qualified Retirement Plan Application is on file.  Certificate shares cannot be exchanged by phone and for trusts, estates, attorneys-in-fact, corporations, partnerships, guardianships, conservatorships and other entities, additional documents may be required if not already on file.

Written Exchanges

Written instructions are acceptable for any exchange.

1.	Include the requisite signatures of the account owner(s) or authorized person(s) in accordance with our policies as set forth in “Specific Account Requirements”.
2.	Include the name and account number of your Fund.
3.	Indicate either the dollar amount, number of shares or percent of the source account you want to exchange.
4.	Specify the existing account number or the name of the new Fund you want to exchange into.
5.	Include any outstanding share certificates for shares you want to exchange. A signature guarantee is required.
6.	For trusts, estates, attorneys-in-fact, corporations, partnerships, guardianships, conservatorships and other entities, additional documents may be required if not already on file.

Additional Information About Sales Charge Discounts and Waivers.

The following sales charge discounts and waivers are also available:

1.
Class A shares may be purchased without a sales charge by a special fund account created in connection with the early termination of a First Investors single payment or periodic payment plan by the plan sponsor using its power to modify the terms of the plan.  This privilege applies to purchases until the earlier of the expiration of the original plan period or the completion of all payments up to the face amount of the original plan.  The privilege also applies to the amount of any partial withdrawal outstanding at the time of the termination of the plan.  This privilege will terminate if the shareholder terminates the special fund account for any reason, including transfer of ownership, full redemption or exchange into another Fund.  Special Fund Accounts may only be serviced by FIC as broker-dealer.

2.
Unitholders of various series of New York Insured Municipal-Income Trust sponsored by Van Kampen Merrit, Inc., unitholders of various series of the Multistate Tax Exempt Trust sponsored by Advest Inc., and Municipal Insured National Trust may buy Class A shares of a Fund with unit distributions at the net asset value plus a sales charge of 1.5%.  Unitholders of various tax-exempt trusts, other than the New York Trust, sponsored by Van Kampen Merrit Inc. may buy Class A shares of a Fund with unit distributions at the net asset value plus a sales charge of 1%.

3.
If you own Class A shares of  Fund For Income that are attributable to your investment in the Executive Investors High Yield Fund and you have owned these shares continuously since March 13, 2000, or if you have continuously owned Class A shares of Insured Tax Exempt Fund II since December 17, 2000, you are entitled to the following special sales charge rate on additional investments in those funds: a sales charge (expressed as a percentage of offering price) of 4.75% on investments less than $100,000; 3.90% on investments of $100,000-$249,999; 2.90% on investments of $250,000-$499,999; and 2.40% on investments of $500,000-$999,999.

4.
Participants in 403(b), 401(a), 401(k) and/or 457(b) omnibus accounts whose sponsors or providers have made special arrangements to offer our Class A shares to their participants on a load-waived basis, may purchase Class A shares without a front-end sales charge.

5.
The sales charge is waived when Class A share systematic withdrawal plan payments from one customer account are automatically invested into Class A shares of a different customer account if the systematic payments between the two accounts were authorized to be made without a sales charge pursuant to an arrangement that existed prior to October 3, 2005.

The following is additional information about our ROA and LOI policies:

1.	For purposes of shareholders who invest through a broker-dealer, your address of record with your broker-dealer is considered your address of record for ROA purposes.
2.
Accounts maintained for the same customer with different broker-dealers of record and/or different addresses will not be combined for discount purposes and will be recorded under separate customer account numbers.

3.
If you reside in an apartment, office, or similar multi-tenant building, your address of record for discount purposes includes your individual unit numbers or designations.  Thus, the accounts of shareholders who reside in different apartments, office suites, or units within the same building will not be combined for discount purposes.

4.
Participants in 403(b) plans who invest in the Funds through a First Investors individual custodial account are treated as individuals for purposes of the Funds’ ROA, LOI, and sales charge waiver and discount policies.

5.	Investments in 401(k) plans and other qualified group retirement plans are not considered for purposes of any individual participant’s ROA or LOI privileges.
6.
By agreement with us, a sponsor of a governmental retirement plan described in Section 457(b) of the Internal Revenue Code (“Eligible 457(b) plan”) may elect for the plan not to be treated as a qualified group retirement plan for purposes of our ROA, LOI, and sales charge waiver and discount policies.  Under such an agreement, we will establish a separate Customer account for each Eligible 457(b) plan participant who invests in the Funds, register the account under the participant’s address of record, and treat such account as if it were an individual account.  Thus, each Eligible 457(b) plan participant will pay the same sales charge on investments in the Funds through the plan that he or she would pay if the investments had been made in the participant’s individual account.

Additional Information About the Conversion of Class B Shares to Class A Shares.

Class B shares and the dividend and distribution shares they earn, automatically convert to Class A shares after eight (8) years, reducing future annual expenses.

1.	Conversions will be made into existing Class A share Fund accounts provided the accounts have identical ownership and the same broker-dealer. If you do not own an identically registered Class A share Fund account with the same broker-dealer, a new Class A share Fund account will be established.
2.
All automated payments including Money Line, Automatic Payroll Investment, and other regularly scheduled retirement investment programs will continue to be invested into the Class B share Fund account after the initial conversion.

3.
Systematic withdrawals and required minimum distributions will continue to be made from the Class B share Fund account after the initial conversion provided there are a sufficient number of Class B shares.  If the Class B share Fund account has insufficient shares to satisfy a scheduled distribution, additional instructions may be necessary.

4.
If dividends and/or capital gain distributions from a Class B share Fund account are cross-reinvested into another Class B share Fund, the service will remain in effect on the source account after the conversion provided shares remain in the source account.  The cross-reinvestment option will not automatically move to Class A share Fund accounts.  Dividends and capital gain distributions earned on Class A shares purchased as a result of the conversion will be automatically reinvested.

5.	Duplicate statements and secondary addresses (for checks), if any, that have been authorized on Class B share Fund accounts will also be assigned to the new Class A share Fund accounts.

Additional Information About Our Signature Guarantee Policies.

In addition to the circumstances listed in the prospectus, the Funds require signature guarantees for the following:

1.	When shares are transferred to a new owner.
2.	When certificated (issued) shares are redeemed, exchanged or transferred.
3.	To establish any EFT service or to amend banking information on an existing EFT service.*
4.	For Money Line increases in excess of the amounts permitted by telephone.*
5.	To establish the Expedited Redemption Privilege or amend banking information on an existing Expedited Redemption Privilege. *
6.	If multiple account owners of one account give inconsistent instructions.
7.	When the authority of a representative of a corporation, partnership, trust, or other entity has not been satisfactorily established prior to the transaction request.
8.	When an address is updated on an account which has been coded “Do Not Mail” because mail has been returned as undeliverable. A mailing address and residential address must be provided.*
9.	For draft check orders when the address has changed within thirty (30) days of the request.*
10.	For any other instance whereby a Fund or its transfer agent deems it necessary as a matter of prudence.

* For items 3, 4, 5, 8 and 9 a Signature Validation Program stamp will be accepted from any member of the Securities Transfer Agent Medallion Signature Program (“STAMP”) in lieu of a medallion signature guarantee.

We reserve the right (but have no obligation) to require that instructions for any other transactions be in writing, signed by all owners, and signature guaranteed.

The Funds will accept a signature guarantee from their principal underwriter, FIC, or any eligible guarantor institution (including any bank, savings association, credit union, exchange, or broker firm) that is a member of the Securities Transfer Agents Medallion Program (“STAMP”), the New York Exchange Medallion Signature Program (“MSP”), or the Stock Exchanges Medallion Program (“SEMP”).  The surety bond coverage amount of the guarantee must equal or exceed the amount of the transaction or transactions that are being authorized.  If more than one signature is required, each signature must be signature guaranteed.  The Funds will not accept a signature guarantee that has been amended or limited in any way.  Please note that a notary public stamp or seal is not an acceptable substitute for a signature guarantee.

The signature guarantee requirements do not apply to transactions or instructions that are communicated to the Funds through NSCC Fund/SERV, Networking or via telephone by broker-dealers or other financial institutions that have entered into a Fund/SERV or Networking Agreement with the Funds or the Funds’ agent.  Broker-dealers and other institutions that process transactions through Fund/SERV or Networking are responsible for obtaining the permission of their clients to process such transactions and for ensuring that such transactions are processed properly.  The Funds do not have any responsibility for obtaining any documentation from such financial institutions to demonstrate that their clients have authorized the transactions or instructions.

The signature guarantee policies of the Funds may be amended at any time without prior notice.

Additional Information About Dividends and Other Distributions.

We automatically reinvest dividends and/or capital gain distributions in additional Fund shares unless otherwise instructed.  We reserve the right to send dividends and capital gain distributions that are remitted by check to a U.S. address only.  Dividends and/or capital gain distributions may be sent via EFT provided this option is either selected for both dividend and capital gain distributions or this option is selected for one and the other is reinvested into the same fund account.  Upon notification that all account owners are deceased, all distributions will be automatically reinvested; any distribution cross-investment plan or systematic withdrawal plan will be discontinued.  Dividends and capital gain distributions of less than $10 are automatically reinvested.

Except as noted below, for Funds that declare daily dividends, shares start earning dividends on the first Business Day following the day of purchase.  Shares continue to earn dividends until, but not including, the next Business Day following the day of redemption.

For First Investors Cash Management Fund purchases, if we receive a Federal Funds wire transfer prior to 12:00 p.m. Eastern Time, and you have given us the proper notification beforehand, your shares start earning dividends on the day of purchase.  Redemptions by wire out of the Cash Management Fund will not earn dividends on the day of redemption.

Information Regarding Cost Basis Reporting

Your sale or exchange of non-retirement Fund shares (except shares held in an Education Savings Account (ESA) or shares held in the Cash Management Fund) is considered a reportable tax event for you.  Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction.  This is called cost basis.  Effective January 1, 2012, the cost basis information for the sale or exchange of certain shares must be reported directly to the IRS on Form 1099-B.  Please be aware that the cost basis information reported on Form 1099-B may not reflect additional adjustments that you are required to make when filing your tax return.

Generally, shares purchased on or after January 1, 2012, in most non-retirement accounts, including shares purchased through dividend reinvestment, are subject to new cost basis reporting requirements.  Shares purchased on or before December 31, 2011 are not subject to these reporting requirements.  For the purpose of the new cost basis reporting requirements, we will deem shares held in your non-retirement account to be held in two separate accounts; one consisting of shares purchased on or before December 31, 2011, and any shares for which we do not have accurate cost basis information (“Non-covered Shares”) and one consisting of shares purchased on or after January 1, 2012 for which we have accurate cost basis information (“Covered Shares”).  These separate accounts will be transparent to you.

When redeeming or exchanging Covered Shares, you have the option to identify in writing which Covered Shares will be redeemed or exchanged from your account.  Absent written instructions from you, Covered Shares will be redeemed or exchanged using the Funds’ Default Cost Basis Method, described below.  Your cost basis method election must be received by ADM, the Funds’ transfer agent, prior to, or at the time of, your redemption or exchange request.

Using the Funds’ Default Cost Basis Method, we will generally sell all “Non-covered Shares” first and will not report cost basis information for these shares to the IRS on Form 1099-B.  After depleting all “Non-covered Shares”, “Covered Shares” will be depleted next and the cost basis information for Covered Shares will be reported to the IRS on Form 1099-B using the Average Cost method, which means they will be depleted in a first-in first-out order using the calculated average cost of all Covered Shares.  Once Covered Shares are sold in an account using the Average Cost method, any change in your basis will only be made prospectively.

Unless otherwise instructed, all redemptions and exchanges from the account will be processed using the Funds’ Default Cost Basis Method.  This includes automated redemptions that may take place in your account, such as systematic withdrawals and redemptions to pay certain fees.

If you would like to select a cost basis method other than the Funds’ Default Cost Basis Method, you may contact your broker or ADM directly at 1 (800) 423-4026 to obtain the necessary form for completion.  Upon receipt of the completed form we will code your cost basis method that you selected on your account for future transactions.

The Funds do not recommend any particular method of determining cost basis.  We urge you to consult with your qualified tax advisor regarding cost basis before you redeem “Covered Shares”.  Neither First Investors nor its affiliates can give you tax or legal advice regarding cost basis.  The cost basis method which is best for you depends upon your particular tax situation.

Share Certificates

We no longer issue share certificates.  If a previously issued certificate is lost, stolen, or damaged, you may be charged a replacement fee of the greater of 2% of the current value of the certificated shares or $35.

In addition, certificated shares cannot be redeemed, exchanged, or transferred until the certificates are returned with your transaction request.  The share certificate must be properly endorsed and signature guaranteed.

Name Changes

A name change may occur due to marriage, divorce, adoption or other reason.  To change your name, send us an Affidavit of Name Change or a letter of instruction with your signature guaranteed, along with a copy of your marriage certificate, divorce decree or court order that confirms the name change.  In lieu of the notarized Affidavit or letter of instruction signature guaranteed, you may send us a certified copy of the document and a letter of instruction.  A MAA or an application for non-affiliated broker-dealers is also required if one is not already on file.

Transferring Ownership of Shares

A transfer is a change of share ownership from one customer to another.  Unlike an exchange, transfers occur within the same Fund.  You can transfer your shares at any time; however, we will only transfer the ownership to a new Fund account which has a U.S. address and whose owner meets all other requirements to establish an account.  All transfers into a new account must meet the minimum initial investment requirement of the Fund after the transfer of shares is completed.  The Fund minimum is waived for a full transfer due to death if the shares are transferred to the surviving joint owner and for a full transfer of a UTMA or UGMA to a successor custodian for the benefit of the same minor or to the minor upon reaching the age at which custodianship ends.  We reserve the right to delay processing a transfer if the shares are part of an LOI until we notify the account owner that such transfer will terminate the LOI.

To transfer shares to a new owner, you must submit a transfer form with:

●	Your account number;
●	Dollar amount, percentage, or number of shares to be transferred;
●	Existing account number receiving the shares (if any);
●	The name, U.S. street address, date of birth, citizenship status, taxpayer identification number and such other information as may be required by law of each customer receiving the shares; and
●	The original signature of each account owner requesting the transfer with signature guarantee(s).

We will require the transferee to: complete the appropriate application to establish an account; provide the required customer identification program information under the USA PATRIOT Act; and supply any other required information.

Depending upon your account registration, additional documentation may be required to transfer shares.  Money Lines, APIs, draft checks and systematic withdrawal plans do not carry over when an account is transferred.  In addition, neither the reinstatement privilege, nor any applicable free exchange privilege on money market shares, is transferred to a new owner.  If you are submitting multiple requests, you must specify the order in which the transactions are to be processed or none of the requests will be honored.  Shares that have been transferred into an account must be held for at least one day before the shares may be exchanged for a different Fund; the new owner must sign the exchange request.  You may wish to consult your tax advisor to discuss the different tax implications.  Transfers due to the death of a shareholder require additional documentation.  The Fund’s transfer agent, in its discretion, may waive certain stated requirements for transfers.

A transfer is a change of ownership and may trigger a taxable event.  You should consult your qualified tax advisor before initiating a transfer.  The Fund’s transfer agent and the distributor may refuse any exchange or transfer order that is not in “good order” in accordance with our policies and are not obligated to provide any prior notice before doing so.

Because the Funds are sold only through broker-dealers, if you receive shares via a transfer and you do not appoint a broker-dealer on your account application, FIC will not be responsible for the suitability of any exchange and there will be restrictions on your account.  In particular, you will not be able to make additional investments in the Funds.  Because you do not have a broker-dealer assigned to your account, we will only accept instructions directly from you to either redeem shares or to exchange shares you currently own into another Fund.  You will be permitted to exchange your shares in one Fund into any other Fund that is available to you under the exchange privileges of the Funds, to reinvest dividends or distributions and to redeem Fund shares in accordance with the policies and procedures of the Funds.  However, you will be solely responsible for any decision to hold, exchange, reinvest or redeem shares in your account.  We will accept instructions from you in written, oral or such other form as we may permit; these instructions must be communicated directly to the transfer agent (see “How to Contact the Fund Directly Through Its Transfer Agent” below).  If you want more information on these policies, or if you decide that you do want to receive investment advice concerning your investments in the Funds, please call the transfer agent at 1 (800) 423-4026.  The transfer agent will provide you with additional information or help you to complete the necessary paperwork to establish an account and assist you in obtaining a representative.

Missing or Incorrect TINs and Returned Mail

If you fail to give us a Taxpayer Identification Number (“TIN”) or you provide us with an incorrect TIN:

1.	We reserve the right to close your account;
2.	If we are charged a fee by the IRS, we may debit your account for the fees imposed plus a processing charge; and
3.	We may attempt to correct your tax reporting information by using a consumer reporting agency.

If mail is returned to the Fund marked undeliverable by the U.S. Postal Service with no forwarding address after two (2) consecutive mailings, and the Fund is unable to obtain a current shareholder address, the account status will be changed to “Do Not Mail” to discontinue future mailings and prevent unauthorized persons from obtaining account information.  Telephone privileges, certain automated investments and automated withdrawals will also be discontinued.  If mail is returned to us from the U.S. Post Office with an updated address, we will update your account(s) on our records with the address given by the Post Office.  We reserve the right to update your address without obtaining your signature guaranteed instructions based on the address provided by one of our affiliates or a consumer reporting agency.  We will confirm the address change to both the new and old address.

You can remove the “Do Not Mail” status on your account by submitting written instructions including your current address signed by all shareholders with a signature guarantee.  Additional requirements may apply for certain accounts.

Returned checks and other distributions will be voided when an account’s status has been changed to “Do Not Mail”.  No interest will be paid on any outstanding checks or checks which have been voided or stopped.  All future dividends and other distributions will be reinvested in additional shares, and additional systematic withdrawals and money line purchases will be stopped until new instructions are provided.  If no activity occurs in your account within a period of time specified by applicable state law and we have not been able to contact you at the address of record listed on your account, your Fund shares and outstanding dividend and distribution checks may be turned over to the applicable state in accordance with state laws governing abandoned property.

Prior to turning over assets to your state, the Fund will seek to obtain a current shareholder address in accordance with Securities and Exchange Commission rules.  A search company or consumer reporting agency may be employed to locate a current address.  The Fund may deduct the costs associated with the search from your account.

Summary of FIC’s Privacy Policy

We use the strictest standards to safeguard your information.  If FIC is your broker, we obtain information from you that is necessary to make suitable investment recommendations for you, such as your occupation, age, financial resources, investment experience and objectives.  We use your information only to process transactions that you have authorized, and to service your account.  We may share your personal information with our affiliated companies or third parties when it is necessary to process your transactions, service your accounts, or maintain your records.  We do not disclose your information to any third party, except as permitted by law or with your consent.  Nor do we share your personal information with unaffiliated third parties for use in marketing their products or services.  We restrict access to your information to those persons who need to know it.  We also maintain physical, electronic, and procedural measures to ensure that unauthorized persons do not obtain access to your information.  Information regarding our privacy policy is mailed to you and is available on our website at www.firstinvestors.com.

Transfer on Death Guidelines

Purpose:  To enable the owner(s) of a First Investors mutual fund account who have an MAA or an application for non-affiliated broker-dealers on file to designate one or more beneficiaries to receive shares in the account automatically upon the death of all account owners, outside of probate.  Until the death of all account owners, the TOD beneficiaries have no rights with respect to the account.  A beneficiary must survive all account owners for the transfer to occur in accordance with the TOD registration.

Eligible Owners:  Only a natural person, or two natural persons holding the account as Joint Tenants with Rights of Survivorship (JTWROS) or Tenants by the Entireties (TE) may establish an account in TOD form.  Tenants in Common are ineligible for TOD registration.

Eligible Beneficiary:  The account(s) owner may designate one or more than one beneficiary.  Upon the death of all account owners, shares will be divided equally among the surviving beneficiary(ies).  A beneficiary may be an individual or an entity.  No designation such as Lineal Descendants (LD) or Lineal Descendants Per Stirpes (LDPS) is permitted.

Registration of the Account:  It is our policy to include the name of each beneficiary in the account registration.  If multiple beneficiaries are named and the names do not fit in the account registration due to space limitations, the TOD designation in the registration will read “Multiple Beneficiaries on File”.  Confirmation regarding the beneficiary information will be sent to you.  The TOD registration of the account and the beneficiaries designated on the account shall not change unless the TOD registration of the account is revoked by all owners or the beneficiary designation is changed by all owners.

Exchanges:  Shares exchanged out of the account into new First Investors mutual fund accounts will continue to be registered in TOD form, unless ADM is instructed to the contrary.  Shares exchanged into an existing fund account will contain the registration of the account receiving the shares.  Provided that you have not declined telephone privileges, an account owner including one owner of a jointly held TOD account, acting alone and without the consent of the other joint owners, may exchange shares from a TOD registered account into a non-TOD account, from a non-TOD account to an existing TOD account and between TOD accounts with different beneficiaries provided the accounts are registered to the identical owners.

Changes to TOD Registration during the Life of the Owner(s):  An owner(s) may change or revoke TOD registration at any time by sending written instructions acceptable to ADM, signed by the owner(s).  If there are multiple owners, all owners must sign the instructions.  A TOD registration form validly executed by the owner(s) and received by our home office in “good order” revokes a prior one.  A TOD registration may not be changed or revoked by will, codicil or oral communication.  The death of an owner of an account will not automatically revoke TOD registration.  The surviving owner will receive title to the shares in the account and will need to re-register the account.  The surviving owner may, at any time during his or her lifetime, revoke or change the designation of beneficiary.

Death of a Designated TOD Beneficiary:  If one of the multiple designated beneficiaries predeceases the account owner(s), the amount otherwise payable to such beneficiary shall be payable to the other remaining beneficiaries.  If none of the beneficiaries survive all account owners, the account will be treated as belonging to the last surviving owner’s estate. If a beneficiary survives all owners but is not alive at the time the shares are presented for re-registration, the shares will become part of the estate of the beneficiary.

Transfer to Designated TOD Beneficiary Upon the Owner’s Death:  ADM will process a transfer to the designated TOD beneficiary(ies) upon receipt of the following: (a) evidence of the death of the account owner(s) (e.g., a certified copy of the death certificate); (b) inheritance tax waivers and/or affidavit of domicile of the owner; (c) a fully executed copy of Certification of Entitlement to TOD Account; (d) if the beneficiary is a minor, an affidavit from the parent or guardian attesting that the minor survived the owner; (e) if certificates have been issued, the certificates with appropriate endorsements; and (f) a fully executed application signed by the beneficiary, unless one is already on file.

Spousal Consent:  If the account owner(s) lives in a community property state (e.g., Arizona, California, Idaho, Louisiana, Nevada, New Mexico, Texas, Washington or Wisconsin), spousal consent may be required to name a TOD beneficiary other than the spouse.  An account owner(s) should consult with his or her legal advisor.  FIC has no obligation to determine an account owner’s marital status, whether property placed into an account is separate or community property, or whether spousal consent is necessary.

Tax and Legal Consequences of TOD Registration:  FIC is not responsible for determining the tax and legal consequences of an account owner’s decision to register securities in TOD form.  Please consult your legal and tax advisors before electing TOD registration.  The TOD accounts are governed by the STA TOD rules except to the extent modified by FIC.  FIC shall not be responsible to the designated TOD beneficiary for dividends and other distributions in respect of a security registered in TOD form paid in cash after the death of the last surviving account owner but before the transfer of shares.

STA Guidelines:  First Investors TOD registrations are established under the laws of New Jersey.  First Investors offers TOD accounts to shareholders irrespective of their state of residence.  It is First Investors’ policy to follow STA Guidelines on TODs to the extent that they are not inconsistent with First Investors TOD Guidelines.

Future Changes in Guidelines and Rules:  These guidelines are subject to change by FIC at any time without prior written notice.

How To Contact The Fund Directly Through Its Transfer Agent.

While we encourage you to use the services of your representative, if you want or need to contact the Fund directly, you can:

1.             For Overnight Mail, write us at:

Administrative Data Management Corp.
Raritan Plaza I, 8th Floor
Edison, NJ 08837-3620

2.             For Regular Mail, write us at:

Administrative Data Management Corp.
P.O. Box 7837
Edison, NJ 08818-7837

3.             Call our Shareholder Services Department at:
1 (800) 423-4026

4.             Visit us at any time on-line at:
www.firstinvestors.com

Telephone Requests:

If you have telephone privileges on your account, you can call Administrative Data Management Corp. (“ADM”) to request redemptions, exchanges, reallocations of Money Line or API investments, and increases of Money Line investments, subject to the limits of our policies.

Whether or not you have telephone privileges, you may call ADM provided your account is not coded “Do Not Mail”:

To update or correct your:

●	Address or phone number;
●	Birth date (important for retirement distributions); and
●	Distribution option to reinvest or pay in cash or initiate cross reinvestment of dividends and capital gain distributions (available for certain accounts only).

To request:

●	Cancellation of your Systematic Withdrawal Plan;
●	A stop payment on a dividend, redemption or money market draft check;
●	To cancel or decrease (minimum of $50 per month) Money Line payments;
●	A duplicate copy of a statement, cancelled check or tax form:

Cancelled Check Fees: Duplicate Tax Form Fees:
$10 fee for a copy of a cancelled dividend, liquidation, or investment check.

$15 fee for a copy of a cancelled money market draft check.

Current Year -     Free

Prior Year(s) -      $7.50 per tax form per year.

●	Cancellation of cross-reinvestment of dividends and capital gain distributions;
●
A history of your account.  Current year and the previous two-year histories are provided free of charge, however, there is a fee for prior periods.  Account histories are not available prior to 1974; and

●
Money market fund draft checks (non-retirement accounts only) provided your account balance is at least  $10,000 and your address of record has not changed within the past thirty (30) days.  Additional written documentation may be required for certain registrations.

Statements and Confirmation Statements

You should review your statements and confirmation statements carefully.  If you fail to notify us of any errors or omissions within thirty (30) days of the date that a statement or confirmation statement is mailed to your address of record or sent by electronic delivery, we will assume that your statement or confirmation statement is correct and we will not accept responsibility for any resulting liability.

E-Mail Policies

You can e-mail our transfer agent, ADM at admcust@firstinvestors.com with general account and service-related inquiries such as requests for:

●	Literature on our Funds and services;
●	Prospectus, annual report, and Statements of Additional Information;
●	Duplicate statements;
●	Procedural information; and
●	Account research.

E-mail cannot be used to place purchase, exchange, transfer, and/or redemption orders.  First Investors will not honor trades or address change requests sent to us from customers via e-mail.

Web Access

You can access your account fund prices and a wealth of other company information at your convenience - 24 hours a day, seven (7) days a week - through our website at www.firstinvestors.com.

After you have created a username and password, our web site allows you to:

●	Review your current account balance, portfolio breakdown and beneficiary designations;
●	Enroll in electronic delivery notification (“EDN”) of statements and certain reports;
●	View current and previous years transactions, such as investments and redemptions;
●	Access your most recent Quarterly Master Account Statement;
●	Verify that money market checks have cleared;
●	Obtain current and previous years tax forms;
●	View your registered representative’s name, telephone number and office information; and
●	Change your password, nickname and e-mail address.

To begin using these benefits, follow the directions below:

●	Visit us at www.firstinvestors.com or call us at 1 (800) 423-4026 for assistance.
●	From our web site home page, select Account Access. Click on “Need to Register?” on the left side of the page or click registering online in the body of the text regarding setting up online access.
●	Enter your Social Security Number or Employer Identification Number, your Customer Number or one of your account numbers, your birth date and zip code.
●
Create a personalized User Name and Password and provide a valid e-mail address.  You will be sent two  e-mails, one confirming you have successfully registered for Web Access and a second e-mail providing an 8-digit verification code.

●	Click Login and enter your personalized User Name and Password. Enter the 8-digit verification code from the confirmation e-mail.

Keep your password confidential to safeguard your account.  Contact us immediately if someone else has obtained your password or accessed your account.  First Investors’ web site uses state of the art encryption technology to keep your account information private.  We recommend that you use 128-bit encryption when viewing your account information.

First Investors does not accept orders for transactions or address updates via our web site.  For trusts, estates, attorney-in-fact, corporations, partnerships, and other entities, additional documentation is required to permit web access.

DETERMINATION OF NET ASSET VALUE

All Funds Except Cash Management Fund and Life Series Cash Management Fund.

In calculating its net asset value (“NAV”), each Fund, other than the Cash Management Fund and the Life Series Cash Management Fund, generally values a security listed or traded on an exchange or the Nasdaq Stock Market based on its last sale price on the exchange or market where the security is principally traded, or lacking any sales, the security is valued at the mean between closing bid and asked prices.  Securities traded in the over-the-counter (“OTC”) market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based on quotes furnished by a market maker for such securities or an authorized pricing service.  If such information is not available for a security held by the Fund, is determined to be unreliable, or (to the Adviser’s knowledge) does not reflect a significant event occurring after the close of the market on which the security principally trades (but before the close of trading on the NYSE), the security will be valued at its fair value as determined in good faith pursuant to procedures adopted by a Fund’s Board.  Foreign securities are priced based upon their market values as of the close of the foreign markets in which they principally trade, or lacking any sales, the security is valued at the mean between the closing bid and asked prices.  Securities may also be priced by pricing services approved by the Board.  The Fund relies on a pricing service in circumstances where the U.S. securities markets exceed a pre-determined threshold to value foreign securities held in the Fund’s portfolio or when foreign markets are closed regardless of movements in the U.S. markets.  The pricing services consider security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value.  The pricing service, its methodology or the threshold may change from time to time.  In the event that a Fund holds any insured municipal bond which is in default in the payment of principal or interest, the defaulted bond may be valued based upon the value of a comparable bond which is insured and not in default.  Debt obligations with maturities of 60 days or less are valued at amortized cost.

Consistent with SEC regulations, changes in holdings of portfolio securities are generally reflected in the NAV calculation on the first business day following the trade (i.e., T + 1).  Therefore, when a Fund purchases or sells a security during the day, any change in the value of the security that occurs that day is not reflected in the Fund’s NAV.  “When-issued securities” are also reflected in the NAV of a Fund on a T + 1 basis.  Such investments are valued thereafter at the mean between the most recent bid and asked prices obtained from recognized dealers in such securities or by the pricing services.  For valuation purposes, quotations of foreign securities in foreign currencies are converted into U.S. dollar equivalents using the foreign exchange equivalents in effect as of the close of the London Stock Exchange.

Cash Management Fund and Life Series Cash Management Fund.

Each of these Funds values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 under the 1940 Act.  To use amortized cost to value its portfolio securities, a Fund must adhere to certain conditions under that Rule relating to the Fund’s investments, some of which are discussed in each Fund’s Prospectus.  Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and value at maturity is amortized on a straight-line basis over the remaining life of the instrument.  The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account (unless the aggregate deviation between the Fund’s market value and amortized cost value exceeds ½ of 1% as discussed below) and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value.  In the event that a large number of redemptions take place at a time when interest rates have increased, the Fund might have to sell portfolio securities prior to maturity and at a price that might not be desirable.

In accordance with Rule 2a-7, each Fund’s Board has established procedures for the purpose of maintaining a constant net asset value of $1.00 per share, which include a review of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share.  Should that deviation exceed ½ of 1% for the Fund, the Board will promptly consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders.  Such action may include selling portfolio securities prior to maturity, reducing or withholding dividends and utilizing a net asset value per share as determined by using available market quotations, or suspending redemptions and postponing payment of redemption proceeds in order to facilitate an orderly liquidation of the Fund.

Emergency Pricing Procedures For All Funds.

Each Fund’s Board may suspend the determination of a Fund’s net asset value per share for the whole or any part of any period (1) during which trading on the New York Stock Exchange (“NYSE”) is restricted as determined by the SEC or the NYSE is closed for other than weekend and holiday closings, (2) during which an emergency, as defined by rules of the SEC in respect to the U.S. market, exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (3) for such other period as the SEC has by order permitted.

In the event that the Funds must halt operations during any day that they would normally be required to price under Rule 22c-1 under the 1940 Act due to an emergency (“Emergency Closed Day”), the Funds will apply the following procedures:

1.
The Funds will make every reasonable effort to segregate orders received on the Emergency Closed Day and give them the price that they would have received but for the closing.  The Emergency Closed Day price will be calculated as soon as practicable after operations have resumed and will be applied equally to sales, redemptions and repurchases that were in fact received in the mail or otherwise on the Emergency Closed Day.

2.
For purposes of paragraph 1, an order will be deemed to have been received by the Funds on an Emergency Closed Day, even if neither the Funds nor the Transfer Agent is able to perform the mechanical processing of pricing on that day, under the following circumstances:

(a)	In the case of a mail order, the order will be considered received by a Fund when the postal service has delivered it to FIC’s Edison, NJ offices prior to the close of regular trading on the NYSE; and

(b)
In the case of a wire order, including a Fund/SERV order, the order will be considered received when it is received in good form by a FIC branch office or an authorized dealer prior to the close of regular trading on the NYSE.

3.
If the Funds are unable to segregate orders received on the Emergency Closed Day from those received on the next day the Funds are open for business, the Funds may give all orders the next price calculated after operations resume.

4.
On business days in which the NYSE is not open for regular trading, the Funds may determine not to price their portfolio securities if such prices would lead to a distortion of the NAV, for the Funds and their shareholders.

ALLOCATION OF PORTFOLIO BROKERAGE

The Adviser and subadvisers (in the case of Funds that have subadvisers) have authority to select broker-dealers that are used to effect portfolio transactions for the Funds.  Portfolio transactions are generally structured as agency transactions or principal transactions.  In agency transactions, the Funds generally pay brokerage commissions.  In principal transactions, the Funds generally pay a dealer mark-up or selling concession.  In the case of a riskless principal transaction, a dealer mark-up may be treated as a “commission” if the confirmation statement explicitly states the amount of the transaction that is considered to represent a commission.  The Funds may also purchase certain fixed income securities directly from an issuer without paying commissions or discounts.

In selecting broker-dealers to execute portfolio transactions and assessing the reasonableness of their commissions, the Adviser and subadvisers consider, among other things, a broker-dealer’s expertise, reputation, reliability, and performance in executing transactions, and the value of any research that it makes available.  A Fund may pay more than the lowest available commission (as that term is defined by the SEC) in return for brokerage and research services provided to the Adviser or, for Funds that employ a subadviser, to the subadviser.  Additionally, the Adviser retains investment discretion over the accounts and may request the subadvisers to direct brokerage to broker-dealers selected by the Adviser in recognition of proprietary or third-party research provided by such broker-dealers to the Adviser.  Also, if approved by the Board of the Funds, the Adviser or subadviser, as applicable, may use brokerage commissions to acquire services that do not qualify in whole or in part as research or brokerage services.

The research acquired by the Adviser or a subadviser with Fund commissions includes so-called proprietary research and third-party research.  Proprietary research is research that is generated by a full-service brokerage firm and offered to the firm’s clients on a “bundled” basis along with execution services.  In other words, there is no separately stated charge for the research.  Third-party research is research that is prepared by an independent third-party and provided by a broker-dealer. In a third-party research arrangement, the cost of the research is generally stated both in dollars and in terms of a soft-to-hard dollar ratio.  The client acquiring the research generally pays for the research by directing a specified amount of commission business to the broker-dealer that provides it.  The broker-dealer in turn pays the third-party that is the original source of the research.

The type of research services acquired with Fund commissions include: (a) market data, such as stock quotes, last sale prices, trading volumes, and other information as to the market for and availability of securities for purchase or sale; (b) research reports containing statistical or factual information or opinions pertaining to the economy, particular industries or sectors, particular issuers, or the creditworthiness of issuers; (c) conferences and meetings with executives of issuers or analysts; and (d) data concerning Fund performance and fees.  The Adviser generally uses each research service acquired with commissions to service all the Funds in the First Investors Family of Funds, rather than the particular Fund or Funds whose commissions may pay for a research service.  In other words, a Fund’s brokerage commissions may be used to pay for a research service that is used in managing another Fund within the First Investors Family of Funds.  The subadvisers may likewise use research obtained with commissions to service their other clients.

The Board of the Funds has approved an arrangement whereby the Adviser acquires three mixed-use services with commissions, Lipper Analytical New Applications Module (First Investors Equity Funds), Lipper Analytical New Applications Module (First Investors Income Funds) and iMoneyNet.  These services are used by the Adviser both for research purposes and to analyze and report to the Fund’s Board a Fund’s performance and fees relative to other comparable funds.  The Adviser currently allocates 50% of the cost of these arrangements to administration in the Funds’ expenses.  The portion of the cost of each of these mixed-use services that is attributable to administration is treated as a Fund expense for purposes of computing the expense ratios that are included in the prospectuses.

The Adviser or subadviser may combine transaction orders placed on behalf of a Fund with orders placed for other clients for the purpose of negotiating brokerage commissions or obtaining a more favorable transaction price.  The securities purchased or sold in such bunched orders must be allocated in accordance with written procedures approved by the Board of the Funds.  The Adviser does not place portfolio orders with an affiliated broker-dealer or allocate brokerage commission business to any broker-dealer in recognition of distributing Fund shares.  Moreover, no broker-dealer affiliated with FIMCO, Wellington Management, Vontobel, Smith or Muzinich participates in commissions generated by portfolio orders placed on behalf of any Fund.  A broker-dealer affiliate of Paradigm Capital Management, CL King & Associates, has been authorized by the Board of the Funds to execute portfolio transactions on behalf of the Special Situations and Life Series Discovery Funds in accordance with procedures adopted by the Funds pursuant to Rule 17e-1 of the 1940 Act.

CREDIT RATINGS INFORMATION

Standard & Poor’s (“S&P”) Long-Term Issue Credit Ratings.

A Standard & Poor’s issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

Issue credit ratings are based on current information furnished by the obligors or obtained by Standard & Poor’s from other sources it considers reliable.  Standard & Poor’s does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information. Credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

Issue credit ratings are based, in varying degrees, on the following considerations:

●	Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

●	Nature of and provisions of the obligation; and

●
Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default.  Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA: An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Note: BB, B, CCC, CC, and C. Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.  In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C: A ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D: An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.  An obligation’s rating is lowered to ‘D’ upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Note: Plus (+) or minus (-). The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR: This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Moody’s Investors Service, Inc. (“Moody’s”) Long-Term Obligation Ratings.

Moody’s long-term obligation ratings are opinions of the relative credit risk of financial obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings use Moody’s Global Scale and reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa: Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa: Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A: Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa: Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba: Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B: Obligations rated B are considered speculative and are subject to high credit risk.

Caa: Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C: Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

S&P Short-Term Issue Credit Ratings.

Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days—including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating.

A-1: A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated 'B' is regarded as having significant speculative characteristics. Ratings of 'B-1', 'B-2', and 'B-3' may be assigned to indicate finer distinctions within the 'B' category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B-1: A short-term obligation rated 'B-1' is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-2: A short-term obligation rated 'B-2' is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3: A short-term obligation rated 'B-3' is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C: A short-term obligation rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Note: Dual Ratings.  Standard & Poor's assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, 'AAA/A-1+'). With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, 'SP-1+/A-1+').

Moody’s Short-Term Credit Ratings.

Moody's short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody's employs the following designations to indicate the relative repayment ability of rated issuers:

P-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

S&P Short-Term Municipal Note Credit Ratings.

A Standard & Poor's U.S. municipal note rating reflects S&P’s opinion about the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

Moody’s Short-Term Municipal Debt Credit Ratings.

There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels -- MIG 1 through MIG 3.  In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of the obligation.

MIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2: This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3: This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

GENERAL INFORMATION

Custodian.  The Bank of New York Mellon Corp. (“BONY”), One Wall Street, New York, NY 10286, is custodian of the securities and cash of each Fund of the First Investors Income Funds, each Fund of the First Investors Tax Exempt Funds, and for the following Funds of the First Investors Life Series Funds: Cash Management, Government, High Yield, Investment Grade and Target Maturity 2015.  BONY employs foreign sub-custodians and foreign securities depositories to provide custody of foreign assets.  Brown Brothers Harriman & Co. (“BBH”), 40 Water Street, Boston, MA 02109, is custodian of the securities and cash of each Fund of the First Investors Equity Funds, and for the following Funds of the First Investors Life Series Funds:  Discovery, Growth & Income, International, Select Growth and Value.  BBH employs foreign subcustodians and foreign securities depositories to provide custody of their foreign assets.

Audits and Reports.  The accounts of the Funds are audited twice a year by Tait, Weller & Baker LLP, an independent registered public accounting firm, 1818 Market Street, Suite 2400, Philadelphia, PA 19103-2108.  Shareholders of each Fund receive semi-annual and annual reports, including audited financial statements, and a list of securities owned.

Legal Counsel.  K&L Gates LLP, 1601 K Street, NW, Washington, DC 20006, serves as counsel to the Funds.

Transfer Agent.  Administrative Data Management Corp. (“ADM”), Raritan Plaza I, Edison, NJ 08837, an affiliate of FIMCO and FIC, acts as transfer agent for the Funds and as redemption agent for regular redemptions. ADM provides services to account holders that includes, but is not limited to, opening and closing non-retirement and retirement accounts, transacting purchases, redemptions and exchanges, issuing checks, issuing tax statements, issuing account statements and maintaining records for the Funds.  ADM receives fees from the Funds that are based upon a combination of account maintenance and a per transaction basis in accordance with a fee schedule that is approved by the Board of the Funds.  In addition, the Funds reimburse ADM for its out-of-pocket costs including, but not limited to, the costs of postage, forms, envelopes, telephone lines and other similar items.  The Transfer Agent's telephone number is 1(800) 423-4026.

Retirement and Other Tax-Deferred Accounts.  A qualified financial institution acts as custodian on certain retirement and tax-deferred accounts that are opened through ADM (such as IRAs, 403(b) accounts, or ESAs).  There is an annual custodial fee for each type of account serviced by the custodian irrespective of the number of Funds that are held in the account.  These custodial fees are currently being paid by the Funds but the Funds reserve the right to discontinue paying this fee at any time on 45 days written notice to account holders.  The custodian reserves the right to increase or modify the custodial fee on prior written notice.

Shareholder and Trustee Liability.  Each First Investors Fund is organized as a Delaware statutory trust.  The Declaration of Trust of each Fund contains an express disclaimer of shareholder liability for acts or obligations of the Trust.  Further, any note, bond, contract or other written obligation of the Trust or Fund may contain a disclaimer that the obligation may be only enforced against the assets of the Trust or Fund, but the omission of such disclaimer will not operate to bind or create personal liability for any shareholder or Trustee.

Each Declaration of Trust also provides for indemnification out of the property of the Fund of any shareholder held personally liable for the obligations of the Fund.  Each Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon.  Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations.  The Adviser believes that, in view of the above, the risk of personal liability to shareholders is immaterial and extremely remote.  Each Fund’s Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.  Each Fund may have an obligation to indemnify Trustees and officers with respect to litigation.

APPENDIX A:
TAX INFORMATION

The following is a general discussion of the federal tax law that applies to the First Investors Funds.  The discussions of the General Tax Treatment of Distributions and Dispositions of Shares, Taxation of the Funds in General, and Special Rules for Tax Exempt Funds  (see Sections C, D, and E below, respectively) are not applicable to Funds the shares of which you have purchased through an IRA, a 403(b) account, a 401(k) plan, a variable annuity contract, a variable life insurance policy, or other tax-deferred investment vehicle.  If you have purchased Fund shares through a variable annuity contract or a variable life insurance policy, you should also review the prospectus and statement of additional information (“SAI”) for that product for information concerning taxes.  If you have purchased shares of a Tax Exempt Fund (as defined below) (see “E.  Special Rules for Tax Exempt Funds” below), you should read the prospectus and SAI of that Fund for information concerning state and local tax considerations.

A.           Compliance with Subchapter M of the Code

Each Fund, which is treated as a separate corporation for federal tax purposes, has elected to be, and has qualified each taxable year for treatment as, a regulated investment company under Subchapter M of Chapter 1 of Subtitle A of the Code (“RIC”).  To continue qualifying for treatment as a RIC, a Fund must meet the following requirements each taxable year:

(1) The Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net taxable investment income, the excess of net short-term capital gain over net long-term capital loss (“net short-term gain”), and net gains and losses from certain foreign currency transactions, all determined without regard to any deduction for dividends paid) (“Distribution Requirement”);

(2) The Fund must derive at least 90% of its gross income each taxable year from (a) dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures, or forward contracts) derived with respect to its business of investing in securities or those currencies and (b) net income from an interest in a “qualified publicly traded partnership” (“QPTP”) (“Income Requirement”); and

(3) At the close of each quarter of the Fund's taxable year, (a) at least 50% of the value of its total assets must be represented by cash and cash items, government securities, securities of other RICs, and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities (which, for these purposes, includes a QPTP’s equity securities) and (b) not more than 25% of the value of its total assets may be invested in (i) the securities (other than government securities or the securities of other RICs) of any one issuer, (ii) the securities (other than securities of other RICs) of two or more issuers the Fund controls that are determined to be engaged in the same, similar, or related trades or businesses, or (iii) the securities of one or more QPTPs (“Subchapter M Diversification Requirements”).

If a Fund qualifies for treatment as a RIC during a taxable year, it is relieved of federal income tax on the part of its investment company taxable income and net capital gain (the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders.  If a Fund failed to qualify for that treatment for any taxable year, it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and the shareholders would treat all those distributions, including distributions that otherwise would be “exempt-interest dividends” (see “E. Special Rules for Tax-Exempt Funds” below) and distributions of net capital gain as dividends to the extent of the Fund’s earnings and profits, taxable as ordinary income (except that, for individual shareholders, the part thereof that is “qualified dividend income” would be subject to federal income tax at the rate for net capital gain -- a maximum of 15%); those dividends would be eligible for the dividends-received deduction available to corporations under certain circumstances.  In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

B.           Compliance with Subchapter L of the Code

Each Fund that serves as an underlying funding vehicle for an insurance company separate account (i.e., each series of First Investors Life Series Funds) (each, a “Life Series Fund”) must also comply with the diversification requirements imposed on such accounts by section 817(h) of the Code and the regulations thereunder

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(collectively “Subchapter L”).  These requirements, which are in addition to the Subchapter M Diversification Requirements applicable to all Funds, place certain limitations on the assets of each separate account — and of each Life Series Fund, because Subchapter L treats the assets of a Life Series Fund as assets of the related separate account — that may be invested in securities of a single issuer or a small number of issuers.

Specifically, Subchapter L provides that, except as permitted by the “safe harbor” described below, as of the end of each calendar quarter (or within 30 days thereafter) no more than 55% of the value of a separate account's total assets may be represented by one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments.  For this purpose, all securities of the same issuer are considered a single investment, and while each U.S. Government agency and instrumentality is considered a separate issuer, a particular foreign government and its agencies, instrumentalities, and political subdivisions are considered the same issuer.  Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the Subchapter M Diversification Requirements are satisfied and no more than 55% of the value of the account's total assets are cash and cash items, government securities, and securities of other RICs.

The failure of a Life Series Fund to satisfy the Subchapter L diversification requirements would result in taxation of First Investors Life Insurance Company and treatment of its contract holders and policy owners other than as described in the prospectuses of its separate accounts.  Specifically, the internal earnings within the contracts and policies could be immediately taxable rather than tax-deferred.

C.           General Tax Treatment of Distributions and Dispositions of Shares

Dividends a Fund distributes to its shareholders that are derived from dividends and taxable interest it receives on its investments, net short-term gain, and net gains from certain foreign currency transactions, if any, are taxable to its shareholders as ordinary income (except as noted below) to the extent of its earnings and profits, whether received in cash or reinvested in additional Fund shares.  Distributions from a Fund’s net capital gain are taxable to its shareholders as long-term capital gain, regardless of how long they have held their Fund shares and whether those distributions are received in cash or reinvested in additional Fund shares; distributions from a Fund that is a series of First Investors Equity Funds or First Investors Income Funds (each an “Equity/Income Fund”) are subject to a 15% maximum federal income tax rate for individual shareholders to the extent the distributions are attributable to net capital gain the Fund recognizes on sales or exchanges of capital assets through its last taxable year beginning before January 1, 2013.  Dividends and other distributions also may be subject to state and local taxes.

A portion of the dividends from a Fund's investment company taxable income may be eligible for the 15% maximum federal income tax rate applicable to “qualified dividend income” that individuals receive through 2012 and the dividends-received deduction allowed to corporations.  The eligible portion may not exceed the aggregate dividends a Fund receives from most U.S. corporations and, for purposes of the 15% rate, certain foreign corporations.  In addition, the availability of that rate and the dividends-received deduction is subject to a certain holding period, and other restrictions imposed on each Fund with respect to the shares it holds on which the dividends were paid and on each shareholder with respect to the Fund shares on which the Fund dividends were paid.  Dividends a corporate shareholder deducts pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax.

Dividends and other distributions a Fund declares in October, November, or December of any year that are payable to shareholders of record on a date in any of those months are deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the Fund pays the distributions during the following January.  Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

Any capital gain an individual shareholder recognizes on a redemption or exchange through 2012 of his or her Fund shares that have been held for more than one year will qualify for the 15% maximum federal income tax rate referred to above.  If Fund shares are sold at a loss after being held for six months or less, any loss that is not disallowed (see “E. Special Rules for Tax Exempt Funds” below) will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.  A loss realized on a redemption or exchange of shares of a Fund will be disallowed to the extent those shares are replaced by other shares of the same Fund within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition of the shares (which could occur, for example, as a result of reinvesting Fund distributions).  In that event, the basis in the acquired shares will be adjusted to reflect the disallowed loss.

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If you buy shares shortly before the record date of a dividend or other distribution, the entire amount you receive will be taxable even though a part of the distribution is actually a return of part of your purchase price.  This is called “buying a dividend”.  There is no advantage to buying a dividend because a Fund’s net asset value per  share is reduced by the amount of the distribution.

Each Fund must withhold and remit to the U.S. Treasury “backup withholding” at the current rate of 28% of dividends, capital gain distributions, and redemption proceeds (regardless of the extent to which a gain or loss may be realized) otherwise payable to any individual or certain other non-corporate shareholder who fails to certify that the taxpayer identification number furnished to the Fund is correct, who furnishes an incorrect number, or (except with respect to redemption proceeds) who is designated by the IRS as being subject to backup withholding.  Backup withholding does not constitute an additional tax and may be claimed as a credit on the shareholder’s federal income tax return.

The Code does not require regulated investment companies to issue a Form 1099-DIV to report taxable distributions for a year of less than $10 per Fund account, unless the account is subject to IRS-imposed back-up withholding tax.

A Fund shareholder who wants to use another method other than the average basis method for determing basis in Fund shares he or she acquires after December 31, 2011 (“Covered Shares”), must elect to do so in writing.  If a Shareholder of a Fund fails to affirmatively elect a basis determination method, then basis determination will be made in accordance with the Fund’s default method, which will be average basis.  If, however, a Fund shareholder wishes to use a different acceptable method for basis determination (e.g., a specific identification method),  the shareholder may elect to do so.  The basis determination method a Fund shareholder elects (or the default method) may not be changed with respect to a redemption of Covered Shares after the settlement date of the redemption.

In addition to the previous requirement to report the gross proceeds from the redemption of shares, each Fund (or its transfer agent) must report to the IRS and furnish to its shareholders the basis information for Covered Shares and indicate whether they had short-term (one year or less) or long-term (more than one year) holding period.  Fund shareholders should consult with their tax advisors to determine the best IRS-accepted basis method for their tax situation and to obtain more information about how the basis reporting law applies to them.

The Health Care Reform and Education Reconciliation Act of 2010 requires an individual to pay a 3.8% tax on the lesser of (1) the individual’s “net investment income,” which generally includes dividends, interest, and net gains from the disposition of investment property (including dividends and capital gain distributions a Fund pays), or (2) the excess of the individual’s “modified adjusted gross income” over a threshold amount ($250,000 for married persons filing jointly and $200,00 for single taxpayers), for taxable years beginning after December 31, 2012.  This tax is in addition to any other taxes due on that income.  A similar tax will apply for those years to estates and trusts.  Shareholder should consult their own tax advisers regarding the effect, if any, this provision may have on their investment in Fund share.

Dividends from a Fund’s investment company taxable income that are paid to a shareholder who is a non-resident alien individual or foreign entity (a “non-U.S. person”) generally are subject to 30% federal withholding tax unless a reduced rate of withholding or a withholding exemption is provided under an applicable treaty.  However, two categories of dividends paid by an Equity/Income Fund, “short-term capital gain dividends” and “interest related dividends,” will be exempt from that tax.  “Short-term capital gain dividends” are dividends that are attributable to net short-term gain, computed with certain adjustments.  “Interest related dividends” are dividends that are attributable to “qualified net interest income” (i.e., “qualified interest income,” which generally consists of certain OID, interest on obligations “in registered form,” and interest on deposits, less allocable deductions).  The exemption from withholding tax will apply to short-term capital gain dividends and interest related dividends an Equity/Income Fund pays to foreign investors, with certain exceptions, only with respect to its current taxable year (unless the effective date of the exemption is extended by legislation, as has occurred in the past).  Non-U.S. persons are urged to consult their own tax advisers concerning the applicability of that withholding tax.

D.           Taxation of the Funds in General

Each Fund (other than the Life Series Funds) will be subject to a nondeductible 4% excise tax (“Excise Tax”) to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary (taxable) income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

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Dividends and interest a Fund receives, and gains a Fund realizes, on foreign securities may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions (“foreign taxes”) that would reduce the total return on its securities.  Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

If more than 50% of the value of a Fund’s total assets at the close of any taxable year consists of securities of foreign corporations, it will be eligible to, and may, file an election with the IRS that would enable its shareholders, in effect, to benefit from any foreign tax credit or deduction available with respect to any foreign taxes it paid.  The Global Fund and the International Fund, each a series of First Investors Equity Funds, have filed such an election with the IRS each year in which the Funds have been eligible.  Pursuant to any such election, a Fund would treat those taxes as dividends paid to its shareholders and each shareholder (1) would be required to include in gross income, and treat as paid by the shareholder, the shareholder’s proportionate share of those taxes, (2) would be required to treat that share of those taxes and of any dividend the Fund paid that represents income from foreign or U.S. possessions sources (“foreign-source income”) as the shareholder’s own income from those sources, and (3) could either use the foregoing information in calculating the foreign tax credit against the shareholder’s federal income tax or, alternatively, deduct the taxes deemed paid by the shareholder in computing taxable income.  If a Fund takes this election, it will report to its shareholders shortly after each taxable year their respective shares of foreign taxes it paid and its foreign-source income.  Individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Form 1099 and all of whose foreign-source income is “qualified passive income” may elect each year to be exempt from the extremely complicated foreign tax credit limitation and will be able to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required.

If a Fund invests in the stock of a “passive foreign investment company” (“PFIC”), special tax rules apply.  A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income for the taxable year is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income.  Under certain circumstances, a Fund that holds stock of a PFIC will be subject to federal income tax on a portion of any “excess distribution” it receives on the stock or of any gain on disposition of the stock (collectively “PFIC income”), plus interest thereon, even if the Fund distributes the PFIC income as a dividend to its shareholders.  The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders.  Fund distributions attributable to PFIC income will not be eligible for the 15% maximum federal income tax rate on individuals’ “qualified dividend income” described above.

If a Fund invests in a PFIC and elects to treat the PFIC as a “qualified electing fund” (“QEF”), then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each year its pro rata share of the QEF’s annual ordinary earnings and net capital gain – which the Fund probably would have to distribute to satisfy the Distribution Requirement and, except in the case of a Life Series Fund, avoid imposition of the Excise Tax – even if the QEF did not distribute those earnings and gain to the Fund.  In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

A Fund may elect to “mark-to-market” its stock in any PFIC.  “Marking-to-market,” in this context, means including in gross income each taxable year (and treating as ordinary income) the excess, if any, of the fair market value of the PFIC's stock over a Fund’s adjusted basis in that stock as of the end of that year.  Pursuant to the election, a Fund also may deduct (as an ordinary, not a capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock the Fund included in income for prior taxable years under the election.  A Fund’s adjusted basis in each PFIC’s stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

If a Fund invests in non-municipal zero coupon or other securities issued with original issue discount (“OID”), the Fund must include in its gross income the portion of the OID that accrues on the securities during the taxable year, even if the Fund receives no corresponding payment on them during the year.  Similarly, each Fund must include in its gross income securities it receives as “interest” on pay-in-kind securities.  Because each Fund annually must distribute substantially all of its investment company taxable income, including any OID and other non-cash income, to satisfy the Distribution Requirement and, except in the case of a Life Series Fund, avoid imposition of the Excise Tax, a Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives.  Those distributions will be made from a Fund's cash

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assets or from the proceeds of sales of portfolio securities, if necessary.  A Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

If a Fund uses hedging strategies, such as selling (writing) and purchasing options and futures contracts and entering into forward contracts, complex rules apply to determine for income tax purposes the amount, character, and timing of recognition of the gains and losses the Fund realizes in connection therewith.  Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, futures, and forward contracts a Fund derives with respect to its business of investing in securities or foreign currencies, are treated as qualifying income under the Income Requirement.

Some futures, foreign currency contracts, and “nonequity” options (i.e., certain listed options, such as those on a “broad-based” securities index) -- except any “securities futures contract” that is not a “dealer securities futures contract” (both as defined in the Code) and any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement -- in which the Funds invest may be subject to section 1256 of the Code (“section 1256 contracts”).  Any section 1256 contract a Fund holds at the end of its taxable year generally must be “marked-to-market” (i.e., treated as having been sold at that time for its fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized.  Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss.  Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax.  These rules may operate to increase the amount that a Fund must distribute to satisfy the Distribution Requirement (i.e., with respect to the portion treated as short-term capital gain, which will be included in investment company taxable income), which will be taxable to its shareholders as ordinary income, and to increase the net capital gain a Fund recognizes, without in either case increasing the cash available to it.  A Fund may elect not to have the foregoing rules apply to any “mixed straddle” (i.e., a straddle the Fund clearly identifies in accordance with applicable regulations, at least one (but not all) of the positions of which are section 1256 contracts), although doing so may have the effect of increasing the relative proportion of short-term capital gain (taxable as ordinary income) and thus increasing the amount of dividends it must distribute.

Under Code section 988, gains or losses (1) from the disposition of foreign currencies, including forward contracts, (2) except in certain circumstances, from options and forward contracts on foreign currencies (and on financial instruments involving foreign currencies) and from notional principal contracts (e.g., swaps, caps, floors, and collars) involving payments denominated in foreign currencies, (3) on the disposition of each foreign-currency-denominated debt security that are attributable to fluctuations in the value of the foreign currency between the dates of acquisition and disposition of the security, and (4) that are attributable to exchange rate fluctuations between the time a Fund accrues interest, dividends, or other receivables or expenses or other liabilities denominated in a foreign currency and the time it actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss.  These gains or losses will increase or decrease the amount of a Fund’s investment company taxable income to be distributed to its shareholders as ordinary income, rather than affecting the amount of its net capital gain.  If a Fund’s section 988 losses exceed other investment company taxable income during a taxable year, the Fund would not be able to distribute any dividends, and any distributions made during that year before the losses were realized would be recharacterized as a return of capital to shareholders, rather than as a dividend, thereby reducing each shareholder’s basis in his or her Fund shares.

Offsetting positions a Fund may enter into or hold in any actively traded security, option, futures, or forward contract may constitute a “straddle” for federal income tax purposes.  Straddles are subject to certain rules that may affect the amount, character, and timing of recognition of a Fund’s gains and losses with respect to positions of the straddle by requiring, among other things, that (1) loss realized on disposition of one position of a straddle be deferred to the extent of any unrealized gain in an offsetting position until the latter position is disposed of, (2) the Fund’s holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in gain being treated as short-term rather than long-term capital gain), and (3) losses recognized with respect to certain straddle positions, that otherwise would constitute short-term capital losses, be treated as long-term capital losses.  Applicable regulations also provide certain “wash sale” rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and “short sale” rules applicable to straddles.  Different elections are available to a Fund, which may mitigate the effects of the straddle rules, particularly with respect to mixed straddles.

If a call option written by a Fund lapses (i.e., terminates without being exercised), the amount of the premium it received for the option will be short-term capital gain.  If a Fund enters into a closing purchase

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transaction with respect to a written call option, it will have a short-term capital gain or loss based on the difference between the premium it received for the option it wrote and the premium it pays for the option it buys.  If such an option is exercised and a Fund thus sells the securities or futures contract subject to the option, the premium it received will be added to the exercise price to determine the gain or loss on the sale.  If a Fund allows a purchased call option to lapse, it will realize a capital loss.  If a Fund exercises such an option, the premium it paid for the option will be added to its basis in the subject securities or futures contract.

If a Fund has an “appreciated financial position” – generally, an interest (including an interest through an option, futures or forward contract, or short sale) with respect to any stock, debt instrument (other than “straight debt”), or partnership interest the fair market value of which exceeds its adjusted basis – and enters into a “constructive sale” of the position, the Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time.  A constructive sale generally consists of a short sale, an offsetting notional principal contract, or a futures or forward contract a Fund or a related person enters into with respect to the same or substantially identical property.  In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale.  The foregoing will not apply, however, to any transaction of a Fund during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund’s risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obliged to sell, making a short sale, or granting an option to buy substantially identical stock or securities).

E.           Special Rules for Tax Exempt Funds

Special rules apply to the dividends paid by the Funds that invest primarily in tax-exempt municipal securities (“Tax Exempt Funds”).

The portion of the dividends a Tax Exempt Fund pays equal to the excess of its excludable interest over certain amounts disallowed as deductions (thus excluding distributions of capital gains) will qualify as “exempt-interest dividends” and thus will be excludable from gross income for federal income tax purposes by its shareholders, if the Fund satisfies the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of securities the interest on which is excludable from gross income under section 103(a) of the Code; each Tax-Exempt Fund intends to continue to satisfy this requirement.  The aggregate dividends excludable from a Fund’s shareholders’ gross income may not exceed its net tax-exempt income.  Shareholders' treatment of exempt-interest dividends under state and local income tax laws may differ from the treatment thereof under the Code.  Investors should read the Tax Exempt Funds’ prospectus and SAI and consult their tax advisers concerning this matter.

If shares of a Tax Exempt Fund are sold at a loss after being held for six months or less, the loss will be disallowed to the extent of any exempt-interest dividends received on those shares.

Except as noted in the following sentence, (1) tax-exempt interest paid on certain private activity bonds (“PABs”) (including, to the extent a Tax Exempt Fund receives such interest, a proportionate part of the exempt-interest dividends it pays) is a tax preference item for purposes of the federal alternative minimum tax (“AMT”) and (2) interest on all tax exempt obligations is included in a corporation’s “adjusted current earnings” for AMT purposes (“ACE”), without regard to whether a Tax Exempt Fund’s tax exempt interest is attributable to PABs.  Pursuant to the American Recovery and Reinvestment Tax Act of 2009, interest on PABs will not be a tax preference item or be included in a corporation’s ACE with respect to bonds issued during 2009 and 2010, including refunding bonds issued during that period to refund bonds issued after 2003 and before 2009.  Entities or other persons who are “substantial users” (or persons related to “substantial users”) of facilities financed by PABs should consult their tax advisers before purchasing shares of a Tax Exempt Fund because, for users of certain of these facilities, the interest on PABs is not exempt from federal income tax.  For these purposes, the term “substantial user” is defined generally to include a “non-exempt person” who regularly uses in a trade or business a part of a facility financed from the proceeds of PABs.

Up to 85% of social security and certain railroad retirement benefits may be included in taxable income for a taxable year for recipients whose modified adjusted gross income (which includes exempt-interest dividends) plus 50% of their benefits for the year exceeds certain base amounts. Exempt-interest dividends from a Tax Exempt Fund still are tax-exempt to the extent described above; they are only included in the calculation of whether a recipient's

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income exceeds the established amounts. Interest on indebtedness incurred or continued by a shareholder to purchase or carry Tax Exempt Fund shares is not deductible for federal income tax purposes.

A Tax Exempt Fund may invest in municipal bonds that are purchased, generally not on their original issue, with “market discount” (that is, at a price less than the principal amount of the bond or, in the case of a bond that was issued with OID, a price less than the amount of the issue price plus accrued OID) (“municipal market discount bonds”).  Market discount on such a bond that is less than the product of (1) 0.25% of the bond’s redemption price at maturity times (2) the number of complete years to maturity after the Fund acquired the bond is disregarded.   Market discount on a bond generally is accrued ratably, on a daily basis, over the period from the acquisition date thereof to the date of its maturity.  Any gain on the disposition of a municipal market discount bond (other than a bond with a fixed maturity date within one year from its issuance) generally is treated as ordinary (taxable) income, rather than capital gain, to the extent of the bond's accrued market discount at the time of disposition.  In lieu of treating the disposition gain as above, a Tax Exempt Fund may elect to include market discount in its gross income currently, for each taxable year to which it is attributable.

If a Tax Exempt Fund realizes capital gain as a result of market transactions, any distributions of that gain will be taxable to its shareholders.  There also may be collateral federal income tax consequences regarding the receipt of exempt-interest dividends by shareholders such as S corporations, financial institutions, and property and casualty insurance companies.  A shareholder falling into any such category should consult its tax adviser concerning its investment in shares of a Tax Exempt Fund.

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PART C. OTHER INFORMATION

Item 28.	Exhibits
(a) (i)	Certificate of Trust4
(a)(ii)	Trust Instrument4
(b)	By-laws4
(c)	Shareholders rights are contained in Articles IV, V, VI, IX and X of the Registrant’s Trust Instrument and Articles V, VI, VII and VIII of the Registrant’s By-laws
(d)(i)	Investment Advisory Agreement between Registrant and First Investors Management Company, Inc. (“FIMCO”)8
(d)(ii)	Subadvisory Agreement among FIMCO, Registrant and Wellington Management Company LLP (“Wellington”)8
(d)(iii)	Subadvisory Agreement among FIMCO, Registrant and Paradigm Capital Management, Inc. (“Paradigm”)8
(d)(iv)	Subadvisory Agreement among FIMCO, Registrant and Vontobel Asset Management, Inc. (“Vontobel”)8
(d)(v)	Subadvisory Agreement among FIMCO, Registrant and Smith Asset Management Group, L.P. (“Smith”)8
(e)	Underwriting Agreement between Registrant and First Investors Corporation (“FIC”)8
(f)	Bonus, profit sharing or pension plans – none
(g)(i)	Custodian Agreement between Global Fund and Brown Brothers Harriman & Co. (“BBH”)1
(g)(ii)	Amendment to Custodian Agreement between Global Fund and BBH and 17f-5 Delegation Schedule3
(g)(iii)	Addendum to Custodian Agreement and 17f-5 Delegation Schedule with BBH 4
(g)(iv)	Appendix to Custodian Agreement with BBH with respect to International Fund5
(g)(v)	Assumption of Custodial Terms adding remaining Equity Funds to Custodian Agreement with BBH and Global Custody Fee Proposal7
(h)	Transfer Agent Agreement between Registrant and Administrative Data Management Corp. (“ADM”) with Amended Schedule A5
(i)	Opinion and Consent of Counsel – filed herewith

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(j)	Consent of Independent Registered Public Accounting Firm – filed herewith
(k)	Financial statements omitted from prospectus – none
(l)	Initial capital agreements – none
(m)(i)	Class A Distribution Plan4
(m)(ii)	Amended Schedule A to Class A Distribution Plan5
(m)(iii)	Class B Distribution Plan4
(m)(iv)	Amended Schedule A to Class B Distribution Plan5
(n)(i)	Multiple Class Plan pursuant to Rule 18f-34
(n)(ii)	Amended Schedule A to Multiple Class Plan pursuant to Rule 18f-35
(o)	Reserved
(p)(i)	Code of Ethics of the First Investors family of mutual funds, their investment advisers and their underwriters2
(p)(ii)	Code of Ethics of Wellington2
(p)(iii)	Code of Ethics of Paradigm5
(p)(iv)	Code of Ethics of Vontobel5
(p)(v)	Code of Ethics of Smith6
Other Exhibits
Powers of Attorney for Messrs. Barton, Geiringer, Grohol, Scutro, Ward and Pinkerton8
___________________________

1	Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 21 to First Investors Global Fund Inc.’s Registration Statement (File No. 002-71911) filed on April 24, 1996.
2	Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 31 to Registrant’s Registration Statement (File No. 033-46924) filed on October 11, 2000.
3	Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 30 to First Investors Global Fund Inc.’s Registration Statement (File No. 002-71911) filed on January 28, 2002.
4	Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 42 to Registrant’s Registration Statement (File No. 033-46924) filed on January 27, 2006.
5	Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 45 to Registrant’s Registration Statement (File No. 033-46924) filed on June 8, 2006.
6	Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 47 to Registrant’s Registration Statement (File No. 033-46924) filed on November 15, 2007.
7	Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 51 to Registrant’s Registration Statement (File No. 033-46924) filed on November 19, 2009.
8	Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 53 to Registrant’s Registration Statement (File No. 033-46924) filed on January 28, 2011.

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Item 29.   Persons Controlled by or Under Common Control with the Fund

There are no persons controlled by or under common control with the Fund.

Item 30.    Indemnification

Article IX of the Trust Instrument of the Registrant provides as follows:

Section 1.       LIMITATION OF LIABILITY.  All persons contracting with or having any claim against the Trust or a particular Series shall look only to the assets of the Trust or Assets belonging to such Series, respectively, for payment under such contract or claim; and neither the Trustees nor any of the Trust’s officers or employees, whether past, present or future, shall be personally liable therefor. Every written instrument or obligation on behalf of the Trust or any Series shall contain a statement to the foregoing effect, but the absence of such statement shall not operate to make any Trustee or officer of the Trust liable thereunder. Provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Trust, the Trustees and officers of the Trust shall not be responsible or liable for any act or omission or for neglect or wrongdoing of them or any officer, agent, employee, investment adviser, principal underwriter or independent contractor of the Trust, but nothing contained in this Trust Instrument or in the Delaware Act shall protect any Trustee or officer of the Trust against liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Section 2.       INDEMNIFICATION.

(a) Subject to the exceptions and limitations contained in subsection (b) below:

(i)           every person who is, or has been, a Trustee or an officer or employee of the Trust (“Covered Person”) shall be indemnified by the Trust or the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in the settlement thereof.

(ii)            as used herein, the words “claim,” “action,” “suit” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened, and the words “liability” and “expenses” shall include, without limitation, attorneys fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)           No indemnification shall be provided hereunder to a Covered Person:

(i)            who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of

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willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

(ii)            in the event of a settlement, if there has been a determination that such Covered Person engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:  (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

(c)           The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled and shall inure to the benefit of the heirs, executors and administrators of a Covered Person.

(d)           To the maximum extent permitted by applicable law, expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in subsection (a) of this Section shall be paid by the Trust or applicable Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or applicable Series if it is ultimately determined that he is not entitled to indemnification under this Section; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification under this Section.

(e)           Any repeal or modification of this Article IX by the Shareholders, or adoption or modification of any other provision of this Trust Instrument or the By-laws inconsistent with this Article, shall be prospective only, to the extent that such, repeal or modification would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or indemnification available to any Covered Person with respect to any act or omission which occurred prior to such repeal, modification or adoption.

Section 3.      INDEMNIFICATION OF SHAREHOLDERS.  If any Shareholder or former Shareholder of any Series is held personally liable solely by reason of his being or having been a Shareholder and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or, in the case of any entity, its general successor) shall be entitled out of the Assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability.  The Trust, on behalf of the affected Series, shall, upon request by such Shareholder or former Shareholder, assume the defense of any claim made

4

against him for any act or obligation of the Series and satisfy any judgment thereon from the Assets belonging to the Series.

Article IX, Section 3 of the By-laws of the Registrant provides as follows:

Section 3.            Advance Payment of Indemnifiable Expenses.  Expenses incurred by an agent in connection with the preparation and presentation of a defense to any proceeding may be paid by the Trust from time to time prior to final disposition thereof upon receipt of an undertaking by, or on behalf of, such agent that such amount will be paid over by him or her to the Trust if it is ultimately determined that he or she is not entitled to indemnification; provided, however, that (a) such agent shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments, or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the proceeding, or independent legal counsel in a written opinion, shall have determined, based upon a review of the readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such agent will be found entitled to indemnification.

Number 7 of the Registrant's Investment Advisory Agreement provides as follows:

7.      Limitation of Liability of the Manager.  The Manager shall not be liable for any error of judgment or mistake of law or for any loss suffered by each Trust or any Series in connection with the matters to which this Agreement relate except a loss resulting from the willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under this Agreement.  Any person, even though also an officer, partner, employee, or agent of the Manager, who may be or become an officer, Board member, employee or agent of each Trust shall be deemed, when rendering services to each Trust or acting in any business of each Trust, to be rendering such services to or acting solely for each Trust and not as an officer, partner, employee, or agent or one under the control or direction of the Manager even though paid by it.

Number 5 of the Registrant’s Subadvisory Agreements provide as follows:

5.     Liability of the Subadviser.  The Subadviser agrees to perform faithfully the services required to be rendered to each Trust and each Series under this Agreement, but nothing herein contained shall make the Subadviser or any of its officers, partners or employees liable for any loss sustained by a Trust or its officers, Trustees or shareholders or any other person on account of the services which the Subadviser may render or fail to render under this Agreement; provided, however, that nothing herein shall protect the Subadviser against liability to a Trust, or to any of the Series' shareholders, to which the Subadviser would otherwise be subject, by reason of its willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under this Agreement.  Nothing in this Agreement shall protect the Subadviser from any liabilities that it may have under the 1933 Act or the 1940 Act.

Number 12 of the Registrant's Underwriting Agreement provides as follows:

12.   Limitation of Liability.  The Underwriter agrees to use its best efforts in effecting the sale and public distribution of the Shares through dealers and in performing its duties in

5

redeeming and repurchasing the Shares, but nothing contained in this Agreement shall make the Underwriter or any of its officers, directors or shareholders liable for any loss sustained by the Fund or any of its officers, trustees or shareholders, or by any other person on account of any act done or omitted to be done by the Underwriter under this Agreement, provided that nothing contained herein shall protect the Underwriter against any liability to the Fund or to any of its shareholders to which the Underwriter would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties as Underwriter or by reason of its reckless disregard of its obligations or duties as Underwriter under this Agreement.  Nothing in this Agreement shall protect the Underwriter from any liabilities which it may have under the Securities Act of 1933, as amended (“1993 Act”), or the 1940 Act.

The general effect of this Indemnification will be to indemnify the officers, trustees, employees and agents of the Registrant from costs and expenses arising from any action, suit or proceeding to which they may be made a party by reason of their being or having been a trustee, officer, employee or agent of the Registrant, except where such action is determined to have arisen out of the willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the trustee’s, officer's, employee’s or agent’s office.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.           Business and Other Connections of the Investment Adviser and Subadvisers

First Investors Management Company, Inc. (“FIMCO”) is a registered investment adviser and provides investment management services to the Registrant.  The description of FIMCO under the caption “Fund Management In Greater Detail” in the Prospectus and under the caption “Management of The Funds” in Parts I and II of the Statement of Additional Information, constituting Parts A and B, respectively, of this Registration Statement are incorporated herein by reference.  Information as to any business, profession, vocation or employment of a substantial nature engaged in by the officers, directors and partners of the adviser during the past two years is set forth in Part I of the Statement of Additional Information under the caption “Trustees and Officers” and in its Form ADV filed with the Securities and Exchange Commission (File No. 801-7885), both of which are incorporated herein by reference.

Wellington Management Company, LLP (“Wellington”) is a registered investment adviser and serves as an investment subadviser to the Global Fund, a series of the Registrant.  Information as to any business, profession, vocation or employment of a substantial nature

6

engaged in by the officers, directors and partners of Wellington during the past two years is incorporated by reference to its Form ADV filed with the Securities and Exchange Commission (SEC File No. 801-15908).

Paradigm Capital Management, Inc. (“Paradigm”) is a registered investment adviser and serves as an investment subadviser to the Special Situations Fund, a series of the Registrant.  Information as to any business, profession, vocation or employment of a substantial nature engaged in by the officers, directors and partners of Paradigm during the past two years is incorporated by reference to its Form ADV filed with the Securities and Exchange Commission (SEC File No. 801-47403).

Vontobel Asset Management, Inc. (“Vontobel”) is a registered investment adviser and serves as an investment subadviser to the International Fund, a series of the Registrant.  Information as to any business, profession, vocation or employment of a substantial nature engaged in by the officers, directors and partners of Vontobel during the past two years is incorporated by reference to its Form ADV filed with the Securities and Exchange Commission (SEC File No. 801-21953).

Smith Asset Management Group, L.P. (“Smith”) is a registered investment adviser and serves as an investment subadviser to the Select Growth Fund, a series of the Registrant.  Information as to any business, profession, vocation or employment of a substantial nature engaged in by the officers, directors and partners of Smith during the past two years is incorporated by reference to its Form ADV filed with the Securities and Exchange Commission (SEC File No. 801-50835).

Item 32.            Principal Underwriters

(a)          First Investors Corporation, Underwriter of the Registrant, is also underwriter for:

First Investors Income Funds
First Investors Tax Exempt Funds
First Investors Life Variable Annuity Fund A
First Investors Life Variable Annuity Fund C
First Investors Life Variable Annuity Fund D
First Investors Life Level Premium Variable Life Insurance (Separate Account B)
First Investors Life Modified Single Premium Variable Life Insurance (Separate Account E)

(b)	The following persons are the officers and directors of the Underwriter:

The principal business address of each director and officer listed below is c/o First Investors Legal Department, 110 Wall Street, New York, New York 10005.

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Name	Position and Office with First Investors Corporation	Position and Office with Registrant
Christopher H. Pinkerton	Director, Chairman and President	President and Trustee
Larry R. Lavoie	Director and Secretary	None
George D. Karris	Senior Vice President	None
Frederick Miller	Senior Vice President	None
William M. Lipkus	Director, Chief Financial Officer and Treasurer	None
Elizabeth Reilly	Vice President	None
Matthew Smith	Vice President	None
Marjorie Solowey	Vice President	None
William J. Vogt	Vice President	None
Mark Segal	Assistant Vice President	None
Carol Lerner Brown	Assistant Secretary	Assistant Secretary
Jay Stainsby	Assistant Secretary	None

(c)        Not applicable

Item 33.           Location of Accounts and Records

Physical possession of the books, accounts and records of the Registrant are held by First Investors Management Company, Inc. and its affiliated companies, First Investors Corporation and Administrative Data Management Corp., at their corporate headquarters, 110 Wall Street, New York, NY 10005, and at their administrative offices, Raritan Plaza 1, Edison, NJ 08837, except for those maintained by the Registrant's Custodian, Brown Brothers Harriman & Co., at 40 Water Street, Boston, MA 02109.

Item 34.           Management Services

Not Applicable.

Item 35.           Undertakings

None.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant represents that this Amendment meets all the requirements for effectiveness pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York, on the 26th day of January 2012.

FIRST INVESTORS EQUITY FUNDS

By:	/s/ Christopher H. Pinkerton
Christopher H. Pinkerton
President and Trustee

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 55 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Christopher H. Pinkerton	President and Trustee	January 26, 2012
Christopher H. Pinkerton

/s/ Joseph I. Benedek	Treasurer	January 26, 2012
Joseph I. Benedek

/s/ Charles R. Barton, III	Trustee	January 26, 2012
Charles R. Barton, III*

/s/ Stefan L. Geiringer	Trustee	January 26, 2012
Stefan L. Geiringer*

/s/ Robert M. Grohol	Chairman of the Board	January 26, 2012
Robert M. Grohol*	And Trustee

/s/ Arthur M. Scutro, Jr.	Trustee	January 26, 2012
Arthur M. Scutro, Jr.*

/s/ Mark R. Ward	Trustee	January 26, 2012
Mark R. Ward*

*  By:          /s/ Mary Carty
Mary Carty
(Attorney-in-Fact)

Exhibit Index

Type	Description
EX-99.i	Opinion and Consent of Counsel
EX-99.j	Consent of Independent Registered Public Accounting Firm